AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 2001

                                                              FILE NO. 033-87376
                                                                        811-8914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------
                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933                        |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]

                         POST-EFFECTIVE AMENDMENT NO. 13                     |X|

                                     AND/OR

                             REGISTRATION STATEMENT

                                      UNDER


                       THE INVESTMENT COMPANY ACT OF 1940                    |X|
                                AMENDMENT NO. 13                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)
                                 ------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)
                         PHL VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                              ---------------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)
                              ---------------------
                                  Dona D. Young
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)
                              ---------------------
                                    Copy to:


                             Richard J. Wirth, Esq.
                         PHL Variable Insurance Company

                                One American Row
                             Hartford, CT 06102-5056
                              ---------------------

           It is proposed that this filing will become effective
           (check appropriate box)
           |X| immediately upon filing pursuant to paragraph (b) of Rule 485 | | on October 29, 2001 pursuant to paragraph (b) of Rule 485
           [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
           [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
           If appropriate, check the following box:

           [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                              ---------------------


================================================================================

                                     PART A

                                                                     [VERSION A]

                             THE BIG EDGE CHOICE(R)

                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                      OCTOBER 29, 2001

    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series

[diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series

[diamond] Phoenix-Federated U.S. Government Bond Series(1)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond] Phoenix-Janus Core Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series

[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

[diamond] Deutsche VIT EAFE(R) Equity Index Fund
[diamond] Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
[diamond] Mutual Shares Securities Fund -- Class 2

[diamond] Templeton Asset Strategy Fund -- Class 2(1)
[diamond] Templeton Developing Markets Securities Fund -- Class 2(1)

[diamond] Templeton Growth Securities Fund -- Class 2
[diamond] Templeton International Securities Fund -- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap


(1) Not available to new investors.



     The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT: [envelope]  PHOENIX VARIABLE PRODUCTS
                                                       MAIL OPERATIONS
                                                       PO Box 8027
                                                       Boston, MA 02266-8027
                                           [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS
Heading                                                     Page
--------------------------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    8
FINANCIAL HIGHLIGHTS......................................    9
PERFORMANCE HISTORY.......................................    9
THE VARIABLE ACCUMULATION ANNUITY.........................    9
PHL VARIABLE AND THE ACCOUNT .............................    9
INVESTMENTS OF THE ACCOUNT................................   10
   The Phoenix Edge Series Fund...........................   10
   AIM Variable Insurance Funds...........................   11
   The Alger American Fund................................   11
   Deutsche Asset Management VIT Funds....................   11
   Federated Insurance Series.............................   11
   Fidelity(R)Variable Insurance Products.................   11
   Franklin Templeton Variable Insurance Products Trust...   11
   The Universal Institutional Funds, Inc.................   12
   Wanger Advisors Trust..................................   12
   Investment Advisors....................................   12
   Services of the Advisors...............................   13
GIA.......................................................   13
MVA.......................................................   14
PURCHASE OF CONTRACTS.....................................   14
DEDUCTIONS AND CHARGES....................................   14
   Premium Tax............................................   14
   Surrender Charges......................................   14
   Charges for Mortality and Expense Risks................   15
   Charges for Administrative Services....................   15
   Market Value Adjustment................................   16
   Other Charges..........................................   16
THE ACCUMULATION PERIOD...................................   16
   Accumulation Units.....................................   16
   Accumulation Unit Values...............................   16
   Transfers .............................................   16
   Optional Programs & Benefits...........................   17
      Dollar Cost Averaging Program.......................   17
      Asset Rebalancing Program...........................   17
   Surrender of Contract; Partial Withdrawals.............   17
   Lapse of Contract......................................   18
   Payment Upon Death Before Maturity Date ...............   18
THE ANNUITY PERIOD .......................................   18
   Variable Accumulation Annuity Contracts................   18
     Annuity Options .....................................   19
     Other Options and Rates..............................   20
     Other Conditions.....................................   21
   Payment Upon Death After Maturity Date.................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
   Valuation Date.........................................   21
   Valuation Period.......................................   21
   Accumulation Unit Value................................   21
   Net Investment Factor..................................   21
MISCELLANEOUS PROVISIONS..................................   21
   Assignment.............................................   21
   Deferment of Payment ..................................   22
   Free Look Period.......................................   22
   Amendments to Contracts................................   22
   Substitution of Fund Shares............................   22
   Ownership of the Contract..............................   22
FEDERAL INCOME TAXES......................................   22
   Introduction...........................................   22
   Income Tax Status......................................   23
   Taxation of Annuities in General--Non-Qualified Plans..   23
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date.....................................   23
     Surrenders or Withdrawals On or After the Contract
        Maturity Date.....................................   23
     Penalty Tax on Certain Surrenders and Withdrawals....   23
   Additional Considerations..............................   24
   Diversification Standards .............................   25
   Qualified Plans........................................   25
     Tax Sheltered Annuities ("TSAs") ....................   26
     Keogh Plans..........................................   26
     Individual Retirement Accounts.......................   26
     Corporate Pension and Profit-Sharing Plans...........   27
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations..........................   27
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Plans..............................   27
     Seek Tax Advice......................................   28
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   28
STATE REGULATION .........................................   28
REPORTS ..................................................   28
VOTING RIGHTS ............................................   28
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   29
LEGAL MATTERS ............................................   29
SAI.......................................................   29
APPENDIX A--FINANCIAL HIGHLIGHTS...........................  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES...................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS .....................  C-1




    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated October 29, 2001, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on Page 1.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                    ALL SUBACCOUNTS
                                                                                       ---------------

Sales Charges Imposed on Purchases..............................................              None

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1........................................               7%
    Age of Payment in Complete Years 1-2........................................               6%
    Age of Payment in Complete Years 2-3........................................               5%
    Age of Payment in Complete Years 3-4........................................               4%
    Age of Payment in Complete Years 4-5........................................               3%
    Age of Payment in Complete Years 5-6........................................               2%
    Age of Payment in Complete Years 6-7........................................               1%
    Age of Payment in Complete Years 7 and thereafter...........................              None

Exchange Fee-- Maximum Allowable Charge Per Exchange............................               $10



ANNUAL ADMINISTRATIVE CHARGE

    Maximum.....................................................................               $35



SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee..............................................               1.25%
    Daily Administrative Fee....................................................                .125%
                                                                                               ------

Total Separate Account Annual Expenses..........................................               1.375%
















----------------
(1)A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER                           OTHER
                                                                          OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE     EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12B-1     BEFORE         BEFORE          AFTER           AFTER

                      SERIES                           FEE      FEES   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(7)

------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International(6)                      0.75%      N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia(5,10)                        1.00%      N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity(4,8)                        0.85%      N/A        0.72%           1.57%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value(4,8)         0.85%      N/A        0.33%           1.18%          0.20%           1.05%
Phoenix-Deutsche Dow 30(2,10)                          0.35%      N/A        1.25%           1.60%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(2,8,10)           0.35%      N/A        1.63%           1.98%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities(5,10)     0.75%      N/A        0.57%           1.32%          0.25%           1.00%
Phoenix-Engemann Capital Growth(2,10)                  0.62%      N/A        0.06%           0.68%          0.06%           0.68%
Phoenix-Engemann Nifty Fifty(2,10)                     0.90%      N/A        1.31%           2.21%          0.15%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth(4,8,10)        0.90%      N/A        3.03%           3.93%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond(5)              0.60%      N/A        1.92%           2.52%          0.15%           0.75%
Phoenix-Goodwin Money Market(2,10)                     0.40%      N/A        0.18%           0.58%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income(2,10)        0.50%      N/A        0.19%           0.69%          0.15%           0.65%
Phoenix-Hollister Value Equity(2,10)                   0.70%      N/A        0.63%           1.33%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index(1,10)      0.45%      N/A        0.24%           0.69%          0.10%           0.55%
Phoenix-Janus Core Equity(2,10)                        0.85%      N/A        1.69%           2.54%          0.15%           1.00%
Phoenix-Janus Flexible Income(3,10)                    0.80%      N/A        1.67%           2.47%          0.20%           1.00%
Phoenix-Janus Growth(2,10)                             0.85%      N/A        0.39%           1.24%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock(4,8)                0.75%      N/A        0.60%           1.35%          0.20%           0.95%
Phoenix-MFS Investors Trust(4,8)                       0.75%      N/A        0.79%           1.54%          0.20%           0.95%
Phoenix-MFS Value(4,8)                                 0.75%      N/A        0.45%           1.20%          0.20%           0.95%
Phoenix-Morgan Stanley Focus Equity(2,9,10)            0.85%      N/A        2.65%           3.50%          0.15%           1.00%
Phoenix-Oakhurst Balanced(2,10)                        0.55%      N/A        0.15%           0.70%          0.15%           0.70%
Phoenix-Oakhurst Growth & Income(2,10)                 0.70%      N/A        0.24%           0.94%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation(2,10)            0.58%      N/A        0.12%           0.70%          0.12%           0.70%
Phoenix-Sanford Bernstein Global Value(2,8,10)         0.90%      N/A        2.29%           3.19%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value(2,10)          1.05%      N/A        1.34%           2.39%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value(2,8,10)      1.05%      N/A        1.92%           2.97%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth(5,10)                    0.80%      N/A        0.39%           1.19%          0.25%           1.05%
Phoenix-Seneca Strategic Theme(5,10)                   0.75%      N/A        0.17%           0.92%          0.17%           0.92%

------------------------------------------------------------------------------------------------------------------------------------


(1)This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .10% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(2) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(3)This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses (after giving effect to custodial fee credits) exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(4)This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(5)This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(6)This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(7)Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.

(8)Other expenses are based on estimated amounts for the current fiscal year.

(9)Expense information for this series has been restated to reflect current fees.

(10)It is expected that beginning January 1, 2002, the expense caps for these series will be increased by .05% of average net assets.


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                          OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                   INVESTMENT   RULE     EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                   MANAGEMENT   12B-1     BEFORE         BEFORE          AFTER           AFTER
                      SERIES                           FEE     FEES(6) REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.21%           0.82%          0.21%          0.82%
AIM V.I. Value Fund                                  0.61%      N/A        0.23%           0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(9)         0.85%      N/A        0.05%           0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund               0.45%      N/A        0.47%           0.92%          0.20%          0.65%
Deutsche VIT Equity 500 Index Fund                   0.20%      N/A        0.11%           0.31%          0.10%          0.30%


FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS

------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)
VIP Growth Opportunities Portfolio                   0.58%     0.10%       0.11%           0.79%          0.11%          0.79%(7)
VIP Growth Portfolio                                 0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.20%           1.05%          0.20%          1.05%
Templeton Asset Strategy Fund                        0.60%     0.25%       0.22%           1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.31%           1.81%          0.31%          1.81%
Templeton Growth Securities Fund                     0.81%     0.25%       0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund              0.67%     0.25%       0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                0.80%(8)    N/A        0.53%           1.33%          0.53%          1.15%(8)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(2)                              1.00%      N/A        0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap(3)                    1.20%      N/A        0.21%           1.41%          0.21%          1.41%
Wanger Twenty(1)                                     0.95%      N/A        0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap(4)                             0.95%      N/A        0.05%           1.00%          0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1)This series pays a portion or all of its expenses other than the management fee up to .40%.
(2)This series pays a portion or all of its expenses other than the management fee up to .45%.
(3)This series pays a portion or all of its expenses other than the management fee up to .60%.

(4)This series pays a portion or all of its expenses other than the management fee up to 1.00%.

(5)Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6)The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(7)Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
(8)The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to 0.59%.
(9)Included in "Other Expenses" is 0.01% of interest expense.

EXPENSE EXAMPLES

--------------------------------------------------------------------------------


    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.



EXPENSE EXAMPLES:


                                                     If you  surrender  your  contract at      If you annuitize your contract at
                                                     the  end  of  one  of   these   time      the end of one of these time
                                                     periods, you would pay:                   periods, you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------
Phoenix-Aberdeen International                          $90      $126     $163      $282        $ 90      $126     $132     $282
Phoenix-Aberdeen New Asia                               103       165      228       410         103       165      199      410

Phoenix-AIM Mid-Cap Equity                               95       142      N/A       N/A          95       142      N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                91       131      N/A       N/A          91       131      N/A      N/A

Phoenix-Deutsche Dow 30                                  95       142      190       338          95       142      161      338

Phoenix-Deutsche Nasdaq-100 Index(R)                     99       154      N/A       N/A          99       154      N/A      N/A

Phoenix-Duff & Phelps Real Estate Securities             93       134      177       311          93       134      147      311
Phoenix-Engemann Capital Growth                          87       116      146       247          87       116      115      247
Phoenix-Engemann Nifty Fifty                             91       131      171       299          91       131      141      299

Phoenix-Engemann Small & Mid-Cap Growth                 101       160      N/A       N/A         101       160      N/A      N/A

Phoenix-Federated U.S. Government Bond                  104       168      233       419         104       168      204      419
Phoenix-Goodwin Money Market                             86       113      141       237          86       113      110      237
Phoenix-Goodwin Multi-Sector Fixed Income                87       116      147       248          87       116      116      248
Phoenix-Hollister Value Equity                           93       135      178       312          93       135      148      312
Phoenix-J.P. Morgan Research Enhanced Index              87       116      147       248          87       116      116      248
Phoenix-Janus Core Equity                               104       168      234       421         104       168      205      421
Phoenix-Janus Flexible Income                           103       166      230       415         103       166      202      415
Phoenix-Janus Growth                                     92       132      173       303          92       132      143      303

Phoenix-MFS Investors Growth Stock                       93       136      N/A       N/A          93       136      N/A      N/A
Phoenix-MFS Investors Trust                              95       141      N/A       N/A          95       141      N/A      N/A
Phoenix-MFS Value                                        92       132      N/A       N/A          92       132      N/A      N/A
Phoenix-Morgan Stanley Focus Equity                     113       195      276       499         113       195      249      499

Phoenix-Oakhurst Balanced                                87       117      147       249          87       117      116      249
Phoenix-Oakhurst Growth and Income                       89       124      159       274          89       124      128      274
Phoenix-Oakhurst Strategic Allocation                    87       117      147       249          87       117      116      249

Phoenix-Sanford Bernstein Global Value                  110       186      N/A       N/A         110       186      N/A      N/A



                                                     If you do not  surrender or annuitize
                                                     your  contract,  after  each of these
                                                     time periods you will have paid:
                                                     --------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------
Phoenix-Aberdeen International                         $ 25     $ 77     $ 132    $ 282
Phoenix-Aberdeen New Asia                                39      118       199      410

Phoenix-AIM Mid-Cap Equity                               31       94       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                27       83       N/A      N/A

Phoenix-Deutsche Dow 30                                  31       95       161      338

Phoenix-Deutsche Nasdaq-100 Index(R)                     35      106       N/A      N/A

Phoenix-Duff & Phelps Real Estate Securities             28       86       147      311
Phoenix-Engemann Capital Growth                          22       67       115      247
Phoenix-Engemann Nifty Fifty                             27       82       141      299

Phoenix-Engemann Small & Mid-Cap Growth                  37      113       N/A      N/A

Phoenix-Federated U.S. Government Bond                   40      121       204      419
Phoenix-Goodwin Money Market                             21       64       110      237
Phoenix-Goodwin Multi-Sector Fixed Income                22       67       116      248
Phoenix-Hollister Value Equity                           28       87       148      312
Phoenix-J.P. Morgan Research Enhanced Index              22       67       116      248
Phoenix-Janus Core Equity                                40      122       205      421
Phoenix-Janus Flexible Income                            40      120       202      415
Phoenix-Janus Growth                                     27       84       143      303

Phoenix-MFS Investors Growth Stock                       29       88       N/A      N/A
Phoenix-MFS Investors Trust                              31       94       N/A      N/A
Phoenix-MFS Value                                        27       83       N/A      N/A
Phoenix-Morgan Stanley Focus Equity                      50      150       249      499

Phoenix-Oakhurst Balanced                                22       68       116      249
Phoenix-Oakhurst Growth and Income                       24       75       128      274
Phoenix-Oakhurst Strategic Allocation                    22       68       116      249

Phoenix-Sanford Bernstein Global Value                   47      141       N/A      N/A


                                                     If you  surrender  your  contract at      If you annuitize your contract at
                                                     the  end  of  one  of   these   time      the end of one of these time
                                                     periods, you would pay:                   periods, you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------
Phoenix-Sanford Bernstein Mid-Cap Value                 102       164      227       408         102       164      198      408
Phoenix-Sanford Bernstein Small-Cap Value               108       181      N/A       N/A         108       181      N/A      N/A

Phoenix-Seneca Mid-Cap Growth                            91       131      171       299          91       131      141      299

Phoenix-Seneca Strategic Theme                           89       123      158       272          89       123      127      272
AIM V.I. Capital Appreciation Fund                       88       120      N/A       N/A          88       120      N/A      N/A
AIM V.I. Value Fund                                      88       121      N/A       N/A          88       121      N/A      N/A
Alger American Leveraged AllCap Portfolio                89       122      157       270          89       122      126      270

Deutsche VIT EAFE(R) Equity Index Fund                   89       123      158       272          89       123      127      272
Deutsche VIT Equity 500 Index Fund                       83       106      N/A       N/A          83       106      N/A      N/A

Federated Fund for U.S. Government Securities II         88       121      154       264          88       121      123      264
Federated High Income Bond Fund II                       87       118      150       256          87       118      119      256
VIP Contrafund(R)Portfolio                               87       118      150       256          87       118      119      256
VIP Growth Opportunities Portfolio                       88       119      152       259          88       119      121      259
VIP Growth Portfolio                                     87       118      150       256          87       118      119      256
Mutual Shares Securities Fund--Class 2                   90       126      164       284          90       126      133      284
Templeton Asset Strategy Fund--Class 2                   90       127      165       287          90       127      135      287
Templeton Developing Markets Securities Fund--
Class 2                                                  97       148      200       357          97       148      171      357
Templeton Growth Securities Fund--Class 2                91       129      168       292          91       129      137      292
Templeton International Securities Fund--Class 2         91       129      168       292          91       129      137      292
Technology Portfolio                                     93       135      179       315          93       135      149      315
Wanger Foreign Forty                                     96       144      194       345          96       144      165      345
Wanger International Small Cap                           93       137      181       320          93       137      151      320
Wanger Twenty                                            95       141      188       333          95       141      158      333
Wanger U.S. Small Cap                                    90       125      162       280          90       125      131      280


                                                     If you do not  surrender or annuitize
                                                     your  contract,  after  each of these
                                                     time periods you will have paid:
                                                     --------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------
Phoenix-Sanford Bernstein Mid-Cap Value                  39      118       198      408

Phoenix-Sanford Bernstein Small-Cap Value                45      135       N/A      N/A

Phoenix-Seneca Mid-Cap Growth                            27       82       141      299
Phoenix-Seneca Strategic Theme                           24       74       127      272
AIM V.I. Capital Appreciation Fund                       23       71       N/A      N/A
AIM V.I. Value Fund                                      23       72       N/A      N/A
Alger American Leveraged AllCap Portfolio                24       74       126      270

Deutsche VIT EAFE(R) Equity Index Fund                   24       74       127      272
Deutsche VIT Equity 500 Index Fund                       18       57       N/A      N/A

Federated Fund for U.S. Government Securities II         23       72       123      264
Federated High Income Bond Fund II                       23       69       119      256
VIP Contrafund(R)Portfolio                               23       69       119      256
VIP Growth Opportunities Portfolio                       23       70       121      259
VIP Growth Portfolio                                     23       69       119      256
Mutual Shares Securities Fund--Class 2                   25       78       133      284
Templeton Asset Strategy Fund--Class 2                   26       79       135      287
Templeton Developing Markets Securities Fund--
Class 2                                                  33      101       171      357
Templeton Growth Securities Fund--Class 2                26       80       137      292
Templeton International Securities Fund--Class 2         26       80       137      292
Technology Portfolio                                     29       87       149      315
Wanger Foreign Forty                                     32       97       165      345
Wanger International Small Cap                           29       89       151      320
Wanger Twenty                                            30       93       158      333
Wanger U.S. Small Cap                                    25       77       131      280

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds. Allocations to either the GIA or MVA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and the MVA.


[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections titled, "GIA" and "The Accumulation Period--Transfers."


[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period.

[diamond] No deduction for surrender charges after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charge is imposed if the annuitant or owner dies before the date that annuity payments will begin.

[diamond] A declining surrender charge is assessed on withdrawals in excess of 10% of the Account value, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                7%   6%   5%   4%   3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6   7+
Complete Years
---------------------------------------------------------------

[diamond] The total deferred surrender charges on a contract will never exceed
          9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the Contact value upon annuitization.
          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix A. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, PHL Variable established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that PHL Variable may conduct. Obligations under the contracts are obligations of PHL Variable.


    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information see "GIA."


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.


    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is to seek long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).


    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: This series seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.


    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.


    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.


    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:


    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

o VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

o VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

o VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:


    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.


    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------
------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
o  Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
o  Phoenix-Engemann Capital Growth
o  Phoenix-Engemann Nifty Fifty
o  Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
o  Phoenix-Seneca Mid-Cap Growth
o  Phoenix-Seneca Strategic Theme
------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Growth + Value

Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index

Phoenix-Janus Core Equity

Phoenix-Janus Flexible Income

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
Phoenix-Janus Growth

Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value

Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------

AIM Capital Management, Inc.
o  Phoenix-AIM Mid-Cap Equity

Alliance Capital Management, L.P. ("Alliance")

o  Phoenix-Alliance/Bernstein Growth + Value

o  Phoenix-Sanford Bernstein Global Value
o  Phoenix-Sanford Bernstein Mid-Cap Value
o  Phoenix-Sanford Bernstein Small-Cap Value
Deutsche Asset Management ("Deutsche")
o  Phoenix-Deutsche Dow 30
o  Phoenix-Deutsche Nasdaq-100 Index(R)
Federated Investment Management Company
o  Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
o  Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation ("Janus")

o  Phoenix-Janus Core Equity

o  Phoenix-Janus Flexible Income
o  Phoenix-Janus Growth

MFS Investment Management ("MFS")
o  Phoenix-MFS Investors Growth Stock
o  Phoenix-MFS Investors Trust
o  Phoenix-MFS Value

Morgan Stanley Asset Management ("Morgan Stanley")
o  Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------
------------------------------------------------------------------
Duff & Phelps Investment Management Co. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia
------------------------------------------------------------------


    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.



------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o  AIM V.I. Capital Appreciation Fund
o  AIM V.I. Value Fund
Fred Alger Management, Inc.
o  Alger American Leveraged AllCap Portfolio
Deutsche Asset Management

o  Deutsche VIT EAFE(R) Equity Index Fund
o  Deutsche VIT Equity 500 Index Fund

Federated Investment Management Company
o  Federated Fund for U.S. Government Securities II
o  Federated High Income Bond Fund II
Fidelity Management and Research Company
o  VIP Contrafund(R) Portfolio
o  VIP Growth Opportunities Portfolio
o  VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o  Mutual Shares Securities Fund
Morgan Stanley Asset Management
o  Technology Portfolio
Templeton Asset Management, Ltd.
o  Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o  Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o  Templeton Asset Strategy Fund
o  Templeton International Securities Fund
Wanger Asset Management, L.P.
o  Wanger Foreign Forty
o  Wanger International Small Cap
o  Wanger Twenty
o  Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS

    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    We require minimum subsequent payments of $25.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or

[diamond] the method and frequency of payments; and

[diamond] the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, the status of PHL Variable within those states and the insurance tax laws of those states. We will pay any premium tax due and will reimburse ourselves only upon the earlier of partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this Prospectus.


SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent              7%   6%    5%   4%   3%   2%   1%    0%
---------------------------------------------------------------
Age of Payment in     0    1    2     3    4    5    6    7+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, PHL Variable generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA or MVA.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of PHL Variable or its affiliates and their spouses; or to employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling VAO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] the contract value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

          PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

[diamond] QUALIFIED CONTRACTS
          Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT
[diamond] UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET
          REACHED AGE 85.

          1. Death occurring in the first contract year--the greater of:

             a. 100% of payments, less any withdrawals; or

             b. the contract value as of the claim date.

          2. Death occurring in any subsequent contract year--the greater of:

             a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or

             b. the contract value as of the claim date.

[diamond] AFTER THE ANNUITANT'S 85TH BIRTHDAY
          The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the Claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

          a. 100% of payments, less any withdrawals, or

          b. the contract value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within 10 years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VAO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH
10-YEAR PERIOD CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as otherwise may be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the NYSE is open for trading and we are open for business. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.


SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    PHL Variable is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to PHL Variable. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    PHL Variable has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the IA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the market value adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and also will reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of

Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, PHL Variable Insurance Company has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements


    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
FINANCIAL HIGHLIGHTS (CONDENSED FINANCIAL INFORMATION)

--------------------------------------------------------------------------------


THE FOLLOWING TABLE GIVES THE HISTORICAL UNIT VALUES FOR A SINGLE SHARE OF EACH OF THE AVAILABLE SUBACCOUNTS. MORE INFORMATION CAN BE OBTAINED FROM THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU MAY OBTAIN A COPY OF THE SAI FREE OF CHARGE BY CALLING VPMO AT 800/541-0171 OR BY WRITING TO:

                  VARIABLE PRODUCTS MAIL OPERATIONS
                  PO BOX 8027
                  BOSTON, MA 02266-8027

                                                                                                                       SHARES
                                                                           SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                                           UNIT VALUE            UNIT VALUE        END OF PERIOD
                             SUBACCOUNT                                BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
 -----------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ABERDEEN INTERNATIONAL
 ===================================================================================================================================

          From 1/1/00 to 12/31/00                                            $2.106                $1.732             20,829
          From 1/1/99 to 12/31/99                                            $1.648                $2.106             21,574
          From 1/1/98 to 12/31/98                                            $1.306                $1.648             15,694
          From 1/1/97 to 12/31/97                                            $1.181                $1.306              7,089
          From 1/1/96 to 12/31/96                                            $1.009                $1.181              3,095
          From 7/31/95* to 12/31/95                                          $1.000                $1.009                133


 PHOENIX-ABERDEEN NEW ASIA
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $0.933                $0.774              6,039
          From 1/1/99 to 12/31/99                                            $0.626                $0.933              5,775
          From 1/1/98 to 12/31/98                                            $0.665                $0.626              3,949
          From 1/1/97 to 12/31/97                                            $0.997                $0.665              3,655
          From 1/29/96* to 12/31/96                                          $1.000                $0.997              1,133


 PHOENIX-DEUTSCHE DOW 30

 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.019                $1.882              1,262
          From 12/29/99* to 12/31/99                                         $2.000                $2.019                181


 PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)

 ==================================================================================================================================
          From 8/22/00* to 12/31/00                                          $1.000                $1.257               224

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.333                $1.721              6,724
          From 1/1/99 to 12/31/99                                            $1.290                $1.333              7,522
          From 1/1/98 to 12/31/98                                            $1.660                $1.290              8,919
          From 1/1/97 to 12/31/97                                            $1.378                $1.660              7,737
          From 1/1/96 to 12/31/96                                            $1.050                $1.378              1,543
          From 7/31/95* to 12/31/95                                          $1.000                $1.050                226

 PHOENIX-ENGEMANN CAPITAL GROWTH
 ===================================================================================================================================

          From 1/1/00 to 12/31/00                                            $2.354                $1.909            149,303
          From 1/1/99 to 1 2/31/99                                           $1.840                $2.354            158,997
          From 1/1/98 to 12/31/98                                            $1.436                $1.840            135,636
          From 1/1/97 to 12/31/97                                            $1.202                $1.436             77,819
          From 1/1/96 to 12/31/96                                            $1.082                $1.202             42,365
          From 7/31/95* to 12/31/95                                          $1.000                $1.082              3,037

*Date subaccount began operations.


                                                                                                                       SHARES
                                                                           SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                                           UNIT VALUE            UNIT VALUE        END OF PERIOD
                             SUBACCOUNT                                BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
 -----------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ENGEMANN NIFTY FIFTY
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.627                $1.315             17,371
          From 1/1/99 to 12/31/99                                            $1.248                $1.627             15,352
          From 3/3/98* to 12/31/98                                           $1.000                $1.248              4,057

 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
 ===================================================================================================================================
          From 8/15/00 to 12/31/00                                           $1.000                $1.616                532

 PHOENIX-FEDERATED U.S. GOVERNMENT BOND
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.003                $2.347                738
          From 12/22/99* to 12/31/99                                         $2.000                $2.003                 37

 PHOENIX-GOODWIN MONEY MARKET
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.169                $1.223             26,146
          From 1/1/99 to 12/31/99                                            $1.131                $1.169             53,089
          From 1/1/98 to 12/31/98                                            $1.091                $1.131             48,674
          From 1/1/97 to 12/31/97                                            $1.051                $1.091             32,019
          From 1/1/96 to 12/31/96                                            $1.014                $1.051             22,142
          From 7/31/95* to 12/31/95                                          $1.000                $1.014             5,893

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.256                $1.320             38,534
          From 1/1/99 to 12/31/99                                            $1.208                $1.256             47,251
          From 1/1/98 to 12/31/98                                            $1.276                $1.208             49,806
          From 1/1/97 to 12/31/97                                            $1.166                $1.276             29,245
          From 1/1/96 to 12/31/96                                            $1.051                $1.166             13,252
          From 7/31/95* to 12/31/95                                          $1.000                $1.051                319

 PHOENIX-HOLLISTER VALUE EQUITY
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.343                $1.751              6,209
          From 1/1/99 to 12/31/99                                            $1.095                $1.343              4,394
          From 3/5/98* to 12/31/98                                           $1.000                $1.095              2,909

 PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.585                $1.384             23,633
          From 1/1/99 to 12/31/99                                            $1.352                $1.585             28,343
          From 1/1/98 to 12/31/98                                            $1.040                $1.352             16,026
          From 5/1/97* to 12/31/97                                           $1.000                $1.040              3,958


 PHOENIX-JANUS CORE EQUITY

 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.084                $1.930              1,299
          From 12/20/99* to 12/31/99                                         $2.000                $2.084                 66

 PHOENIX-JANUS FLEXIBLE INCOME
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.000                $2.101                874
          From 12/22/99* to 12/31/99                                         $2.000                $2.000                 98

 PHOENIX-JANUS GROWTH
 ==================================================================================================================================+
          From 1/1/00 to 12/31/00                                            $2.084                $1.827              8,994
          From 12/20/99* to 12/31/99                                         $2.000                $2.084                282

 PHOENIX-MORGAN STANLEY FOCUS EQUITY
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.028                $1.738                327
          From 12/24/99* to 12/31/99                                         $2.000                $2.028                 29

*Date subaccount began operations.


                                                                                                                       SHARES
                                                                           SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                                           UNIT VALUE            UNIT VALUE        END OF PERIOD
                             SUBACCOUNT                                BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
 -----------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-OAKHURST BALANCED
 ===================================================================================================================================

          From 1/1/00 to 12/31/00                                            $1.717                $1.703             29,243

          From 1/1/99 to 12/31/99                                            $1.560                $1.717             33,400
          From 1/1/98 to 12/31/98                                            $1.329                $1.560             27,300
          From 1/1/97 to 12/31/97                                            $1.142                $1.329             10,024
          From 1/1/96 to 12/31/96                                            $1.047                $1.142              5,616
          From 7/31/95* to 12/31/95                                          $1.000                $1.047                719

 PHOENIX-OAKHURST GROWTH AND INCOME
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.374                $1.266             33,611
          From 1/1/99 to 12/31/99                                            $1.191                $1.374             34,387
          From 3/3/98* to 12/31/98                                           $1.000                $1.191             14,294

 PHOENIX-OAKHURST STRATEGIC ALLOCATION
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.745                $1.732             38,928
          From 1/1/99 to 12/31/99                                            $1.590                $1.745             43,750
          From 1/1/98 to 12/31/98                                            $1.334                $1.590             38,139
          From 1/1/97 to 12/31/97                                            $1.120                $1.334             22,085
          From 1/1/96 to 12/31/96                                            $1.042                $1.120             13,249
          From 7/31/95* to 12/31/95                                          $1.000                $1.042              2,919

 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
 ===================================================================================================================================
          From 12/15/00* to 12/31/00                                         $2.000                $2.062                 19

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $0.775                $0.894              3,448
          From 1/1/99 to 12/31/99                                            $0.876                $0.775              3,352
          From 3/5/98* to 12/31/98                                           $1.000                $0.876              3,102

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
 ===================================================================================================================================
          From 12/14/00* to 12/31/00                                         $2.000                $2.149                 52

 PHOENIX-SENECA MID-CAP GROWTH
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.735                $1.948              8,119
          From 1/1/99 to 12/31/99                                            $1.208                $1.735              4,186
          From 3/3/98* to 12/31/98                                           $1.000                $1.208              1,938

 PHOENIX-SENECA STRATEGIC THEME
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.720                $2.375             28,108
          From 1/1/99 to 12/31/99                                            $1.779                $2.720             25,555
          From 1/1/98 to 12/31/98                                            $1.246                $1.779             15,013
          From 1/1/97 to 12/31/97                                            $1.078                $1.246             10,169
          From 1/29/96* to 12/31/96                                          $1.000                $1.078              4,054

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 ===================================================================================================================================
          From 6/15/00* to 12/31/00                                          $1.000                $1.525                649

 EAFE(R) EQUITY INDEX FUND
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.426                $1.995                337
          From 7/26/99* to 12/31/99                                          $2.000                $2.426                186

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.986                $2.174              1,215
          From 7/21/99* to 12/31/99                                          $2.000                $1.986                883

*Date subaccount began operations.


                                                                                                                       SHARES
                                                                           SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                                           UNIT VALUE            UNIT VALUE        END OF PERIOD
                             SUBACCOUNT                                BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
 -----------------------------------------------------------------------------------------------------------------------------------

 FEDERATED HIGH INCOME BOND FUND II
 ===================================================================================================================================

          From 1/1/00 to 12/31/00                                            $1.969                $1.767              1,335

          From 7/27/99* to 12/31/99                                          $2.000                $1.969                602

 VIP CONTRAFUND(R)
 ===================================================================================================================================
          From 6/6/00* to 12/31/00                                           $2.000                $1.865                304

 VIP GROWTH OPPORTUNITIES
 ===================================================================================================================================
          From 6/6/00* to 12/31/00                                           $2.000                $1.702                 83

 VIP GROWTH
 ===================================================================================================================================
          From 6/6/00* to 12/31/00                                           $2.000                $1.714                315

 MUTUAL SHARES SECURITIES
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.092                $1.212              1,312
          From 1/1/99 to 12/31/99                                            $1.013                $1.092              1,734
          From 11/10/98* to 12/31/98                                         $1.000                $1.013                281

 TEMPLETON ASSET STRATEGY
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.347                $1.329              7,636
          From 1/1/99 to 12/31/99                                            $1.114                $1.347              9,617
          From 1/1/98 to 12/31/98                                            $1.064                $1.114              9,285
          From 5/1/97* to 12/31/97                                           $1.000                $1.064              4,622

 TEMPLETON DEVELOPING MARKETS SECURITIES
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $0.780                $0.523              7,018
          From 1/1/99 to 12/31/99                                            $0.516                $0.780              7,915
          From 1/1/98 to 12/31/98                                            $0.662                $0.516              5,744
          From 5/1/97* to 12/31/97                                           $1.000                $0.662              3,275

 TEMPLETON GROWTH SECURITIES
 ===================================================================================================================================

          From 1/1/00 to 12/31/00                                            $1.321                $1.397              20,052

          From 1/1/99 to 12/31/99                                            $1.040                $1.321              22,477
          From 1/1/98 to 12/31/98                                            $1.044                $1.040              12,576
          From 5/1/97* to 12/31/97                                           $1.000                $1.044               6,100

 TEMPLETON INTERNATIONAL SECURITIES
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.412                $1.360              11,868
          From 1/1/99 to 12/31/99                                            $1.162                $1.412              12,940
          From 1/1/98 to 12/31/98                                            $1.075                $1.162              11,361
          From 5/1/97* to 12/31/97                                           $1.000                $1.075               4,072

 TECHNOLOGY PORTFOLIO
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.052                $1.547              5,272
          From 12/21/99* to 12/31/99                                         $2.000                $2.052                323

 WANGER FOREIGN FORTY
====================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.873                $1.819              1,695
          From 2/8/99* to 12/31/99                                           $1.000                $1.873                910

*Date subaccount began operations.


                                                                                                                       SHARES
                                                                           SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                                           UNIT VALUE            UNIT VALUE        END OF PERIOD
                             SUBACCOUNT                                BEGINNING OF PERIOD     END OF PERIOD        (THOUSANDS)
 -----------------------------------------------------------------------------------------------------------------------------------

 WANGER INTERNATIONAL SMALL CAP
 ===================================================================================================================================

          From 1/1/00 to 12/31/00                                            $3.531                $2.509              29,692

          From 1/1/99 to 12/31/99                                            $1.580                $3.531              30,517
          From 1/1/98 to 12/31/98                                            $1.377                $1.580              28,056
          From 1/1/97 to 12/31/97                                            $1.417                $1.377              20,361
          From 1/1/96 to 12/31/96                                            $1.088                $1.417               9,834
          From 7/31/95* to 12/31/95                                          $1.000                $1.088                 257

 WANGER TWENTY
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $1.364                $1.473               2,119
          From 2/8/99* to 12/31/99                                           $1.000                $1.364               1,654

 WANGER U.S. SMALL CAP
 ===================================================================================================================================
          From 1/1/00 to 12/31/00                                            $2.324                $2.106              57,022
          From 1/1/99 to 12/31/99                                            $1.884                $2.324              60,367
          From 1/1/98 to 12/31/98                                            $1.757                $1.884              58,568
          From 1/1/97 to 12/31/97                                            $1.376                $1.757              34,966
          From 1/1/96 to 12/31/96                                            $0.951                $1.376              16,757
          From 7/31/95* to 12/31/95                                          $1.000                $0.951               1,313

*Date subaccount began operations.

APPENDIX B

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        -----------     -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1)"Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or maturity date.

APPENDIX C

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the Variable Payment Annuity Options I, J, K, M and N.

CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R)Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series' outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.



VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operation division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                                                                     [Version B]

                             THE PHOENIX EDGE(R)-VA
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                      OCTOBER 29, 2001


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
 [diamond]  Phoenix-Aberdeen International Series
 [diamond]  Phoenix-Aberdeen New Asia Series

 [diamond]  Phoenix-AIM Mid-Cap Equity Series
 [diamond]  Phoenix-Alliance/Bernstein Growth + Value Series

 [diamond]  Phoenix-Deutsche Dow 30 Series
 [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
 [diamond]  Phoenix-Engemann Nifty Fifty Series
 [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series(1) [diamond] Phoenix-Goodwin Money Market Series
 [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
 [diamond]  Phoenix-J.P. Morgan Research Enhanced Index Series

 [diamond]  Phoenix-Janus Core Equity Series

 [diamond]  Phoenix-Janus Flexible Income Series
 [diamond]  Phoenix-Janus Growth Series

 [diamond]  Phoenix-MFS Investors Growth Stock Series
 [diamond]  Phoenix-MFS Investors Trust Series
 [diamond]  Phoenix-MFS Value Series

 [diamond] Phoenix-Morgan Stanley Focus Equity Series [diamond] Phoenix-Oakhurst Balanced Series
 [diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
 [diamond]  Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
 [diamond]  AIM V.I. Capital Appreciation Fund
 [diamond]  AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
 [diamond]  Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

 [diamond]  Deutsche VIT EAFE(R) Equity Index Fund
 [diamond]  Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
--------------------------
 [diamond]  Federated Fund for U.S. Government Securities II
 [diamond]  Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
 [diamond]  VIP Contrafund(R) Portfolio
 [diamond]  VIP Growth Opportunities Portfolio
 [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE
-------------------------------------
PRODUCTS TRUST
--------------
 [diamond]  Mutual Shares Securities Fund -- Class 2

 [diamond]  Templeton Asset Strategy Fund -- Class 2(1)
 [diamond]  Templeton Developing Markets Securities Fund --
               Class 2(1)

 [diamond]  Templeton Growth Securities Fund -- Class 2
 [diamond]  Templeton International Securities Fund -- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
 [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
 [diamond]  Wanger Foreign Forty
 [diamond]  Wanger International Small Cap
 [diamond]  Wanger Twenty
 [diamond]  Wanger U.S. Small Cap


(1) Not available to new investors.


    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027

                                                     [telephone]  TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                     Page
------------------------------------------------------------------


SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   14
PERFORMANCE HISTORY.......................................   14
THE VARIABLE ACCUMULATION ANNUITY.........................   14
PHL VARIABLE AND THE ACCOUNT .............................   14
INVESTMENTS OF THE ACCOUNT................................   15
   The Phoenix Edge Series Fund...........................   15
   AIM Variable Insurance Funds...........................   16
   The Alger American Fund................................   16
   Deutsche Asset Management VIT Funds....................   16
   Federated Insurance Series.............................   16
   Fidelity(R) Variable Insurance Series..................   16
   Franklin Templeton Variable Insurance
     Products Trust.......................................   16
   The Universal Institutional Funds, Inc.................   16
   Wanger Advisors Trust..................................   17
   Investment Advisors....................................   17
   Services of the Advisors...............................   18
GIA  .....................................................   18
MVA  .....................................................   19
PURCHASE OF CONTRACTS.....................................   19
DEDUCTIONS AND CHARGES....................................   19
   Deductions from the Separate Account...................   19
     Premium Tax..........................................   19
     Surrender Charges....................................   19
     Mortality and Expense Risk Fee.......................   20
     Administrative Fee...................................   20
     Administrative Charge................................   20
   Reduced Charges, Credits and Bonus
     Guaranteed Interest Rates............................   21
   Market Value Adjustment................................   21
   Other Charges..........................................   21
THE ACCUMULATION PERIOD...................................   21
   Accumulation Units.....................................   21
   Accumulation Unit Values...............................   21
   Transfers .............................................   21
   Optional Programs and Benefits.........................   22
     Dollar Cost Averaging Program........................   22
     Asset Rebalancing Program............................   22
     Enhanced Option 1 Rider..............................   23
     Nursing Home Waiver..................................   23
   Surrender of Contract; Partial Withdrawals.............   23
   Lapse of Contract......................................   23
   Payment Upon Death Before Maturity Date ...............   24
THE ANNUITY PERIOD........................................   25
   Variable Accumulation Annuity Contracts................   25
     Annuity Payment Options .............................   25
   Other Options and Rates................................   27
   Other Conditions.......................................   27
   Payment Upon Death After Maturity Date.................   27
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   28
   Valuation Date.........................................   28
   Valuation Period.......................................   28
   Accumulation Unit Value................................   28
   Net Investment Factor..................................   28
MISCELLANEOUS PROVISIONS..................................   28
   Assignment.............................................   28
   Deferment of Payment ..................................   28
   Free Look Period.......................................   28
   Amendments to Contracts................................   29
   Substitution of Fund Shares............................   29
   Ownership of the Contract..............................   29
FEDERAL INCOME TAXES......................................   29
   Introduction...........................................   29
   Income Tax Status......................................   29
   Taxation of Annuities in General--Non-Qualified Plans..   29
     Surrenders or Withdrawals Prior to the
       Contract Maturity Date.............................   29
     Surrenders or Withdrawals On or After the
       Contract Maturity Date.............................   29
     Penalty Tax on Certain Surrenders and Withdrawals....   30
   Additional Considerations..............................   30
   Diversification Standards .............................   31
   Qualified Plans........................................   32
     Tax Sheltered Annuities ("TSAs") ....................   32
     Keogh Plans..........................................   33
     Individual Retirement Accounts.......................   33
     Corporate Pension and Profit-Sharing Plans...........   33
   Deferred Compensation Plans with Respect to
     Service for State and Local Governments and
     Tax Exempt Organizations.............................   33
   Penalty Tax on Certain Surrenders and Withdrawals
     from Qualified Contracts.............................   34
   Seek Tax Advice........................................   34
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   34
STATE REGULATION..........................................   35
REPORTS...................................................   35
VOTING RIGHTS.............................................   35
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   35
LEGAL MATTERS.............................................   35
SAI  .....................................................   35
APPENDIX A--FINANCIAL HIGHLIGHTS..........................  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES..................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS.....................  C-1


    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated October 29, 2001, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on Page 1.


                                                   SUMMARY OF EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES                                                     ALL SUBACCOUNTS
                                                                                        ---------------


Sales Charges Imposed on Purchases.....................................................       None


Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1...............................................        7%
    Age of Payment in Complete Years 1-2...............................................        7%
    Age of Payment in Complete Years 2-3...............................................        6%
    Age of Payment in Complete Years 3-4...............................................        6%
    Age of Payment in Complete Years 4-5...............................................        5%
    Age of Payment in Complete Years 5-6...............................................        4%
    Age of Payment in Complete Years 6-7...............................................        3%
    Age of Payment in Complete Years 7 and thereafter..................................       None

Subaccount Transfer Charge.............................................................       None



ANNUAL ADMINISTRATIVE CHARGE
Maximum................................................................................       $35


    SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond]  Option 1--Return of Premium

           Mortality and Expense Risk Fee..............................................      .775%
           Daily Administrative Fee....................................................      .125%
                                                                                             -----

           Total Separate Account Annual Expenses......................................       .90%

[diamond]  Option 2--Annual Step-up

           Mortality and Expense Risk Fee..............................................     1.125%
           Daily Administrative Fee....................................................      .125%
                                                                                            ------

           Total Separate Account Annual Expenses......................................      1.25%

[diamond]  Option 3--5% Roll-up

           Mortality and Expense Risk Fee..............................................     1.225%
           Daily Administrative Fee....................................................      .125%
                                                                                            ------

           Total Separate Account Annual Expenses......................................      1.35%











    ------------------

    (1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE PERIOD ENDED 6/30/01)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                         OTHER                         OTHER
                                                                       OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT  RULE    EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT  12B-1    BEFORE         BEFORE          AFTER           AFTER
                      SERIES                           FEE      FEES  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(7)
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International (6)                     0.75%     N/A     0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5),(10)                     1.00%     N/A     1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (4),(8)                     0.85%     N/A     0.72%           1.57%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (4),(8)      0.85%     N/A     0.33%           1.18%          0.20%           1.05%
Phoenix-Deutsche Dow 30 (2),(10)                       0.35%     N/A     1.25%           1.60%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2),(8),(10)      0.35%     N/A     1.63%           1.98%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5),(10)  0.75%     N/A     0.57%           1.32%          0.25%           1.00%
Phoenix-Engemann Capital Growth (2),(10)               0.62%     N/A     0.06%           0.68%          0.06%           0.68%
Phoenix-Engemann Nifty Fifty (2),(10)                  0.90%     N/A     1.31%           2.21%          0.15%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth (4),(8),(10)   0.90%     N/A     3.03%           3.93%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (5)             0.60%     N/A     1.92%           2.52%          0.15%           0.75%
Phoenix-Goodwin Money Market (2),(10)                  0.40%     N/A     0.18%           0.58%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2),(10)     0.50%     N/A     0.19%           0.69%          0.15%           0.65%
Phoenix-Hollister Value Equity (2),(10)                0.70%     N/A     0.63%           1.33%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1),(10)   0.45%     N/A     0.24%           0.69%          0.10%           0.55%
Phoenix-Janus Core Equity (2),(10)                     0.85%     N/A     1.69%           2.54%          0.15%           1.00%
Phoenix-Janus Flexible Income (3),(10)                 0.80%     N/A     1.67%           2.47%          0.20%           1.00%
Phoenix-Janus Growth (2),(10)                          0.85%     N/A     0.39%           1.24%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (4),(8)             0.75%     N/A     0.60%           1.35%          0.20%           0.95%
Phoenix-MFS Investors Trust (4),(8)                    0.75%     N/A     0.79%           1.54%          0.20%           0.95%
Phoenix-MFS Value (4),(8)                              0.75%     N/A     0.45%           1.20%          0.20%           0.95%
Phoenix-Morgan Stanley Focus Equity (2),(9),(10)       0.85%     N/A     2.65%           3.50%          0.15%           1.00%
Phoenix-Oakhurst Balanced (2),(10)                     0.55%     N/A     0.15%           0.70%          0.15%           0.70%
Phoenix-Oakhurst Growth & Income (2),(10)              0.70%     N/A     0.24%           0.94%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2),(10)         0.58%     N/A     0.12%           0.70%          0.12%           0.70%
Phoenix-Sanford Bernstein Global Value (2),(8),(10)    0.90%     N/A     2.29%           3.19%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2),(10)       1.05%     N/A     1.34%           2.39%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2),(8),(10) 1.05%     N/A     1.92%           2.97%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5),(10)                 0.80%     N/A     0.39%           1.19%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5),(10)                0.75%     N/A     0.17%           0.92%          0.17%           0.92%
-----------------------------------------------------------------------------------------------------------------------------------

(1) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .10% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(2) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(3) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses (after giving effect to custodial fee credits) exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(4) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(5) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(6) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(7) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(8)  Other expenses are based on estimated amounts for the current fiscal year.
(9) Expense information for this series has been restated to reflect current fees.
(10) It is expected that beginning January 1, 2002, the expense caps for these series will be increased by .05% of average net assets.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE PERIOD ENDED 6/30/01)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        OTHER                          OTHER
                                                                      OPERATING      TOTAL ANNUAL    OPERATING      TOTAL ANNUAL
                                                  INVESTMENT  RULE     EXPENSES     FUND EXPENSES     EXPENSES      FUND EXPENSES
                                                  MANAGEMENT  12B-1     BEFORE          BEFORE         AFTER            AFTER
                      SERIES                         FEE      FEES(6) REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(5)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  0.61%     N/A        0.21%           0.82%          0.21%            0.82%
AIM V.I. Value Fund                                 0.61%     N/A        0.23%           0.84%          0.23%            0.84%

THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio           0.85%     N/A        0.05%           0.90%          0.05%            0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund              0.45%     N/A        0.47%           0.92%          0.20%            0.65%
Deutsche VIT Equity 500 Index Fund                  0.20%     N/A        0.11%           0.31%          0.10%            0.30%


FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II    0.60%     N/A        0.24%           0.84%          0.24%            0.84%
Federated High Income Bond Fund II                  0.60%     N/A        0.16%           0.76%          0.16%            0.76%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS

-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                         0.57%    0.10%       0.09%           0.76%          0.09%            0.76%(7)
VIP Growth Opportunities Portfolio                  0.58%    0.10%       0.11%           0.79%          0.11%            0.79%7
VIP Growth Portfolio                                0.57%    0.10%       0.09%           0.76%          0.09%            0.76%7


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       0.60%    0.25%       0.20%           1.05%          0.20%            1.05%
Templeton Asset Strategy Fund                       0.60%    0.25%       0.22%           1.07%          0.22%            1.07%
Templeton Developing Markets Securities Fund        1.25%    0.25%       0.31%           1.81%          0.31%            1.81%
Templeton Growth Securities Fund                    0.81%    0.25%       0.06%           1.12%          0.06%            1.12%
Templeton International Securities Fund             0.67%    0.25%       0.20%           1.12%          0.20%            1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                0.80%8    N/A        0.53%           1.33%          0.53%            1.15%(8)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                            1.00%     N/A        0.68%           1.68%          0.45%            1.45%
Wanger International Small Cap (3)                  1.20%     N/A        0.21%           1.41%          0.21%            1.41%
Wanger Twenty (1)                                   0.95%     N/A        0.60%           1.55%          0.40%            1.35%
Wanger U.S. Small Cap (4)                           0.95%     N/A        0.05%           1.00%          0.05%            1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .40%.
(2) This series pays a portion or all of its expenses other than the management fee up to .45%.
(3) This series pays a portion or all of its expenses other than the management fee up to .60%.

(4) This series pays a portion or all of its expenses other than the management fee up to 1.00%.

(5) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(7) Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
(8) The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to 0.59%.
(9) Included in "Other Expenses" is 0.01% of interest expense.

Expense Examples
--------------------------------------------------------------------------------
    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.




EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods,        the end of one of these time periods,
                                                     you would pay:                           you would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------
Phoenix-Aberdeen International                          $85      $120     $157      $226        $ 85      $120     $104     $226
Phoenix-Aberdeen New Asia                                98       159      222       361          98       159      173      361

Phoenix-AIM Mid-Cap Equity                               90       137      N/A       N/A          90       137      N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                87       126      N/A       N/A          87       126      N/A      N/A

Phoenix-Deutsche Dow 30                                  90       136      185       285          90       136      134      285

Phoenix-Deutsche Nasdaq-100 Index(R)                     94       149      N/A       N/A          94       149      N/A      N/A

Phoenix-Duff & Phelps Real Estate Securities             87       128      171       257          87       128      120      257
Phoenix-Engemann Capital Growth                          81       110      140       189          81       110       87      189
Phoenix-Engemann Nifty Fifty                             86       125      165       243          86       125      113      243

Phoenix-Engemann Small & Mid-Cap Growth                  96       155      N/A       N/A          96       155      N/A      N/A

Phoenix-Federated U.S. Government Bond                   99       162      227       371          99       162      178      371
Phoenix-Goodwin Money Market                             80       107      135       178          80       107       81      178
Phoenix-Goodwin Multi-Sector Fixed Income                81       110      140       190          81       110       87      190
Phoenix-Hollister Value Equity                           87       129      172       258          87       129      120      258
Phoenix-J.P. Morgan Research Enhanced Index              81       110      140       190          81       110       87      190
Phoenix-Janus Core Equity                                99       163      228       373          99       163      179      373
Phoenix-Janus Flexible Income                            98       161      225       367          98       161      176      367
Phoenix-Janus Growth                                     87       126      167       248          87       126      116      248

Phoenix-MFS Investors Growth Stock                       88       131      N/A       N/A          88       131      N/A      N/A
Phoenix-MFS Investors Trust                              90       136      N/A       N/A          90       136      N/A      N/A
Phoenix-MFS Value                                        87       127      N/A       N/A          87       127      N/A      N/A

Phoenix-Morgan Stanley Focus Equity                     108       190      273       460         108       190      227      460
Phoenix-Oakhurst Balanced                                82       111      141       191          82       111       88      191
Phoenix-Oakhurst Growth and Income                       84       117      153       217          84       117      100      217
Phoenix-Oakhurst Strategic Allocation                    82       111      141       191          82       111       88      191
Phoenix-Sanford Bernstein Global Value                  105       182      N/A       N/A         105       182      N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                  97       158      221       360          97       158      172      360
Phoenix-Sanford Bernstein Small-Cap Value               103       176      N/A       N/A         103       176      N/A      N/A


                                                    If you do not surrender or annuitize
                                                    your contract, after each of these
                                                    time periods you will have paid:
                                                    --------------------------------------
                      SERIES                         1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                         ------   -------  -------  --------
Phoenix-Aberdeen International                        $ 20     $ 61      $104     $226
Phoenix-Aberdeen New Asia                               33      102       173      361

Phoenix-AIM Mid-Cap Equity                              26       79       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value               22       67       N/A      N/A

Phoenix-Deutsche Dow 30                                 25       78       134      285

Phoenix-Deutsche Nasdaq-100 Index(R)                    30       91       N/A      N/A

Phoenix-Duff & Phelps Real Estate Securities            23       70       120      257
Phoenix-Engemann Capital Growth                         16       50        87      189
Phoenix-Engemann Nifty Fifty                            21       66       113      243

Phoenix-Engemann Small & Mid-Cap Growth                 32       98       N/A      N/A

Phoenix-Federated U.S. Government Bond                  35      105       178      371
Phoenix-Goodwin Money Market                            15       47        81      178
Phoenix-Goodwin Multi-Sector Fixed Income               16       51        87      190
Phoenix-Hollister Value Equity                          23       70       120      258
Phoenix-J.P. Morgan Research Enhanced Index             16       51        87      190
Phoenix-Janus Core Equity                               35      106       179      373
Phoenix-Janus Flexible Income                           34      104       176      367
Phoenix-Janus Growth                                    22       67       116      248

Phoenix-MFS Investors Growth Stock                      24       73       N/A      N/A
Phoenix-MFS Investors Trust                             25       78       N/A      N/A
Phoenix-MFS Value                                       22       68       N/A      N/A

Phoenix-Morgan Stanley Focus Equity                     45      135       227      460
Phoenix-Oakhurst Balanced                               16       51        88      191
Phoenix-Oakhurst Growth and Income                      19       58       100      217
Phoenix-Oakhurst Strategic Allocation                   16       51        88      191
Phoenix-Sanford Bernstein Global Value                  42      127       N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                 33      102       172      360
Phoenix-Sanford Bernstein Small-Cap Value               40      120       N/A      N/A




                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods,        the end of one of these time periods,
                                                     you would pay:                           you would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------
Phoenix-Seneca Mid-Cap Growth                            86       125       165      243           86      125       113      243
Phoenix-Seneca Strategic Theme                           84       117       152      215           84      117        99      215
AIM V.I. Capital Appreciation Fund                       83       114       N/A      N/A           83      114       N/A      N/A
AIM V.I. Value Fund                                      83       115       N/A      N/A           83      115       N/A      N/A
Alger American Leveraged AllCap Portfolio                83       116       151      213           83      116        98      213

Deutsche VIT EAFE(R) Equity Index Fund                   84       117       152      215           84      117        99      215
Deutsche VIT Equity 500 Index Fund                       78       101       N/A      N/A           78      101       N/A      N/A

Federated Fund for U.S. Government Securities II         83       115       149      209           83      115        96      209
Federated High Income Bond Fund II                       82       112       144      198           82      112        91      198
VIP Contrafund(R) Portfolio                              82       112       144      198           82      112        91      198
VIP Growth Opportunities Portfolio                       82       113       145      201           82      113        92      201
VIP Growth Portfolio                                     82       112       144      198           82      112        91      198
Mutual Shares Securities Fund -- Class 2                 85       121       158      229           85      121       106      229
Templeton Asset Strategy Fund -- Class 2                 85       121       159      231           85      121       107      231
Templeton Developing Markets Securities Fund --          92       142       194      305           92      142       144      305
Class 2
Templeton Growth Securities Fund -- Class 2              85       123       161      236           85      123       109      236
Templeton International Securities Fund -- Class 2       85       123       161      236           85      123       109      236
Technology Portfolio                                     88       130       173      261           88      130       122      261
Wanger Foreign Forty                                     91       139       188      293           91      139       138      293
Wanger International Small Cap                           88       131       175      266           88      131       124      266
Wanger Twenty                                            90       135       182      280           90      135       131      280
Wanger U.S. Small Cap                                    84       119       156      223           84      119       103      223

                                                   If you do not surrender or annuitize
                                                   your contract, after each of these
                                                   time periods you will have paid:
                                                   --------------------------------------
           SERIES                                   1 Year   3 Years  5 Years  10 Years
           ------                                   ------   -------  -------  --------
Phoenix-Seneca Mid-Cap Growth                           21        66       113      243
Phoenix-Seneca Strategic Theme                          19        58        99      215
AIM V.I. Capital Appreciation Fund                      18        55       N/A      N/A
AIM V.I. Value Fund                                     18        55       N/A      N/A
Alger American Leveraged AllCap Portfolio               18        57        98      213

Deutsche VIT EAFE(R) Equity Index Fund                  19        58        99      215
Deutsche VIT Equity 500 Index Fund                      13        41       N/A      N/A

Federated Fund for U.S. Government Securities II        18        56        96      209
Federated High Income Bond Fund II                      17        53        91      198
VIP Contrafund(R)Portfolio                              17        53        91      198
VIP Growth Opportunities Portfolio                      17        54        92      201
VIP Growth Portfolio                                    17        53        91      198
Mutual Shares Securities Fund -- Class 2                20        62       106      229
Templeton Asset Strategy Fund -- Class 2                20        62       107      231
Templeton Developing Markets Securities Fund --         28        84       144      305
Class 2
Templeton Growth Securities Fund -- Class 2             21        64       109      236
Templeton International Securities Fund -- Class 2      21        64       109      236
Technology Portfolio                                    23        71       122      261
Wanger Foreign Forty                                    26        81       138      293
Wanger International Small Cap                          24        73       124      266
Wanger Twenty                                           25        77       131      280
Wanger U.S. Small Cap                                   19        60       103      223




EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:
------------------------------------------------------


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods,        the end of one of these time periods,
                                                     you would pay:                           you would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------
Phoenix-Aberdeen International                          $88      $130     $174      $262        $ 88      $130     $122      $262
Phoenix-Aberdeen New Asia                               101       169      238       393         101       169      190       393

Phoenix-AIM Mid-Cap Equity                               94       147      N/A       N/A          94       147      N/A       N/A
Phoenix-Alliance/Bernstein Growth + Value                90       136      N/A       N/A          90       136      N/A       N/A

Phoenix-Deutsche Dow 30                                  93       146      201       319          93       146      151       319

Phoenix-Deutsche Nasdaq-100 Index(R)                     97       159      N/A       N/A          97       159      N/A       N/A

Phoenix-Duff & Phelps Real Estate Securities             91       138      188       292          91       138      137       292
Phoenix-Engemann Capital Growth                          85       120      157       227          85       120      105       227
Phoenix-Engemann Nifty Fifty                             89       135      182       279          89       135      131       279

Phoenix-Engemann Small & Mid-Cap Growth                 100       165      N/A       N/A         100       165      N/A       N/A

Phoenix-Federated U.S. Government Bond                  102       172      243       402         102       172      195       402
Phoenix-Goodwin Money Market                             84       117      152       216          84       117      100       216
Phoenix-Goodwin Multi-Sector Fixed Income                85       120      158       228          85       120      105       228
Phoenix-Hollister Value Equity                           91       139      188       293          91       139      138       293
Phoenix-J.P. Morgan Research Enhanced Index              85       120      158       228          85       120      105       228
Phoenix-Janus Core Equity                               102       172      244       404         102       172      196       404
Phoenix-Janus Flexible Income                           101       170      241       398         101       170      193       398
Phoenix-Janus Growth                                     90       136      184       284          90       136      133       284

                                                        If you do not  surrender or annuitize
                                                        your contract, after each of these
                                                        time periods you will have paid:
                                                       --------------------------------------
                      SERIES                             1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                             ------   -------  -------  --------
Phoenix-Aberdeen International                             $23      $71      $122     $262
Phoenix-Aberdeen New Asia                                   37      112       190      393

Phoenix-AIM Mid-Cap Equity                                  29       90       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                   25       78       N/A      N/A

Phoenix-Deutsche Dow 30                                     29       89       151      319

Phoenix-Deutsche Nasdaq-100 Index(R)                        33      102       N/A      N/A

Phoenix-Duff & Phelps Real Estate Securities                26       80       137      292
Phoenix-Engemann Capital Growth                             20       61       105      227
Phoenix-Engemann Nifty Fifty                                25       76       131      279

Phoenix-Engemann Small & Mid-Cap Growth                     36      108       N/A      N/A

Phoenix-Federated U.S. Government Bond                      38      116       195      402
Phoenix-Goodwin Money Market                                19       58       100      216
Phoenix-Goodwin Multi-Sector Fixed Income                   20       61       105      228
Phoenix-Hollister Value Equity                              26       81       138      293
Phoenix-J.P. Morgan Research Enhanced Index                 20       61       105      228
Phoenix-Janus Core Equity                                   38      116       196      404
Phoenix-Janus Flexible Income                               38      114       193      398
Phoenix-Janus Growth                                        25       78       133      284


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods,        the end of one of these time periods,
                                                     you would pay:                           you would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------

Phoenix-MFS Investors Growth Stock                       92       141      N/A       N/A          92       141      N/A      N/A
Phoenix-MFS Investors Trust                              93       146      N/A       N/A          93       146      N/A      N/A
Phoenix-MFS Value                                        90       137      N/A       N/A          97       137      N/A      N/A
Phoenix-Morgan Stanley Focus Equity                     111       199      288       487         111       199      242      487

Phoenix-Oakhurst Balanced                                85       121      158       229          85       121      106      229
Phoenix-Oakhurst Growth and Income                       87       128      170       254          87       128      118      254
Phoenix-Oakhurst Strategic Allocation                    85       121      158       229          85       121      106      229

Phoenix-Sanford Bernstein Global Value                  109       191      N/A       N/A         109       191      N/A      N/A

Phoenix-Sanford Bernstein Mid-Cap Value                 101       168      237       391         101       168      189      391

Phoenix-Sanford Bernstein Small-Cap Value               107       185      N/A       N/A         107       185      N/A      N/A

Phoenix-Seneca Mid-Cap Growth                            89       135      182       279          89       135      131      279
Phoenix-Seneca Strategic Theme                           87       127      169       252          87       127      117      252
AIM V.I. Capital Appreciation Fund                       86       124      N/A       N/A          86       124      N/A      N/A
AIM V.I. Value Fund                                      86       125      N/A       N/A          86       125      N/A      N/A
Alger American Leveraged AllCap Portfolio                87       126      168       249          87       126      116      249

Deutsche VIT EAFE(R) Equity Index Fund                   87       127      169       252          87       127      117      252
Deutsche VIT Equity 500 Index Fund                       82       111      N/A       N/A          82       111      N/A      N/A

Federated Fund for U.S. Government Securities II         86       125      166       245          86       125      114      245
Federated High Income Bond Fund II                       85       122      161       235          85       122      109      235
VIP Contrafund(R) Portfolio                              85       122      161       235          85       122      109      235
VIP Growth Opportunities Portfolio                       86       123      162       238          86       123      110      238
VIP Growth Portfolio                                     85       122      161       235          85       122      109      235
Mutual Shares Securities Fund -- Class 2                 88       131      175       265          88       131      124      265
Templeton Asset Strategy Fund -- Class 2                 88       131      176       267          88       131      125      267
Templeton Developing Markets Securities Fund --          95       152      211       339          95       152      161      339
Class 2
Templeton Growth Securities Fund-- Class 2               89       133      178       272          89       133      127      272
Templeton International Securities Fund-- Class 2        89       133      178       272          89       133      127      272
Technology Portfolio                                     91       139      190       296          91       139      139      296
Wanger Foreign Forty...............................      94       148      205       326          94       148      155      326
Wanger International Small Cap.....................      91       141      192       300          91       141      142      300
Wanger Twenty......................................      93       145      199       314          93       145      148      314
Wanger U.S. Small Cap..............................      88       129      173       260          88       129      121      260

                                                      If you do not  surrender or annuitize
                                                      your contract, after each of these
                                                      time periods you will have paid:
                                                     --------------------------------------
                      SERIES                           1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                           ------   -------  -------  --------

Phoenix-MFS Investors Growth Stock                       27       83       N/A      N/A
Phoenix-MFS Investors Trust                              29       89       N/A      N/A
Phoenix-MFS Value                                        26       79       N/A      N/A
Phoenix-Morgan Stanley Focus Equity                      48      145       242      487

Phoenix-Oakhurst Balanced                                20       62       106      229
Phoenix-Oakhurst Growth and Income                       22       69       118      254
Phoenix-Oakhurst Strategic Allocation                    20       62       106      229

Phoenix-Sanford Bernstein Global Value                   45      136       N/A      N/A

Phoenix-Sanford Bernstein Mid-Cap Value                  37      112       189      391

Phoenix-Sanford Bernstein Small-Cap Value                43      130       N/A      N/A

Phoenix-Seneca Mid-Cap Growth                            25       76       131      279
Phoenix-Seneca Strategic Theme                           22       68       117      252
AIM V.I. Capital Appreciation Fund                       21       65       N/A      N/A
AIM V.I. Value Fund                                      21       66       N/A      N/A
Alger American Leveraged AllCap Portfolio                22       68       116      249
Deutsche VIT EAFE(R) Equity Index Fund                   22       68       117      252
Deutsche VIT Equity 500 Index Fund                       17       52       N/A      N/A
Federated Fund for U.S. Government Securities II         22       66       114      245
Federated High Income Bond Fund II                       21       63       109      235
VIP Contrafund(R) Portfolio                              21       63       109      235
VIP Growth Opportunities Portfolio                       21       64       110      238
VIP Growth Portfolio                                     21       63       109      235
Mutual Shares Securities Fund -- Class 2                 23       72       124      265
Templeton Asset Strategy Fund -- Class 2                 24       73       125      267
Templeton Developing Markets Securities Fund --          31       95       161      339
Class 2
Templeton Growth Securities Fund -- Class 2              24       74       127      272
Templeton International Securities Fund -- Class 2       24       74       127      272
Technology Portfolio                                     27       82       139      296
Wanger Foreign Forty                                     30       91       155      326
Wanger International Small Cap                           27       83       142      300
Wanger Twenty                                            28       87       148      314
Wanger U.S. Small Cap                                    23       71       121      260

Expense Examples for Death Benefit Option 3 Contracts:




                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods,        the end of one of these time periods,
                                                     you would pay:                           you would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------
Phoenix-Aberdeen International                          $89      $133     $178      $272        $ 89      $133     $127     $272
Phoenix-Aberdeen New Asia                               102       171      242       401         102       171      194      401

Phoenix-AIM Mid-Cap Equity                               95       150      N/A       N/A          95       150      N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                91       139      N/A       N/A          91       139      N/A      N/A

Phoenix-Deutsche Dow 30                                  94       149      206       328          94       149      156      328

Phoenix-Deutsche Nasdaq-100 Index(R)                     98       161      N/A       N/A          98       161      N/A      N/A

Phoenix-Duff & Phelps Real Estate Securities             92       141      193       301          92       141      142      301
Phoenix-Engemann Capital Growth                          86       123      162       237          86       123      110      237
Phoenix-Engemann Nifty Fifty                             90       137      186       289          90       137      136      289

Phoenix-Engemann Small & Mid-Cap Growth                 100       168      N/A       N/A         100       168      N/A      N/A

Phoenix-Federated U.S. Government Bond                  103       174      247       411         103       174      200      411
Phoenix-Goodwin Money Market                             85       120      157       227          85       120      105      227
Phoenix-Goodwin Multi-Sector Fixed Income                86       123      162       238          86       123      110      238
Phoenix-Hollister Value Equity                           92       141      193       302          92       141      143      302
Phoenix-J.P. Morgan Research Enhanced Index              86       123      162       238          86       123      110      238
Phoenix-Janus Core Equity                               103       175      248       412         103       175      201      412
Phoenix-Janus Flexible Income                           102       173      245       406         102       173      197      406
Phoenix-Janus Growth                                     91       139      189       294          91       139      138      294

Phoenix-MFS Investors Growth Stock                       92       144      N/A       N/A          92       144      N/A      N/A
Phoenix-MFS Investors Trust                              94       149      N/A       N/A          94       149      N/A      N/A
Phoenix-MFS Value                                        91       140      N/A       N/A          91       140      N/A      N/A
Phoenix-Morgan Stanley Focus Equity                     112       202      292       494         112       202      247      494

Phoenix-Oakhurst Balanced                                86       124      163       239          86       124      111      239
Phoenix-Oakhurst Growth and Income                       88       130      175       264          88       130      123      264
Phoenix-Oakhurst Strategic Allocation                    86       124      163       239          86       124      111      239

Phoenix-Sanford Bernstein Global Value                  109       194      N/A       N/A         109       194      N/A      N/A

Phoenix-Sanford Bernstein Mid-Cap Value                 102       171      241       399         102       171      194      399

Phoenix-Sanford Bernstein Small-Cap Value               107       188      N/A       N/A         107       188      N/A      N/A

Phoenix-Seneca Mid-Cap Growth                            90       137      186       289          90       137      136      289
Phoenix-Seneca Strategic Theme                           88       130      174       262          88       130      122      262
AIM V.I. Capital Appreciation Fund                       87       127      N/A       N/A          87       127      N/A      N/A
AIM V.I. Value Fund                                      87       128      N/A       N/A          87       128      N/A      N/A
Alger American Leveraged AllCap Portfolio                88       129      173       260          88       129      121      260

Deutsche VIT EAFE(R) Equity Index Fund                   88       130      174       262          88       130      122      262
Deutsche VIT Equity 500 Index Fund                       83       114      N/A       N/A          83       114      N/A      N/A

Federated Fund for U.S. Government Securities II         87       128      170       254          87       128      118      254
Federated High Income Bond Fund II                       86       125      166       245          86       125      114      245
VIP Contrafund(R) Portfolio                              86       125      166       245          86       125      114      245
VIP Growth Opportunities Portfolio                       87       126      167       248          87       126      116      248
VIP Growth Portfolio                                     86       125      166       245          86       125      114      245
Mutual Shares Securities Fund -- Class 2                 89       134      180       275          89       134      129      275
Templeton Asset Strategy Fund -- Class 2                 89       134      181       277          89       134      130      277
Templeton Developing Markets Securities Fund --
Class 2                                                  96       155      215       348          96       155      166      348
Templeton Growth Securities Fund -- Class 2              90       135      183       282          90       135      132      282


                                                      If you do not  surrender or annuitize
                                                      your contract, after each of these
                                                      time periods you will have paid:
                                                     --------------------------------------
                      SERIES                           1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                           ------   -------  -------  --------
Phoenix-Aberdeen International                           $24      $74      $127     $272
Phoenix-Aberdeen New Asia                                 38      115       194      401

Phoenix-AIM Mid-Cap Equity                                30       93       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                 26       81       N/A      N/A

Phoenix-Deutsche Dow 30                                   30       92       156      328

Phoenix-Deutsche Nasdaq-100 Index(R)                      34      105       N/A      N/A

Phoenix-Duff & Phelps Real Estate Securities              27       83       142      301
Phoenix-Engemann Capital Growth                           21       64       110      237
Phoenix-Engemann Nifty Fifty                              26       79       136      289

Phoenix-Engemann Small & Mid-Cap Growth                   37      111       N/A      N/A

Phoenix-Federated U.S. Government Bond                    39      118       200      411
Phoenix-Goodwin Money Market                              20       61       105      227
Phoenix-Goodwin Multi-Sector Fixed Income                 21       64       110      238
Phoenix-Hollister Value Equity                            27       84       143      302
Phoenix-J.P. Morgan Research Enhanced Index               21       64       110      238
Phoenix-Janus Core Equity                                 39      119       201      412
Phoenix-Janus Flexible Income                             39      117       197      406
Phoenix-Janus Growth                                      26       81       138      294

Phoenix-MFS Investors Growth Stock                        28       86       N/A      N/A
Phoenix-MFS Investors Trust                               30       92       N/A      N/A
Phoenix-MFS Value                                         27       82       N/A      N/A
Phoenix-Morgan Stanley Focus Equity                       49      148       247      494

Phoenix-Oakhurst Balanced                                 21       65       111      239
Phoenix-Oakhurst Growth and Income                        23       72       123      264
Phoenix-Oakhurst Strategic Allocation                     21       65       111      239

Phoenix-Sanford Bernstein Global Value                    46      139       N/A      N/A

Phoenix-Sanford Bernstein Mid-Cap Value                   38      115       194      399

Phoenix-Sanford Bernstein Small-Cap Value                 44      133       N/A      N/A

Phoenix-Seneca Mid-Cap Growth                             26       79       136      289
Phoenix-Seneca Strategic Theme                            23       71       122      262
AIM V.I. Capital Appreciation Fund                        22       68       N/A      N/A
AIM V.I. Value Fund                                       22       69       N/A      N/A
Alger American Leveraged AllCap Portfolio                 23       71       121      260
Deutsche VIT EAFE(R) Equity Index Fund                    23       71       122      262
Deutsche VIT Equity 500 Index Fund                        18       55       N/A      N/A
Federated Fund for U.S. Government Securities II          22       69       118      254
Federated High Income Bond Fund II                        22       66       114      245
VIP Contrafund(R) Portfolio                               22       66       114      245
VIP Growth Opportunities Portfolio                        22       67       116      248
VIP Growth Portfolio                                      22       66       114      245
Mutual Shares Securities Fund -- Class 2                  24       75       129      275
Templeton Asset Strategy Fund -- Class 2                  25       76       130      277
Templeton Developing Markets Securities Fund --
Class 2                                                   32       98       166      348
Templeton Growth Securities Fund -- Class 2               25       77       132      282



                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of one of these time periods,        the end of one of these time periods,
                                                     you would pay:                           you would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   ------- --------
Templeton International Securities Fund -- Class 2      90       135       183       282         90       135      132       282
Technology Portfolio                                    92       142       194       305         92       142      144       305
Wanger Foreign Forty                                    95       151       209       336         95       151      160       336
Wanger International Small Cap                          92       144       197       310         92       144      147       310
Wanger Twenty                                           94       148       203       323         94       148      153       323
Wanger U.S. Small Cap                                   89       132       177       270         89       132      126       270




                                                      If you do not  surrender or annuitize
                                                      your contract, after each of these
                                                      time periods you will have paid:
                                                     --------------------------------------
                      SERIES                           1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                           ------   -------  -------  --------
Templeton International Securities Fund -- Class 2      25       77       132      282
Technology Portfolio                                    28       84       144      305
Wanger Foreign Forty                                    31       94       160      336
Wanger International Small Cap                          28       86       147      310
Wanger Twenty                                           29       90       153      323
Wanger U.S. Small Cap                                   24       74       126      270

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion see the section "GIA."


    You also select a Benefit Option which is suitable in meeting your financial objectives. Each Benefit Option differs in the amount of mortality and expense risk charge, how the death benefit is calculated, and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

    For more information, see "Purchase of Contracts."


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the Minimum Initial Payment is $1,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Payments are invested in one or more of the subaccounts, the GIA and the MVA.


[diamond]  Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in sections "GIA" and "The Accumulation Period--Transfers."


[diamond]  Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]  The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).


WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Benefit Option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges - Surrender Charges" for a complete description.

[diamond]  Withdrawals may be subject to a 10% penalty tax. See "Federal Income
           Taxes - Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The death benefit is calculated differently under each Benefit Option and the amount varies based on the Option selected.


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond]  No deductions are made from payments unless you elect the Enhanced
           Option 1 Rider.

[diamond]  A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond]  If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]  No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond]  A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                 7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------
           o The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond]  Administrative Charge--maximum of $35 each year.

[diamond]  Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE ACCOUNT
[diamond]  Mortality and expense risk fee--varies based on the Benefit Option selected. See "Charges for Mortality and Expense Risks."

[diamond]  The daily administrative fee--0.125% annually. See "Charges for
           Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]  Premium Taxes--taken from the contract value upon annuitization.

           o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

    See "Deductions and Charges" for a detailed description of contract charges.

     In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.


BENEFIT OPTIONS
[diamond]  The contract offers three Benefit Options. You select a Benefit
           Option that best meets your financial needs. Each Benefit Option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount).

    The components of each Benefit Option are on the Benefit Options chart on the next page.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.




                                                        BENEFIT OPTIONS CHART

-----------------------------------------------------------------------------------------------------------------------------------
                               OPTION 1              OPTIONAL BENEFITS               OPTION 2                    OPTION 3
-----------------------------------------------------------------------------------------------------------------------------------
                              RETURN OF                  ENHANCED                    ANNUAL
      COMPONENT                PREMIUM                OPTION 1 RIDER                STEP-UP                      5% ROLL-UP
-----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense              .775%                      N/A                       1.125%                      1.225%
Risk Fee(1)
-----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                      N/A                       .05%                       N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal        CONTRACT YEAR 1:          CONTRACT YEAR 1:           CONTRACT YEAR 1:           CONTRACT YEAR 1:
Amount
                       10% of the contract       10% of the contract        10% of the contract        10% of the contract value
                       value as of the date of   value as of the date of    value as of the date of    as of the date of withdrawal
                       withdrawal                withdrawal                 withdrawal
                                                                                                       CONTRACT YEARS 2 AND
                       CONTRACT YEARS 2 AND      CONTRACT YEARS 2 AND       CONTRACT YEARS 2 AND       GREATER:
                       GREATER:                  GREATER:                   GREATER:                   10% of  the last contract
                                                                                                       anniversary value PLUS any
                       10% of  the last          10% of  the last contract  10% of  the last contract  unused percentage from prior
                       contract anniversary      anniversary value PLUS     anniversary value PLUS     years may be carried forward
                       value                     any unused percentage      any unused percentage      to the then current contract
                                                 from prior years may       from prior years may       year, up to a maximum of 30%
                                                 be carried forward         be carried forward         of your contract value as of
                                                 to the then current        to the then current        the last contract
                                                 contract year, up to a     contract year, up to a     anniversary
                                                 maximum of 30% of your     maximum of 30% of your
                                                 contract value as of the   contract value as of the
                                                 last contract              last contract
                                                 anniversary                anniversary
-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on   THE GREATER OF:           THE GREATEST OF:           THE GREATEST OF:           THE GREATEST OF:
the date of death
of the annuitant      1. the sum of             1. the sum of 100% of      1. the sum of 100% of      1. the sum of 100% of
who has not              100% of premium           premium payments less      premium payments less      premium payments less
yet attained             payments less             adjusted partial           adjusted partial           adjusted partial
age 80                   adjusted partial          withdrawals on the         withdrawals on the         withdrawals on the
                         withdrawals on the        claim date; or             claim date; or             claim date; or
                         claim date; or

                      2. the contract value on  2. the contract value on   2. the contract value on   2. the contract value on
                         the claim date            the claim date; or         the claim date; or         the claim date; or

                                                3. the 7 Year Step-up      3. the Annual Step-up      3. the Annual Step-up
                                                   Amount on the claim        Amount on the claim        Amount on the Claim
                                                   date                       date                       Date; or

                                                                                                      4. the Annual Roll-up Amount
                                                                                                         on the claim date
-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on   THE GREATER OF:           THE GREATER OF:            THE GREATER OF:            THE GREATER OF:
the date of death
of the annuitant      1. the sum of 100% of     1. the death benefit in    1. the death benefit in    1. the death benefit in
who has attained         premium payments less     effect at the end of       effect at the end of       effect at the end of the
age 80                   adjusted partial          the last 7-year period     the immediately            immediately preceding
                         withdrawals on the        prior to the annuitant     preceding contract         contract year prior to
                         claim date; or            turning age 80, plus       year prior to the          the annuitant turning age
                                                   the sum of 100% of         annuitant turning age      80, plus the sum of 100%
                      2. the contract              premium payments less      80, plus the sum of        of premium payments less
                         value on the claim        adjusted partial           100% of premium            adjusted partial
                         date                      withdrawals made since     payments less adjusted     withdrawals made since
                                                   the contract year that     partial withdrawals        the contract year that
                                                   the annuitant reached      made since the             the annuitant reached Age
                                                   Age 80; or                 contract year that the     80; or
                                                                              annuitant reached Age
                                                                              80; or

                                                2. the contract value      2. the contract value on   2. the contract value on the
                                                   on the claim date          the claim date             claim date
----------------------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.


    There are three different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix A.


PERFORMANCE HISTORY
-------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
-------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE ACCOUNT
-------------------------------------------------------------------------------


    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.


    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.


    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see "GIA."

INVESTMENTS OF THE ACCOUNT
-------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.


    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is to seek long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).


    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: This series seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation with a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.


    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.


    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.


    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:


    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

o VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

o VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

o VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.


    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
o   Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
o   Phoenix-Engemann Capital Growth
o   Phoenix-Engemann Nifty Fifty
o   Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
o   Phoenix-Seneca Mid-Cap Growth
o   Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Growth + Value

Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index

Phoenix-Janus Core Equity

Phoenix-Janus Flexible Income
Phoenix-Janus Growth

Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value

Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------

AIM Capital Management, Inc.
o   Phoenix-AIM Mid-Cap Equity

Alliance Capital Management, L.P. ("Alliance")

o   Phoenix-Alliance/Bernstein Growth + Value

o   Phoenix-Sanford Bernstein Global Value
o   Phoenix-Sanford Bernstein Mid-Cap Value
o   Phoenix-Sanford Bernstein Small-Cap Value
Deutsche Asset Management ("Deutsche")
o   Phoenix-Deutsche Dow 30
o   Phoenix-Deutsche Nasdaq-100 Index(R)
Federated Investment Management Company
o   Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
o    Phoenix-J.P. Morgan Research Enhanced Index
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
Janus Capital Corporation ("Janus")

o   Phoenix-Janus Core Equity

o   Phoenix-Janus Flexible Income
o   Phoenix-Janus Growth

MFS Investment Management ("MFS")
o   Phoenix-MFS Investors Growth Stock
o   Phoenix-MFS Investors Trust
o   Phoenix-MFS Value

Morgan Stanley Asset Management ("Morgan Stanley")
o   Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia
------------------------------------------------------------------


    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.


------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Value Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management

o   Deutsche VIT EAFE(R) Equity Index Fund
o   Deutsche VIT Equity 500 Index Fund

Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
Fidelity Management and Research Company
o   VIP Contrafund(R) Portfolio
o   VIP Growth Opportunities Portfolio
o   VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o   Mutual Shares Securities Fund
Morgan Stanley Asset Management
o   Technology Portfolio
Templeton Asset Management, Ltd.
o   Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o   Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o   Templeton Asset Strategy Fund
o   Templeton International Securities Fund
Wanger Asset Management, L.P.
o   Wanger Foreign Forty
o   Wanger International Small Cap
o   Wanger Twenty
o   Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS

    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
-------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

o   Year One:       25% of the total value
o   Year Two:       33% of remaining value
o   Year Three:     50% of remaining value
o   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


MVA
-------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.



PURCHASE OF CONTRACTS
-------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000

[diamond]  Individual Retirement Annuity--$1,000

[diamond]  Bank draft program--$25
           o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond]  Qualified plans--$1,000 annually
           o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    We require minimum subsequent payments of $25.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1)  the make-up and size of the prospective group;
    (2)  the method and frequency of premium payments; and
    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
-------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Benefit Option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the Benefit Option you select as follows:

o   OPTION 1

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value


o   ENHANCED OPTION 1 RIDER

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

This rider is available at an annual cost of .05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

o   OPTION 2

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary


o   OPTION 3

CONTRACT YEAR 1:

10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

----------------------------------------------------------------
Percent                  7%   7%   6%   6%   5%   4%   3%   0%
----------------------------------------------------------------
Age of Payment in        0    1    2    3    4    5    6    7+
Complete Years
----------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the Benefit Option you selected. The charge under each Benefit Option is equal, on an annual basis to the following percentages:

  -----------------------------------------------------------
   OPTION 1 - RETURN  OPTION 2 - ANNUAL     OPTION 3 - 5%
      OF PREMIUM           STEP-UP             ROLL-UP
   -----------------------------------------------------------
        0.775%              1.125%             1.225%
  -----------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED
INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.



THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.


ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7 YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH birthday, the death benefit equals:

       THE GREATEST OF:

       a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or
       b.  the contract value on the claim date; or
       c.  the 7 Year Step-up  Amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO:

       THE GREATER OF:

       a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

       b.  the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options)

    PHL Variable will notify you in writing that the contract has lapsed.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond]  DEATH OF AN OWNER/ANNUITANT
           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
           Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]  QUALIFIED CONTRACTS
           Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

           Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the Death of the annuitant or owner/annuitant who has not yet Reached Age 80.

[diamond]  OPTION 1--RETURN OF PREMIUM
           The greater of:

           a)  100% of payments, less adjusted partial withdrawals; and

           b)  the contract value on the claim date.

[diamond]  OPTION 2--ANNUAL STEP-UP
           The greater of:

           a)  100% of payments, less adjusted partial withdrawals; or

           b)  the contract value on the claim date; and

           c)  the Annual Step-up Amount on the claim date.

[diamond]  OPTION 3--5% ROLL-UP
           The greater of:

           a)  100% of payments, less adjusted partial withdrawals; or

           b)  the contract value on the claim date; or

           c)  the Annual Step-up Amount on the claim date; and

           d)  the Annual Roll-up Amount on the claim date.

[diamond]  ENHANCED OPTION 1 RIDER
           Before the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

           The greater of:

           1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

           2.  the contract value on the claim date; or

           3.  the 7-year step-up amount on the claim date.

           This rider is available at an annual cost of .05%.

           This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.


PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]  OPTION 1--RETURN OF PREMIUM
           The greater of:

           1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

           2.  the contract value on the claim date.

[diamond]  ENHANCED OPTION 1 RIDER
           After the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

           The greater of:

           1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

           2.  the contract value on the claim date.

           This rider is available at an annual cost of .05%.

           This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond]  OPTION 2--ANNUAL STEP-UP
           The greater of:

           1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

           2.  the contract value on the claim date.

[diamond]  OPTION 3--5% ROLL-UP
           The greater of:

           1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

           2.  the contract value on the claim date.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

           o 100% of payments, less withdrawals; and
           o the contract value on the claim date.

           BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTIONS 2 OR 3 ARE SUITABLE FOR THEIR CIRCUMSTANCES.

           Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

           We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
-------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--Payments for Specified Period
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--Payments of Specified Amount
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH
10-YEAR PERIOD CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.


PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.


ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.


NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
-------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and

MVA will be allocated to those accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.


SUBSTITUTION OF FUND SHARES
    If, in the judgment of the management of PHL Variable, one or more of these series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by payments under this contract. Any substitution will be subject to approval by the SEC and, where required, one or more state insurance departments.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.


QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE
FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT
ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM
QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
-------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


STATE REGULATION
-------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
-------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
-------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
-------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
-------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.



SAI
-------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements


    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.


APPENDIX A-1

FINANCIAL HIGHLIGHTS FOR CONTRACTS WITH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------

    THE FOLLOWING TABLES GIVE THE HISTORICAL UNIT VALUES FOR A SINGLE SHARE OF
EACH OF THE AVAILABLE SUBACCOUNTS. MORE INFORMATION CAN BE OBTAINED IN THE
STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU MAY OBTAIN A COPY OF THE SAI
FREE OF CHARGE BY CALLING AOD AT 800/541-0171 OR BY WRITING TO:


                  VARIABLE PRODUCTS MAIL OPERATIONS
                  PO BOX 8027
                  BOSTON, MA 02266-8027


                                                                         SUBACCOUNT            SUBACCOUNT      SHARES OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- -------------------

PHOENIX-ABERDEEN INTERNATIONAL
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.365                $1.973                1,996
         From 10/20/99* to 12/31/99                                        $2.000                $2.365                 281

Phoenix-Aberdeen New Asia
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.341                $1.949                 237
         From 9/22/99* to 12/31/00                                         $2.000                $2.341                 42


PHOENIX-DEUTSCHE DOW 30

=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.007                $1.879                 550
         From 12/30/99* to 12/31/99                                        $2.000                $2.007                 150


PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)

=================================================================== ===================== ===================== ===================
         From 8/25/00* to 12/31/00                                         $2.000                $1.251                 35

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.145                $2.781                 740
         From 11/1/99* to 12/31/99                                         $2.000                $2.145                  7

PHOENIX-ENGEMANN CAPITAL GROWTH
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.422                $1.973                7,928
         From 8/24/99* to 12/31/99                                         $2.000                $2.422                 773

PHOENIX-ENGEMANN NIFTY FIFTY
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.394                $1.943                2,000

         From 9/1/99* to 12/31/99                                          $2.000                $2.394                 350


PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
=================================================================== ===================== ===================== ===================
         From 8/15/00* to 12/31/00                                         $2.000                $1.566                 178

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.001                $2.355                 371

         From 12/28/99* to 12/31/99                                        $2.000                $2.001                  2


PHOENIX-GOODWIN MONEY MARKET
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.032                 $2.14                4,033
         From 8/11/99* to 12/31/99                                         $2.000                $2.032                1,283

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.059                $2.173                1,130
         From 9/13/99* to 12/31/99                                         $2.000                $2.059                 186


* Date subaccount began operations.


                                                                         SUBACCOUNT            SUBACCOUNT      SHARES OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- -------------------

PHOENIX-HOLLISTER VALUE EQUITY
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.461                $3.225                 951
         From 8/30/99* to 12/31/99                                         $2.000                $2.461                 65

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.152                $1.888                1,714
         From 9/1/99* to 12/31/99                                          $2.000                $2.152                 530


PHOENIX-JANUS CORE EQUITY

=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.011                $1.871                1,243
         From 12/30/99* to 12/31/99                                        $2.000                $2.011                 150

PHOENIX-JANUS FLEXIBLE INCOME
=================================================================== ===================== ===================== ===================
         From 2/15/00* to 12/31/00                                         $2.000                $2.101                 665

PHOENIX-JANUS GROWTH
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.024                $1.782                4,013
         From 12/28/99* to 12/31/99                                        $2.000                $2.024                 19

PHOENIX-MORGAN STANLEY FOCUS EQUITY
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.008                $1.728                 138
         From 12/30/99* to 12/31/99                                        $2.000                $2.008                 15

PHOENIX-OAKHURST BALANCED
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.178                $2.170                1,574
         From 9/1/99* to 12/31/99                                          $2.000                $2.178                 125

PHOENIX-OAKHURST GROWTH AND INCOME
=================================================================== ===================== ===================== ===================

         From 1/1/00 to 12/31/00                                           $2.171                $2.010                2,984

         From 8/30/99* to 12/31/99                                         $2.000                $2.171                 397

PHOENIX-OAKHURST STRATEGIC ALLOCATION
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.190                $2.184                1,608
         From 10/1/99* to 12/31/99                                         $2.000                $2.190                 202

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
=================================================================== ===================== ===================== ===================


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.021                $2.342                 259
         From 8/30/99* to 12/31/99                                         $2.000                $2.021                 12

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=================================================================== ===================== ===================== ===================
         From 12/6/00* to 12/31/00                                         $2.000                $2.162                  3

PHOENIX-SENECA MID-CAP GROWTH
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.770                $3.124                1,653
         From 9/3/99* to 12/31/99                                          $2.000                $2.770                 59

PHOENIX-SENECA STRATEGIC THEME
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.625                $2.304                3,249
         From 9/1/99* to 12/31/99                                          $2.000                $2.625                 285

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
=================================================================== ===================== ===================== ===================
         From 6/28/00* to 12/31/00                                         $2.000                $1.535                 470

* Date subaccount began operations.


                                                                         SUBACCOUNT            SUBACCOUNT      SHARES OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- -------------------


DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND

=================================================================== ===================== ===================== ===================

         From 1/1/00 to 12/31/00                                           $2.319                $1.196                 401
         From 10/14/99* to 12/31/99                                        $2.000                $2.319                 26

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.022                $2.225                 955
         From 9/2/99* to 12/31/99                                          $2.000                $2.022                 71

FEDERATED HIGH INCOME BOND FUND II
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.038                $1.837                 499
         From 10/14/99* to 12/31/99                                        $2.000                $2.038                 44

VIP CONTRAFUND(R)
=================================================================== ===================== ===================== ===================

         From 6/9/00* to 12/31/00                                          $2.000                $1.889                 236


VIP GROWTH OPPORTUNITIES
=================================================================== ===================== ===================== ===================

         From 6/9/00* to 12/31/00                                          $2.000                $1.724                 131


VIP Growth
=================================================================== ===================== ===================== ===================

         From 6/9/00* to 12/31/00                                          $2.000                $1.700                 438


MUTUAL SHARES SECURITIES
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.018                $2.50                  210
         From 9/2/99* to 12/31/99                                          $2.000                $2.018                 16

TEMPLETON ASSET STRATEGY
=================================================================== ===================== ===================== ===================

         From 1/1/00 to 12/31/00                                           $2.203                $2.184                 181

         From 10/4/99* to 12/31/99                                         $2.000                $2.203                 13

TEMPLETON DEVELOPING MARKETS SECURITIES
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.434                $1.639                 245
         From 11/1/99* to 12/31/99                                         $2.000                $2.434                 30

TEMPLETON GROWTH SECURITIES
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.282                $2.424                 418
         From 9/2/99* to 12/31/99                                          $2.000                $2.282                 41

TEMPLETON INTERNATIONAL SECURITIES
=================================================================== ===================== ===================== ===================

         From 1/1/00 to 12/31/00                                           $2.207                $2.136                 621


         From 8/30/99* to 12/31/99                                         $2.000                $2.207                 108

TECHNOLOGY PORTFOLIO
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.022                $1.538                1,975
         From 12/30/99* to 12/31/99                                        $2.000                $2.022                 150

WANGER FOREIGN FORTY
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $3.063                $2.988                 492
         From 10/25/99* to 12/31/99                                        $2.000                $3.063                 15

WANGER INTERNATIONAL SMALL CAP
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $3.171                $2.265                2,533
         From 8/30/99* to 12/31/99                                         $2.000                $3.171                 248

WANGER TWENTY
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.295                $2.480                 336
         From 10/11/99* to 12/31/99                                        $2.000                $2.295                 21


* Date subaccount began operations.


                                                                         SUBACCOUNT            SUBACCOUNT      SHARES OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- -------------------

WANGER U.S. SMALL CAP
=================================================================== ===================== ===================== ===================
         From 1/1/00 to 12/31/00                                           $2.308                $2.101                3,897
         From 9/14/99* to 12/31/99                                         $2.000                $2.308                 398

* Date subaccount began operations.


APPENDIX A-2

FINANCIAL HIGHLIGHTS FOR CONTRACTS WITH BENEFIT OPTION 2
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      SHARES
                                                                          SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT
                                                                          UNIT VALUE            UNIT VALUE         END OF PERIOD
                             SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ------------------------------------------------------------------- --------------------- --------------------- ------------------

 PHOENIX-ABERDEEN INTERNATIONAL
 =================================================================== ===================== ===================== ==================

          From 1/1/00 to 12/31/00                                           $2.309                $1.920               1,335
          From 10/7/99* to 12/31/99                                         $2.000                $2.309                125

 PHOENIX-ABERDEEN NEW ASIA
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.320                $1.925                107
          From 9/17/99* to 12/31/99                                         $2.000                $2.320                34


 PHOENIX-DEUTSCHE DOW 30

 =================================================================== ===================== ===================== ==================
          From 1/24/00* to 12/31/00                                         $2.000                $1.951                74


 PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
 =================================================================== ===================== ===================== ==================
          From 9/5/00* to 12/31/00                                          $2.00                 $1.311                70


 PHOENIX-DUFF & Phelps Real Estate Securities
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.124                $2.744                103
          From 10/8/99* to 12/31/99                                         $2.000                $2.124                26

 PHOENIX-ENGEMANN CAPITAL GROWTH
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.421                $1.966               5,420
          From 9/7/99* to 12/31/99                                          $2.000                $2.421                664

 PHOENIX-ENGEMANN NIFTY FIFTY
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.358                $1.907               1,874
          From 9/8/99* to 12/31/99                                          $2.000                $2.358                439

 PHOENIX-ENGEMANN SMALL & Mid-Cap Growth
 =================================================================== ===================== ===================== ==================
          From 9/5/00* to 12/31/00                                          $2.000                $1.458                301

 PHOENIX-FEDERATED U.S. GOVERNMENT BOND
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.000                $2.347                216
          From 12/21/99* to 12/31/99                                        $2.000                $2.000                 3

 PHOENIX-GOODWIN MONEY MARKET
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.026                $2.122               1,539
          From 8/27/99* to 12/31/99                                         $2.000                $2.026                997

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.054                $2.161               1,081
          From 9/30/99* to 12/31/99                                         $2.000                $2.054                200

 PHOENIX-HOLLISTER VALUE EQUITY
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.393                $3.125                628
          From 9/7/99* to 12/31/99                                          $2.000                $2.393                32

 PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.120                $1.854               1,267
          From 9/7/99* to 12/31/99                                          $2.000                $2.120                450


* Date subaccount began operations.


                                                                         SUBACCOUNT            SUBACCOUNT      SHARES OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- -------------------


 PHOENIX-JANUS CORE EQUITY

 =================================================================== ===================== ===================== ==================

          From 1/3/00* to 12/31/00                                          $2.000                $1.879                433

 PHOENIX-JANUS FLEXIBLE INCOME
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.000                $2.102                293
          From 12/21/99* to 12/31/99                                        $2.000                $2.000                 3

 PHOENIX-JANUS GROWTH
 =================================================================== ===================== ===================== ==================

          From 1/1/00 to 12/31/00                                           $2.063                $1.810               2,589

          From 12/21/99* to 12/31/99                                        $2.000                $2.063                27

 PHOENIX-MORGAN STANLEY FOCUS EQUITY
 =================================================================== ===================== ===================== ==================
          From 2/10/00* to 12/31/00                                         $2.000                $1.665                48

 PHOENIX-OAKHURST BALANCED
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.153                $2.137                833
          From 9/20/99* to 12/31/99                                         $2.000                $2.153                94

 PHOENIX-OAKHURST GROWTH AND INCOME
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.141                $1.975               3,237
          From 9/8/99* to 12/31/99                                          $2.000                $2.141                544

 PHOENIX-OAKHURST STRATEGIC ALLOCATION
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.146                $2.133                577
          From 9/8/99* to 12/31/99                                          $2.000                $2.146                54

 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
 =================================================================== ===================== ===================== ==================
          From 12/13/00* to 12/31/00                                        $2.000                $2.028                .08

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.185                $2.523                150
          From 10/8/99* to 12/31/99                                         $2.000                $2.185                 8

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
 =================================================================== ===================== ===================== ==================


 PHOENIX-SENECA MID-CAP GROWTH
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.358                $3.088               1,491
          From 10/12/99* to 12/31/99                                        $2.000                $2.358                55

 PHOENIX-SENECA STRATEGIC THEME
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.582                $2.258               3,070
          From 9/8/99* to 12/31/99                                          $2.000                $2.582                538

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 =================================================================== ===================== ===================== ==================
          From 12/13/00* to 12/31/00                                        $2.00                 $1.523                 362


 DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.267                $1.866                135

          From 11/1/99* to 12/31/99                                         $2.000                $2.267                49

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $1.985                $2.177                591
          From 9/27/99* to 12/31/99                                         $2.000                $1.985                145


* Date subaccount began operations.


                                                                         SUBACCOUNT            SUBACCOUNT      SHARES OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE       AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- -------------------

 FEDERATED HIGH INCOME BOND FUND II
 =================================================================== ===================== ===================== ==================

          From 12/13/00* to 12/31/00                                        $2.045                $1.838                266

          From 11/1/99* to 12/31/99                                         $2.000                $2.045                44

 VIP CONTRAFUND(R)
 =================================================================== ===================== ===================== ==================
          From 7/3/00* to 12/31/00                                          $2.000                $1.866                199

 VIP GROWTH OPPORTUNITIES
 =================================================================== ===================== ===================== ==================
          From 7/3/00* to 12/31/00                                          $2.000                $1.695                98

 VIP GROWTH
 =================================================================== ===================== ===================== ==================

          From 7/3/00* to 12/31/00                                          $2.000                $1.719                204


 MUTUAL SHARES SECURITIES
 =================================================================== ===================== ===================== ==================
          From 7/3/00* to 12/31/00                                          $1.995                $2.217                113
          From 9/7/99* to 12/31/99                                          $2.000                $1.995                40

 TEMPLETON ASSET STRATEGY
 =================================================================== ===================== ===================== ==================
          From 7/3/00* to 12/31/00                                          $2.220                $2.194                58
          From 11/1/99* to 12/31/99                                         $2.000                $2.220                29

 TEMPLETON DEVELOPING MARKETS SECURITIES
 =================================================================== ===================== ===================== ==================
          From 7/3/00* to 12/31/00                                          $2.433                $1.633                129
          From 11/1/99* to 12/31/99                                         $2.000                $2.433                 8

 TEMPLETON GROWTH SECURITIES
 =================================================================== ===================== ===================== ==================
          From 7/3/00* to 12/31/00                                          $2.339                $2.477                153
          From 9/30/99* to 12/31/99                                         $2.000                $2.339                78

 TEMPLETON INTERNATIONAL SECURITIES
 =================================================================== ===================== ===================== ==================

          From 7/3/00* to 12/31/00                                          $2.262                $2.182                459

          From 9/30/99* to 12/31/99                                         $2.000                $2.262                98

 TECHNOLOGY PORTFOLIO
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.052                $1.549               1,433
          From 12/21/99* to 12/31/99                                        $2.000                $2.052                 9

 WANGER FOREIGN FORTY
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.996                $2.913                352
          From 11/1/99* to 12/31/99                                         $2.000                $2.996                20

 WANGER INTERNATIONAL SMALL CAP
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $3.095                $2.203               2,134
          From 9/17/99* to 12/31/99                                         $2.000                $3.095                177

 WANGER TWENTY
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.248                $2.431                303
          From 10/28/99* to 12/31/99                                        $2.000                $2.248                48

 WANGER U.S. SMALL CAP
 =================================================================== ===================== ===================== ==================
          From 1/1/00 to 12/31/00                                           $2.287                $2.075               2,706
          From 9/17/99* to 12/31/99                                         $2.000                $2.287                338


* Date subaccount began operations.



APPENDIX A-3

FINANCIAL HIGHLIGHTS FOR CONTRACTS WITH BENEFIT OPTION 3
----------------------------------------------------------------------------------------------------------------------------------

                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------ ---------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
================================================================== ===================== ==================== ====================

         From 1/1/00 to 12/31/00                                          $2.192               $1.821                 109
         From 12/1/99* to 12/31/99                                        $2.000               $2.192                  2

PHOENIX-ABERDEEN NEW ASIA
================================================================== ===================== ==================== ====================

         From 2/15/00* to 12/31/00                                        $2.000               $1.635                  9

PHOENIX-DEUTSCHE DOW 30

================================================================== ===================== ==================== ====================
         From 1/21/00* to 12/31/00                                        $2.000               $1.906                  84


PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)

================================================================== ===================== ==================== ====================
         From 10/3/00* to 12/31/00                                        $2.000               $1.360                  22

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
================================================================== ===================== ==================== ====================
         From 1/1/00 to 12/31/00                                          $2.029               $2.619                 114
         From 9/3/99* to 12/31/99                                         $2.000               $2.029                  82

PHOENIX-ENGEMANN CAPITAL GROWTH
================================================================== ===================== ==================== ====================
         From 1/1/00 to 12/31/00                                          $2.409               $1.955                 710
         From 9/3/99* to 12/31/99                                         $2.000               $2.409                  92

PHOENIX-ENGEMANN NIFTY FIFTY
================================================================== ===================== ==================== ====================
         From 1/1/00 to 12/31/00                                          $2.383               $1.925                 317
         From 9/6/99* to 12/31/99                                         $2.000               $2.383                  61

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
================================================================== ===================== ==================== ====================
         From 8/15/00* to 12/31/00                                        $2.000               $1.567                  9

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
================================================================== ===================== ==================== ====================
         From 9/26/00* to 12/31/00                                        $2.000               $2.141                  6

PHOENIX-GOODWIN MONEY MARKET
================================================================== ===================== ==================== ====================
         From 1/1/00 to 12/31/00                                          $2.025               $2.119                 496
         From 8/30/99* to 12/31/99                                        $2.000               $2.025                 339

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
================================================================== ===================== ==================== ====================
         From 4/3/00* to 12/31/00                                         $2.000               $2.052                  67

PHOENIX-HOLLISTER VALUE EQUITY
================================================================== ===================== ==================== ====================
         From 1/1/00 to 12/31/00                                          $2.151               $2.806                  89
         From 12/1/99* to 12/31/99                                        $2.000               $2.151                  23

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
================================================================== ===================== ==================== ====================
         From 1/1/00 to 12/31/00                                          $2.106               $1.840                 198
         From 9/3/99* to 12/31/99                                         $2.000               $2.106                  13


PHOENIX-JANUS CORE EQUITY

================================================================== ===================== ==================== ====================
         From 1/1/00 to 12/31/00                                          $2.061               $1.909                 136
         From 12/21/99* to 12/31/99                                       $2.000               $2.061                  10

* Date subaccount began operations.


APPENDIX A-3

FINANCIAL HIGHLIGHTS FOR CONTRACTS WITH BENEFIT OPTION 3
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------ ----------------------------------------------------------------

PHOENIX-JANUS FLEXIBLE INCOME
================================================================== ===================== ==================== =====================

         From 1/1/00 to 12/31/00                                          $2.000               $2.100                 233
         From 12/21/99* to 12/31/99                                       $2.000               $2.000                  10

PHOENIX-JANUS GROWTH
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.063               $1.808                 374
         From 12/21/99* to 12/31/99                                       $2.000               $2.063                  10

PHOENIX-MORGAN STANLEY FOCUS EQUITY
================================================================== ===================== ==================== =====================

         From 1/1/00 to 12/31/00                                          $2.073               $1.776                  67

         From 12/21/99* to 12/31/99                                       $2.000               $2.073                  10

PHOENIX-OAKHURST BALANCED
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.139               $2.122                 301
         From 9/3/99* to 12/31/99                                         $2.000               $2.139                  12

PHOENIX-OAKHURST GROWTH AND INCOME
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.227               $2.053                 606
         From 10/22/99* to 12/31/99                                       $2.000               $2.227                  54

PHOENIX-OAKHURST STRATEGIC ALLOCATION
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.130               $2.115                  76
         From 9/3/99* to 12/31/99                                         $2.000               $2.130                  27

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
================================================================== ===================== ==================== =====================

         From 12/14/00* to 12/31/00                                       $2.000               $2.041                  20


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
================================================================== ===================== ==================== =====================
         From 5/1/00* to 12/31/00                                         $2.000               $2.201                 116

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
================================================================== ===================== ==================== =====================
         From 12/14/00* to 12/31/00                                       $2.000               $2.130                  20

PHOENIX-SENECA MID-CAP GROWTH
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.236               $2.511                 295
         From 12/20/99* to 12/31/99                                       $2.000               $2.236                   4

PHOENIX-SENECA STRATEGIC THEME
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.596               $2.268                 669
         From 9/3/99* to 12/31/99                                         $2.000               $2.596                 134

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
================================================================== ===================== ==================== =====================
         From 6/6/00* to 12/31/00                                         $2.000                $1.525                 36


DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND

================================================================== ===================== ==================== =====================
         From 3/16/00* to 12/31/00                                        $2.000               $1.702                  5

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
================================================================== ===================== ==================== =====================

         From 1/1/00* to 12/31/00                                         $2.000               $2.201                  30


FEDERATED HIGH INCOME BOND FUND II
================================================================== ===================== ==================== =====================
         From 4/24/00* to 12/31/00                                        $2.000               $1.857                  46

VIP CONTRAFUND(R)
================================================================== ===================== ==================== =====================

         From 6/6/00* to 12/31/00                                         $2.000               $1.865                  37

* Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------ ----------------------------------------------------------------

VIP GROWTH OPPORTUNITIES
================================================================== ===================== ==================== =====================

         From 7/3/00* to 12/31/00                                         $2.000               $1.695                  27

VIP GROWTH
================================================================== ===================== ==================== =====================
         From 7/3/00* to 12/31/00                                         $2.000               $1.669                  66

MUTUAL SHARES SECURITIES
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.049               $2.274                  32
         From 1/21/99*to 12/31/99                                         $2.000               $2.049                 488

TEMPLETON ASSET STRATEGY
================================================================== ===================== ==================== =====================
         From 4/3/00* to 12/31/00                                         $2.000               $1.943                  20

TEMPLETON DEVELOPING MARKETS SECURITIES
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.103               $1.410                  24
         From 12/20/99* to 12/31/99                                       $2.000               $2.103                  1

TEMPLETON GROWTH SECURITIES
================================================================== ===================== ==================== =====================
         From 1/25/00* to 12/31/00                                        $2.000               $2.185                  21

TEMPLETON INTERNATIONAL SECURITIES
================================================================== ===================== ==================== =====================
         From 3/14/00* to 12/31/00                                        $2.000               $2.026                  30

TECHNOLOGY PORTFOLIO
================================================================== ===================== ==================== =====================

         From 1/1/00 to 12/31/00                                          $2.052               $1.547                 378

         From 12/21/99* to 12/31/99                                       $2.000               $2.052                  10

WANGER FOREIGN FORTY
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.996               $2.910                  76
         From 11/1/99* to 12/31/99                                        $2.000               $2.996                  2

WANGER INTERNATIONAL SMALL CAP
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $3.089               $2.196                  140
         From 9/16/99* to 12/31/99                                        $2.000               $3.089                  7

WANGER TWENTY
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.205               $2.382                  56
         From 11/1/99* to 12/31/99                                        $2.000               $2.205                  2

WANGER U.S. SMALL CAP
================================================================== ===================== ==================== =====================
         From 1/1/00 to 12/31/00                                          $2.307               $2.091                 212
         From 9/16/99* to 12/31/99                                        $2.000               $2.307                  9


* Date subaccount began operations.


APPENDIX B

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------



                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        --------        -------------        -------------      ---------


California ..........................................                             X                   2.35%              0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00               1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%              1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or maturity date.

APPENDIX C

GLOSSARY OF SPECIAL TERMS
-------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT (VA ACCOUNT): PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SEVEN YEAR STEP-UP AMOUNT (7 YEAR STEP-UP AMOUNT): In the first seven contract years, the 7 Year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7 year period, the 7 Year Step-up Amount equals the 7 Year Step-up Amount that would have been paid on the prior seventh contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior seventh contract anniversary.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.



VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                                     PART B

                                                                     [Version A]
                               THE BIG EDGE CHOICE
                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                                October 29, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated October 29, 2001. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE

Underwriter...............................................................    2

Performance History.......................................................    2


Calculation of Yield and Return...........................................    5

Calculation of Annuity Payments ..........................................    6

Experts ..................................................................    7


Separate Account Financial Statements..................................... SA-1

Company Financial Statements..............................................  F-1

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. During the fiscal years ended December 31, 1998, 1999 and 2000, PEPCO was paid $12.6, $13.3 and $4.3 million, respectively, and retained $0 for sales of these contracts.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

                      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                SINCE
                      SUBACCOUNT                            DATE       1 YEAR   5 YEARS  10 YEARS  INCEPTION
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     12/07/94     -22.36%   10.87%     N/A       10.05%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                          09/17/96     -22.50%    N/A       N/A       -6.82%
-------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series                         10/29/01       N/A      N/A       N/A        N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01       N/A      N/A       N/A        N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                            12/20/99     -12.87%    N/A       N/A       -9.83%
-------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche NASDAQ-100 Index(R) Series               08/15/00       N/A      N/A       N/A      -41.10%

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       05/01/95      20.72%    9.64%     N/A       11.46%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/07/94     -24.18%   11.27%     N/A       14.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                       03/02/98     -24.49%    N/A       N/A        7.90%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            08/15/00       N/A      N/A       N/A      -20.94%
-------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series             12/20/99       9.61%    N/A       N/A        9.21%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       12/07/94      -2.16%    3.07%     N/A        3.40%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/07/94      -1.75%    3.92%     N/A        6.70%
-------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                     03/02/98      22.01%    N/A       N/A       19.39%
-------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series        07/14/97     -18.35%    N/A       N/A        8.59%
-------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                          12/20/99     -13.41%    N/A       N/A       -9.47%

-------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                      12/20/99      -1.79%    N/A       N/A       -1.79%
-------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                               12/20/99     -18.07%    N/A       N/A      -14.16%
-------------------------------------------------------------------------------------------------------------

Phoenix-MFS Investors Growth Stock Series                 10/29/01       N/A      N/A       N/A        N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/01       N/A      N/A       N/A        N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/01       N/A      N/A       N/A        N/A

-------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                12/20/99     -19.90%    N/A       N/A      -15.70%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                          12/07/94      -7.27%    9.46%     N/A       11.53%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                   03/02/98     -13.85%    N/A       N/A        6.48%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              12/07/94      -7.20%    9.95%     N/A       11.22%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/00       N/A      N/A       N/A       -2.36%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            03/02/98       7.89%    N/A       N/A       -5.89%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series          11/20/00       N/A      N/A       N/A       -0.41%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      03/02/98       4.96%    N/A       N/A       23.85%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     01/29/96     -18.35%    N/A       N/A       18.46%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        03/30/01       N/A      N/A       N/A        N/A
-------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                       03/30/01       N/A      N/A       N/A        N/A
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 06/05/00       N/A      N/A       N/A      -28.57%
-------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                    07/15/99     -23.13%    N/A       N/A       -6.69%
-------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                        10/29/01       N/A      N/A       N/A        N/A

-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          07/15/99       2.41%    N/A       N/A        1.27%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        07/15/99     -16.08%    N/A       N/A      -12.57%
-------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               06/05/00       N/A      N/A       N/A      -12.64%
-------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        06/05/00       N/A      N/A       N/A      -20.28%
-------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      06/05/00       N/A      N/A       N/A      -20.01%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2                   11/02/98       3.78%    N/A       N/A        6.89%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/99     -29.55%    N/A       N/A      -23.65%
-------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2                   05/01/97      -7.70%    N/A       N/A        7.13%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2    05/01/97     -37.37%    N/A       N/A      -17.30%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2                05/01/97      -1.10%    N/A       N/A        8.53%
-------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2         05/01/97      -9.93%    N/A       N/A        7.54%
-------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                      02/01/99      -9.20%    N/A       N/A       29.95%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            05/01/95     -33.49%   17.46%     N/A       21.25%
-------------------------------------------------------------------------------------------------------------
Wanger Twenty                                             02/01/99       1.00%    N/A       N/A       16.53%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                     05/01/95     -15.29%   16.47%     N/A       17.23%
-------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                                            ANNUAL TOTAL RETURN(1,3)
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                     1991    1992     1993    1994     1995    1996     1997    1998     1999      2000
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series         18.10% -14.03%   36.57%  -1.31%    8.12%  17.05%   10.53%  26.20%   27.75%   -16.96%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                                -33.33%  -5.77%   48.94%   -17.21%
------------------------------------------------------------------------------------------------------------------------------------

  Phoenix-AIM Mid-Cap Equity Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                              -6.84%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series

------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate                                                       31.31%   20.41% -22.28%    3.35%    29.02%
  Securities Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series        40.80%   8.79%   18.07%   0.08%   29.12%  11.06%   19.45%  28.12%   27.92%   -18.91%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                               30.37%   -19.24%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond                                                                                      17.15%
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series            4.53%   2.16%    1.47%   2.42%    4.23%   3.60%    3.76%   3.67%    3.40%     4.59%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income     17.96%   8.57%   14.34%  -6.78%   21.84%  10.89%    9.57%  -5.46%    4.02%     5.03%
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                             22.64%    30.39%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced                                                                    29.90%   17.22%   -12.68%
  Index Series
------------------------------------------------------------------------------------------------------------------------------------

  Phoenix-Janus Core Equity Series                                                                                            -7.41%

------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                         4.98%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                                -12.39%
------------------------------------------------------------------------------------------------------------------------------------

  Phoenix-MFS Investors Growth Stock Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series

------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                                 -14.34%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                                7.13%  -4.16%   21.70%   9.06%   16.34%  17.40%   10.06%    -0.86%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                           15.42%    -7.88%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation         27.55%   9.15%    9.50%  -2.75%   16.65%   7.57%   19.10%  19.15%    9.75%    -0.78%
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value                                                                          -11.51%    15.32%
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
  Series
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                              43.67%    12.20%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                            15.59%  42.74%   52.90%   -12.68%
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                      1.10%   33.84%  15.96%   11.96%  17.67%   42.64%   -12.12%
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                     2.62%   34.39%  13.44%   22.00%  30.60%   28.13%   -15.81%
------------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                               10.50%   18.04%  55.68%   75.63%   -25.87%
------------------------------------------------------------------------------------------------------------------------------------

  Deutsche VIT EAFE(R) Equity Index Fund                                                                   19.95%   25.89%   -17.79%
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                                                       26.96%   18.74%   -10.47%

------------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government                                               7.29%   2.77%    7.10%   6.19%   -1.94%     9.48%
  Securities II
------------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                              18.74%  12.74%   12.28%   1.30%    0.92%   -10.27%
------------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R)Portfolio                                                                               28.16%   22.45%    -7.99%
------------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                       22.81%    2.76%   -18.31%
------------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                     37.48%   35.41%   -12.29%
------------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                                                                            7.81%    10.93%
------------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                       -24.64%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund-- Class 2       25.70%   6.36%   24.15%  -4.55%   20.60%  16.96%   13.74%   4.66%   20.89%    -1.32%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                                                         -30.35% -22.12%   51.21%   -32.99%
  Fund--  Class 2
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund--  Class 2   25.50%   5.41%   31.92%  -3.80%   23.26%  20.47%   10.10%  -0.39%   27.06%     5.72%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--                      45.01%  -3.83%   13.91%  22.06%   12.12%   8.08%   21.57%    -3.70%
  Class 2
------------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                        -2.92%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                          30.24%   -2.81%  14.75%  123.45%   -28.84%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                                7.97%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                   44.64%   27.68%   7.21%   23.38%    -9.42%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2000:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......      1.000991
Calculation:
   Ending account value..........................      1.000991
   Less beginning account value..................      1.000000
   Net change in account value...................      0.000991
Base period return:
   (net change/beginning account value)..........      0.000991
Current yield = return x (365/7) =...............      5.17%
Effective yield = [(1 + return)(365/7)] -1 =.....      5.30%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]
    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and PHL Variable Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Richard J. Wirth, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.








-----------------------------------
(1)The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2)The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3)Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4)The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------


                             The Big Edge Choice(R)

                        PHL Variable Accumulation Account
                                December 31, 2000


                      [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                                           Goodwin Multi-        Oakhurst
                                        Goodwin Money     Engemann          Sector Fixed         Strategic           Aberdeen
                                            Market     Capital Growth          Income            Allocation       International
                                          Subaccount     Subaccount          Subaccount          Subaccount         Subaccount
Assets
      Investments at cost                $ 32,016,641   $ 267,697,209        $ 60,320,376        $ 69,437,401       $ 43,978,084
                                         ============   =============        ============        ============       ============
      Investments at market              $ 32,016,641   $ 285,354,753        $ 50,921,645        $ 67,497,256       $ 36,462,366
                                         ------------   -------------        ------------        ------------       ------------
         Total assets                      32,016,641     285,354,753          50,921,645          67,497,256         36,462,366
Liabilities
      Accrued expenses to related party        38,270         340,499              58,654              78,959             41,568
                                         ------------   -------------        ------------        ------------       ------------
Net assets                               $ 31,978,371   $ 285,014,254        $ 50,862,991        $ 67,418,297       $ 36,420,798
                                         ============   =============        ============        ============       ============
Accumulation units outstanding             26,145,978     149,303,349          38,533,976          38,927,987         20,829,103
                                         ============   =============        ============        ============       ============
Unit value                               $   1.223162   $    1.909105        $   1.320053        $   1.732002       $   1.748799
                                         ============   =============        ============        ============       ============

                                                          Duff & Phelps                                            J.P. Morgan
                                           Oakhurst        Real Estate      Seneca Strategic                         Research
                                           Balanced        Securities             Theme           Aberdeen New    Enhanced Index
                                          Subaccount       Subaccount          Subaccount       Asia Subaccount     Subaccount
Assets
      Investments at cost                $ 50,672,883    $ 11,099,093        $ 66,118,536         $ 5,390,696       $ 32,961,024
                                         ============    ============        ============         ===========       ============
      Investments at market              $ 49,847,233    $ 11,581,218        $ 66,836,076         $ 4,676,750       $ 32,753,139
                                         ------------    ------------        ------------         -----------       ------------
         Total assets                      49,847,233      11,581,218          66,836,076           4,676,750         32,753,139
Liabilities
      Accrued expenses to related party        58,422          13,218              79,838               5,474             38,525
                                         ------------    ------------        ------------         -----------       ------------
Net assets                               $ 49,788,811    $ 11,568,000        $ 66,756,238         $ 4,671,276       $ 32,714,614
                                         ============    ============        ============         ===========       ============
Accumulation units outstanding             29,242,534       6,723,885          28,107,706           6,038,640         23,632,772
                                         ============    ============        ============         ===========       ============
Unit value                               $   1.702744    $   1.720563        $   2.375194         $  0.773623       $   1.384130
                                         ============    ============        ============         ===========       ============

                                                                                                                     Sanford
                                        Engemann Nifty   Seneca Mid-Cap      Oakhurst Growth    Hollister Value   Bernstein Mid-
                                            Fifty            Growth            and Income            Equity         Cap Value
                                          Subaccount       Subaccount          Subaccount          Subaccount       Subaccount
Assets
      Investments at cost                $ 22,441,389    $ 14,501,563        $ 39,276,948         $ 8,636,057        $ 3,130,201
                                         ============    ============        ============        ============        ===========
      Investments at market              $ 22,862,361    $ 15,828,999        $ 42,616,171        $ 10,884,917        $ 3,085,931
                                         ------------    ------------        ------------        ------------        -----------
         Total assets                      22,862,361      15,828,999          42,616,171          10,884,917          3,085,931
Liabilities
      Accrued expenses to related party        27,473          18,087              49,816              11,725              3,359
                                         ------------    ------------        ------------        ------------        -----------
Net assets                               $ 22,834,888    $ 15,810,912        $ 42,566,355        $ 10,873,192        $ 3,082,572
                                         ============    ============        ============        ============        ===========
Accumulation units outstanding             17,371,227       8,118,740          33,611,150           6,208,796          3,447,868
                                         ============    ============        ============        ============        ===========
Unit value                               $   1.314622    $   1.947605        $   1.266531        $   1.751388        $  0.894119
                                         ============    ============        ============        ============        ===========

                                                             Wanger
                                         Wanger U.S.      International      Templeton Asset       Templeton        Templeton
                                          Small Cap         Small Cap           Strategy             Growth       International
                                          Subaccount       Subaccount          Subaccount          Subaccount       Subaccount
Assets
      Investments at cost               $ 115,110,440    $ 52,934,464        $ 11,792,950        $ 26,379,325       $ 17,276,716
                                        =============    ============        ============        ============       ============
      Investments at market             $ 120,197,396    $ 74,602,838        $ 10,162,786        $ 28,041,721       $ 16,163,076
                                        -------------    ------------        ------------        ------------       ------------
         Total assets                     120,197,396      74,602,838          10,162,786          28,041,721         16,163,076
Liabilities
      Accrued expenses to related party       134,599          87,541              11,788              31,696             18,227
                                        -------------    ------------        ------------        ------------       ------------
Net assets                              $ 120,062,797    $ 74,515,297        $ 10,150,998        $ 28,010,025       $ 16,144,849
                                        =============    ============        ============        ============       ============
Accumulation units outstanding             57,021,557      29,691,709           7,635,584          20,051,515         11,868,485
                                        =============    ============        ============        ============       ============
Unit value                              $    2.105727    $   2.509822        $   1.329533        $   1.397008       $   1.360415
                                        =============    ============        ============        ============       ============

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                          Templeton
                                          Developing      Mutual Shares                                            EAFE Equity
                                           Markets         Investments        Wanger Twenty      Wanger Foreign       Index
                                          Subaccount       Subaccount          Subaccount       Forty Subaccount    Subaccount
Assets
      Investments at cost                 $ 5,169,371     $ 1,430,479         $ 2,728,416         $ 2,835,432          $ 756,073
                                          ===========     ===========         ===========         ===========          =========
      Investments at market               $ 3,674,061     $ 1,592,675         $ 3,124,323         $ 3,087,425          $ 672,273
                                          -----------     -----------         -----------         -----------          ---------
         Total assets                       3,674,061       1,592,675           3,124,323           3,087,425            672,273
Liabilities
      Accrued expenses to related party         4,206           1,799               3,499               3,529                771
                                          -----------     -----------         -----------         -----------          ---------
Net assets                                $ 3,669,855     $ 1,590,876         $ 3,120,824         $ 3,083,896          $ 671,502
                                          ===========     ===========         ===========         ===========          =========
Accumulation units outstanding              7,018,135       1,312,390           2,119,245           1,695,261            336,606
                                          ===========     ===========         ===========         ===========          =========
Unit value                                $  0.522950     $  1.212289         $  1.472722         $  1.819264          $1.995073
                                          ===========     ===========         ===========         ===========          =========

                                        Bankers Trust    Federated U.S.      Federated High      Federated U.S.    Janus Equity
                                            Dow 30      Gov't Securities    Income Bond Fund       Gov't Bond         Income
                                          Subaccount      II Subaccount       II Subaccount        Subaccount       Subaccount
Assets
      Investments at cost                 $ 2,305,949     $ 2,514,094         $ 2,491,881         $ 1,622,062        $ 2,703,932
                                          ===========     ===========         ===========         ===========        ===========
      Investments at market               $ 2,377,673     $ 2,646,273         $ 2,361,376         $ 1,734,006        $ 2,508,827
                                          -----------     -----------         -----------         -----------        -----------
         Total assets                       2,377,673       2,646,273           2,361,376           1,734,006          2,508,827
Liabilities
      Accrued expenses to related party         2,743           3,684               1,936               2,492              2,822
                                          -----------     -----------         -----------         -----------        -----------
Net assets                                $ 2,374,930     $ 2,642,589         $ 2,359,440         $ 1,731,514        $ 2,506,005
                                          ===========     ===========         ===========         ===========        ===========
Accumulation units outstanding              1,262,098       1,215,407           1,335,351             737,744          1,298,765
                                          ===========     ===========         ===========         ===========        ===========
Unit value                                $  1.881875     $  2.174407         $  1.787039         $  2.347216        $  1.929674
                                          ===========     ===========         ===========         ===========        ===========

                                                         Janus Flexible      Morgan Stanley        Technology        Fidelity VIP
                                         Janus Growth        Income           Focus Equity         Portfolio          Contrafund
                                          Subaccount       Subaccount           Subaccount         Subaccount         Subaccount
Assets
      Investments at cost                $ 19,217,135     $ 1,831,452           $ 669,590        $ 13,132,938          $ 597,519
                                         ============     ===========           =========        ============          =========
      Investments at market              $ 16,447,573     $ 1,837,269           $ 568,052        $  8,163,013          $ 567,026
                                         ------------     -----------           ---------        ------------          ---------
         Total assets                      16,447,573       1,837,269             568,052           8,163,013            567,026
Liabilities
      Accrued expenses to related party        19,697           1,944                 649              10,367                645
                                         ------------     -----------           ---------        ------------          ---------
Net assets                               $ 16,427,876     $ 1,835,325           $ 567,403        $  8,152,646          $ 566,381
                                         ============     ===========           =========        ============          =========
Accumulation units outstanding              8,994,134         873,767             326,529           5,271,798            303,761
                                         ============     ===========           =========        ============          =========
Unit value                               $   1.826647     $  2.100631           $1.737811        $   1.546580          $1.864703
                                         ============     ===========           =========        ============          =========

                                                          Fidelity VIP                           Engemann Small   Bankers Trust
                                          Fidelity VIP       Growth          Alger American        & Mid Cap        NASDAQ 100
                                             Growth       Opportunities     Leveraged All Cap        Growth           Index(R)
                                           Subaccount      Subaccount          Subaccount          Subaccount       Subaccount
Assets
      Investments at cost                   $ 572,720       $ 160,196         $ 1,207,147         $ 1,034,694          $ 388,464
                                            =========       =========         ===========         ===========          =========
      Investments at market                 $ 539,610       $ 141,604         $   990,365         $   861,313          $ 282,126
                                            ---------       ---------         -----------         -----------          ---------
         Total assets                         539,610         141,604             990,365             861,313            282,126
Liabilities
      Accrued expenses to related party           598             166               1,120                 899                315
                                            ---------       ---------         -----------         -----------          ---------
Net assets                                  $ 539,012       $ 141,438         $   989,245         $   860,414          $ 281,811
                                            =========       =========         ===========         ===========          =========
Accumulation units outstanding                314,549          83,126             648,862             532,342            224,141
                                            =========       =========         ===========         ===========          =========
Unit value                                  $1.713741       $1.701619         $  1.524700         $  1.616405          $1.257389
                                            =========       =========         ===========         ===========          =========

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                           Sanford            Sanford
                                        Bernstein Small  Bernstein Global
                                          Cap Value            Value
                                          Subaccount        Subaccount
Assets
      Investments at cost                   $ 106,668          $ 38,391
                                           ==========        ==========
      Investments at market                 $ 111,974          $ 39,600
                                            ---------          --------
         Total assets                         111,974            39,600
Liabilities
      Accrued expenses to related party            40                17
                                            ---------          --------
Net assets                                  $ 111,934          $ 39,583
                                           ==========        ==========
Accumulation units outstanding                 52,091            19,200
                                           ==========        ==========
Unit value                                 $ 2.148990        $ 2.061704
                                           ==========        ==========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                                                      Goodwin Multi-    Oakhurst
                                                                       Goodwin Money     Engemann      Sector Fixed     Strategic
                                                                           Market     Capital Growth      Income        Allocation
                                                                         Subaccount     Subaccount      Subaccount      Subaccount
Investment income
       Distributions                                                    $  2,226,284   $     25,648    $  4,314,563    $  1,882,109
Expenses
       Mortality, expense risk and administrative charges                    526,718      4,922,253         739,548         983,324
                                                                        ------------   ------------    ------------    ------------
Net investment income (loss)                                               1,699,566     (4,896,605)      3,575,015         898,785
                                                                        ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                                  --     (1,306,688)       (249,710)        (30,533)
Net realized gain distribution from Fund                                          --     14,957,731              --       6,910,784
Net unrealized appreciation (depreciation) on investment                          --    (76,657,948)       (748,068)     (8,395,961)
                                                                        ------------   ------------    ------------    ------------
Net gain (loss) on investments                                                    --    (63,006,905)       (997,778)     (1,515,710)
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         $  1,699,566   $(67,903,510)   $  2,577,237    $   (616,925)
                                                                        ============   ============    ============    ============

                                                                                                      Duff & Phelps
                                                                          Aberdeen       Oakhurst      Real Estate  Seneca Strategic
                                                                        International    Balanced       Securities        Theme
                                                                         Subaccount     Subaccount      Subaccount      Subaccount
Investment income
       Distributions                                                    $    285,719   $  1,465,860    $    434,293    $         --
Expenses
       Mortality, expense risk and administrative charges                    581,494        735,085         141,970       1,141,004
                                                                        ------------   ------------    ------------    ------------
Net investment income (loss)                                                (295,775)       730,775         292,323      (1,141,004)
                                                                        ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                            (160,167)        60,523        (257,596)       (282,580)
Net realized gain distribution from Fund                                   2,977,299      5,422,300              --       9,079,394
Net unrealized appreciation (depreciation) on investment                 (10,069,975)    (6,687,723)      2,587,040     (18,466,648)
                                                                        ------------   ------------    ------------    ------------
Net gain (loss) on investments                                            (7,252,843)    (1,204,900)      2,329,444      (9,669,834)
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         $ (7,548,618)  $   (474,125)   $  2,621,767    $(10,810,838)
                                                                        ============   ============    ============    ============

                                                                                      J.P. Morgan
                                                                                        Research      Engemann Nifty  Seneca Mid-Cap
                                                                        Aberdeen New  Enhanced Index      Fifty           Growth
                                                                       Asia Subaccount  Subaccount      Subaccount      Subaccount
Investment income
       Distributions                                                    $    151,001   $    293,627    $         --    $         --
Expenses
       Mortality, expense risk and administrative charges                     75,652        531,311         378,993         189,702
                                                                        ------------   ------------    ------------    ------------
Net investment income (loss)                                                  75,349       (237,684)       (378,993)       (189,702)
                                                                        ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                             (51,832)      (466,441)        (74,163)         80,521
Net realized gain distribution from Fund                                          --      1,206,138              --       1,394,285
Net unrealized appreciation (depreciation) on investment                  (1,041,692)    (5,692,799)     (5,060,000)       (868,290)
                                                                        ------------   ------------    ------------    ------------
Net gain (loss) on investments                                            (1,093,524)    (4,953,102)     (5,134,163)        606,516
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         $ (1,018,175)  $ (5,190,786)   $ (5,513,156)   $    416,814
                                                                        ============   ============    ============    ============

                                                                                                                         Sanford
                                                                      Oakhurst Growth Hollister Value  Bernstein Mid-   Wanger U.S.
                                                                         and Income       Equity         Cap Value      Small Cap
                                                                         Subaccount      Subaccount      Subaccount     Subaccount
Investment income
       Distributions                                                    $    226,676   $     51,275    $     21,029    $    167,145
Expenses
       Mortality, expense risk and administrative charges                    637,330        105,464          34,834       1,705,993
                                                                        ------------   ------------    ------------    ------------
Net investment income (loss)                                                (410,654)       (54,189)        (13,805)     (1,538,848)
                                                                        ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                                (364)         7,396         (20,029)       (994,616)
Net realized gain distribution from Fund                                     167,198        946,603              --      17,215,739
Net unrealized appreciation (depreciation) on investment                  (3,426,331)     1,230,111         425,401     (28,158,006)
                                                                        ------------   ------------    ------------    ------------
Net gain (loss) on investments                                            (3,259,497)     2,184,110         405,372     (11,936,883)
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         $ (3,670,151)  $  2,129,921    $    391,567    $(13,475,731)
                                                                        ============   ============    ============    ============

                                                                           Wanger
                                                                       International  Templeton Asset   Templeton       Templeton
                                                                         Small Cap       Strategy         Growth      International
                                                                         Subaccount     Subaccount      Subaccount      Subaccount
Investment income
       Distributions                                                    $         --   $    258,800    $    262,597    $    322,069
Expenses
       Mortality, expense risk and administrative charges                  1,435,080        157,190         391,012         235,474
                                                                        ------------   ------------    ------------    ------------
Net investment income (loss)                                              (1,435,080)       101,610        (128,415)         86,595
                                                                        ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                          (2,152,262)       (13,610)     (3,442,197)        (31,021)
Net realized gain distribution from Fund                                  12,932,467      2,011,903       6,194,736       2,105,273
Net unrealized appreciation (depreciation) on investment                 (40,723,696)    (2,250,408)     (1,031,667)     (2,888,112)
                                                                        ------------   ------------    ------------    ------------
Net gain (loss) on investments                                           (29,943,491)      (252,115)      1,720,872        (813,860)
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         $(31,378,571)  $   (150,505)   $  1,592,457    $   (727,265)
                                                                        ============   ============    ============    ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                        Templeton
                                                                       Developing    Mutual Shares
                                                                         Markets      Investments    Wanger Twenty   Wanger Foreign
                                                                        Subaccount     Subaccount      Subaccount   Forty Subaccount
Investment income
       Distributions                                                   $     44,871   $     13,186    $         --    $         --
Expenses
       Mortality, expense risk and administrative charges                    68,304         20,420          34,700          39,042
                                                                       ------------   ------------    ------------    ------------
Net investment income (loss)                                                (23,433)        (7,234)        (34,700)        (39,042)
                                                                       ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                           (102,289)       (20,074)          5,408           2,943
Net realized gain distribution from Fund                                         --         12,464          97,373         126,890
Net unrealized appreciation (depreciation) on investment                 (1,863,191)       130,771         137,965        (341,547)
                                                                       ------------   ------------    ------------    ------------
Net gain (loss) on investments                                           (1,965,480)       123,161         240,746        (211,714)
                                                                       ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations        $ (1,988,913)  $    115,927    $    206,046    $   (250,756)
                                                                       ============   ============    ============    ============

                                                                       EAFE Equity  Bankers Trust  Federated U.S.   Federated High
                                                                          Index        Dow 30     Gov't Securities  Income Bond Fund
                                                                        Subaccount   Subaccount     II Subaccount    II Subaccount
Investment income
      Distributions                                                   $         --   $     19,925    $     89,130    $     67,255
Expenses
       Mortality, expense risk and administrative charges                    9,085         25,971          29,827          17,518
                                                                      ------------   ------------    ------------    ------------
Net investment income (loss)                                                (9,085)        (6,046)         59,303          49,737
                                                                      ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                               417          2,216          32,240           7,951
Net realized gain distribution from Fund                                    11,202         31,550              --              --
Net unrealized appreciation (depreciation) on investment                  (126,484)        71,720         129,948        (137,886)
                                                                      ------------   ------------    ------------    ------------
Net gain (loss) on investments                                            (114,865)       105,486         162,188        (129,935)
                                                                      ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations       $   (123,950)  $     99,440    $    221,491    $    (80,198)
                                                                      ============   ============    ============    ============

                                                                       Federated U.S.  Janus Equity                   Janus Flexible
                                                                         Gov't Bond      Income        Janus Growth       Income
                                                                         Subaccount     Subaccount      Subaccount       Subaccount
Investment income
       Distributions                                                    $     63,238   $     13,757    $     18,631    $     73,762
Expenses
       Mortality, expense risk and administrative charges                     13,579         23,606         182,298          14,632
                                                                        ------------   ------------    ------------    ------------
Net investment income (loss)                                                  49,659         (9,849)       (163,667)         59,130
                                                                        ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                              13,290           (579)        (19,255)           (184)
Net realized gain distribution from Fund                                          --             --              --              --
Net unrealized appreciation (depreciation) on investment                     112,059       (196,385)     (2,777,407)          6,102
                                                                        ------------   ------------    ------------    ------------
Net gain (loss) on investments                                               125,349       (196,964)     (2,796,662)          5,918
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         $    175,008   $   (206,813)   $ (2,960,329)   $     65,048
                                                                        ============   ============    ============    ============

                                                                       Morgan Stanley   Technology     Fidelity VIP    Fidelity VIP
                                                                        Focus Equity    Portfolio       Contrafund        Growth
                                                                         Subaccount     Subaccount     Subaccount(1)   Subaccount(2)
Investment income
       Distributions                                                    $         --   $         --    $         --    $         --
Expenses
       Mortality, expense risk and administrative charges                      7,474        132,539           2,862           2,593
                                                                        ------------   ------------    ------------    ------------
Net investment income (loss)                                                  (7,474)      (132,539)         (2,862)         (2,593)
                                                                        ------------   ------------    ------------    ------------
Net realized gain (loss) from share transactions                                 651       (300,688)           (344)         (4,240)
Net realized gain distribution from Fund                                         692          2,302              --              --
Net unrealized appreciation (depreciation) on investment                    (102,070)    (4,982,703)        (30,493)        (33,110)
                                                                        ------------   ------------    ------------    ------------
Net gain (loss) on investments                                              (100,727)    (5,281,089)        (30,837)        (37,350)
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         $   (108,201)  $ (5,413,628)   $    (33,699)   $    (39,943)
                                                                        ============   ============    ============    ============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                    Fidelity VIP                      Engemann Small   Bankers Trust
                                                                       Growth       Alger American      & Mid Cap       NASDAQ 100
                                                                    Opportunities  Leveraged All Cap      Growth         Index(R)
                                                                    Subaccount(1)    Subaccount(1)     Subaccount(3)   Subaccount(3)
Investment income
       Distributions                                                $         --     $         --      $         --    $         --
Expenses
       Mortality, expense risk and administrative charges                    713            4,527             2,862           1,411
                                                                    ------------     ------------      ------------    ------------
Net investment income (loss)                                                (713)          (4,527)           (2,862)         (1,411)
                                                                    ------------     ------------      ------------    ------------
Net realized gain (loss) from share transactions                             (38)            (842)           (1,367)        (16,607)
Net realized gain distribution from Fund                                      --               --                --              --
Net unrealized appreciation (depreciation) on investment                 (18,592)        (216,782)         (173,381)       (106,338)
                                                                    ------------     ------------      ------------    ------------
Net gain (loss) on investments                                           (18,630)        (217,624)         (174,748)       (122,945)
                                                                    ------------     ------------      ------------    ------------
Net increase (decrease) in net assets resulting from operations     $    (19,343)    $   (222,151)     $   (177,610)   $   (124,356)
                                                                    ============     ============      ============    ============

                                                                     Sanford
                                                                  Bernstein Small  Sanford Bernstein
                                                                     Cap-Value       Global Value
                                                                   Subaccount(4)     Subaccount(5)
Investment income
       Distributions                                              $           284   $            48
Expenses
       Mortality, expense risk and administrative charges                      40                17
                                                                  ---------------   ---------------
Net investment income (loss)                                                  244                31
                                                                  ---------------   ---------------
Net realized gain (loss) from share transactions                               --                --
Net realized gain distribution from Fund                                       --                --
Net unrealized appreciation (depreciation) on investment                    5,306             1,209
                                                                  ---------------   ---------------
Net gain (loss) on investments                                              5,306             1,209
                                                                  ---------------   ---------------
Net increase (decrease) in net assets resulting from operations   $         5,550   $         1,240
                                                                  ===============   ===============

(1)   From inception June 6, 2000 to December 31, 2000
(2)   From inception June 15, 2000 to December 31, 2000
(3)   From inception August 22, 2000 to December 31, 2000
(4)   From inception December 15, 2000 to December 31, 2000
(5)   From inception December 14, 2000 to December 31, 2000

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                                                     Goodwin Multi-      Oakhurst
                                                                   Goodwin Money      Engemann        Sector Fixed      Strategic
                                                                       Market      Capital Growth        Income         Allocation
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
From operations
      Net investment income (loss)                                 $   1,699,566    $  (4,896,605)   $   3,575,015    $     898,785
      Net realized gain (loss)                                                --       13,651,043         (249,710)       6,880,251
      Net unrealized appreciation (depreciation)                              --      (76,657,948)        (748,068)      (8,395,961)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations                1,699,566      (67,903,510)       2,577,237         (616,925)
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                             5,935,093       14,825,436        1,447,454        1,997,862
      Participant transfers                                          (28,819,170)      (6,308,186)      (5,936,339)      (3,538,229)
      Participant withdrawals                                         (8,921,490)     (29,925,824)      (6,610,667)      (6,797,935)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                               (31,805,567)     (21,408,574)     (11,099,552)      (8,338,302)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                          (30,106,001)     (89,312,084)      (8,522,315)      (8,955,227)
Net assets
      Beginning of period                                             62,084,372      374,326,338       59,385,306       76,373,524
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $  31,978,371    $ 285,014,254    $  50,862,991    $  67,418,297
                                                                   =============    =============    =============    =============

                                                                                                     Duff & Phelps
                                                                      Aberdeen        Oakhurst        Real Estate   Seneca Strategic
                                                                   International      Balanced         Securities         Theme
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
From operations
      Net investment income (loss)                                 $    (295,775)   $     730,775    $     292,323    $  (1,141,004)
      Net realized gain (loss)                                         2,817,132        5,482,823         (257,596)       8,796,814
      Net unrealized appreciation (depreciation)                     (10,069,975)      (6,687,723)       2,587,040      (18,466,648)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations               (7,548,618)        (474,125)       2,621,767      (10,810,838)
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                             2,191,607        1,722,431          339,053        4,568,581
      Participant transfers                                             (968,090)      (2,817,521)        (418,460)       8,550,446
      Participant withdrawals                                         (2,689,450)      (6,004,735)      (1,005,115)      (5,066,553)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                (1,465,933)      (7,099,825)      (1,084,522)       8,052,474
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                           (9,014,551)      (7,573,950)       1,537,245       (2,758,364)
Net assets
      Beginning of period                                             45,435,349       57,362,761       10,030,755       69,514,602
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $  36,420,798    $  49,788,811    $  11,568,000    $  66,756,238
                                                                   =============    =============    =============    =============

                                                                                     J.P. Morgan
                                                                    Aberdeen New       Research                       Seneca Mid-Cap
                                                                        Asia        Enhanced Index   Engemann Nifty       Growth
                                                                     Subaccount       Subaccount    Fifty Subaccount    Subaccount
From operations
      Net investment income (loss)                                 $      75,349    $    (237,684)   $    (378,993)   $    (189,702)
      Net realized gain (loss)                                           (51,832)         739,697          (74,163)       1,474,806
      Net unrealized appreciation (depreciation)                      (1,041,692)      (5,692,799)      (5,060,000)        (868,290)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations               (1,018,175)      (5,190,786)      (5,513,156)         416,814
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                               258,964        1,772,444        2,348,039        1,112,416
      Participant transfers                                              238,607       (5,350,499)       2,770,194        8,070,474
      Participant withdrawals                                           (198,173)      (3,447,258)      (1,759,441)      (1,055,423)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                   299,398       (7,025,313)       3,358,792        8,127,467
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                             (718,777)     (12,216,099)      (2,154,364)       8,544,281
Net assets
      Beginning of period                                              5,390,053       44,930,713       24,989,252        7,266,631
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $   4,671,276    $  32,714,614    $  22,834,888    $  15,810,912
                                                                   =============    =============    =============    =============

                                                                                                       Sanford
                                                                  Oakhurst Growth  Hollister Value  Bernstein Mid-      Wanger U.S.
                                                                     and Income        Equity         Cap Value         Small Cap
                                                                     Subaccount       Subaccount      Subaccount        Subaccount
From operations
      Net investment income (loss)                                 $    (410,654)   $     (54,189)   $     (13,805)   $  (1,538,848)
      Net realized gain (loss)                                           166,834          953,999          (20,029)      16,221,123
      Net unrealized appreciation (depreciation)                      (3,426,331)       1,230,111          425,401      (28,158,006)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations               (3,670,151)       2,129,921          391,567      (13,475,731)
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                             2,286,400          277,165           86,820        4,962,037
      Participant transfers                                             (174,244)       3,300,343          140,594       (4,253,986)
      Participant withdrawals                                         (3,154,684)        (735,467)        (135,575)      (7,503,735)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                (1,042,528)       2,842,041           91,839       (6,795,684)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                           (4,712,679)       4,971,962          483,406      (20,271,415)
Net assets
      Beginning of period                                             47,279,034        5,901,230        2,599,166      140,334,212
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $  42,566,355    $  10,873,192    $   3,082,572    $ 120,062,797
                                                                   =============    =============    =============    =============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                      Wanger
                                                                  International    Templeton Asset     Templeton         Templeton
                                                                    Small Cap         Strategy          Growth         International
                                                                    Subaccount       Subaccount       Subaccount        Subaccount
From operations
      Net investment income (loss)                                 $  (1,435,080)   $     101,610    $    (128,415)   $      86,595
      Net realized gain (loss)                                        10,780,205        1,998,293        2,752,539        2,074,252
      Net unrealized appreciation (depreciation)                     (40,723,696)      (2,250,408)      (1,031,667)      (2,888,112)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations              (31,378,571)        (150,505)       1,592,457         (727,265)
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                             3,991,323          192,017          402,127          491,877
      Participant transfers                                              891,208       (1,353,023)        (283,283)        (800,283)
      Participant withdrawals                                         (6,771,784)      (1,493,538)      (3,403,633)      (1,100,119)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                (1,889,253)      (2,654,544)      (3,284,789)      (1,408,525)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                          (33,267,824)      (2,805,049)      (1,692,332)      (2,135,790)
Net assets
      Beginning of period                                            107,783,121       12,956,047       29,702,357       18,280,639
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $  74,515,297    $  10,150,998    $  28,010,025    $  16,144,849
                                                                   =============    =============    =============    =============

                                                                     Templeton
                                                                     Developing     Mutual Shares
                                                                      Markets        Investments     Wanger Twenty   Wanger Foreign
                                                                     Subaccount      Subaccount       Subaccount    Forty Subaccount
From operations
      Net investment income (loss)                                 $     (23,433)   $      (7,234)   $     (34,700)   $     (39,042)
      Net realized gain (loss)                                          (102,289)          (7,610)         102,781          129,833
      Net unrealized appreciation (depreciation)                      (1,863,191)         130,771          137,965         (341,547)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations               (1,988,913)         115,927          206,046         (250,756)
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                               286,666           65,991          204,131          365,660
      Participant transfers                                             (382,704)        (407,613)         689,250        1,471,776
      Participant withdrawals                                           (421,773)         (78,673)        (234,138)        (208,129)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                  (517,811)        (420,295)         659,243        1,629,307
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                           (2,506,724)        (304,368)         865,289        1,378,551
Net assets
      Beginning of period                                              6,176,579        1,895,244        2,255,535        1,705,345
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $   3,669,855    $   1,590,876    $   3,120,824    $   3,083,896
                                                                   =============    =============    =============    =============

                                                                  EAFE Equity     Bankers Trust    Federated U.S.   Federated High
                                                                     Index           Dow 30       Gov't Securities  Income Bond Fund
                                                                   Subaccount      Subaccount      II Subaccount     II Subaccount
From operations
      Net investment income (loss)                               $      (9,085)   $      (6,046)   $      59,303    $      49,737
      Net realized gain (loss)                                          11,619           33,766           32,240            7,951
      Net unrealized appreciation (depreciation)                      (126,484)          71,720          129,948         (137,886)
                                                                 -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations               (123,950)          99,440          221,491          (80,198)
                                                                 -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                              73,090          124,623           55,858            7,844
      Participant transfers                                            309,403        2,160,842          766,221        1,278,449
      Participant withdrawals                                          (37,536)         (10,341)        (153,812)         (31,464)
                                                                 -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                 344,957        2,275,124          668,267        1,254,829
                                                                 -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                            221,007        2,374,564          889,758        1,174,631
Net assets
      Beginning of period                                              450,495              366        1,752,831        1,184,809
                                                                 -------------    -------------    -------------    -------------
      End of period                                              $     671,502    $   2,374,930    $   2,642,589    $   2,359,440
                                                                 =============    =============    =============    =============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                   Federated U.S.   Janus Equity                      Janus Flexible
                                                                     Gov't Bond        Income        Janus Growth         Income
                                                                     Subaccount      Subaccount       Subaccount        Subaccount
From operations
      Net investment income (loss)                                 $      49,659    $      (9,849)   $    (163,667)   $      59,130
      Net realized gain (loss)                                            13,290             (579)         (19,255)            (184)
      Net unrealized appreciation (depreciation)                         112,059         (196,385)      (2,777,407)           6,102
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations                  175,008         (206,813)      (2,960,329)          65,048
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                               380,721          474,474        2,180,207          332,388
      Participant transfers                                            1,124,472        2,155,019       17,413,168        1,443,379
      Participant withdrawals                                            (22,316)         (53,410)        (792,504)        (202,094)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                 1,482,877        2,576,083       18,800,871        1,573,673
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                            1,657,885        2,369,270       15,840,542        1,638,721
Net assets
      Beginning of period                                                 73,629          136,735          587,334          196,604
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $   1,731,514    $   2,506,005    $  16,427,876    $   1,835,325
                                                                   =============    =============    =============    =============

                                                                  Morgan Stanley     Technology      Fidelity VIP     Fidelity VIP
                                                                   Focus Equity       Portfolio       Contrafund         Growth
                                                                    Subaccount       Subaccount      Subaccount(1)    Subaccount(2)
From operations
      Net investment income (loss)                                 $      (7,474)   $    (132,539)   $      (2,862)   $      (2,593)
      Net realized gain (loss)                                             1,343         (298,386)            (344)          (4,240)
      Net unrealized appreciation (depreciation)                        (102,070)      (4,982,703)         (30,493)         (33,110)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations                 (108,201)      (5,413,628)         (33,699)         (39,943)
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                                41,510        1,322,921           38,160          107,426
      Participant transfers                                              610,080       12,205,220          563,054          529,049
      Participant withdrawals                                            (34,866)        (624,888)          (1,134)         (57,520)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                   616,724       12,903,253          600,080          578,955
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                              508,523        7,489,625          566,381          539,012
Net assets
      Beginning of period                                                 58,880          663,021               --               --
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $     567,403    $   8,152,646    $     566,381    $     539,012
                                                                   =============    =============    =============    =============

                                                                    Fidelity VIP                    Engemann Small    Bankers Trust
                                                                       Growth       Alger American    & Mid Cap         NASDAQ 100
                                                                    Opportunities  Leveraged All Cap    Growth            Index(R)
                                                                    Subaccount(1)    Subaccount(1)   Subaccount(3)     Subaccount(3)
From operations
      Net investment income (loss)                                 $        (713)   $      (4,527)   $      (2,862)   $      (1,411)
      Net realized gain (loss)                                               (38)            (842)          (1,367)         (16,607)
      Net unrealized appreciation (depreciation)                         (18,592)        (216,782)        (173,381)        (106,338)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) resulting from operations                  (19,343)        (222,151)        (177,610)        (124,356)
                                                                   -------------    -------------    -------------    -------------
From accumulation unit transactions
      Participant deposits                                                 4,717           75,003           26,757           51,580
      Participant transfers                                              156,309        1,146,108        1,014,431          354,587
      Participant withdrawals                                               (245)          (9,715)          (3,164)              --
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                   160,781        1,211,396        1,038,024          406,167
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets                              141,438          989,245          860,414          281,811
Net assets
      Beginning of period                                                     --               --               --               --
                                                                   -------------    -------------    -------------    -------------
      End of period                                                $     141,438    $     989,245    $     860,414    $     281,811
                                                                   =============    =============    =============    =============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                            Sanford
                                                                         Bernstein Small    Sanford Bernstein
                                                                            Cap Value         Global Value
                                                                          Subaccount(4)       Subaccount(5)
From operations
      Net investment income (loss)                                       $           244     $            31
      Net realized gain (loss)                                                        --                  --
      Net unrealized appreciation (depreciation)                                   5,306               1,209
                                                                         ---------------     ---------------
      Net increase (decrease) resulting from operations                            5,550               1,240
                                                                         ---------------     ---------------
From accumulation unit transactions
      Participant deposits                                                           891                 891
      Participant transfers                                                      105,493              37,452
      Participant withdrawals                                                         --                  --
                                                                         ---------------     ---------------
      Net increase (decrease) in net assets resulting
         from participant transactions                                           106,384              38,343
                                                                         ---------------     ---------------
      Net increase (decrease) in net assets                                      111,934              39,583
Net assets
      Beginning of period                                                             --                  --
                                                                         ---------------     ---------------
      End of period                                                      $       111,934     $        39,583
                                                                         ===============     ===============

(1)   From inception June 6, 2000 to December 31, 2000
(2)   From inception June 15, 2000 to December 31, 2000
(3)   From inception August 22, 2000 to December 31, 2000
(4)   From inception December 15, 2000 to December 31, 2000
(5)   From inception December 14, 2000 to December 31, 2000

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                                     ENGEMANN        GOODWIN MULTI-
                                                  GOODWIN            CAPITAL          SECTOR FIXED
                                                  MONEY MARKET        GROWTH            INCOME
                                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $  2,011,998     $  (3,348,335)     $  4,125,100
        Net realized gain (loss)                           -          28,702,056           (36,949)
        Net unrealized appreciation
          (depreciation)                                   -          55,738,834        (1,739,788)
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  2,011,998        81,092,555         2,348,363
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        96,619,265        52,566,509         6,443,791
        Participant transfers                      (81,630,928)       12,382,553        (3,161,032)
        Participant withdrawals                     (9,968,530)      (21,343,741)       (6,424,206)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               5,019,807        43,605,320        (3,141,447)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        7,031,805       124,697,875          (793,084)
NET ASSETS
        Beginning of period                         55,052,567       249,628,464        60,178,390
                                                  ------------     -------------      ------------
        End of period                             $ 62,084,372     $ 374,326,338      $ 59,385,306
                                                  ============     =============      ============


                                                    OAKHURST
                                                    STRATEGIC        ABERDEEN           OAKHURST
                                                   ALLOCATION      INTERNATIONAL        BALANCED
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $    639,615     $     405,247      $    583,809
        Net realized gain (loss)                     3,812,925         5,196,116         2,061,500
        Net unrealized appreciation
          (depreciation)                             2,304,187         3,846,552         2,551,511
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  6,756,727         9,447,915         5,196,820
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        12,809,303         8,830,207        10,913,866
        Participant transfers                        2,252,352         3,692,073         3,942,234
        Participant withdrawals                     (6,110,415)       (2,406,838)       (5,291,645)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               8,951,240        10,115,442         9,564,455
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       15,707,967        19,563,357        14,761,275
NET ASSETS
        Beginning of period                         60,665,557        25,871,992        42,601,486
                                                  ------------     -------------      ------------
        End of period                             $ 76,373,524     $  45,435,349      $ 57,362,761
                                                  ============     =============      ============


                                                  DUFF & PHELPS       SENECA
                                                  REAL ESTATE        STRATEGIC        ABERDEEN NEW
                                                   SECURITIES         THEME               ASIA
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)              $    379,726     $    (612,565)     $    (13,404)
        Net realized gain (loss)                      (357,657)        8,514,928            32,583
        Net unrealized appreciation
          (depreciation)                               260,875        13,242,651         1,462,732
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                    282,944        21,145,014         1,481,910
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         1,240,752        10,463,519           571,375
        Participant transfers                       (2,222,163)       14,203,611           995,184
        Participant withdrawals                       (778,777)       (3,006,971)         (133,389)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                              (1,760,188)       21,660,159         1,433,170
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       (1,477,244)       42,805,173         2,915,081
NET ASSETS
        Beginning of period                         11,507,999        26,709,429         2,474,972
                                                  ------------     -------------      ------------
        End of period                             $ 10,030,755     $  69,514,602      $  5,390,053
                                                  ============     =============      ============


                       See Notes to Financial Statements
                                       SA-11

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                    RESEARCH
                                                    ENHANCED         ENGEMANN          SENECA MID-
                                                     INDEX          NIFTY FIFTY        CAP GROWTH
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $   (149,363)    $    (205,222)     $    (48,579)
        Net realized gain (loss)                     2,342,061            43,661           175,039
        Net unrealized appreciation
          (depreciation)                             3,322,852         4,728,759         1,867,375
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  5,515,550         4,567,198         1,993,835
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         7,468,104         5,849,604           824,342
        Participant transfers                       13,808,676        10,835,387         2,377,074
        Participant withdrawals                     (3,532,099)       (1,328,470)         (270,679)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                              17,744,681        15,356,521         2,930,737
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       23,260,231        19,923,719         4,924,572
NET ASSETS
        Beginning of period                         21,670,482         5,065,533         2,342,059
                                                  ------------     -------------      ------------
        End of period                             $ 44,930,713     $  24,989,252      $  7,266,631
                                                  ============     =============      ============


                                                    OAKHURST
                                                   GROWTH AND     HOLLISTER VALUE     SCHAFER MID-
                                                     INCOME           EQUITY           CAP VALUE
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)              $   (224,190)    $     (39,957)     $     (1,341)
        Net realized gain (loss)                       609,598           334,888           (38,925)
        Net unrealized appreciation
          (depreciation)                             4,878,576           730,425          (328,690)
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  5,263,984         1,025,357          (368,956)
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        11,370,933           643,873           475,739
        Participant transfers                       15,646,906         1,444,961             9,987
        Participant withdrawals                     (2,029,745)         (398,836)         (235,323)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                              24,988,094         1,689,998           250,403
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       30,252,078         2,715,355          (118,553)
NET ASSETS
        Beginning of period                         17,026,956         3,185,875         2,717,719
                                                  ------------     -------------      ------------
        End of period                             $ 47,279,034     $   5,901,230      $  2,599,166
                                                  ============     =============      ============


                                                                      WANGER
                                                   WANGER U.S.     INTERNATIONAL       TEMPLETON
                                                   SMALL CAP         SMALL CAP           STOCK
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $ (1,603,830)    $     (62,225)     $    (55,705)
        Net realized gain (loss)                    10,469,336           251,858         1,166,205
        Net unrealized appreciation
          (depreciation)                            17,261,644        58,550,136         3,821,548
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                 26,127,151        58,739,769         4,932,048
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        13,215,588         6,689,406        15,025,337
        Participant transfers                       (2,320,368)        1,611,660        (1,816,291)
        Participant withdrawals                     (7,043,110)       (3,604,041)       (1,518,863)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               3,852,110         4,697,025        11,690,183
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       29,979,261        63,436,794        16,622,232
NET ASSETS
        Beginning of period                        110,354,952        44,346,327        13,080,125
                                                  ------------     -------------      ------------
        End of period                             $140,334,212     $ 107,783,121      $ 29,702,357
                                                  ============     =============      ============


                       See Notes to Financial Statements
                                       SA-12

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                    TEMPLETON                           TEMPLETON
                                                     ASSET           TEMPLETON         DEVELOPING
                                                   ALLOCATION      INTERNATIONAL        MARKETS
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $     58,684     $     114,768      $    (27,155)
        Net realized gain (loss)                     1,420,426         1,285,445           149,364
        Net unrealized appreciation
          (depreciation)                               628,563         1,681,158         1,802,794
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  2,107,673         3,081,372         1,925,003
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         3,232,701         3,496,781           819,245
        Participant transfers                       (2,060,597)          (42,897)          768,885
        Participant withdrawals                       (672,556)       (1,456,815)         (300,903)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 499,548         1,997,069         1,287,227
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        2,607,221         5,078,441         3,212,230
NET ASSETS
        Beginning of period                         10,348,826        13,202,198         2,964,349
                                                  ------------     -------------      ------------
        End of period                             $ 12,956,047     $  18,280,639      $  6,176,579
                                                  ============     =============      ============


                                                  MUTUAL SHARES       WANGER            WANGER
                                                   INVESTMENTS        TWENTY          FOREIGN FORTY
                                                   SUBACCOUNT      SUBACCOUNT(1)      SUBACCOUNT(2)
FROM OPERATIONS
        Net investment income (loss)              $    (10,649)    $     (15,357)     $     (7,043)
        Net realized gain (loss)                         2,718            60,992            15,590
        Net unrealized appreciation
          (depreciation)                                27,350           257,942           593,540
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                     19,419           303,577           602,086
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                           463,962           635,348           218,841
        Participant transfers                        1,159,823         1,376,570           890,253
        Participant withdrawals                        (32,595)          (59,960)           (5,835)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               1,591,190         1,951,958         1,103,259
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        1,610,609         2,255,535         1,705,345
NET ASSETS
        Beginning of period                            284,635               -                 -
                                                  ------------     -------------      ------------
        End of period                             $  1,895,244     $   2,255,535      $  1,705,345
                                                  ============     =============      ============


                                                                                      FEDERATED U.S.
                                                  EAFE EQUITY      BANKERS TRUST         GOV'T
                                                     INDEX            DOW 30          SECURITIES II
                                                  SUBACCOUNT(3)    SUBACCOUNT(4)       SUBACCOUNT(5)
FROM OPERATIONS
        Net investment income (loss)              $      5,775     $           0      $     (5,009)
        Net realized gain (loss)                        13,081               -                (415)
        Net unrealized appreciation
          (depreciation)                                42,684                 4             2,231
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                     61,540                 4            (3,193)
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            51,126               -             203,645
        Participant transfers                          338,971               362         1,560,905
        Participant withdrawals                         (1,142)              -              (8,526)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 388,955               362         1,756,024
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets          450,495               366         1,752,831
NET ASSETS
        Beginning of period                                 -              -                   -
                                                  ------------     -------------      ------------
        End of period                             $    450,495     $         366      $  1,752,831
                                                  ============     =============      ============


                       See Notes to Financial Statements
                                       SA-13

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                   FEDERATED
                                                  HIGH INCOME      FEDERATED U.S.     JANUS EQUITY
                                                  BOND FUND II      GOV'T BOND           INCOME
                                                  SUBACCOUNT(6)     SUBACCOUNT(7)     SUBACCOUNT(8)
FROM OPERATIONS
        Net investment income (loss)              $     (1,960)    $         107      $        (14)
        Net realized gain (loss)                        (1,859)              -                 -
        Net unrealized appreciation
          (depreciation)                                 7,381              (115)            1,280
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                      3,562                (8)            1,266
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            81,055            23,232               -
        Participant transfers                        1,152,543            50,405           135,469
        Participant withdrawals                        (52,350)              -                 -
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               1,181,248            73,637           135,469
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        1,184,809            73,629           136,735
NET ASSETS
        Beginning of period                                -                 -                 -
                                                  ------------     -------------      ------------
        End of period                             $  1,184,809     $      73,629      $    136,735


                                                                                         MORGAN
                                                                   JANUS FLEXIBLE     STANLEY FOCUS
                                                  JANUS GROWTH         INCOME             EQUITY
                                                  SUBACCOUNT(9)    SUBACCOUNT(10)     SUBACCOUNT(11)
FROM OPERATIONS
        Net investment income (loss)              $        (92)    $         352      $         (9)
        Net realized gain (loss)                           -                 -                 -
        Net unrealized appreciation
          (depreciation)                                 7,845              (284)              532
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                      7,753                68               523
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                               -                 -                 -
        Participant transfers                          579,581           196,536            58,357
        Participant withdrawals                            -                 -                 -
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 579,581           196,536            58,357
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets          587,334           196,604            58,880
NET ASSETS
        Beginning of period                                -                 -                 -
                                                  ------------     -------------      ------------
        End of period                             $    587,334     $     196,604      $     58,880


                                                   TECHNOLOGY
                                                   PORTFOLIO
                                                 SUBACCOUNT(12)
FROM OPERATIONS
        Net investment income (loss)              $       (120)
        Net realized gain (loss)                           -
        Net unrealized appreciation
          (depreciation)                                12,778
                                                  ------------
        Net increase (decrease)
          resulting from operations                     12,658
                                                  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            38,044
        Participant transfers                          612,320
        Participant withdrawals                            -
                                                  ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 650,364
                                                  ------------
        Net increase (decrease) in net assets          663,021
NET ASSETS
        Beginning of period                                -
                                                  ------------
        End of period                             $    663,021
                                                  ============


                       See Notes to Financial Statements
                                       SA-14

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

        Footnotes for Statement of Changes in Net Assets
             For the period ended December 31, 1999

  (1) From inception February 8, 1999 to December 31, 1999
  (2) From inception February 8, 1999 to December 31, 1999
  (3) From inception July 26, 1999 to December 31, 1999
  (4) From inception December 29, 1999 to December 31, 1999
  (5) From inception July 21, 1999 to December 31, 1999
  (6) From inception July 27, 1999 to December 31, 1999
  (7) From inception December 22, 1999 to December 31, 1999
  (8) From inception December 20, 1999 to December 31, 1999
  (9) From inception December 20, 1999 to December 31, 1999
 (10) From inception December 22, 1999 to December 31, 1999
 (11) From inception December 24, 1999 to December 31, 1999
 (12) From inception December 21, 1999 to December 31, 1999



                       See Notes to Financial Statements
                                       SA-15

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity (R) Variable Insurance Products (the "Funds"). The Account is offered as The Big Edge Choice to individuals (VA4).

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Securities Fund seeks long-term capital appreciation by investing inequity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ 100 Index(R) seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, policyowners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA"), and the Guaranteed Interest Account of the general account of PHL Variable.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHL VARIABLE ACCUMULATION ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                              Purchases                      Sales
----------                                                              ---------                      -----
The Phoenix Edge Series Fund:
       Phoenix-Aberdeen International Series                            $13,668,779                  $12,462,258
       Phoenix-Aberdeen New Asia Series                                   2,921,798                    2,547,661
       Phoenix-Bankers Trust Dow 30 Series                                2,432,020                      128,649
       Phoenix-Bankers Trust NASDAQ 100 Index(R)                            675,943                      270,872
       Phoenix-Duff & Phelps Real Estate Securities Series                1,502,407                    2,292,531
       Phoenix-Engemann Capital Growth Series                            26,647,296                   38,075,115
       Phoenix-Engemann Nifty Fifty Series                                6,465,583                    3,486,356
       Phoenix-Engemann Small & Mid-Cap Growth Series                     1,059,401                       23,340
       Phoenix-Federated U.S. Government Bond Series                      2,184,887                      649,863
       Phoenix-Goodwin Money Market Series                               41,705,847                   71,845,952
       Phoenix-Goodwin Multi-Sector Fixed Income Series                   5,115,326                   12,651,066
       Phoenix-Hollister Value Equity Series                              4,932,682                    1,193,102
       Phoenix-J.P. Morgan Research Enhanced Index Series                 6,175,351                   12,244,978
       Phoenix-Janus Equity Income Series                                 2,785,123                      216,081
       Phoenix-Janus Flexible Income Series                               1,878,517                      243,831
       Phoenix-Janus Growth Series                                       20,052,784                    1,395,974
       Phoenix-Morgan Stanley Focus Equity Series                           872,396                      261,814
       Phoenix-Oakhurst Balanced Series                                   7,941,844                    8,896,523
       Phoenix-Oakhurst Growth and Income Series                          9,848,574                   11,139,683
       Phoenix-Oakhurst Strategic Allocation Series                       9,588,703                   10,126,610
       Phoenix-Sanford Bernstein Global Value Series                         38,391                           --
       Phoenix-Sanford Bernstein Small Cap Value Series                     106,668                           --
       Phoenix-Sanford Bernstein Mid-Cap Value Series                       940,325                      861,962
       Phoenix-Seneca Mid-Cap Growth Series                              14,349,958                    5,007,121
       Phoenix-Seneca Strategic Theme Series                             21,757,822                    5,762,854

The Alger American Fund:
       Alger American Leveraged AllCap Portfolio                          1,241,744                       33,755

Deutsche Asset Management VIT Funds:
       EAFE(R) Equity Index Fund                                            389,901                       42,543

Federated Insurance Series:
       Federated Fund for U.S. Government Securities II                   5,356,889                    4,627,523
       Federated High Income Bond Fund II                                 5,492,982                    4,187,070

Fidelity(R) Variable Insurance Products:
       VIP Contrafund(R) Portfolio                                          605,376                        7,513
       VIP Growth Portfolio                                                 720,240                      143,280
       VIP Growth Opportunities Portfolio                                   160,885                          651

Franklin Templeton Variable Insurance Products Trust:
       Mutual Shares Securities Fund -- Class 2                           1,565,734                    1,980,711
       Templeton Asset Strategy Fund -- Class 2                           2,655,173                    3,199,109
       Templeton Developing Markets Securities Fund -- Class 2            2,140,992                    2,685,024
       Templeton Growth Securities Fund -- Class 2                       35,625,428                   32,845,677
       Templeton International Securities Fund -- Class 2                 8,538,791                    7,759,027

The Universal Institutional Funds, Inc.:
       Technology Portfolio                                              18,459,548                    5,676,286

Wanger Advisors Trust:
       Wanger Foreign Forty                                               4,280,636                    2,561,610
       Wanger International Small Cap                                    29,831,125                   20,248,904
       Wanger Twenty                                                      1,660,692                      937,752
       Wanger U.S. Small Cap                                             20,987,694                   12,127,985

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31,2000 (in units)

                                                                                    Subaccount
                                         ------------------------------------------------------------------------------------------
                                                                           Phoenix-
                                                          Phoenix-         Goodwin        Phoenix-
                                           Phoenix-       Engemann       Multi-Sector     Oakhurst        Phoenix-        Phoenix-
                                           Goodwin         Capital          Fixed         Strategic       Aberdeen        Oakhurst
                                         Money Market      Growth           Income        Allocation    International     Balanced
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, beginning of period     53,088,877     158,996,631      47,250,817      43,749,631      21,573,562    33,400,269
Participant deposits                        4,987,417       6,359,968       1,138,722       1,150,077       1,091,659     1,022,286
Participant transfers                     (24,425,410)     (2,784,679)     (4,681,704)     (2,066,066)       (464,845)   (1,667,428)
Participant withdrawals                    (7,504,906)    (13,268,571)     (5,173,859)     (3,905,655)     (1,371,273)   (3,512,593)
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, end of period           26,145,978     149,303,349      38,533,976      38,927,987      20,829,103    29,242,534
                                         ============    ============    ============    ============    ============  ============

                                                                                          Phoenix-
                                        Phoenix-Duff &     Phoenix-                      J.P. Morgan                      Phoenix-
                                         Phelps Real       Seneca          Phoenix-       Research        Phoenix-      Seneca Mid-
                                            Estate        Strategic        Aberdeen       Enhanced        Engemann      Cap Growth
                                          Securities        Theme          New Asia         Index        Nifty Fifty      Series
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, beginning of period      7,521,519      25,554,777       5,774,693      28,345,074      15,351,809     4,186,086
Participant deposits                          231,557       1,520,869         293,565       1,169,851       1,469,211       539,049
Participant transfers                        (365,283)      2,734,499         206,913      (3,574,672)      1,648,977     3,921,426
Participant withdrawals                      (663,908)     (1,702,439)       (236,531)     (2,307,481)     (1,098,770)     (527,821)
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, end of period            6,723,885      28,107,706       6,038,640      23,632,772      17,371,227     8,118,740
                                         ============    ============    ============    ============    ============  ============

                                                                           Phoenix-
                                           Phoenix-                        Sanford
                                           Oakhurst       Phoenix-        Bernstein                        Wanger        Templeton
                                          Growth and   Hollister Value     Mid-Cap       Wanger U.S.    International      Asset
                                            Income         Equity           Value         Small Cap       Small Cap       Strategy
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, beginning of period     34,386,620       4,393,522       3,352,167      60,366,719      30,516,885     9,616,538
Participant deposits                        1,703,199         181,934         109,002       2,300,485       1,091,494       143,957
Participant transfers                        (130,377)      2,123,386         160,033      (2,068,496)        122,864    (1,005,272)
Participant withdrawals                    (2,348,292)       (490,046)       (173,334)     (3,577,151)     (2,039,533)   (1,119,639)
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, end of period           33,611,150       6,208,796       3,447,868      57,021,557      29,691,709     7,635,584
                                         ============    ============    ============    ============    ============  ============

                                                                          Templeton        Mutual                         Wanger
                                          Templeton        Templeton      Developing       Shares           Wanger       Foreign
                                            Growth       International     Markets       Investments        Twenty        Forty
                                         ------------    -------------   ------------    ------------    ------------  ------------
Units outstanding, beginning of period     22,477,499      12,940,357       7,915,015       1,734,265       1,653,547       910,044
Participant deposits                          302,431         358,988         411,539          57,938         146,761       175,891
Participant transfers                        (208,090)       (608,994)       (651,545)       (408,413)        493,625       713,734
Participant withdrawals                    (2,520,325)       (821,866)       (656,874)        (71,400)       (174,688)     (104,408)
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, end of period           20,051,515      11,868,485       7,018,135       1,312,390       2,119,245     1,695,261
                                         ============    ============    ============    ============    ============  ============

                                                                                                         Phoenix-
                                                           Phoenix-      Federated        Federated      Federated       Phoenix-
                                         EAFE Equity     Bankers Trust   U.S. Gov't      High Income     U.S. Gov't    Janus Equity
                                            Index           Dow 30      Securities II    Bond Fund II       Bond          Income
                                         ------------    -------------  -------------    ------------    ------------  ------------
Units outstanding, beginning of period        185,632             181         882,500         601,665          36,748        65,607
Participant deposits                           32,736          67,479          27,543           4,439         183,196       224,676
Participant transfers                         135,376       1,200,214         382,357         747,053         527,943     1,034,127
Participant withdrawals                       (17,138)         (5,776)        (76,993)        (17,806)        (10,143)      (25,645)
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, end of period              336,606       1,262,098       1,215,407       1,335,351         737,744     1,298,765
                                         ============    ============    ============    ============    ============  ============

                                                                          Phoenix-
                                                         Phoenix-Janus     Morgan
                                         Phoenix-Janus     Flexible        Stanley        Technology     Fidelity VIP  Fidelity VIP
                                            Growth          Income       Focus Equity      Portfolio      Contrafund     Growth
                                         ------------    -------------   ------------    ------------    ------------  ------------
Units outstanding, beginning of period        281,714          98,258          29,022         323,061              --            --
Participant deposits                        1,006,850         165,410          20,207         552,865          19,113        53,868
Participant transfers                       8,054,162         710,987         292,994       4,691,905         285,222       271,775
Participant withdrawals                      (348,592)       (100,888)        (15,694)       (296,033)           (574)      (11,094)
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, end of period            8,994,134         873,767         326,529       5,271,798         303,761       314,549
                                         ============    ============    ============    ============    ============  ============

                                                                                                          Phoenix-
                                                            Alger         Phoenix-         Phoenix-        Sanford       Phoenix-
                                         Fidelity VIP      American       Engemann      Bankers Trust     Bernstein      Sanford
                                            Growth       Leverged All    Small & Mid-     NASDAQ 100      Small Cap      Bernstein
                                         Opportunities       Cap             Cap           Index(R)         Value      Global Value
                                         ------------    -------------   ------------    ------------    ------------  ------------
Units outstanding, beginning of period             --              --              --              --              --            --
Participant deposits                            2,467          40,712          13,799          29,213             444           448
Participant transfers                          80,789         613,195         519,591         194,999          51,647        18,752
Participant withdrawals                          (130)         (5,045)         (1,048)            (71)              0             0
                                         ------------    ------------    ------------    ------------    ------------  ------------
Units outstanding, end of period               83,126         648,862         532,342         224,141          52,091        19,200
                                         ============    ============    ============    ============    ============  ============

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Subaccounts the daily equivalent of .40%, .85% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

      As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Such fees aggregated $448,414 and $392,473 for the periods ended December 31, 2000 and 1999 respectively.

      PEPCO is the principal underwriter and distributor for the Account. PHL Variable reimburses PEPCO for expenses incurred as underwriter.

      On surrender of a contract, contingent deferred sales charges, which vary from 0-9% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $1,789,328 and $1,624,213 for the periods ended December 31, 2000 and 1999 respectively.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix Variable intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSE COOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
  Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, J.P. Morgan Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Sanford Bernstein Mid-Cap Value, Wanger U.S. Small-Cap, Wanger International Small-Cap, Templeton Asset Strategy, Templeton Growth, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE(R) Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Bankers Trust NASDAQ 100 Index(R), Sanford Bernstein Small-Cap Value and Sanford Bernstein Global Value (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.

/s/ PriceWaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

     PHL VARIABLE
     INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
     FINANCIAL STATEMENTS
     DECEMBER 31, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                               PAGE
Report of Independent Accountants ..........................................................................    F-3

Balance Sheet as of December 31, 2000 and 1999 .............................................................    F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.........................................................................    F-5

Statement of Cash Flows for the year ended December 31, 2000, 1999 and 1998 ................................    F-6

Notes to Financial Statements............................................................................F-7 - F-18

PRICEWATERHOUSECOOPERS LLP [LOGO]
--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP



February 15, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                          ---------------------------------------
                                                                                  2000                  1999
                                                                          -----------------     -----------------
                                                                                      (IN THOUSANDS)
Assets:
Investments
     Held-to-maturity debt securities, at amortized cost                  $          13,697     $          10,298
     Available-for-sale debt securities, at fair value                              144,217                55,840
     Policy loans                                                                       710                   522
     Short-term investments                                                          72,375                26,140
     Other invested assets                                                            1,618                 1,052
                                                                          -----------------     -----------------
          Total investments                                                         232,617                93,852
Cash and cash equivalents                                                             8,404
Accrued investment income                                                             1,381                   786
Deferred policy acquisition costs                                                    84,842                62,136
Deferred and uncollected premiums                                                     6,790                 6,300
Other assets                                                                          1,942                 4,394
Goodwill, net                                                                           349                   451
Separate account assets                                                           1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total assets                                                    $       1,657,907     $       1,425,866
                                                                          =================     =================
Liabilities:
     Policyholder deposit funds                                           $         195,393     $          64,230
     Policy liabilities and accruals                                                 24,062                14,240
     Deferred income taxes                                                            3,784                   209
     Other liabilities                                                               18,898                11,051
     Separate account liabilities                                                 1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total liabilities                                                       1,563,719             1,347,677
                                                                          -----------------     -----------------
Equity:
     Common stock, $5,000 par value
          (1,000 shares authorized, 500 shares issued and outstanding)                2,500                 2,500
     Additional paid-in capital                                                      79,864                64,864
     Retained earnings                                                               11,553                11,538
     Accumulated other comprehensive income (loss)                                      271                  (713)
                                                                          -----------------     -----------------

          Total equity                                                               94,188                78,189
                                                                          -----------------     -----------------

          Total liabilities and equity                                    $       1,657,907     $       1,425,866
                                                                          =================     =================











        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                    2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
Revenues
      Premiums                                               $         6,168    $         9,838    $          6,280
      Insurance and investment product fees                           30,098             20,618              10,998
      Net investment income                                            9,197              3,871               2,449
      Net realized investment gains                                      116                 27                  49
                                                             ---------------    ---------------    ----------------
             Total revenues                                           45,579             34,354              19,776
                                                             ---------------    ---------------    ----------------

 Benefits and expenses
      Policy benefits and increase in policy liabilities              17,056              9,248               3,964
      Amortization of deferred policy acquisition costs               15,765              4,747               3,976
      Other operating expenses                                        14,006             11,130               5,389
                                                             ---------------    ---------------    ----------------
             Total benefits and expenses                              46,827             25,125              13,329
                                                             ---------------    ---------------    ----------------

 (Loss) income before income taxes                                    (1,248)             9,229               6,447

 Income tax (benefit) expense                                         (1,263)             3,230               2,257
                                                             ---------------    ---------------    ----------------
 Net income                                                               15              5,999               4,190
                                                             ---------------    ---------------    ----------------

 Other comprehensive income (loss), net of income
 taxes
      Unrealized gains (losses) on securities                          1,002               (915)                152
      Reclassification adjustment for net realized
          losses included in net income                                  (18)                (5)                (26)
                                                             ---------------    ---------------    ----------------
             Total other comprehensive income (loss)                     984               (920)                126
                                                             ---------------    ---------------    ----------------

 Comprehensive income                                                    999              5,079               4,316
 Capital contributions                                                15,000             29,000              17,000
                                                             ---------------    ---------------    ----------------
 Net increase in equity                                               15,999             34,079              21,316
 Equity, beginning of year                                            78,189             44,110              22,794
                                                             ---------------    ---------------    ----------------

 Equity, end of year                                         $        94,188      $      78,189      $       44,110
                                                             ===============      =============      ==============













        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                   2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
 Cash flow from operating activities:
 Net income                                                  $            15    $         5,999    $         4,190

 Adjustments to reconcile net income
    to net cash used for operating activities:
 Net realized investment gains                                          (116)               (27)               (49)
 Amortization of goodwill                                                102                102                107
 Deferred income taxes (benefit)                                       3,045              2,883               (987)
 Increase in accrued investment income                                  (595)              (275)              (254)
 Increase in deferred policy acquisition costs                       (23,845)           (23,807)           (15,815)
 Change in other assets/liabilities                                   19,447              8,856              1,881
                                                             ---------------    ---------------    ---------------

 Net cash used for operating activities                               (1,947)            (6,269)           (10,927)
                                                             ---------------    ---------------    ---------------

 Cash flow from investing activities:
 Proceeds from sales, maturities or repayments of
     available-for-sale debt securities                               25,136             11,664             14,133
 Proceeds from maturities or repayments of
     held-to-maturity debt securities                                  4,375                623                634
 Purchase of available-for-sale debt securities                     (110,700)           (33,397)           (28,360)
 Purchase of held-to-maturity debt securities                         (7,683)            (7,000)            (1,216)
 Increase in policy loans                                               (188)              (273)              (249)
 Change in short-term investments, net                               (46,235)           (19,733)            (6,172)
 Purchase of other invested assets                                      (517)
 Other, net                                                                                 (68)              (168)
                                                             ---------------    ---------------    ---------------

 Net cash used for investing activities                             (135,812)           (48,184)           (21,398)
                                                             ---------------    ---------------    ---------------

 Cash flow from financing activities:
 Capital contributions from parent                                    15,000             29,000             17,000
 Increase in policyholder deposit funds, net of interest
 credited                                                            131,163             24,540             14,759
                                                             ---------------    ---------------    ---------------

 Net cash provided by financing activities                           146,163             53,540             31,759
                                                             ---------------    ---------------    ---------------

 Net change in cash and cash equivalents                               8,404               (913)              (566)

 Cash and cash equivalents, beginning of year                                               913              1,479
                                                             ---------------    ---------------    ---------------

 Cash and cash equivalents, end of year                      $         8,404    $                  $           913
                                                             ===============    ==================================

 Supplemental cash flow information:
 Income taxes (received) paid, net                           $        (2,660)   $         3,338    $         1,711









        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

     Short-term investments are carried at amortized cost, which approximates fair value. PHL Variable considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are higher, lower or equal to the guaranteed interest rate. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income or loss in PHL Variable's interest in the separate accounts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDER DEPOSIT FUNDS

     Policyholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     REINSURANCE

     PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     INCOME TAXES

     For the tax year ended December 31, 2000, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.


     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.


     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for
     Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on PHL Variable's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION


     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                        GROSS         GROSS
                                                        AMORTIZED     UNREALIZED    UNREALIZED       FAIR
                                                          COST          GAINS         LOSSES         VALUE
                                                       -----------   ------------  ------------   ------------
                                                                          (IN THOUSANDS)

     HELD-TO-MATURITY:
     State and political subdivision bonds             $     1,860   $        236                 $      2,096
     Corporate securities                                   11,837            621  $        (43)        12,415
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $        857  $        (43)  $     14,511
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,468   $        366  $        (12)  $      6,822
     State and political subdivision bonds                  10,339             22           (78)        10,283
     Corporate securities                                   25,616            165          (880)        24,901
     Mortgage-backed or asset-backed securities            100,974          1,267           (30)       102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $   143,397   $      1,820  $     (1,000)  $    144,217
                                                       ===========   ============  ============   ============


     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS          GROSS
                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                          COST          GAINS          LOSSES        VALUE
                                                       -----------   ------------  ------------   ------------
                                                                            (IN MILLIONS)
     HELD-TO-MATURITY:
     Corporate securities                              $    10,298   $        136  $       (169)  $     10,265
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,475   $          3   $      (156)  $      6,322
     State and political subdivision bonds                  10,366                         (343)        10,023
     Corporate securities                                   16,637                         (983)        15,654
     Mortgage-backed or asset-backed securities             24,194                         (353)        23,841
                                                       -----------   ------------  ------------   ------------

     Total                                             $    57,672   $          3   $    (1,835)  $     55,840
                                                       ===========   ============   ===========   ============


PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY           AVAILABLE-FOR-SALE
                                                         AMORTIZED      FAIR         AMORTIZED       FAIR
                                                           COST         VALUE          COST          VALUE
                                                       -----------   ------------  ------------   ------------
                                                                           (IN THOUSANDS)


     Due in one year or less                                                        $     7,394   $      7,384
     Due after one year through five years             $     5,837   $      6,024        16,345         16,331
     Due after five years through ten years                  6,000          6,391         9,990         10,373
     Due after ten years                                     1,860          2,096         8,694          7,918
     Mortgage-backed or asset-backed securities                                         100,974        102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $     14,511  $    143,397   $    144,217
                                                       ===========   ============  ============   ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                    2000            1999             1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         7,254  $        3,362   $         2,142
     Policy loans                                                         12               7                 1
     Short-term investments                                            2,049             561               344
                                                             ---------------  --------------   ---------------


       Sub-total                                                       9,315           3,930             2,487
     Less: investment expenses                                           118              59                38

                                                             ---------------  --------------   ---------------

     Net investment income                                   $         9,197  $        3,871   $         2,449
                                                             ===============  ==============   ===============


     INVESTMENT GAINS AND LOSSES

     Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                   2000             1999            1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         2,652  $       (2,399)  $           333
     DAC                                                              (1,139)            983              (139)
     Deferred income taxes (benefits)                                    529            (496)               68
                                                             ---------------  --------------   ---------------

     Net unrealized investment gains (losses)
        on securities available-for-sale                     $           984  $         (920)  $           126
                                                             ===============  ==============   ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 2000, 1999 and 1998 were $1.5 million, $6.0 million, and $10.0 million, respectively. The gross realized gains associated with these sales were $20.6 thousand, $7.4 thousand, and $37.7 thousand in 2000, 1999 and 1998, respectively.

5.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                                      DECEMBER 31,
                                                       ----------------------------------------
                                                               2000                  1999
                                                       ------------------      ----------------
                                                                    (IN THOUSANDS)
     Goodwill                                         $            1,020       $          1,020
     Accumulated amortization                                       (671)                  (569)
                                                      ------------------       ----------------
     Total goodwill, net                              $              349       $            451
                                                      ==================       ================

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                                           2000                1999                  1998
                                   ------------------   ----------------     ------------------
Income taxes:
   Current                         $          (4,308)   $            347      $           3,244
   Deferred                                    3,045               2,883                   (987)
                                   ------------------   ----------------     ------------------
Total                              $          (1,263)   $          3,230      $           2,257
                                   ==================   ================     ==================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                          2000                    1999                  1998
                                    ---------------------- --------------------- -----------------------
                                     (IN THOUSANDS)    %    (IN THOUSANDS)   %    (IN THOUSANDS)    %
                                    ---------------  ----- --------------- ----- ---------------  ------

     Income tax (benefit)
       expense at statutory rate    $          (437)   35% $       3,230     35% $         2,256     35%
     Dividend received deduction
      and tax-exempt interest                  (853)   68%            (1)     0%
     Other, net                                  27   (2)%             1      0%               1      0%
                                    ---------------  ----- --------------  ----- ---------------  ------
     Income taxes                   $        (1,263)  101% $       3,230     35% $         2,257     35%
                                    ===============  ===== ==============  ===== ===============  ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                              2000                    1999
                                                        ----------------        ----------------
                                                                     (IN THOUSANDS)
     DAC                                                $         25,084        $         17,890
     Surrender charges                                           (14,715)                (17,597)
     Unearned premium/deferred revenue                              (296)                   (115)
     Investments                                                      93                     104
     Future policyholder benefits                                  2,033                     376
     Net operating loss carryforward                              (8,373)
     Other                                                          (187)                    (65)
                                                        ----------------        ----------------
                                                                   3,639                     593
     Net unrealized investment gains (losses)                        145                    (384)
                                                        ----------------        ----------------

     Deferred income tax liability, net                 $          3,784        $            209
                                                        ================        ================

     Gross deferred income tax assets totaled $23.6 million and $18.2 million at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $27.4 million and $18.4 million at December 31, 2000 and 1999, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2000 and 1999, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:

                                                                  2000             1999              1998
                                                             ---------------  ----------------  ---------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
       available-for-sale:                                   $         1,540  $         (1,409) $           234
     Before-tax amount                                                   538              (494)              82
                                                             ---------------  ----------------  ---------------
     Income tax expense (benefit)                                      1,002              (915)             152
                                                             ---------------  ----------------  ---------------
     Total

     Reclassification adjustment for net losses realized
      in net income:
     Before-tax amount                                                   (27)               (7)             (40)
     Income tax benefit                                                   (9)               (2)             (14)
                                                             ---------------  ----------------  ---------------
     Total                                                               (18)               (5)             (26)
                                                             ---------------  ----------------  ---------------

     Net unrealized gains (losses) on securities
      available-for-sale:
     Before-tax amount                                                 1,513            (1,416)             194
     Income tax expense (benefit)                                        529              (496)              68
                                                             ---------------  ----------------  ---------------
     Total                                                   $           984  $           (920) $           126
                                                             ===============  ================  ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following table summarizes accumulated other comprehensive income
     (loss) balances:

                                                                          DECEMBER 31,
                                                            -----------------------------------------
                                                                  2000                    1999
                                                            -----------------       -----------------
                                                                         (IN THOUSANDS)
     Accumulated other comprehensive income
      (loss) on securities available-for-sale:
     Balance, beginning of year                             $            (713)      $             207
     Change during period                                                 984                    (920)
                                                            -----------------       -----------------
     Balance, end of year                                   $             271       $            (713)
                                                            =================       =================

8.   REINSURANCE

     PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,185 thousand, $1,114 thousand and $668 thousand, less claims of $188 thousand, $22 thousand and $13 thousand for the year ended December 31, 2000, 1999 and 1998, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. PHL Variable had approximately $0.7 billion of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded as of December 31, 1999. Approximately $638.7 thousand of claims were recovered in 2000. No claims were recovered for the years 1999 and 1998.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2000 and 1999. There were no claims recovered as of December 31, 2000. Claims recovered were $455 thousand as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $34.3 million, $22.0 million and $8.7 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to Phoenix were $15.8 million and $2.8 million as of December 31, 2000 and 1999, respectively.

     Phoenix Investment Partners Ltd., through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.1 million, $2.2 million and $1.3 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to the affiliated investment advisors were $19 thousand and $7 thousand, as of December 31, 2000 and 1999, respectively.

     Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. Concessions paid to PEPCO, which in turn paid commissions for contracts sold through W.S. Griffith & Co., Inc., and other outside broker dealers, were $20.0 million, $9.8 million and $9.6 million for the year ended December 31, 2000, 1999 and 1998, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Amounts payable to PEPCO were $2.3 million and $0.8 million, as of December 31, 2000 and 1999, respectively.

     PHL Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $2.6 million, $2.6 million and $2.5 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to PHL Associates were $41 thousand and $0.9 million, as of December 31, 2000 and 1999, respectively.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                               2000                    1999
                                                        -----------------       ----------------
                                                                     (IN THOUSANDS)

     Balance at beginning of year                       $          62,136       $         36,686
     Acquisition cost deferred                                     39,610                 29,214
     Amortized to expense during the year                         (15,765)                (4,747)
     Adjustment to net unrealized investment
        (losses) gains included in other
        comprehensive income                                       (1,139)                   983
                                                        -----------------       ----------------
     Balance at end of year                             $          84,842       $         62,136
                                                        =================       ================

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 2000 and 1999 were $195.4 million and $64.2 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

12.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999 and 1998. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                      2000               1999              1998
                                                 ---------------    --------------    --------------
                                                                    (IN THOUSANDS)

     Statutory net income                        $       (32,352)   $       (1,655)   $        1,542
     DAC, net                                             23,845            24,466            15,815
     Future policy benefits                               20,219           (13,826)          (14,056)
     Deferred income taxes                               (11,418)           (2,883)              987
     Other, net                                             (279)             (103)              (98)
                                                 ---------------    --------------    --------------

     Net income, as reported                     $            15    $        5,999    $        4,190
                                                 ===============    ==============    ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                       2000                    1999
                                                 -----------------       -----------------
                                                                (IN THOUSANDS)

     Statutory surplus and AVR                   $          49,624       $          66,354
     DAC, net                                               85,247                  61,403
     Future policy benefits                                (29,336)                (48,721)
     Investment valuation allowances                           459                  (1,089)
     Deferred income taxes                                 (12,156)                   (209)
     Other, net                                                350                     451
                                                 -----------------       -----------------

     Equity, as reported                         $          94,188       $          78,189
                                                 =================       =================

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on PHL Variable's statutory surplus is expected to increase surplus approximately $584.1 thousand (unaudited), primarily as a result of recording deferred income taxes.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

14.  REORGANIZATION AND INITIAL PUBLIC OFFERING - UNAUDITED

     PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM FINANCIAL STATEMENTS
JUNE 30, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM BALANCE SHEETS

-------------------------------------------------------------------------------

                                                                                                      AS OF
                                                                       AS OF JUNE 30,             DECEMBER 31,
                                                                            2001                      2000

                                                                    ---------------------     ----------------------
                                                                                    (IN THOUSANDS)
Assets:
Investments

   Held-to-maturity debt securities, at amortized cost                     $      20,781              $      13,697
   Available-for-sale debt securities, at fair value                             289,888                    144,217
   Policy loans                                                                      781                        710
   Short-term investments                                                                                    72,375
   Other invested assets                                                           7,173                      1,618
                                                                    ---------------------     ----------------------
   Total investments                                                             318,623                    232,617
Cash and cash equivalents                                                         48,957                      8,404
Accrued investment income                                                          3,020                      1,381
Deferred policy acquisition costs                                                116,409                     84,842


Deferred and uncollected premiums                                                  6,224                      6,790
Other assets                                                                      11,142                      1,942
Goodwill, net                                                                        298                        349
Separate account assets                                                        1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
   Total assets                                                          $     2,065,523             $    1,657,907
                                                                    =====================     ======================

Liabilities:
    Policyholder deposit funds                                             $     325,783              $     195,393
    Policy liabilities and accruals                                               28,358                     24,062
    Deferred income taxes                                                         11,512                      3,784
    Other liabilities                                                              7,194                     18,898
    Separate account liabilities                                               1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
    Total liabilities                                                          1,933,697                  1,563,719
                                                                    ---------------------     ----------------------

Equity:
    Common stock, $5,000 par value (1,000 shares
      authorized, 500 shares issued and outstanding)                               2,500                      2,500
    Additional paid-in-capital                                                   114,864                     79,864
    Retained earnings                                                             13,936                     11,553
    Accumulated other comprehensive income                                           526                        271
                                                                    ---------------------     ----------------------
    Total equity                                                                 131,826                     94,188
                                                                    ---------------------     ----------------------
    Total liabilities and equity                                          $    2,065,523             $    1,657,907
                                                                    =====================     ======================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                          FOR THE THREE MONTHS              FOR THE SIX MONTHS
                                                             ENDED JUNE 30,                   ENDED JUNE 30,
                                                      -----------------------------    -----------------------------
                                                          2001            2000             2001            2000
                                                      -------------   -------------    -------------    ------------
                                                             (IN THOUSANDS)                   (IN THOUSANDS)
Revenues
    Premiums                                               $  (548)       $    392        $   1,875       $   3,120
    Insurance and investment product fees                    7,773           7,257           15,410          14,484
    Net investment income                                    5,107           1,951            9,748           3,546
    Net realized investment (losses) gains                    (183)             20             (288)             38
                                                      -------------   -------------    -------------    ------------
        Total revenues                                      12,149           9,620           26,745          21,188
                                                      -------------   -------------    -------------    ------------

Benefits and expenses

    Policy benefits and increase in policy
        liabilities                                          6,724           5,244           12,113          10,923
    Amortization of deferred policy acquisition
        expenses                                            (1,914)          2,322            2,841           4,710
    Other operating expenses                                 5,102             908            8,298           2,275
                                                      -------------   -------------    -------------    ------------
        Total benefits and expenses                          9,912           8,474           23,252          17,908


Income before income taxes                                   2,237           1,146            3,493           3,280
                                                      -------------   -------------    -------------    ------------
Income taxes                                                   727             401            1,110           1,147
                                                      -------------   -------------    -------------    ------------
Net income                                                   1,510             745            2,383           2,133
                                                      -------------   -------------    -------------    ------------

Other comprehensive (loss) income, net of
    income taxes
    Unrealized (losses) gains on securities                   (385)            (26)             287             104
    Reclassification adjustment for net realized
        losses (gains) included in net income                   72                              (32)
                                                      -------------   -------------    -------------    ------------
        Total other comprehensive (loss) income               (313)            (26)             255             104
                                                      -------------   -------------    -------------    ------------

Comprehensive income                                         1,197             719            2,638           2,237
Capital contribution                                        15,000          15,000           35,000          15,000
                                                      -------------   -------------    -------------    ------------
Net increase in equity                                      16,197          15,719           37,638          17,237
Equity, beginning of period                                115,629          79,707           94,188          78,189
                                                      -------------   -------------    -------------    ------------

Equity, end of period                                   $  131,826      $   95,426       $  131,826       $  95,426
                                                      =============   =============    =============    ============

        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS
                                                                                  ENDED JUNE 30,
                                                                  -----------------------------------------------
                                                                          2001                      2000
                                                                  ----------------------    ---------------------
                                                                                  (IN THOUSANDS)
Cash flows from operating activities:
    Net income                                                              $     2,383             $      2,133

Adjustments to reconcile net income
  to net cash from operating activities:
    Net realized investment losses                                                  288                      (38)
    Amortization of goodwill                                                         51                       51
    Deferred income taxes                                                         7,590                    6,721
    Increase in accrued investment income                                        (1,639)                    (323)
    Increase in deferred policy acquisition costs                               (32,450)                 (19,250)
    Change in other assets/other liabilities                                    (16,263)                   3,294
                                                                  ----------------------    ---------------------
    Net cash used for operating activities                                      (40,040)                  (7,412)
                                                                  ----------------------    ---------------------

Cash flow from investing activities:
    Proceeds from sales, maturities or repayments of
        available-for-sale debt securities                                       62,799                    5,240
    Proceeds from maturities or repayments of
        held-to-maturity debt securities                                            588                      522
    Purchase of available-for-sale debt securities                             (206,898)                 (27,295)
    Purchase of held-to-maturity debt securities                                 (7,590)                  (6,483)
    Change in short term investments, net                                        72,375                  (16,842)
    Investment in separate accounts                                              (6,000)
    Increase in policy loans                                                        (71)                    (100)
                                                                  ----------------------    ---------------------
    Net cash used for investing activities                                      (84,797)                 (44,958)
                                                                  ----------------------    ---------------------

Cash flow from financing activities:
Capital contribution from parent                                                 35,000                   15,000
Increase in policyholder deposit funds, net of
    interest credited                                                           130,390                   40,019
                                                                  ----------------------    ---------------------
Net cash provided by financing activities                                       165,390                   55,019
                                                                  ----------------------    ---------------------

Net change in cash and cash equivalents                                          40,553                    2,649

Cash and cash equivalents, beginning of year                                      8,404
Cash and cash equivalents, end of period                                  $      48,957             $      2,649
                                                                  ======================    =====================


Supplemental cash flow information
    Income taxes paid, net                                                         -                        -

        The accompanying notes are an integral part of these statements.
                                      F-22

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

    PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of the former Phoenix Home Life Mutual Insurance Company which was renamed Phoenix Life Insurance Company (Phoenix) as a result of the reorganization and initial public offering. See Note 3 - "Reorganization."

2.  BASIS OF PRESENTATION

    The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The State of Connecticut Insurance Department (the Insurance Department) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Connecticut State Insurance Law. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determination.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation, have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These unaudited financial statements should be read in conjunction with the financial statements of PHL Variable for the year ended December 31, 2000.

3.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of demutualization, Phoenix Home Life Mutual Insurance Company (the mutual company) converted from a mutual life insurance company to a stock life insurance company and became a wholly owned subsidiary of The Phoenix Companies, Inc. At that time, the mutual company changed its name to Phoenix Life Insurance Company. The Phoenix Companies, Inc. is a publicly traded company and has filed all the material required to be filed pursuant to governing law.

4.  COMMITMENTS AND CONTINGENCIES

    In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of June 30, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                                                     [Version B]
                            THE PHOENIX EDGE(R) - VA
                       Statement of Additional Information

HOME OFFICE:                                         PHOENIX VARIABLE PRODUCTS
One American Row                                      MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                            P.O. Box 8027
                                              Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT




                                October 29, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated October 29, 2001. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----

Underwriter.........................................................     2

Performance History.................................................     2


Calculation of Yield and Return.....................................     9

Calculation of Annuity Payments ....................................    10

Experts ............................................................    11


Separate Account Financial Statements...............................  SA-1

Company Financial Statements........................................   F-1

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. During the fiscal years ended December 31, 1998, 1999, and 2000, PEPCO was paid $0, $1,913,559, and $10.2, respectively, and retained $0 or sales of these contracts.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for 1 of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH BENEFIT OPTION 1
-----------------------------------------------------------------------------------------------------------------------------
                                                                 INCEPTION                                         SINCE
                          SUBACCOUNT                                DATE     1 YEAR    5 YEARS      10 YEARS     INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                          12/07/94   -21.93%    11.19%         N/A         10.40%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                               09/17/96   -22.08%      N/A          N/A         -6.54%
-----------------------------------------------------------------------------------------------------------------------------

  Phoenix-AIM Mid-Cap Equity Series                              10/29/01     N/A        N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series               10/29/01     N/A        N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                 12/20/99   -12.41%      N/A          N/A         -9.36%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R)Series                      08/15/00    N/A        N/A          N/A       -40.97%

-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series            05/01/95    21.35%     9.96%         N/A         11.79%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                         12/07/94   -23.76%    11.62%         N/A         14.37%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                            03/02/98   -24.07%      N/A          N/A          8.41%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                 08/15/00     N/A        N/A          N/A        -20.80%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                  12/20/99    10.18%      N/A          N/A          9.79%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                            12/07/94    -1.64%     3.38%         N/A          3.75%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series               12/07/94    -1.23%     4.23%         N/A          7.04%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                          03/02/98    22.64%      N/A          N/A         19.95%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series             07/14/97   -17.90%      N/A          N/A          8.81%
-----------------------------------------------------------------------------------------------------------------------------

  Phoenix-Janus Core Equity Series                               12/20/99   -12.95%      N/A          N/A         -8.99%

-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                           12/20/99    -1.27%      N/A          N/A         -1.28%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                    12/20/99   -17.62%      N/A          N/A        -13.70%
-----------------------------------------------------------------------------------------------------------------------------

  Phoenix-MFS Investors Growth Stock Series                      10/29/01     N/A        N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                             10/29/01     N/A        N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                       10/29/01     N/A        N/A          N/A          N/A

-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                     12/20/99   -19.48%      N/A          N/A        -15.26%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                               12/07/94    -6.77%     9.78%         N/A         11.88%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                        03/02/98   -13.39%      N/A          N/A          6.99%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series                   12/07/94    -6.70%    10.28%         N/A         11.57%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                  11/20/00     N/A        N/A          N/A         -2.31%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                 03/02/98     8.45%      N/A          N/A         -5.42%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series               11/20/00     N/A        N/A          N/A         -0.36%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                           03/02/98     5.52%      N/A          N/A         24.37%
-----------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                          01/29/96   -17.90%      N/A          N/A         18.79%
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                             03/30/01     N/A        N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                            03/30/01     N/A        N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                      06/05/00     N/A        N/A          N/A        -28.37%
-----------------------------------------------------------------------------------------------------------------------------

  Deutsche VIT EAFE(R) Equity Index Fund                         10/29/01     N/A        N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                             10/29/01     N/A        N/A          N/A          N/A

-----------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II               07/15/99    2.95%       N/A          N/A          1.77%
-----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                             07/15/99   -15.63%      N/A          N/A        -12.13%
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                    06/05/00     N/A        N/A          N/A        -12.40%
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                             06/05/00     N/A        N/A          N/A        -20.05%
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                           06/05/00     N/A        N/A          N/A        -19.78%
-----------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2                       11/02/98    4.32%       N/A          N/A          7.39%
-----------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                           12/20/99   -29.15%      N/A          N/A        -23.22%
-----------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund -- Class 2                       05/01/97    -7.21%      N/A          N/A          7.35%
-----------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund -- Class 2        05/01/97   -37.01%      N/A          N/A        -17.09%
-----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2                    05/01/97    -0.58%      N/A          N/A          8.75%
-----------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund -- Class 2             05/01/97    -9.45%      N/A          N/A          7.63%
-----------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                           02/01/99    -8.71%      N/A          N/A         30.60%
-----------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                 05/01/95   -33.11%    17.79%         N/A         21.60%
-----------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                  02/01/99    1.53%       N/A          N/A         16.99%
-----------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                          05/01/95   -14.83%    16.79%         N/A         17.57%
-----------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH BENEFIT OPTION 2

----------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                    SINCE
                      SUBACCOUNT                           DATE      1 YEAR   5 YEARS   10 YEARS    INCEPTION
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                   12/07/94    -22.21%   10.80%    N/A        10.01%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                        09/17/96    -22.35%    N/A      N/A        -6.87%
----------------------------------------------------------------------------------------------------------------

  Phoenix-AIM Mid-Cap Equity Series                       10/29/01      N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series        10/29/01      N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                          12/20/99    -12.72%    N/A      N/A        -9.68%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series             08/15/00      N/A      N/A      N/A       -41.06%

----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series     05/01/95     20.93%    9.58%    N/A        11.41%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                  12/07/94    -24.03%   11.22%    N/A        13.97%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                     03/02/98    -24.34%    N/A      N/A        8.05%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series          08/15/00      N/A      N/A      N/A       -20.90%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series           12/20/99      9.80%    N/A      N/A         9.40%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                     12/07/94     -1.98%    3.02%    N/A         3.39%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series        12/07/94     -1.57%    3.87%    N/A         6.67%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                   03/02/98     22.21%    N/A      N/A        19.53%
----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series      07/14/97    -18.19%    N/A      N/A         8.43%
----------------------------------------------------------------------------------------------------------------

  Phoenix-Janus Core Equity Series                        12/20/99    -13.25%    N/A      N/A        -9.30%

----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                    12/20/99    -1.62%     N/A      N/A        -1.62%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                             12/20/99    -17.91%    N/A      N/A       -14.00%
----------------------------------------------------------------------------------------------------------------

  Phoenix-MFS Investors Growth Stock Series               10/29/01      N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                      10/29/01      N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                10/29/01      N/A      N/A      N/A         N/A

----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series              12/20/99    -19.74%    N/A      N/A       -15.53%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                        12/07/94     -7.10%    9.40%    N/A        11.49%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                 03/02/98    -13.69%    N/A      N/A         6.62%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series            12/07/94     -7.03%    9.90%    N/A        11.18%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series           11/20/00      N/A      N/A      N/A        -2.39%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series          03/02/98      8.07%    N/A      N/A        -5.75%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series        11/20/00      N/A      N/A      N/A        -0.40%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Edge Series               03/02/98      5.15%    N/A      N/A        23.94%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Edge Series              01/29/96    -18.19%    N/A      N/A        18.38%
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                      03/30/01      N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                     03/30/01      N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio               06/05/00      N/A      N/A      N/A       -28.52%
----------------------------------------------------------------------------------------------------------------

  Deutsche VIT EAFE(R) Equity Index Fund                  07/15/99    -22.71%    N/A      N/A        -6.23%
----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                      10/29/01      N/A      N/A      N/A         N/A

----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II        07/15/99     2.60%     N/A      N/A         1.42%
----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                      07/15/99    -15.92%    N/A      N/A       -12.44%
----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                             06/05/00      N/A      N/A      N/A       -12.58%
---------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                      06/05/00      N/A      N/A      N/A       -20.22%
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                    06/05/00      N/A      N/A      N/A       -19.94%
----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2                11/02/98     3.96%     N/A      N/A        7.02%
----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                    12/20/99    -29.41%    N/A      N/A       -23.50%
----------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund -- Class 2                05/01/97     -7.53%    N/A      N/A         6.98%
----------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund --
  Class 2                                                 05/01/97    -37.24%    N/A      N/A       -17.38%
 ----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2             05/01/97     -0.93%    N/A      N/A         8.38%
----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund -- Class 2      05/01/97     -9.76%    N/A      N/A         7.26%
----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                    02/01/99     -9.03%    N/A      N/A        30.09%
----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                          05/01/95    -33.35%   17.38%    N/A        21.18%
----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                           02/01/99      1.18%    N/A      N/A        16.59%
----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                   05/01/95    -15.13%   16.38%    N/A        17.16%
----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH BENEFIT OPTION 3

-----------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                     SINCE
                       SUBACCOUNT                            DATE      1 YEAR    5 YEARS  10 YEARS    INCEPTION
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                     12/07/94    -22.28%  10.65%     N/A        9.86%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                          09/17/96    -22.29%    N/A      N/A       -6.96%
-----------------------------------------------------------------------------------------------------------------

  Phoenix-AIM Mid-Cap Equity Series                         10/29/01      N/A      N/A      N/A         N/A
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01      N/A      N/A      N/A         N/A
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                            12/20/99    -12.80%    N/A      N/A       -9.76%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series               08/15/00      N/A      N/A      N/A      -41.09%

-----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series       05/01/95     20.81%   9.42%     N/A       11.25%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                    12/07/94    -24.11%  11.07%     N/A       13.81%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                       03/02/98    -24.42%    N/A      N/A        7.89%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series            08/15/00      N/A      N/A      N/A      -20.85%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series             12/20/99      9.69%    N/A      N/A        9.29%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                       12/07/94     -2.08%   2.88%     N/A        3.24%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series          12/07/94     -1.68%   3.80%     N/A        6.61%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                     03/02/98     22.09%    N/A      N/A       19.37%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series        07/14/97    -18.27%    N/A      N/A        8.29%
-----------------------------------------------------------------------------------------------------------------

  Phoenix-Janus Core Equity Series                          12/20/99    -13.33%    N/A      N/A       -9.39%

-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                      12/20/99     -1.72%    N/A      N/A       -1.72%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                               12/20/99    -17.99%    N/A      N/A      -14.09%
-----------------------------------------------------------------------------------------------------------------

  Phoenix-MFS Investors Growth Stock Series                 10/29/01      N/A      N/A      N/A        N/A
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                        10/29/01      N/A      N/A      N/A        N/A
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                  10/29/01      N/A      N/A      N/A        N/A

-----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                12/20/99    -19.83%    N/A      N/A      -15.63%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                          12/07/94     -7.19%   9.25%     N/A       11.33%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                   03/02/98    -13.77%    N/A      N/A        6.48%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series              12/07/94     -7.12%   9.74%     N/A       11.02%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series             11/20/00      N/A      N/A      N/A       -2.36%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series            03/02/98      7.95%    N/A      N/A       -5.83%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series          11/20/00      N/A      N/A      N/A       -0.41%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                      03/02/98      5.09%    N/A      N/A       23.82%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                     01/29/96    -18.27%    N/A      N/A       18.21%
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                        03/30/01      N/A      N/A      N/A         N/A
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                       03/30/01      N/A      N/A      N/A         N/A
-----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                 06/05/00      N/A      N/A      N/A      -28.56%
-----------------------------------------------------------------------------------------------------------------

  Deutsche VIT EAFE(R)Equity Index Fund                     07/15/99    -23.04%    N/A      N/A       -6.64%
-----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                        10/29/01      N/A      N/A      N/A         N/A

-----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II          07/15/99      2.51%    N/A      N/A        1.31%
-----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                        07/15/99    -15.99%    N/A      N/A      -12.51%
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R)Portfolio                                06/05/00      N/A      N/A      N/A      -12.62%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                        06/05/00      N/A      N/A      N/A      -20.27%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                      06/05/00      N/A      N/A      N/A      -19.99%
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2                  11/02/98      3.86%    N/A      N/A        6.88%
-----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                      12/20/99    -29.48%    N/A      N/A      -23.57%
-----------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund -- Class 2                  05/01/97     -7.62%    N/A      N/A        6.91%
-----------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund -- Class 2   05/01/97    -37.28%    N/A      N/A      -17.51%
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2               05/01/97     -1.03%    N/A      N/A        8.23%
-----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund -- Class 2        05/01/97     -9.85%    N/A      N/A        7.11%
-----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                      02/01/99     -9.12%    N/A      N/A       29.94%
-----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                            05/01/95    -33.41%  17.22%     N/A       21.01%
-----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                             02/01/99      1.08%    N/A      N/A       16.45%
-----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                     05/01/95    -15.21%  16.22%     N/A       17.00%
-----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                      ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 1

 ----------------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                      1991    1992    1993    1994    1995    1996    1997   1998    1999    2000
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series               18.60% -13.66%  37.16%  -0.89%   8.56%  17.53%  10.99% 26.73%  28.30%  -16.57%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                                   -33.05% -5.35%  49.59%  -16.72%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
  ----------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Alliance/Bernstein Growth + Value Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                              -6.40%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche NASDAQ-100 Index(R) Series

  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                                                      31.86%  20.91%-21.95%   3.80%   29.62%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series              41.40%   9.25%  18.57%   0.51%  29.65%  11.52%  19.94% 28.79%  28.50%  -18.52%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                                                                                30.94%  -18.85%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                                                                               17.70%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                  4.98%   2.60%   1.90%   2.86%   4.70%   4.03%   4.19%  4.10%   3.85%    5.09%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series    18.46%   9.04%  14.83%  -6.38%  22.37%  11.35%  10.04% -5.06%   4.47%    5.53%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                              23.17%   31.00%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index Series                                                         30.45%  17.74%  -12.26%
  ----------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Janus Core Equity Series                                                                                            -6.98%

  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                         5.48%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                                -11.97%
  ----------------------------------------------------------------------------------------------------------------------------------

 Phoenix-MFS Investors Growth Stock Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series

  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                                                                                 -13.95%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                                     7.59%  -3.76%  22.18%   9.52%  16.83% 17.90%  10.54%   -0.39%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                            15.93%   -7.44%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series        28.10%   9.61%   9.96%  -2.33%  17.09%   8.02%  19.60% 19.66%  10.24%   -0.31%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                    -11.13%   15.85%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small Cap Value Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                               44.28%   12.73%
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                               16.06% 43.35%  53.57%  -12.26%
  ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                           1.58%  34.47%  16.52%  12.49% 18.23%  43.32%  -11.71%
 ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                                                          3.10%  35.03%  13.98%  22.58% 31.22%  28.73%  -15.41%
  ----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                                   11.03%  18.61% 56.42%  76.47%  -25.51%
  ----------------------------------------------------------------------------------------------------------------------------------

 Deutsche VIT EAFE(R) Equity Index Fund                                                                      20.46%  26.42%  -17.40%
  ----------------------------------------------------------------------------------------------------------------------------------
 Deutsche VIT Equity 500 Index Fund                                                                        27.56%  19.31%  -10.05%

  ----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                                     7.74%   3.21%   7.55%  6.64%  -1.52%    9.99%
  ----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                                  19.25%  13.22%  12.76%  1.73%   1.36%   -9.84%
  ----------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                                 28.77%  23.04%   -7.54%
  ----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                         23.39%   3.25%  -17.91%
  ----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                                       38.13%  36.06%  -11.86%
  ----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund--Class 2                                                                              8.28%   11.45%
  ----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                                       -24.27%
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund--Class 2              26.23%   6.81%  24.68%  -4.14%  21.11%  17.46%  14.18%  5.10%  21.41%   -0.85%
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund--
 Class 2                                                                                            -30.06%-21.79%  51.87%  -32.66%
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund--Class 2           26.03%   5.86%  32.48%  -3.39%  23.78%  20.98%  10.54%  0.03%  27.56%    6.22%
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund--Class 2                    45.08%  -3.78%  13.97%  22.12%  12.44%  8.05%  22.10%   -3.24%
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                        -2.46%
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                              30.78%  -2.39% 15.24% 124.39%  -28.50%
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                                8.48%
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                                                       45.23%  28.20%  7.66%  23.92%   -8.98%
 ----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.



                                            ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 2

-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                     1991    1992    1993     1994    1995    1996     1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series            18.19% -13.96%  36.68%  -1.23%    8.18%  17.12%  10.60%   26.29%  27.86% -16.86%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                                 -33.28%   -5.68%  49.07% -17.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-Alliance/Bernstein Growth + Value
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                             -6.73%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                                    31.39%  20.49%  -22.22%   3.45%  29.18%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series           40.90%   8.87%  18.16%   0.16%   29.20%  11.13%  19.53%   28.34%  28.04% -18.81%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                                30.57% -19.14%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                              17.30%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series               4.61%   2.24%   1.55%   2.50%    4.34%   3.66%   3.83%    3.74%   3.50%   4.73%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                           18.05%   8.65%  14.43%  -6.71%   21.95%  10.96%   9.65%   -5.39%   4.11%   5.16%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                              22.74%  30.55%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                                     29.99%  17.33% -12.57%
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-Janus Core Equity Series                                                                                           -7.30%

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                        5.12%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                               -12.27%
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                                -14.22%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                                  7.21%  -4.09%   21.76%   9.13%  16.42%   17.48%  10.16%  -0.73%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                            15.56%  -7.77%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series     27.65%   9.23%   9.58%  -2.67%   16.68%   7.64%  19.18%   19.24%   9.90%  -0.66%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                    -11.43%  15.46%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                               43.79%  12.34%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                             15.66%   42.85%  53.08% -12.57%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                        1.23%   34.01%  16.11%  12.10%   17.82%  42.82% -12.01%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                       2.75%   34.56%  13.58%  22.15%   30.76%  28.29% -15.71%
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                                 10.63%  18.19%   55.87%  75.85% -25.77%
-----------------------------------------------------------------------------------------------------------------------------------

  Deutsche VIT EAFE(R) Equity Index Fund                                                                      20.04%  25.98% -17.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                                                       27.12%  18.89%  -10.36%

-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities
  II                                                                                 7.37%   2.85%   7.18%    6.27%  -1.87%   9.61%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                                18.83%  12.83%  12.36%    1.37%   1.01% -10.15%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                                 28.32%  22.61%  -7.87%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                         22.96%   2.89% -18.21%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                       37.65%  35.58% -12.17%
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund--Class 2                                                                              7.90%  11.07%
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                      -24.54%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund--Class 2           25.79%   6.44%  24.24%  -4.48%   20.69%  17.05%  13.78%    4.73%  20.99%  -1.19%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund
  --Class 2                                                                                        -30.31%  -22.07%  51.36% -32.90%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund--Class 2        25.59%   5.49%  32.02%  -3.73%   23.35%  20.56%  10.16%   -0.32%  27.16%   5.85%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--                        44.58%  -4.11%   13.57%  21.69%  12.05%    7.67%  21.68%  -3.58%
  Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                       -2.80%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                            30.32%  -2.74%   14.83% 123.65% -28.75%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                               8.10%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                     44.72%  27.76%    7.29%  23.50%  -9.30%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.



                                             ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 3

-----------------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                       1991    1992   1993    1994    1995   1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                18.01% -14.09% 36.47%  -1.38%   8.02% 16.94%  10.44%  26.10%  27.67% -16.94%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                                  -33.38%  -5.83%  48.83% -16.95%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                             -6.82%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                                     31.20%  20.31% -22.34%   3.30%  29.05%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series               40.69%   8.71% 17.98%   0.01%  29.01% 10.96%  19.35%  28.15%  27.87% -18.89%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                                30.30% -19.22%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                              17.19%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                   4.45%   2.08%  1.39%   2.35%   4.18%  3.51%   3.67%   3.58%   3.34%   4.62%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series     18.00%   8.61% 14.37%  -6.73%  21.89% 10.91%   9.60%  -5.44%   4.04%   5.05%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                              22.55%  30.42%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series                                                         29.80%  17.18% -12.66%
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-Janus Core Equity Series                                                                                           -7.39%

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                        5.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                               -12.36%
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                                -14.32%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                                     7.05%  -4.24%  21.58%  8.97%  16.25%  17.31%  10.02%  -0.83%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                            15.36%  -7.86%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series         27.46%   9.06%  9.41%  -2.82%  16.51%  7.48%  19.01%  19.06%   9.71%  -0.75%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                    -11.49%  15.32%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                               43.64%  12.27%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                              15.48%  42.64%  52.84% -12.66%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                           1.13%  33.87% 15.99%  11.98%  17.70%  42.68% -12.10%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                          2.64%  34.43% 13.47%  22.03%  30.63%  28.16% -15.79%
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                                  10.52%  18.07%  55.72%  75.68% -25.85%
-----------------------------------------------------------------------------------------------------------------------------------

  Deutsche VIT EAFE(R) Equity Index Fund                                                                      19.86%  25.80% -17.74%
-----------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                                                       26.99%  18.77%  -10.45%

-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II                                     7.21%  2.69%   7.02%   6.11%  -2.01%   9.51%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                                  18.77% 12.77%  12.31%   1.32%   0.94% -10.23%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                                 28.20%  22.48%  -7.96%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                         22.84%   2.79% -18.29%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                       37.51%  35.45% -12.26%
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                                                                             7.73%  10.96%
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                      -24.62%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund-- Class 2              25.73%   6.38% 24.18%  -4.52%  20.63% 16.99%  13.74%   4.68%  20.91%  -1.29%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund--
  Class 2                                                                                           -30.41% -22.18%  50.99% -32.95%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2           25.40%   5.33% 31.82%  -3.87%  23.17% 20.37%   9.99%  -0.47%  26.97%   5.74%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund-- Class 2                   44.36%  -4.26%  13.40% 21.51%  11.88%   7.51%  21.50%  -3.68%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                       -2.89%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                             30.12%  -2.88%  14.66% 123.32% -28.82%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                               8.00%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                      44.50%  27.57%   7.12%  23.32%  -9.39%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .775% (Option 1), 1.125% (Option 2) or 1.225% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

   Example Calculations:
       The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2000:

CONTRACTS WITH BENEFIT OPTION 1
Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the period:     $1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:......        1.001057

Calculation:
  Ending account value..........................        1.001057
  Less beginning account value..................        1.000000
  Net change in account value...................        0.001057
Base period return:
  (net change/beginning account value)..........        0.001057
Current yield = return x (365/7) =..............           5.51%
Effective yield = [(1 + return)(365)/7]-1 =.....           5.66%


CONTRACTS WITH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one
unit at the beginning of the period:.............      $1.000000
Value of the same account (excluding capital
   changes) at
the end of the 7-day period:.....................       1.001008

Calculation:
   Ending account value..........................       1.001008
   Less beginning account value..................       1.000000
   Net change in account value...................       0.001008
Base period return:
   (net change/beginning account value)..........       0.001008
Current yield = return x (365/7) =...............          5.26%
Effective yield = [(1 + return)(365)/7]-1 =......          5.39%

CONTRACTS WITH BENEFIT OPTION 3:
Value of hypothetical pre-existing account with
   exactly one
unit at the beginning of the period:.............      $1.000000
Value of the same account (excluding capital
   changes) at
the end of the 7-day period:.....................       1.000994

Calculation:
   Ending account value..........................       1.000994
   Less beginning account value..................       1.000000
   Net change in account value...................       0.000994
Base period return:
   (net change/beginning account value)..........       0.000994
Current yield = return x (365/7) =...............          5.18%
Effective yield = [(1 + return)(365)/7]-1 =......          5.32%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:
    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barrons
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and PHL Variable Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Richard J. Wirth, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.





--------------------

1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of
  30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

                         The
                         Phoenix
                           Edge(R)-VA               Option I

                              PHL Variable Accumulation Account
                              December 31, 2000

                              [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                                                  Goodwin Multi-       Oakhurst
                                                                   Engemann        Sector Fixed       Strategic          Aberdeen
                                              Goodwin Money     Capital Growth        Income          Allocation      International
                                            Market Subaccount     Subaccount        Subaccount        Subaccount        Subaccount
Assets
       Investments at cost                     $ 8,617,802       $18,991,592       $ 2,481,003       $ 3,926,173       $ 4,653,253
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $ 8,617,802       $15,657,477       $ 2,457,083       $ 3,514,912       $ 3,941,672
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                          8,617,802        15,657,477         2,457,083         3,514,912         3,941,672
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party             5,401            11,180             1,746             2,362             2,792
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $ 8,612,401       $15,646,297       $ 2,455,337       $ 3,512,550       $ 3,938,880
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                   4,032,940         7,928,380         1,129,985         1,608,373         1,996,189
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        2.135620          1.973552          2.173002          2.184022          1.973427
                                               ===========       ===========       ===========       ===========       ===========
                                                                Duff & Phelps
                                                                 Real Estate    Seneca Strategic     Aberdeen New        Research
                                            Oakhurst Balanced     Securities          Theme              Asia         Enhanced Index
                                                Subaccount        Subaccount       Subaccount         Subaccount        Subaccount
Assets
       Investments at cost                     $ 3,803,682       $ 1,774,924       $10,027,349       $   507,309       $ 3,679,903
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $ 3,419,241       $ 2,060,543       $ 7,489,920       $   462,176       $ 3,239,388
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                          3,419,241         2,060,543         7,489,920           462,176         3,239,388
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party             2,275             1,497             5,438               327             2,445
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $ 3,416,966       $ 2,059,046       $ 7,484,482       $   461,849       $ 3,236,943
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                   1,574,379           740,306         3,249,230           236,950         1,713,804
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        2.170464          2.781481          2.303577          1.949237          1.888481
                                               ===========       ===========       ===========       ===========       ===========
                                                                                                                         Sanford
                                                               Seneca Mid-Cap    Oakhurst Growth    Hollister Value   Bernstein Mid-
                                             Engemann Nifty        Growth           and Income          Equity          Cap Value
                                            Fifty Subaccount     Subaccount         Subaccount        Subaccount        Subaccount
Assets
       Investments at cost                     $ 4,624,884       $ 5,770,261       $ 6,376,443       $ 2,930,046       $   549,173
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $ 3,888,573       $ 5,166,567       $ 6,001,855       $ 3,068,398       $   607,520
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                          3,888,573         5,166,567         6,001,855         3,068,398           607,520
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party             2,972             3,697             4,313             2,010               395
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $ 3,885,601       $ 5,162,870       $ 5,997,542       $ 3,066,388       $   607,125
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                   1,999,979         1,652,909         2,983,743           950,903           259,248
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        1.942916          3.123658          2.010172          3.224869          2.341987
                                               ===========       ===========       ===========       ===========       ===========
                                                                   Wanger
                                                                International    Templeton Asset      Templeton         Templeton
                                            Wanger U.S. Small     Small Cap         Strategy           Growth         International
                                             Cap Subaccount       Subaccount       Subaccount        Subaccount         Subaccount
Assets
       Investments at cost                     $ 8,235,581       $ 7,653,088       $   392,172       $   966,672       $ 1,370,679
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $ 8,193,084       $ 5,738,821       $   395,203       $ 1,014,013       $ 1,326,868
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                          8,193,084         5,738,821           395,203         1,014,013         1,326,868
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party             5,691             4,149               192               743               919
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $ 8,187,393       $ 5,734,672       $   395,011       $ 1,013,270       $ 1,325,949
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                   3,896,892         2,532,500           180,847           418,050           620,854
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        2.101110          2.264543          2.184326          2.423920          2.135790
                                               ===========       ===========       ===========       ===========       ===========

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                                Templeton       Mutual Shares                                         EAFE Equity
                                            Developing Markets   Investments      Wanger Twenty    Wanger Foreign         Index
                                                Subaccount        Subaccount       Subaccount     Forty Subaccount     Subaccount
Assets
       Investments at cost                     $   488,788       $   432,970       $   785,964       $ 1,601,013       $   848,475
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $   402,150       $   473,886       $   836,134       $ 1,472,489       $   768,839
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                            402,150           473,886           836,134         1,472,489           768,839
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party               283               343               597             1,067               572
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $   401,867       $   473,543       $   835,537       $ 1,471,422       $   768,267
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                     245,162           210,468           335,605           492,432           401,091
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        1.639268          2.250062          2.489767          2.988218          1.915536
                                               ===========       ===========       ===========       ===========       ===========
                                                                                                   Federated U.S.
                                            Bankers Trust Dow   Federated U.S.    Federated High     Gov't Bond        Janus Equity
                                                30 Series      Gov't Securities  Income Bond Fund      Series             Income
                                               Subaccount       II Subaccount     II Subaccount      Subaccount         Subaccount
Assets
       Investments at cost                     $ 1,042,899       $ 2,017,448       $   996,080       $   842,575       $ 2,426,368
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $ 1,034,683       $ 2,127,076       $   917,545       $   874,352       $ 2,328,135
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                          1,034,683         2,127,076           917,545           874,352         2,328,135
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party               758             1,601               648               552             1,716
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $ 1,033,925       $ 2,125,475       $   916,897       $   873,800       $ 2,326,419
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                     550,245           955,358           499,005           370,999         1,243,365
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        1.879117          2.224903          1.837541          2.355381          1.871159
                                               ===========       ===========       ===========       ===========       ===========
                                                               Janus Flexible    Morgan Stanley       Technology       Fidelity VIP
                                              Janus Growth         Income         Focus Equity        Portfolio         Contrafund
                                               Subaccount        Subaccount     Series Subaccount     Subaccount        Subaccount
Assets
       Investments at cost                     $ 8,269,049       $ 1,390,873       $   281,929       $ 4,375,603       $   453,120
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $ 7,157,466       $ 1,399,345       $   238,318       $ 3,027,969       $   445,102
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                          7,157,466         1,399,345           238,318         3,027,969           445,102
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party             5,260             1,006               183             2,403               309
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $ 7,152,206       $ 1,398,339       $   238,135       $ 3,025,566       $   444,793
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                   4,013,131           665,442           137,779         1,975,275           235,503
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        1.782289          2.101472          1.728466          1.531795          1.888785
                                               ===========       ===========       ===========       ===========       ===========
                                                                 Fidelity VIP                       Engemann Small     Bankers Trust
                                                                    Growth        Alger American      & Mid-Cap         NASDAQ 100
                                           Fidelity VIP Growth   Oportunities    Leveraged AllCap       Growth           Index(R)
                                                Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
Assets
       Investments at cost                     $   789,162       $   238,762       $   840,067       $   295,677       $    56,086
                                               ===========       ===========       ===========       ===========       ===========
       Investments at market                   $   744,586       $   225,940       $   722,690       $   278,991       $    44,430
                                               -----------       -----------       -----------       -----------       -----------
           Total assets                            744,586           225,940           722,690           278,991            44,430
                                               -----------       -----------       -----------       -----------       -----------
Liabilities
       Accrued expenses to related party               338               159               518               177                31
                                               -----------       -----------       -----------       -----------       -----------
Net assets                                     $   744,248       $   225,781       $   722,172       $   278,814       $    44,399
                                               ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                     437,782           130,961           470,348           178,079            35,490
                                               ===========       ===========       ===========       ===========       ===========
Unit value                                        1.700127          1.724115          1.535476          1.565757          1.251093
                                               ===========       ===========       ===========       ===========       ===========
                                            Sanford Bernstein
                                             Small Cap Value
                                                Subaccount
Assets
       Investments at cost                     $     7,017
                                               ===========
       Investments at market                   $     7,569
                                               -----------
           Total assets                              7,569
                                               -----------
Liabilities
       Accrued expenses to related party                 4
                                               -----------
Net assets                                     $     7,565
                                               ===========
Accumulation units outstanding                       3,499
                                               ===========
Unit value                                        2.162191
                                               ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                                                     Goodwin Multi-    Oakhurst
                                                                   Goodwin Money   Engemann Capital   Sector Fixed     Strategic
                                                                       Market          Growth            Income       Allocation
                                                                     Subaccount      Subaccount        Subaccount     Subaccount
Investment income
       Distributions                                                $   241,558      $       647      $   122,315     $    59,822
Expenses
       Mortality, expense risk and administrative charges                36,287           82,068           11,794          15,761
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                            205,271          (81,421)         110,521          44,061
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                             --          (29,065)             (14)            (48)
Net realized gain distribution from Fund                                     --          448,119               --         331,727
Net unrealized appreciation (depreciation) on investment                     --       (3,363,967)         (17,044)       (400,974)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                               --       (2,944,913)         (17,058)        (69,295)
Net increase (decrease) in net assets resulting from operations     $   205,271      $(3,026,334)     $    93,463     $   (25,234)
                                                                    ===========      ===========      ===========     ===========
                                                                                                    Duff & Phelps
                                                                      Aberdeen         Oakhurst      Real Estate   Seneca Strategic
                                                                    International      Balanced       Securities        Theme
                                                                     Subaccount       Subaccount      Subaccount      Subaccount
Investment income
       Distributions                                                $    27,058      $    58,995      $    50,787     $        --
Expenses
       Mortality, expense risk and administrative charges                18,061           13,742           10,212          37,834
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                              8,997           45,253           40,575         (37,834)
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                            623          (15,385)           1,049           2,514
Net realized gain distribution from Fund                                266,131          325,757               --       1,002,062
Net unrealized appreciation (depreciation) on investment               (693,375)        (387,651)         284,881      (2,572,021)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                         (426,621)         (77,279)         285,930      (1,567,445)
Net increase (decrease) in net assets resulting from operations     $  (417,624)     $   (32,026)     $   326,505     $(1,605,279)
                                                                    ===========      ===========      ===========     ===========
                                                                                       Research                      Seneca Mid-Cap
                                                                    Aberdeen New    Enhanced Index   Engemann Nifty     Growth
                                                                  Asia Subaccount     Subaccount    Fifty Subaccount  Subaccount
Investment income
       Distributions                                                $    11,847      $    22,841      $        --     $        --
Expenses
       Mortality, expense risk and administrative charges                 2,244           21,305           24,143          20,348
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                              9,603            1,536          (24,143)        (20,348)
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                            (60)          (1,202)           2,227          (2,055)
Net realized gain distribution from Fund                                     --           86,624               --         381,447
Net unrealized appreciation (depreciation) on investment                (55,179)        (438,378)        (810,438)       (625,501)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                          (55,239)        (352,956)        (808,211)       (246,109)
Net increase (decrease) in net assets resulting from operations     $   (45,636)     $  (351,420)     $  (832,354)    $  (266,457)
                                                                    ===========      ===========      ===========     ===========
                                                                                                       Sanford
                                                                  Oakhurst Growth  Hollister Value  Bernstein Mid-    Wanger U.S.
                                                                     and Income        Equity         Cap Value        Small Cap
                                                                     Subaccount      Subaccount       Subaccount      Subaccount
Investment income
       Distributions                                                $    27,268      $    13,242      $     3,612     $     2,197
Expenses
       Mortality, expense risk and administrative charges                31,666            9,465            1,548          35,988
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                             (4,398)           3,777            2,064         (33,791)
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                            799              229              222             702
Net realized gain distribution from Fund                                 22,659          219,869               --         226,237
Net unrealized appreciation (depreciation) on investment               (405,937)         132,762           58,076         (99,280)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                         (382,479)         352,860           58,298         127,659
Net increase (decrease) in net assets resulting from operations     $  (386,877)     $   356,637      $    60,362     $    93,868
                                                                    ===========      ===========      ===========     ===========
                                                                       Wanger
                                                                   International  Templeton Asset     Templeton       Templeton
                                                                     Small Cap        Strategy          Growth      International
                                                                     Subaccount      Subaccount       Subaccount      Subaccount
Investment income
       Distributions                                                $        --      $       822      $     2,251     $     8,100
Expenses
       Mortality, expense risk and administrative charges                35,026              889            5,292           6,373
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                            (35,026)             (67)          (3,041)          1,727
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                           (308)              98          (47,269)          1,274
Net realized gain distribution from Fund                                211,055            5,938           55,621          55,255
Net unrealized appreciation (depreciation) on investment             (2,103,646)           1,025           42,704         (58,577)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                       (1,892,899)           7,061           51,056          (2,048)
Net increase (decrease) in net assets resulting from operations     $(1,927,925)     $     6,994      $    48,015     $      (321)
                                                                    ===========      ===========      ===========     ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                    Templeton
                                                                    Developing      Mutual Shares                   Wanger Foreign
                                                                      Markets        Investments    Wanger Twenty       Forty
                                                                    Subaccount       Subaccount       Subaccount      Subaccount
Investment income
       Distributions                                                $     1,047      $     1,894      $        --     $        --
Expenses
       Mortality, expense risk and administrative charges                 2,280            2,414            3,937           6,400
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                             (1,233)            (520)          (3,937)         (6,400)
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                           (189)           4,227             (134)             (1)
Net realized gain distribution from Fund                                     --            2,141            8,555          13,168
Net unrealized appreciation (depreciation) on investment                (95,747)          40,051           47,208        (136,361)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                          (95,936)          46,419           55,629        (123,194)
Net increase (decrease) in net assets resulting from operations     $   (97,169)     $    45,899      $    51,692     $  (129,594)
                                                                    ===========      ===========      ===========     ===========
                                                                                                     Federated U.S.  Federated High
                                                                    EAFE Equity     Bankers Trust        Gov't           Income
                                                                       Index        Dow 30 Series    Securities II     Bond Fund
                                                                     Subaccount       Subaccount       Subaccount    II Subaccount
Investment income
       Distributions                                                $        --      $     6,900      $    21,097     $    19,899
Expenses
       Mortality, expense risk and administrative charges                 3,264            3,383            9,092           4,477
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                             (3,264)           3,517           12,005          15,422
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                           (135)              (5)             467            (202)
Net realized gain distribution from Fund                                 12,795           13,490               --              --
Net unrealized appreciation (depreciation) on investment                (82,406)          (8,217)         109,953         (79,373)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                          (69,746)           5,268          110,420         (79,575)
Net increase (decrease) in net assets resulting from operations     $   (73,010)     $     8,785      $   122,425     $   (64,153)
                                                                    ===========      ===========      ===========     ===========
                                                                   Federated U.S.
                                                                     Gov't Bond      Janus Equity                   Janus Flexible
                                                                       Series           Income       Janus Growth       Income
                                                                     Subaccount       Subaccount      Subaccount     Subaccount(1)
Investment income
       Distributions                                                $    21,824      $    12,279      $     7,375     $    51,498
Expenses
       Mortality, expense risk and administrative charges                 2,454            9,956           29,844           5,009
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                             19,370            2,323          (22,469)         46,489
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                           (340)         (19,639)          (2,060)             77
Net realized gain distribution from Fund                                     --               --               --              --
Net unrealized appreciation (depreciation) on investment                 31,777          (98,235)      (1,112,058)          8,472
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                           31,437         (117,874)      (1,114,118)          8,549
Net increase (decrease) in net assets resulting from operations     $    50,807      $  (115,551)     $(1,136,587)    $    55,038
                                                                    ===========      ===========      ===========     ===========
                                                                   Morgan Stanley
                                                                    Focus Equity      Technology      Fidelity VIP    Fidelity VIP
                                                                       Series         Portfolio        Contrafund        Growth
                                                                     Subaccount       Subaccount       Subaccount(2)  Subaccount(3)
Investment income
       Distributions                                                $        --      $        --      $        --     $        --
Expenses
       Mortality, expense risk and administrative charges                 1,235           17,073              754             784
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                             (1,235)         (17,073)            (754)           (784)
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                         (2,698)           3,081             (480)         (1,281)
Net realized gain distribution from Fund                                    142              445               --              --
Net unrealized appreciation (depreciation) on investment                (43,612)      (1,347,637)          (8,018)        (44,576)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                          (46,168)      (1,344,111)          (8,498)        (45,857)
Net increase (decrease) in net assets resulting from operations     $   (47,403)     $(1,361,184)     $    (9,252)    $   (46,641)
                                                                    ===========      ===========      ===========     ===========
                                                                    Fidelity VIP                    Engemann Small   Bankers Trust
                                                                       Growth       Alger American    & Mid-Cap       NASDAQ 100
                                                                    Opportunities  Leveraged AllCap     Growth         Index(R)
                                                                    Subaccount(4)   Subaccount(5)    Subaccount(6)   Subaccount(7)
Investment income
       Distributions                                                $        --      $        --      $        --     $        --
Expenses
       Mortality, expense risk and administrative charges                   340            1,465              341              65
                                                                    -----------      -----------      -----------     -----------
Net investment income (loss)                                               (340)          (1,465)            (341)            (65)
                                                                    -----------      -----------      -----------     -----------
Net realized gain (loss) from share transactions                            (49)          (3,253)             161              --
Net realized gain distribution from Fund                                     --               --               --              --
Net unrealized appreciation (depreciation) on investment                (12,822)        (117,377)         (16,686)        (11,656)
                                                                    -----------      -----------      -----------     -----------
Net gain (loss) on investments                                          (12,871)        (120,630)         (16,525)        (11,656)
Net increase (decrease) in net assets resulting from operations     $   (13,211)     $  (122,095)     $   (16,866)    $   (11,721)
                                                                    ===========      ===========      ===========     ===========
                                                                     Sanford
                                                                  Bernstein Small
                                                                     Cap Value
                                                                   Subaccount(8)
Investment income
       Distributions                                                $        19
Expenses
       Mortality, expense risk and administrative charges                     4
                                                                    -----------
Net investment income (loss)                                                 15
                                                                    -----------
Net realized gain (loss) from share transactions                             22
Net realized gain distribution from Fund                                     --
Net unrealized appreciation (depreciation) on investment                    552
                                                                    -----------
Net gain (loss) on investments                                              574
Net increase (decrease) in net assets resulting from operations     $       589
                                                                    ===========

(1)   From inception February 15, 2000 to December 31, 2000
(2)   From inception June 9, 2000 to December 31, 2000
(3)   From inception June 28, 2000 to December 31, 2000
(4)   From inception June 9, 2000 to December 31, 2000
(5)   From inception June 9, 2000 to December 31, 2000
(6)   From inception August 25, 2000 to December 31, 2000
(7)   From inception September 20, 2000 to December 31, 2000
(8)   From inception December 8, 2000 to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                                                    Goodwin Multi-       Oakhurst
                                                                   Goodwin Money   Engemann Capital  Sector Fixed       Strategic
                                                                       Market           Growth          Income          Allocation
                                                                     Subaccount       Subaccount      Subaccount        Subaccount
From operations
       Net investment income (loss)                                 $   205,271      $   (81,421)     $   110,521      $    44,061
       Net realized gain (loss)                                              --          419,054              (14)         331,679
       Net unrealized appreciation (depreciation)                            --       (3,363,967)         (17,044)        (400,974)
                                                                    -----------      -----------      -----------      -----------
       Net increase (decrease) resulting from operations                205,271       (3,026,334)          93,463          (25,234)
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
       Participant deposits                                          18,158,192       12,894,285          815,980        2,143,252
       Participant transfers                                        (12,031,562)       4,120,341        1,241,367        1,002,477
       Participant withdrawals                                         (326,616)        (213,908)         (78,833)         (50,592)
                                                                    -----------      -----------      -----------      -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                              5,800,014       16,800,718        1,978,514        3,095,137
                                                                    -----------      -----------      -----------      -----------
       Net increase (decrease) in net assets                          6,005,285       13,774,384        2,071,977        3,069,903
Net assets
       Beginning of period                                            2,607,116        1,871,913          383,360          442,647
                                                                    -----------      -----------      -----------      -----------
       End of period                                                $ 8,612,401      $15,646,297      $ 2,455,337      $ 3,512,550
                                                                    ===========      ===========      ===========      ===========
                                                                                                     Duff & Phelps
                                                                      Aberdeen        Oakhurst       Real Estate    Seneca Strategic
                                                                    International     Balanced        Securities         Theme
                                                                     Subaccount      Subaccount       Subaccount       Subaccount
From operations
       Net investment income (loss)                                 $     8,997      $    45,253      $    40,575     $   (37,834)
       Net realized gain (loss)                                         266,754          310,372            1,049       1,004,576
       Net unrealized appreciation (depreciation)                      (693,375)        (387,651)         284,881      (2,572,021)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations               (417,624)         (32,026)         326,505      (1,605,279)
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                           1,757,942        2,798,349        1,502,379       4,671,805
       Participant transfers                                          1,986,076          435,669          243,626       3,819,874
       Participant withdrawals                                          (51,304)         (56,488)         (27,875)       (150,398)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                              3,692,714        3,177,530        1,718,130       8,341,281
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                          3,275,090        3,145,504        2,044,635       6,736,002
Net assets
       Beginning of period                                              663,790          271,462           14,411         748,480
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $ 3,938,880      $ 3,416,966      $ 2,059,046     $ 7,484,482
                                                                    ===========      ===========      ===========     ===========
                                                                                       Research                      Seneca Mid-Cap
                                                                   Aberdeen New     Enhanced Index   Engemann Nifty     Growth
                                                                  Asia Subaccount     Subaccount    Fifty Subaccount   Subaccount
From operations
       Net investment income (loss)                                 $     9,603      $     1,536      $   (24,143)    $   (20,348)
       Net realized gain (loss)                                             (60)          85,422            2,227         379,392
       Net unrealized appreciation (depreciation)                       (55,179)        (438,378)        (810,438)       (625,501)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations                (45,636)        (351,420)        (832,354)       (266,457)
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                             265,629        1,364,860        2,139,731       2,973,118
       Participant transfers                                            146,059        1,204,735        1,813,621       2,328,897
       Participant withdrawals                                           (1,278)        (122,294)         (72,701)        (36,425)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                                410,410        2,447,301        3,880,651       5,265,590
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                            364,774        2,095,881        3,048,297       4,999,133
Net assets
       Beginning of period                                               97,075        1,141,062          837,304         163,737
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $   461,849      $ 3,236,943      $ 3,885,601     $ 5,162,870
                                                                    ===========      ===========      ===========     ===========
                                                                                                        Sanford
                                                                   Oakhurst Growth  Hollister Value  Bernstein Mid-   Wanger U.S.
                                                                     and Income        Equity           Cap Value      Small Cap
                                                                     Subaccount      Subaccount        Subaccount      Subaccount
From operations
       Net investment income (loss)                                 $    (4,398)     $     3,777      $     2,064     $   (33,791)
       Net realized gain (loss)                                          23,458          220,098              222         226,939
       Net unrealized appreciation (depreciation)                      (405,937)         132,762           58,076         (99,280)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations               (386,877)         356,637           60,362          93,868
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                           2,609,437        1,414,511          352,133       4,340,933
       Participant transfers                                          3,084,635        1,142,592          171,523       2,904,586
       Participant withdrawals                                         (172,166)          (7,889)          (1,445)        (71,451)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                              5,521,906        2,549,214          522,211       7,174,068
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                          5,135,029        2,905,851          582,573       7,267,936
Net assets
       Beginning of period                                              862,513          160,537           24,552         919,457
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $ 5,997,542      $ 3,066,388      $   607,125     $ 8,187,393
                                                                    ===========      ===========      ===========     ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                      Wanger
                                                                   International    Templeton Asset    Templeton       Templeton
                                                                     Small Cap         Strategy          Growth      International
                                                                     Subaccount       Subaccount       Subaccount      Subaccount
From operations
       Net investment income (loss)                                 $   (35,026)     $       (67)     $    (3,041)    $     1,727
       Net realized gain (loss)                                         210,747            6,036            8,352          56,529
       Net unrealized appreciation (depreciation)                    (2,103,646)           1,025           42,704         (58,577)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations             (1,927,925)           6,994           48,015            (321)
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                           4,317,302          355,617          450,653         770,665
       Participant transfers                                          2,642,209            3,415          422,193         322,130
       Participant withdrawals                                          (83,892)            (552)            (872)         (4,431)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                              6,875,619          358,480          871,974       1,088,364
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                          4,947,694          365,474          919,989       1,088,043
Net assets
       Beginning of period                                              786,978           29,537           93,281         237,906
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $ 5,734,672      $   395,011      $ 1,013,270     $ 1,325,949
                                                                    ===========      ===========      ===========     ===========
                                                                     Templeton
                                                                     Developing     Mutual Shares                    Wanger Foreign
                                                                       Markets       Investments     Wanger Twenty       Forty
                                                                     Subaccount       Subaccount       Subaccount      Subaccount
From operations
       Net investment income (loss)                                 $    (1,233)     $      (520)     $    (3,937)    $    (6,400)
       Net realized gain (loss)                                            (189)           6,368            8,421          13,167
       Net unrealized appreciation (depreciation)                       (95,747)          40,051           47,208        (136,361)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations                (97,169)          45,899           51,692        (129,594)
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                             337,375          304,901          519,850         875,091
       Participant transfers                                             90,133           94,361          222,851         681,759
       Participant withdrawals                                           (1,176)          (4,228)          (7,467)         (3,013)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                                426,332          395,034          735,234       1,553,837
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                            329,163          440,933          786,926       1,424,243
Net assets
       Beginning of period                                               72,704           32,610           48,611          47,179
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $   401,867      $   473,543      $   835,537     $ 1,471,422
                                                                    ===========      ===========      ===========     ===========
                                                                                                     Federated U.S.  Federated High
                                                                    EAFE Equity      Bankers Trust       Gov't        Income Bond
                                                                       Index         Dow 30 Series   Securities II      Fund II
                                                                     Subaccount       Subaccount       Subaccount      Subaccount
From operations
       Net investment income (loss)                                 $    (3,264)     $     3,517      $    12,005     $    15,422
       Net realized gain (loss)                                          12,660           13,485              467            (202)
       Net unrealized appreciation (depreciation)                       (82,406)          (8,217)         109,953         (79,373)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations                (73,010)           8,785          122,425         (64,153)
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                             237,404          323,096          513,484         259,843
       Participant transfers                                            546,933          709,378        1,374,740         661,479
       Participant withdrawals                                           (2,714)          (7,635)         (28,902)        (29,907)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                                781,623        1,024,839        1,859,322         891,415
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                            708,613        1,033,624        1,981,747         827,262
Net assets
       Beginning of period                                               59,654              301          143,728          89,635
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $   768,267      $ 1,033,925      $ 2,125,475     $   916,897
                                                                    ===========      ===========      ===========     ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                   Federated U.S.
                                                                     Gov't Bond      Janus Equity                   Janus Flexible
                                                                       Series           Income       Janus Growth       Income
                                                                     Subaccount       Subaccount       Subaccount    Subaccount(1)
From operations
       Net investment income (loss)                                 $    19,370      $     2,323      $   (22,469)    $    46,489
       Net realized gain (loss)                                            (340)         (19,639)          (2,060)             77
       Net unrealized appreciation (depreciation)                        31,777          (98,235)      (1,112,058)          8,472
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations                 50,807         (115,551)      (1,136,587)         55,038
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                             303,917          951,566        4,544,672         609,973
       Participant transfers                                            527,743        1,514,852        3,741,044         767,138
       Participant withdrawals                                          (12,911)         (24,750)         (36,271)        (33,810)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                                818,749        2,441,668        8,249,445       1,343,301
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                            869,556        2,326,117        7,112,858       1,398,339
Net assets
       Beginning of period                                                4,244              302           39,348              --
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $   873,800      $ 2,326,419      $ 7,152,206     $ 1,398,339
                                                                    ===========      ===========      ===========     ===========
                                                                   Morgan Stanley
                                                                    Focus Equity      Technology      Fidelity VIP   Fidelity VIP
                                                                       Series         Portfolio        Contrafund       Growth
                                                                     Subaccount       Subaccount     Subaccount(2)   Subaccount(3)
From operations
       Net investment income (loss)                                 $    (1,235)     $   (17,073)     $      (754)    $      (784)
       Net realized gain (loss)                                          (2,556)           3,526             (480)         (1,281)
       Net unrealized appreciation (depreciation)                       (43,612)      (1,347,637)          (8,018)        (44,576)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations                (47,403)      (1,361,184)          (9,252)        (46,641)
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                             144,686        1,973,041          283,372         541,059
       Participant transfers                                            140,551        2,435,950          171,678         249,830
       Participant withdrawals                                               --          (22,544)          (1,005)             --
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                                285,237        4,386,447          454,045         790,889
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                            237,834        3,025,263          444,793         744,248
Net assets
       Beginning of period                                                  301              303               --              --
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $   238,135      $ 3,025,566      $   444,793     $   744,248
                                                                    ===========      ===========      ===========     ===========
                                                                   Fidelity VIP                     Engemann Small   Bankers Trust
                                                                      Growth       Alger American     & Mid-Cap        NASDAQ 100
                                                                   Opportunities  Leveraged AllCap      Growth          Index(R)
                                                                   Subaccount(4)    Subaccount(5)    Subaccount(6)    Subaccount(7)
From operations
       Net investment income (loss)                                 $      (340)     $    (1,465)     $      (341)    $       (65)
       Net realized gain (loss)                                             (49)          (3,253)             161              --
       Net unrealized appreciation (depreciation)                       (12,822)        (117,377)         (16,686)        (11,656)
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) resulting from operations                (13,211)        (122,095)         (16,866)        (11,721)
                                                                    -----------      -----------      -----------     -----------
From accumulation unit transactions
       Participant deposits                                             118,461          317,634          199,958          26,950
       Participant transfers                                            122,047          528,132           95,882          29,170
       Participant withdrawals                                           (1,516)          (1,499)            (160)             --
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                                238,992          844,267          295,680          56,120
                                                                    -----------      -----------      -----------     -----------
       Net increase (decrease) in net assets                            225,781          722,172          278,814          44,399
Net assets
       Beginning of period                                                   --               --               --              --
                                                                    -----------      -----------      -----------     -----------
       End of period                                                $   225,781      $   722,172      $   278,814     $    44,399
                                                                    ===========      ===========      ===========     ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                    Sanford
                                                                 Bernstein Small
                                                                    Cap Value
                                                                  Subaccount(8)
From operations
       Net investment income (loss)                                  $   15
       Net realized gain (loss)                                          22
       Net unrealized appreciation (depreciation)                       552
                                                                     ------
       Net increase (decrease) resulting from operations                589
                                                                     ------
From accumulation unit transactions
       Participant deposits                                           6,976
       Participant transfers                                             --
       Participant withdrawals                                           --
                                                                     ------
       Net increase (decrease) in net assets resulting
           from participant transactions                              6,976
                                                                     ------
       Net increase (decrease) in net assets                          7,565
Net assets
       Beginning of period                                               --
                                                                     ------
       End of period                                                 $7,565
                                                                     ======

(1)   From inception February 15, 2000 to December 31, 2000
(2)   From inception June 9, 2000 to December 31, 2000
(3)   From inception June 28, 2000 to December 31, 2000
(4)   From inception June 9, 2000 to December 31, 2000
(5)   From inception June 9, 2000 to December 31, 2000
(6)   From inception August 25, 2000 to December 31, 2000
(7)   From inception September 20, 2000 to December 31, 2000
(8)   From inception December 8, 2000 to December 31, 2000

                        See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                               OAKHURST
                                                     ENGEMANN       SENECA MID-           HOLLISTER           GROWTH AND
                                                    NIFTY FIFTY     CAP GROWTH          VALUE EQUITY            INCOME
                                                    SUBACCOUNT(1)   SUBACCOUNT(2)        SUBACCOUNT(3)       SUBACCOUNT(4)

FROM OPERATIONS
        Net investment income (loss)               $   (1,034)     $       (143)        $       165          $     2,761
        Net realized gain (loss)                           14             3,919               8,958               10,095
        Net unrealized appreciation (depreciation)     74,127            21,807               5,590               31,349
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting from
         operations                                   73,107            25,583              14,713               44,205
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                          616,304            83,178              84,409              528,959
        Participant transfers                         151,092            55,017              61,415              292,778
        Participant withdrawals                        (3,199)              (41)               -                  (3,429)
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions      764,197           138,154             145,824              818,308
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets         837,304           163,737             160,537              862,513
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $  837,304      $    163,737         $   160,537          $   862,513
                                                   ==========      ============         ===========          ===========

                                                                     ENGEMANN                                DUFF & PHELPS
                                                   SCHAFER MID-       CAPITAL             OAKHURST            REAL ESTATE
                                                    CAP VALUE         GROWTH              BALANCED            SECURITIES
                                                   SUBACCOUNT(5)    SUBACCOUNT(6)       SUBACCOUNT(7)        SUBACCOUNT(8)
FROM OPERATIONS
        Net investment income (loss)               $      276      $        309         $     1,597          $       306
        Net realized gain (loss)                           (1)          119,563               8,323                  -
        Net unrealized appreciation (depreciation)        271            29,852               3,210                  738
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting from
         operations                                       546           149,724              13,130                1,044
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            1,560           733,706             135,964               11,588
        Participant transfers                          22,446           990,777             128,507                1,779
        Participant withdrawals                           -              (2,294)             (6,139)                 -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant Transactions       24,006         1,722,189             258,332               13,367
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets          24,552         1,871,913             271,462               14,411
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $   24,552      $  1,871,913         $   271,462          $    14,411
                                                   ==========      ============         ===========          ===========

                                                                                           SENECA              OAKHURST
                                                    ABERDEEN         ABERDEEN             STRATEGIC            STRATEGIC
                                                  INTERNATIONAL      NEW ASIA               THEME             ALLOCATION
                                                  SUBACCOUNT(9)     SUBACCOUNT(10)      SUBACCOUNT(11)       SUBACCOUNT(12)

FROM OPERATIONS
        Net investment income (loss)               $    5,741      $        (35)        $      (862)         $     3,547
        Net realized gain (loss)                       53,886               140              71,082               17,593
        Net unrealized appreciation (depreciation)    (18,206)           10,046              34,592              (10,287)
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting from
         operations                                    41,421            10,151             104,812               10,853
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                          256,456            34,116             361,979              125,022
        Participant transfers                         368,002            53,014             283,784              306,772
        Participant withdrawals                        (2,089)             (206)             (2,095)                 -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions      622,369            86,924             643,668              431,794
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets         663,790            97,075             748,480              442,647
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $  663,790      $     97,075         $   748,480           $  442,647
                                                   ==========      ============         ===========          ===========

                       See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                       GOODWIN            RESEARCH
                                                     GOODWIN         MULTI-SECTOR         ENHANCED            WANGER U.S.
                                                   MONEY  MARKET    FIXED INCOME           INDEX               SMALL CAP
                                                  SUBACCOUNT(13)   SUBACCOUNT(14)       SUBACCOUNT(15)       SUBACCOUNT(16)

FROM OPERATIONS
        Net investment income (loss)               $   25,205      $      8,677         $     4,395          $      (813)
        Net realized gain (loss)                          -                 731              53,473                    0
        Net unrealized appreciation (depreciation)        -              (6,876)             (2,137)              56,783
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                               25,205             2,532              55,731               55,970
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        7,037,305           177,192             457,793              474,276
        Participant transfers                      (4,449,838)          209,586             632,610              391,035
        Participant withdrawals                        (5,556)           (5,950)             (5,072)              (1,824)
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions    2,581,911           380,828           1,085,331              863,487
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets       2,607,116           383,360           1,141,062              919,457
NET ASSETS
        Beginning of period                               -                 -                   -                    -
        End of period                              $2,607,116      $    383,360         $ 1,141,062          $   919,457
                                                   ==========      ============         ===========          ===========

                                                     WANGER
                                                   NTERNATIONAL       WANGER               WANGER              TEMPLETON
                                                    SMALL CAP         TWENTY            FOREIGN FORTY            STOCK
                                                   SUBACCOUNT(17)  SUBACCOUNT(18)       SUBACCOUNT(19)       SUBACCOUNT(20)
FROM OPERATIONS
        Net investment income (loss)               $     (795)     $        (41)        $       (26)         $       (79)
        Net realized gain (loss)                          650               215                 -                     78
        Net unrealized appreciation (depreciation)    189,379             2,962               7,837                4,637
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                              189,234             3,136               7,811                4,636
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                          345,288            33,080              26,318               86,744
        Participant transfers                         253,767            12,395              13,050                1,901
        Participant withdrawals                        (1,311)              -                   -                    -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions      597,744            45,475              39,368               88,645
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets         786,978            48,611              47,179               93,281
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $  786,978      $     48,611         $    47,179          $    93,281
                                                   ==========      ============         ===========          ===========

                                                    TEMPLETON                            TEMPLETON              MUTUAL
                                                      ASSET          TEMPLETON           DEVELOPING             SHARES
                                                   ALLOCATION      INTERNATIONAL           MARKETS            INVESTMENTS
                                                 SUBACCOUNT(21)    SUBACCOUNT(22)      SUBACCOUNT(23)        SUBACCOUNT(24)

FROM OPERATIONS
        Net investment income (loss)               $     (32)      $      (210)         $       (63)          $      (31)
        Net realized gain (loss)                            0                 1                   0                   (0)
        Net unrealized appreciation (depreciation)      2,006            14,766               9,109                  865
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                                1,974            14,557               9,046                  834
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                           20,304           175,301              42,201               21,526
        Participant transfers                           7,259            48,048              21,457               10,250
        Participant withdrawals                           -                -                    -                    -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions       27,563           223,349              63,658               31,776
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets          29,537           237,906              72,704               32,610
NET ASSETS
        Beginning of period                               -                -                    -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $   29,537      $    237,906         $    72,704          $    32,610
                                                   ==========      ============         ===========          ===========

                       See Notes to Financial Statements
                                       SA-10


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                                         FEDERATED            FEDERATED
                                                   EAFE EQUITY        BANKERS            U.S. GOV'T           HIGH INCOME
                                                      INDEX        TRUST DOW 30         SECURITIES II        BOND FUND II
                                                  SUBACCOUNT(25)  SUBACCOUNT(26)       SUBACCOUNT(27)       SUBACCOUNT(28)

FROM OPERATIONS
        Net investment income (loss)               $      693      $         (0)        $      (149)         $       (79)
        Net realized gain (loss)                        1,397               -                    (2)                   1
        Net unrealized appreciation (depreciation)      2,770                 1                (325)                 838
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
          from operations                               4,860                 1                (476)                 760
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            9,455               300              49,991               42,460
        Participant transfers                          45,376               -                96,234               46,415
        Participant withdrawals                           (37)              -                (2,021)                 -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
          resulting from participant transactions      54,794               300             144,204               88,875
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets          59,654               301             143,728               89,635
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $   59,654      $        301         $   143,728          $    89,635
                                                   ==========      ============         ===========          ===========

                                                                                                                MORGAN
                                                  FEDERATED U.S.   JANUS EQUITY            JANUS                STANLEY
                                                   GOV'T BOND         INCOME               GROWTH            FOCUS EQUITY
                                                  SUBACCOUNT(29)  SUBACCOUNT(30)       SUBACCOUNT(31)       SUBACCOUNT(32)
FROM OPERATIONS
        Net investment income (loss)               $        0      $         (0)        $       (3)          $        (0)
        Net realized gain (loss)                          -                 -                   -                     -
        Net unrealized appreciation (depreciation)         (0)                2                 476                    1
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                                    0                 2                 473                    1
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            4,244               300                 500                  300
        Participant transfers                             -                 -                38,375                   -
        Participant  withdrawals                          -                 -                   -                     -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
        resulting from participant transactions         4,244               300              38,875                  300
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets           4,244               302              39,348                  301
NET ASSETS
        Beginning of period                               -                 -                   -                     -
                                                   ----------      ------------         -----------          -----------
        End of period                              $    4,244      $        302         $    39,348          $       301
                                                   ==========      ============         ===========          ===========


                                                   TECHNOLOGY
                                                    PORTFOLIO
                                                  SUBACCOUNT(33)

FROM OPERATIONS
        Net investment income (loss)               $       (0)
        Net realized gain (loss)                          -
        Net unrealized appreciation (depreciation)          3
                                                   ----------
        Net increase (decrease) resulting
         from operations                                    3
                                                   ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                              300
        Participant transfers                             -
        Participant withdrawals                           -
                                                   ----------
        Net increase (decrease) in net assets
         resulting from participant transactions          300
                                                   ----------
        Net increase (decrease) in net assets             303
NET ASSETS
        Beginning of period                               -
                                                   ----------
        End of period                              $      303
                                                   ==========

                        See Notes to Financial Statements
                                        SA-11

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)

                Footnotes for Statement of Changes in Net Assets
                     For the period ended December 31, 1999

(1)  From inception September 1, 1999     to December 31, 1999
(2)  From inception September 3, 1999     to December 31, 1999
(3)  From inception August 30, 1999       to December 31, 1999
(4)  From inception August 30, 1999       to December 31, 1999
(5)  From inception August 30, 1999       to December 31, 1999
(6)  From inception August 24, 1999       to December 31, 1999
(7)  From inception September 1, 1999     to December 31, 1999
(8)  From inception November 1, 1999      to December 31, 1999
(9)  From inception October 20, 1999      to December 31, 1999
(10) From inception September 22, 1999    to December 31, 1999
(11) From inception September 1, 1999     to December 31, 1999
(12) From inception October 1, 1999       to December 31, 1999
(13) From inception August 11, 1999       to December 31, 1999
(14) From inception September 13, 1999    to December 31, 1999
(15) From inception September 1, 1999     to December 31, 1999
(16) From inception September 14, 1999    to December 31, 1999
(17) From inception August 30, 1999       to December 31, 1999
(18) From inception October 11, 1999      to December 31, 1999
(19) From inception October 25, 1999      to December 31, 1999
(20) From inception September 2, 1999     to December 31, 1999
(21) From inception October 4, 1999       to December 31, 1999
(22) From inception August 30, 1999       to December 31, 1999
(23) From inception November 1, 1999      to December 31, 1999
(24) From inception September 2, 1999     to December 31, 1999
(25) From inception October 14, 1999      to December 31, 1999
(26) From inception December 30, 1999     to December 31, 1999
(27) From inception September 2, 1999     to December 31, 1999
(28) From inception October 14, 1999      to December 31, 1999
(29) From inception December 28, 1999     to December 31, 1999
(30) From inception December 30, 1999     to December 31, 1999
(31) From inception December 28, 1999     to December 31, 1999
(32) From inception December 30, 1999     to December 31, 1999
(33) From inception December 30, 1999     to December 31, 1999

                       See Notes to Financial Statements
                                       SA-12

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Products Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity (R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 41 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ 100 Index(R) seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA"), and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchase and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                          Purchases         Sales
----------                                                          ---------         -----
The Phoenix Edge Series Fund:
       Phoenix-Aberdeen International Series                       $ 4,147,915     $   177,523
       Phoenix-Aberdeen New Asia Series                                428,961           8,686
       Phoenix-Bankers Trust Dow 30 Series                           1,045,226           2,622
       Phoenix-Duff & Phelps Real Estate Securities Series           1,813,929          53,736
       Phoenix-Engemann Capital Growth Series                       18,737,494       1,559,877
       Phoenix-Engemann Nifty Fifty Series                           4,054,565         195,618
       Phoenix-Engemann Small & Mid Cap Growth Series                  298,258           2,742
       Phoenix-Federated U.S. Government Bond Series                   890,768          52,097
       Phoenix-Goodwin Money Market Series                          15,693,882       9,685,030
       Phoenix-Goodwin Multi-Sector Fixed Income Series              2,343,261         252,664
       Phoenix-Hollister Value Equity Series                         2,818,605          43,833
       Phoenix-J.P.Morgan Research Enhanced Index Series             2,972,674         435,359
       Phoenix-Janus Equity Income Series                            2,834,965         389,258
       Phoenix-Janus Flexible Income Series                          1,422,087          31,291
       Phoenix-Janus Growth Series                                   8,390,778         158,544
       Phoenix-Morgan Stanley Focus Equity Series                      508,053         223,726
       Phoenix-Oakhurst Balanced Series                              4,033,493         482,859
       Phoenix-Oakhurst Growth and Income Series                     5,768,166         224,235
       Phoenix-Oakhurst Strategic Allocation Series                  3,631,492         158,468
       Phoenix-Sanford Bernstein Mid-Cap Value Series                  540,068          15,407
       Phoenix-Sanford Bernstein Small-Cap Value Series                  7,880             885
       Phoenix-Seneca Mid-Cap Growth Series                          5,915,881         285,589
       Phoenix-Seneca Strategic Theme Series                         9,545,164         234,695
       Phoenix-Bankers Trust NASDAQ 100 Index(R)                        56,104              18

The Alger American Fund
       Alger American Leveraged AllCap Portfolio                       879,517          36,197

Deutsche Asset Management VIT Funds
       EAFE(R) Equity Index Fund                                       802,288          10,592

Federated Insurance Series:
       Federated Fund for U.S. Government Securities II              2,158,284         285,445
       Federated High Income Bond Fund II                            1,046,375         138,946

Fidelity(R) Variable Insurance Products
       VIP Contrafund(R) Portfolio                                     466,152          12,552
       VIP Growth Opportunities Portfolio                              239,732             921
       VIP Growth Portfolio                                            811,354          20,910

Franklin Templeton Variable Insurance Products Trust:
       Mutual Shares Securities Fund -- Class 2                        636,076         239,099
       Templeton Asset Strategy Fund -- Class 2                        386,946          22,422
       Templeton Developing Markets Securities Fund -- Class 2         442,336          17,003
       Templeton Growth Securities Fund -- Class 2                   1,507,045         581,777
       Templeton International Securities Fund -- Class 2            1,215,937          69,795

The Universal Institutional Funds, Inc.
       Technology Portfolio                                          4,483,916         111,694

Wanger Advisors Trust:
       Wanger Foreign Forty                                          1,694,436         132,786
       Wanger International Small Cap                                7,271,525         216,184
       Wanger Twenty                                                   772,720          32,300
       Wanger U.S. Small Cap                                         7,675,746         304,013

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units)

                                                                                Subaccount
                                        --------------------------------------------------------------------------------------------

                                                                          Phoenix-        Phoenix-
                                          Phoenix-        Phoenix-     Goodwin Multi-     Oakhurst        Phoenix-         Phoenix-
                                          Goodwin         Engemann      Sector Fixed      Strategic       Aberdeen         Oakhurst
                                        Money Market   Capital Growth      Income        Allocation     International      Balanced
                                        ------------   --------------  --------------    ----------     -------------      --------
Units outstanding, beginning of period    1,282,887         772,860         186,171         202,038         280,635         124,588
Participant deposits                      8,714,618       5,543,682         388,765         976,811         821,455       1,274,071
Participant transfers                    (5,847,517)      1,712,114         592,241         452,637         918,096         201,777
Participant withdrawals                    (117,048)       (100,276)        (37,192)        (23,113)        (23,997)        (26,057)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period          4,032,940       7,928,380       1,129,985       1,608,373       1,996,189       1,574,379
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                        Phoenix-Duff &                                    Phoenix-                        Phoenix-
                                          Phelps Real                     Phoenix-       J.P. Morgan       Phoenix-         Seneca
                                            Estate     Phoenix-Seneca    Aberdeen New      Research     Engemann Nifty     Mid-Cap
                                          Securities   Strategic Theme      Asia        Enhanced Index      Fifty           Growth
                                        -------------- ---------------   ------------   --------------  --------------    --------
Units outstanding, beginning of period        6,716         285,080          41,474         530,124         349,721          59,092
Participant deposits                        648,633       1,688,119         126,172         658,273         909,458         901,922
Participant transfers                        96,170       1,333,285          69,916         585,094         768,711         701,552
Participant withdrawals                     (11,213)        (57,254)           (612)        (59,687)        (27,911)         (9,657)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period            740,306       3,249,230         236,950       1,713,804       1,999,979       1,652,909
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                                          Phoenix-
                                          Phoenix-                        Sanford-
                                          Oakhurst        Phoenix-        Bernstein     Wanger U.S.       Wanger         Templeton
                                         Growth and    Hollister Value       Mid-          Small       International        Asset
                                           Income          Equity         Cap Value         Cap          Small Cap        Strategy
                                         ----------    ---------------    ---------     -----------    -------------     ---------
Units outstanding, beginning of period      397,132          65,214          12,146         398,294         248,142          13,407
Participant deposits                      1,230,014         488,127         167,396       2,106,523       1,417,626         165,963
Participant transfers                     1,457,112         401,119          80,206       1,426,811         895,479           1,713
Participant withdrawals                    (100,515)         (3,557)           (500)        (34,736)        (28,747)           (236)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period          2,983,743         950,903         259,248       3,896,892       2,532,500         180,847
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                                         Templeton                                          Wanger
                                          Templeton       Templeton      Developing     Mutual Shares                      Foreign
                                           Growth       International      Markets       Investments   Wanger Twenty        Forty
                                          ---------     -------------    ----------     -------------  -------------       -------
Units outstanding, beginning of period       40,877         107,777          29,866          16,153          21,179          15,400
Participant deposits                        195,815         363,438         170,262         150,940         223,863         266,780
Participant transfers                       181,368         151,812          45,670          45,397          93,223         211,211
Participant withdrawals                         (10)         (2,173)           (636)         (2,022)         (2,660)           (959)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period            418,050         620,854         245,162         210,468         335,605         492,432
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                                                         Federated
                                                                                            High                           Phoenix-
                                                          Phoenix-      Federated U.S.     Income         Phoenix-          Janus
                                       EAFE(R) Equity  Bankers Trust   Gov't Securities  Bond Fund      Federated U.S.      Equity
                                            Index          Dow 30             II             II          Gov't Bond         Income
                                       --------------  -------------   ----------------  ----------     --------------     --------
Units outstanding, beginning of period       25,723             150          71,053          43,981           2,121             150
Participant deposits                        115,641         174,386         244,181         133,974         137,584         478,848
Participant transfers                       261,085         379,786         653,418         336,447         237,132         776,787
Participant withdrawals                      (1,358)         (4,077)        (13,294)        (15,397)         (5,838)        (12,420)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period            401,091         550,245         955,358         499,005         370,999       1,243,365
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                                       Phoenix-Morgan
                                        Phoenix-Janus   Phoenix-Janus   Stanley Focus     Technology    Fidelity VIP   Fidelity VIP
                                           Growth      Flexible Income     Equity         Portfolio     Contrafund(R)     Growth
                                        -------------  --------------- ---------------    ----------    -------------  ------------
Units outstanding, beginning of period       19,436               0             150             150               0               0
Participant deposits                      2,224,514         303,013          69,257         892,959         148,789         302,873
Participant transfers                     1,788,534         379,219          68,372       1,088,568          87,305         134,909
Participant withdrawals                     (19,353)        (16,790)             --          (6,402)           (591)              0
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period          4,013,131         665,442         137,779       1,975,275         235,503         437,782
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                                                         Phoenix-
                                                                           Phoenix-       Bankers          Phoenix-
                                        Fidelity VIP    Alger American  Engemann Small     Trust           Sanford
                                           Growth        Leverged All     & Mid Cap      NASDAQ 100    Bernstein Small
                                        Opportunities        Cap            Growth        Index(R)        & Mid Cap
                                        -------------   --------------  --------------   ----------    ---------------
Units outstanding, beginning of period            0               0               0               0               0
Participant deposits                         65,972         184,320         121,012          19,142           3,499
Participant transfers                        65,817         286,974          57,116          16,348               0
Participant withdrawals                        (828)           (946)            (49)              0               0
                                         ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period            130,961         470,348         178,079          35,490           3,499
                                         ==========      ==========      ==========      ==========      ==========

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable Insurance Company charges each Subaccount the daily equivalent of 0.40%, 0.375% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

      As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $4,771 during the period ended December 31, 2000.

      PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable.

      On surrender of a contract, contingent deferred sales charges, which vary from 0-9% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $25,455 for the period ended December 31, 2000.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix Variable intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, J.P. Morgan Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Sanford Bernstein Mid-Cap Value, Wanger U.S. Small-Cap, Wanger International Small-Cap, Templeton Asset Strategy, Templeton Growth, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE(R) Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Bankers Trust NASDAQ 100 Index(R), Sanford Bernstein Small-Cap Value (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHL VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

                         The
                         Phoenix
                           Edge(R)-VA               Option II

                              PHL Variable Accumulation Account
                              December 31, 2000

                              [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                                    Seneca                             Oakhurst          Sanford
                                                 Engemann          Mid-Cap          Hollister          Growth &       Bernstein Mid-
                                                Nifty Fifty     Growth Series      Value Equity         Income           Cap Value
                                                Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
Assets
        Investments at cost                     $ 4,209,956       $ 5,188,394       $ 1,836,877       $ 6,767,389       $   337,823
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $ 3,577,952       $ 4,607,611       $ 1,964,467       $ 6,400,649       $   379,392
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                         3,577,952         4,607,611         1,964,467         6,400,649           379,392
                                                -----------       -----------       -----------       -----------       -----------
Liabilities
        Accrued expenses to related party             3,821             4,641             1,850             6,611               371
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $ 3,574,131       $ 4,602,970       $ 1,962,617       $ 6,394,038       $   379,021
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                    1,873,988         1,490,652           628,051         3,237,422           150,251
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  1.907363       $  3.088103       $  3.125144       $  1.975174       $  2.522768
                                                ===========       ===========       ===========       ===========       ===========
                                                                                   Duff & Phelps
                                                 Engemann          Oakhurst         Real Estate         Aberdeen        Aberdeen New
                                              Capital Growth       Balanced          Securities      International          Asia
                                                Subaccount        Subaccount         Subaccount        Subaccount        Subaccount
Assets
        Investments at cost                     $12,954,969       $ 2,001,154       $   253,497       $ 3,062,647       $   236,626
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $10,665,902       $ 1,782,990       $   283,688       $ 2,565,237       $   206,058
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                        10,665,902         1,782,990           283,688         2,565,237           206,058
                                                -----------       -----------       -----------       -----------       -----------
Liabilities
        Accrued expenses to related party            11,068             1,800               260             2,650               218
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $10,654,834       $ 1,781,190       $   283,428       $ 2,562,587       $   205,840
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                    5,420,361           833,170           103,282         1,334,933           106,919
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  1.965840       $  2.137995       $  2.744418       $  1.919894       $  1.925324
                                                ===========       ===========       ===========       ===========       ===========
                                                                    Oakhurst                        Goodwin Multi-        Research
                                              Seneca Strategic     Strategic          Goodwin        Sector Fixed         Enhanced
                                                   Theme           Allocation       Money Market        Income             Index
                                                Subaccount         Subaccount        Subaccount       Subaccount         Subaccount
Assets
        Investments at cost                     $ 9,363,194       $ 1,381,428       $ 3,269,952       $ 2,366,128       $ 2,675,116
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $ 6,939,081       $ 1,232,237       $ 3,269,952       $ 2,338,291       $ 2,351,503
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                         6,939,081         1,232,237         3,269,952         2,338,291         2,351,503
Liabilities
        Accrued expenses to related party             7,328             1,264             3,057             2,356             2,420
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $ 6,931,753       $ 1,230,973       $ 3,266,895       $ 2,335,935       $ 2,349,083
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                    3,070,052           577,202         1,539,281         1,081,220         1,267,018
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  2.258017       $  2.132799       $  2.122496       $  2.160613       $  1.853798
                                                ===========       ===========       ===========       ===========       ===========
                                                                     Wanger
                                                 Wanger U.S.      International        Wanger            Wanger          Templeton
                                                  Small Cap         Small-Cap          Twenty        Foreign Forty         Growth
                                                 Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
Assets
        Investments at cost                     $ 5,785,621       $ 6,422,260       $   665,471       $ 1,078,859       $   360,153
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $ 5,619,645       $ 4,704,440       $   737,112       $ 1,027,737       $   379,401
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                         5,619,645         4,704,440           737,112         1,027,737           379,401
Liabilities
        Accrued expenses to related party             5,542             4,866               748             1,017               357
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $ 5,614,103       $ 4,699,574       $   736,364       $ 1,026,720       $   379,044
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                    2,706,101         2,133,604           302,958           352,471           153,054
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  2.074752       $  2.202796       $  2.430748       $  2.913116       $  2.476708
                                                ===========       ===========       ===========       ===========       ===========

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                                                   Templeton        Templeton
                                               Templeton Asset   International      Developing        Mutual Shares     EAFE Equity
                                                  Strategy           Fund             Markets         Investments          Index
                                                 Subaccount       Subaccount        Subaccount         Subaccount        Subaccount
Assets
        Investments at cost                     $   132,694       $ 1,030,332       $   264,387       $   227,989       $   277,613
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $   127,315       $ 1,001,471       $   211,314       $   251,161       $   251,882
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                           127,315         1,001,471           211,314           251,161           251,882
Liabilities
        Accrued expenses to related party               131               949               206               254               259
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $   127,184       $ 1,000,522       $   211,108       $   250,907       $   251,623
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                       57,977           458,588           129,302           113,188           134,844
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  2.193842       $  2.181896       $  1.632785       $  2.216882       $  1.866154
                                                ===========       ===========       ===========       ===========       ===========
                                                                 Federated U.S.      Federated       Federated U.S.
                                               Bankers Trust      Government        High Income        Government       Janus Equity
                                               Dow 30 Series     Securities II      Bond Fund II          Bond             Income
                                                Subaccount         Subaccount        Subaccount        Subaccount        Subaccount
Assets
        Investments at cost                     $   145,325       $ 1,220,834       $   526,556       $   483,360       $   873,372
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $   143,838       $ 1,286,896       $   488,774       $   508,378       $   814,728
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                           143,838         1,286,896           488,774           508,378           814,728
Liabilities
        Accrued expenses to related party               147             1,315               478               506               856
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $   143,691       $ 1,285,581       $   488,296       $   507,872       $   813,872
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                       73,669           590,609           265,656           216,475           433,217
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  1.950643       $  2.176853       $  1.838203       $  2.346258       $  1.878797
                                                ===========       ===========       ===========       ===========       ===========
                                               Morgan Stanley
                                                Focus Equity                                          Technology        Fidelity VIP
                                                   Series        Janus Growth      Janus Flexible      Portfolio         Contrafund
                                                 Subaccount        Subaccount        Subaccount       Subaccount         Subaccount
Assets
        Investments at cost                     $    93,872       $ 5,431,110       $   612,586       $ 3,244,071       $   381,480
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $    80,012       $ 4,691,554       $   617,624       $ 2,220,987       $   371,507
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                            80,012         4,691,554           617,624         2,220,987           371,507
Liabilities
        Accrued expenses to related party                85             4,896               642             2,477               364
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $    79,927       $ 4,686,658       $   616,982       $ 2,218,510       $   371,143
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                       47,995         2,589,131           293,455         1,432,650           198,876
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  1.665441       $  1.810252       $  2.102624       $  1.548642       $  1.866326
                                                ===========       ===========       ===========       ===========       ===========
                                                                                      Alger
                                                                  Fidelity VIP       American         Engemann           Sanford
                                                Fidelity VIP         Growth         Leveraged        Small & Mid        Bernstein
                                                   Growth        Opportunities        AllCap          Cap Growth       Global Value
                                                 Subaccount        Subaccount       Subaccount        Subaccount        Subaccount
Assets
        Investments at cost                     $   387,926       $   188,500       $   643,412       $   490,142       $       154
                                                ===========       ===========       ===========       ===========       ===========
        Investments at market                   $   350,870       $   167,063       $   551,894       $   438,882       $       157
                                                -----------       -----------       -----------       -----------       -----------
             Total assets                           350,870           167,063           551,894           438,882               157
Liabilities
        Accrued expenses to related party               344               165               542               372                --
                                                -----------       -----------       -----------       -----------       -----------
Net assets                                      $   350,526       $   166,898       $   551,352       $   438,510       $       157
                                                ===========       ===========       ===========       ===========       ===========
Accumulation units outstanding                      203,898            98,447           361,924           300,882                77
                                                ===========       ===========       ===========       ===========       ===========
Unit value                                      $  1.719239       $  1.695423       $  1.523497       $  1.457513       $  2.027875
                                                ===========       ===========       ===========       ===========       ===========
                                                Bankers Trust
                                                 NASDAQ 100
                                                  Index(R)
                                                 Subaccount
Assets
        Investments at cost                     $   117,900
                                                ===========
        Investments at market                   $    91,251
                                                -----------
             Total assets                            91,251
Liabilities
        Accrued expenses to related party               101
                                                -----------
Net assets                                      $    91,150
                                                ===========
Accumulation units outstanding                       69,546
                                                ===========
Unit value                                      $  1.310733
                                                ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                                                                         Oakhurst
                                                                  Engemann Nifty     Seneca Mid-   Hollister Value      Growth and
                                                                       Fifty         Cap Growth         Equity            Income
                                                                    Subaccount       Subaccount       Subaccount        Subaccount
Investment income
        Distributions                                               $        --      $        --      $     8,435      $    30,584
Expenses
        Mortality, expense risk and administrative charges               36,967           28,829            9,473           51,560
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                            (36,967)         (28,829)          (1,038)         (20,976)
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                        (11,016)         (20,205)             (54)          (6,126)
Net realized gain distribution from Fund                                     --          349,470          141,286           25,064
Net unrealized appreciation (depreciation) on investment               (736,311)        (602,989)         120,676         (434,933)
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                         (747,327)        (273,724)         261,908         (415,995)
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $  (784,294)     $  (302,553)     $   260,870      $  (436,971)
                                                                    ===========      ===========      ===========      ===========
                                                                       Sanford         Engemann                       Duff & Phelps
                                                                    Bernstein Mid-      Capital         Oakhurst       Real Estate
                                                                      Cap Value         Growth          Balanced        Securities
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
Investment income
        Distributions                                               $     2,409      $       515      $    33,470      $     5,887
Expenses
        Mortality, expense risk and administrative charges                1,782           86,761           11,810            1,581
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                                627          (86,246)          21,660            4,306
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                            (75)         (13,951)           1,009             (784)
Net realized gain distribution from Fund                                     --          342,825          180,824               --
Net unrealized appreciation (depreciation) on investment                 41,177       (2,389,158)        (218,394)          27,627
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                           41,102       (2,060,284)         (36,561)          26,843
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $    41,729      $(2,146,530)     $   (14,901)     $    31,149
                                                                    ===========      ===========      ===========      ===========
                                                                                                       Seneca           Oakhurst
                                                                      Aberdeen      Aberdeen New      Strategic         Strategic
                                                                    International       Asia            Theme          Allocation
                                                                     Subaccount      Subaccount       Subaccount       Subaccount
Investment income
        Distributions                                               $    18,551      $     6,158      $        --      $    21,423
Expenses
        Mortality, expense risk and administrative charges               19,638            2,164           64,771            7,561
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                             (1,087)           3,994          (64,771)          13,862
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                         (1,588)            (563)          (8,712)              94
Net realized gain distribution from Fund                                185,583               --          937,479          117,054
Net unrealized appreciation (depreciation) on investment               (497,730)         (37,404)      (2,459,501)        (148,651)
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                         (313,735)         (37,967)      (1,530,734)         (31,503)
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $  (314,822)     $   (33,973)     $(1,595,505)     $   (17,641)
                                                                    ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (continued)

                                                                                   Goodwin Multi-      Research
                                                                                    Sector Fixed       Enhanced        Wanger U.S.
                                                                     Goodwin           Income            Index          Small Cap
                                                                   Money Market      Subaccount       Subaccount        Subaccount
Investment income
        Distributions                                               $   125,383      $   132,982      $    16,950      $     2,345
Expenses
        Mortality, expense risk and administrative charges               26,498           18,127           21,756           40,498
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                             98,885          114,855           (4,806)         (38,153)
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                             --            1,003              666          (10,088)
Net realized gain distribution from Fund                                     --               --           64,241          241,512
Net unrealized appreciation (depreciation) on investment                     --          (25,493)        (325,647)        (227,262)
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                               --          (24,490)        (260,740)           4,162
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $    98,885      $    90,365      $  (265,546)     $   (33,991)
                                                                    ===========      ===========      ===========      ===========
                                                                      Wanger
                                                                   International       Wanger           Wanger          Templeton
                                                                     Small Cap         Twenty       Foreign Forty         Growth
                                                                    Subaccount       Subaccount       Subaccount        Subaccount
Investment income
        Distributions                                               $        --      $        --      $        --      $     1,726
Expenses
        Mortality, expense risk and administrative charges               41,856            5,547            4,952            3,096
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                            (41,856)          (5,547)          (4,952)          (1,370)
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                         (8,094)          (1,864)          (2,534)         (16,729)
Net realized gain distribution from Fund                                210,498            8,037            5,827           41,351
Net unrealized appreciation (depreciation) on investment             (1,849,043)          63,236          (70,033)          (6,494)
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                       (1,646,639)          69,409          (66,740)          18,128
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $(1,688,495)     $    63,862      $   (71,692)     $    16,758
                                                                    ===========      ===========      ===========      ===========
                                                                                      Templeton        Templeton
                                                                     Templeton      International      Developing     Mutual Shares
                                                                   Asset Strategy        Fund            Markets       Investments
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
Investment income
        Distributions                                               $     1,368      $     6,439      $       735      $     1,415
Expenses
        Mortality, expense risk and administrative charges                1,149            6,601            1,757            2,196
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                                219             (162)          (1,022)            (781)
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                         (4,232)            (220)             (23)             938
Net realized gain distribution from Fund                                 10,777           42,519               --            1,452
Net unrealized appreciation (depreciation) on investment                (10,332)         (52,199)         (55,482)          20,340
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                           (3,787)          (9,900)         (55,505)          22,730
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $    (3,568)     $   (10,062)     $   (56,527)     $    21,949
                                                                    ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                    Federated U.S.
                                                                                                      Government       Federated
                                                                    EAFE Equity     Bankers Trust    Securities II    High Income
                                                                       Index        Dow 30 Series        Fund         Bond Fund II
                                                                    Subaccount      Subaccount(1)     Subaccount       Subaccount
Investment income
        Distributions                                               $        --      $     1,051      $    30,343      $    10,582
Expenses
        Mortality, expense risk and administrative charges                1,908              801           10,321            3,023
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                             (1,908)             250           20,022            7,559
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                         (1,747)             (27)             871             (235)
Net realized gain distribution from Fund                                  4,194            1,886               --               --
Net unrealized appreciation (depreciation) on investment                (31,419)          (1,487)          67,136          (39,900)
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                          (28,972)             372           68,007          (40,135)
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $   (30,880)     $       622      $    88,029      $   (32,576)
                                                                    ===========      ===========      ===========      ===========
                                                                   Federated U.S.                        Morgan
                                                                     Government      Janus Equity     Stanley Focus
                                                                        Bond            Income        Equity Series    Janus Growth
                                                                     Subaccount      Subaccount(2)    Subaccount(3)     Subaccount
Investment income
        Distributions                                               $    14,088      $     4,344      $        --      $     4,991
Expenses
        Mortality, expense risk and administrative charges                2,440            5,398              605           30,385
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                             11,648           (1,054)            (605)         (25,394)
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                            (80)             397           (1,027)          (3,646)
Net realized gain distribution from Fund                                     --               --               62               --
Net unrealized appreciation (depreciation) on investment                 25,030          (58,644)         (13,860)        (740,158)
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                           24,950          (58,247)         (14,825)        (743,804)
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $    36,598      $   (59,301)     $   (15,430)     $  (769,198)
                                                                    ===========      ===========      ===========      ===========
                                                                                      Technology     Fidelity VIP      Fidelity VIP
                                                                   Janus Flexible     Portfolio       Contrafund          Growth
                                                                     Subaccount       Subaccount     Subaccount(4)     Subaccount(5)
Investment income
        Distributions                                               $    23,228      $        --      $        --      $        --
Expenses
        Mortality, expense risk and administrative charges                3,281           19,037            1,092            1,052
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                             19,947          (19,037)          (1,092)          (1,052)
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                            (11)         (10,250)            (107)          (1,094)
Net realized gain distribution from Fund                                     --              391               --               --
Net unrealized appreciation (depreciation) on investment                  5,046       (1,023,310)          (9,973)         (37,056)
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                            5,035       (1,033,169)         (10,080)         (38,150)
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $    24,982      $(1,052,206)     $   (11,172)     $   (39,202)
                                                                    ===========      ===========      ===========      ===========
                                                                                       Alger           Engemann
                                                                   Fidelity VIP      American        Small & Mid-        Sanford
                                                                      Growth         Leveraged        Cap Growth        Bernstein
                                                                   Opportunities       AllCap           Series         Global Value
                                                                   Subaccount(6)    Subaccount(7)    Subaccount(8)     Subaccount(9)
Investment income
        Distributions                                               $        --      $        --      $        --      $        --
Expenses
        Mortality, expense risk and administrative charges                  622            1,910              923               --
                                                                    -----------      -----------      -----------      -----------
Net investment income (loss)                                               (622)          (1,910)            (923)              --
                                                                    -----------      -----------      -----------      -----------
Net realized gain (loss) from share transactions                           (106)          (3,255)             621               --
Net realized gain distribution from Fund                                     --               --               --               --
Net unrealized appreciation (depreciation) on investment                (21,437)         (91,518)         (51,260)               3
                                                                    -----------      -----------      -----------      -----------
Net gain (loss) on investments                                          (21,543)         (94,773)         (50,639)               3
                                                                    -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting from operations     $   (22,165)     $   (96,683)     $   (51,562)     $         3
                                                                    ===========      ===========      ===========      ===========
                                                                    Bankers Trust
                                                                     Nasdaq 100
                                                                      Index(R)
                                                                   Subaccount(10)
Investment income
        Distributions                                               $        --
Expenses
        Mortality, expense risk and administrative charges                  205
                                                                    -----------
Net investment income (loss)                                               (205)
                                                                    -----------
Net realized gain (loss) from share transactions                             --
Net realized gain distribution from Fund                                     --
Net unrealized appreciation (depreciation) on investment                (26,649)
                                                                    -----------
Net gain (loss) on investments                                          (26,649)
                                                                    -----------
Net increase (decrease) in net assets resulting from operations     $   (26,854)
                                                                    ===========

                        See Notes to Financial Statements

(1)   From inception January 24, 2000 to December 31, 2000
(2)   From inception January 3, 2000 to December 31, 2000
(3)   From inception February 10, 2000 to December 31, 2000
(4)   From inception July 3, 2000 to December 31, 2000
(5)   From inception June 9, 2000 to December 31, 2000
(6)   From inception July 3, 2000 to December 31, 2000
(7)   From inception June 14, 2000 to December 31, 2000
(8)   From inception September 5, 2000 to December 31, 2000
(9)   From inception December 13, 2000 to December 31, 2000
(10)  From inception September 5, 2000 to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                                                                         Oakhurst
                                                                   Engemann Nifty    Seneca Mid-     Hollister Value    Growth and
                                                                       Fifty         Cap Growth          Equity           Income
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
From operations
        Net investment income (loss)                                $   (36,967)     $   (28,829)     $    (1,038)     $   (20,976)
        Net realized gain (loss)                                        (11,016)         329,265          141,232           18,938
        Net unrealized appreciation (depreciation)                     (736,311)        (602,989)         120,676         (434,933)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations              (784,294)        (302,553)         260,870         (436,971)
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                          2,237,449        3,385,790        1,047,150        3,377,550
        Participant transfers                                         1,270,930        1,583,093          609,702        2,643,751
        Participant withdrawals                                        (186,027)        (214,797)         (31,559)        (354,373)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                            3,322,352        4,754,086        1,625,293        5,666,928
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                         2,538,058        4,451,533        1,886,163        5,229,957
Net assets
        Beginning of period                                           1,036,073          151,437           76,454        1,164,081
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $ 3,574,131      $ 4,602,970      $ 1,962,617      $ 6,394,038
                                                                    ===========      ===========      ===========      ===========
                                                                      Sanford         Engemann                        Duff & Phelps
                                                                   Bernstein Mid-      Capital          Oakhurst       Real Estate
                                                                     Cap Value          Growth          Balanced        Securities
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
From operations
        Net investment income (loss)                                $       627      $   (86,246)     $    21,660      $     4,306
        Net realized gain (loss)                                            (75)         328,874          181,833             (784)
        Net unrealized appreciation (depreciation)                       41,177       (2,389,158)        (218,394)          27,627
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations                41,729       (2,146,530)         (14,901)          31,149
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                            200,543        7,607,307          867,785          126,916
        Participant transfers                                           119,476        3,802,870          742,941          108,987
        Participant withdrawals                                             (26)        (216,959)         (17,736)         (38,121)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                              319,993       11,193,218        1,592,990          197,782
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                           361,722        9,046,688        1,578,089          228,931
Net assets
        Beginning of period                                              17,299        1,608,146          203,101           54,497
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $   379,021      $10,654,834      $ 1,781,190      $   283,428
                                                                    ===========      ===========      ===========      ===========
                                                                                                         Seneca          Oakhurst
                                                                      Aberdeen       Aberdeen New      Strategic        Strategic
                                                                   International         Asia            Theme          Allocation
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
From operations
        Net investment income (loss)                                $    (1,087)     $     3,994      $   (64,771)     $    13,862
        Net realized gain (loss)                                        183,995             (563)         928,767          117,148
        Net unrealized appreciation (depreciation)                     (497,730)         (37,404)      (2,459,501)        (148,651)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations              (314,822)         (33,973)      (1,595,505)         (17,641)
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                          1,458,275          142,751        4,309,701          591,303
        Participant transfers                                         1,204,986           35,335        2,987,945          556,998
        Participant withdrawals                                         (74,951)         (17,227)        (160,558)         (15,520)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                            2,588,310          160,859        7,137,088        1,132,781
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                         2,273,488          126,886        5,541,583        1,115,140
Net assets
        Beginning of period                                             289,099           78,954        1,390,170          115,833
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $ 2,562,587      $   205,840      $ 6,931,753      $ 1,230,973
                                                                    ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                      Goodwin         Research
                                                                  Goodwin Money     Multi-Sector      Enhanced         Wanger U.S.
                                                                      Market        Fixed Income        Index           Small Cap
                                                                    Subaccount       Subaccount       Subaccount       Subaccount
From operations
        Net investment income (loss)                                $    98,885      $   114,855      $    (4,806)     $   (38,153)
        Net realized gain (loss)                                             --            1,003           64,907          231,424
        Net unrealized appreciation (depreciation)                           --          (25,493)        (325,647)        (227,262)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations                98,885           90,365         (265,546)         (33,991)
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                         10,071,449          916,364        1,099,766        3,090,188
        Participant transfers                                        (8,678,052)       1,042,612          688,543        1,909,656
        Participant withdrawals                                        (245,690)        (124,951)        (126,886)        (124,980)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                            1,147,707        1,834,025        1,661,423        4,874,864
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                         1,246,592        1,924,390        1,395,877        4,840,873
Net assets
        Beginning of period                                           2,020,303          411,545          953,206          773,230
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $ 3,266,895      $ 2,335,935      $ 2,349,083      $ 5,614,103
                                                                    ===========      ===========      ===========      ===========
                                                                       Wanger
                                                                    International       Wanger          Wanger          Templeton
                                                                      Small Cap         Twenty       Foreign Forty        Growth
                                                                     Subaccount       Subaccount       Subaccount       Subaccount
From operations
        Net investment income (loss)                                $   (41,856)     $    (5,547)     $    (4,952)     $    (1,370)
        Net realized gain (loss)                                        202,404            6,173            3,293           24,622
        Net unrealized appreciation (depreciation)                   (1,849,043)          63,236          (70,033)          (6,494)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations            (1,688,495)          63,862          (71,692)          16,758
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                          4,159,068          539,906          780,099           73,795
        Participant transfers                                         1,913,469           54,522          321,864          116,668
        Participant withdrawals                                        (232,336)         (30,054)         (62,382)          (9,617)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                            5,840,201          564,374        1,039,581          180,846
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                         4,151,706          628,236          967,889          197,604
Net assets
        Beginning of period                                             547,868          108,128           58,831          181,440
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $ 4,699,574      $   736,364      $ 1,026,720      $   379,044
                                                                    ===========      ===========      ===========      ===========
                                                                                      Templeton        Templeton
                                                                     Templeton      International      Developing     Mutual Shares
                                                                   Asset Strategy       Fund            Markets        Investments
                                                                     Subaccount      Subaccount        Subaccount       Subaccount
From operations
        Net investment income (loss)                                $       219      $      (162)     $    (1,022)     $      (781)
        Net realized gain (loss)                                          6,545           42,299              (23)           2,390
        Net unrealized appreciation (depreciation)                      (10,332)         (52,199)         (55,482)          20,340
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations                (3,568)         (10,062)         (56,527)          21,949
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                             68,970          471,706          178,844           48,287
        Participant transfers                                            37,121          328,384           75,765          104,652
        Participant withdrawals                                         (38,947)         (10,952)          (5,924)          (3,372)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                               67,144          789,138          248,685          149,567
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                            63,576          779,076          192,158          171,516
Net assets
        Beginning of period                                              63,608          221,446           18,950           79,391
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $   127,184      $ 1,000,522      $   211,108      $   250,907
                                                                    ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                   Federated U.S.       Federated
                                                                    EAFE Equity     Bankers Trust       Gov't          High Income
                                                                       Index        Dow 30 Series   Securities II      Bond Fund II
                                                                    Subaccount      Subaccount(1)     Subaccount        Subaccount
From operations
        Net investment income (loss)                                $    (1,908)     $       250      $    20,022      $     7,559
        Net realized gain (loss)                                          2,447            1,859              871             (235)
        Net unrealized appreciation (depreciation)                      (31,419)          (1,487)          67,136          (39,900)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations               (30,880)             622           88,029          (32,576)
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                            156,896           39,552          387,124          327,922
        Participant transfers                                            64,020          105,319          634,091          161,382
        Participant withdrawals                                         (39,943)          (1,802)        (110,829)         (57,862)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                              180,973          143,069          910,386          431,442
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                           150,093          143,691          998,415          398,866
Net assets
        Beginning of period                                             101,530               --          287,166           89,430
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $   251,623      $   143,691      $ 1,285,581      $   488,296
                                                                    ===========      ===========      ===========      ===========
                                                                   Federated U.S.                       Morgan
                                                                     Gov't Bond     Janus Equity     Stanley Focus
                                                                       Series          Income        Equity Series     Janus Growth
                                                                     Subaccount     Subaccount(2)    Subaccount(3)      Subaccount
From operations
        Net investment income (loss)                                $    11,648      $    (1,054)     $      (605)     $   (25,394)
        Net realized gain (loss)                                            (80)             397             (965)          (3,646)
        Net unrealized appreciation (depreciation)                       25,030          (58,644)         (13,860)        (740,158)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations                36,598          (59,301)         (15,430)        (769,198)
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                            211,225          581,138           59,918        3,586,433
        Participant transfers                                           262,827          294,059           35,583        1,821,651
        Participant withdrawals                                          (7,798)          (2,024)            (144)          (6,963)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                              466,254          873,173           95,357        5,401,121
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                           502,852          813,872           79,927        4,631,923
Net assets
        Beginning of period                                               5,020               --               --           54,735
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $   507,872      $   813,872      $    79,927      $ 4,686,658
                                                                    ===========      ===========      ===========      ===========
                                                                   Janus Flexible     Technology      Fidelity VIP     Fidelity VIP
                                                                       Income         Portfolio        Contrafund         Growth
                                                                     Subaccount       Subaccount      Subaccount(4)    Subaccount(5)
From operations
        Net investment income (loss)                                $    19,947      $   (19,037)     $    (1,092)     $    (1,052)
        Net realized gain (loss)                                            (11)          (9,859)            (107)          (1,094)
        Net unrealized appreciation (depreciation)                        5,046       (1,023,310)          (9,973)         (37,056)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations                24,982       (1,052,206)         (11,172)         (39,202)
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                            289,778        2,141,190          225,708          315,264
        Participant transfers                                           309,047        1,137,306          157,484           74,464
        Participant withdrawals                                         (11,845)         (26,201)            (877)              --
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                              586,980        3,252,295          382,315          389,728
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                           611,962        2,200,089          371,143          350,526
Net assets
        Beginning of period                                               5,020           18,421               --               --
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $   616,982      $ 2,218,510      $   371,143      $   350,526
                                                                    ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                        Alger         Engemann
                                                                    Fidelity VIP       American     Small & Mid-        Sanford
                                                                       Growth         Leveraged      Cap Growth        Bernstein
                                                                   Opportunities       All-Cap          Series        Global Value
                                                                   Subaccount(6)    Subaccount(7)    Subaccount(8)    Subaccount(9)
From operations
        Net investment income (loss)                                $      (622)     $    (1,910)     $      (923)     $        --
        Net realized gain (loss)                                           (106)          (3,255)             621               --
        Net unrealized appreciation (depreciation)                      (21,437)         (91,518)         (51,260)               3
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) resulting from operations               (22,165)         (96,683)         (51,562)               3
                                                                    -----------      -----------      -----------      -----------
From accumulation unit transactions
        Participant deposits                                            141,577          530,496          268,510               15
        Participant transfers                                            60,180          118,307          221,562              140
        Participant withdrawals                                         (12,694)            (768)              --               (1)
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                              189,063          648,035          490,072              154
                                                                    -----------      -----------      -----------      -----------
        Net increase (decrease) in net assets                           166,898          551,352          438,510              157
Net assets
        Beginning of period                                                  --               --               --               --
                                                                    -----------      -----------      -----------      -----------
        End of period                                               $   166,898      $   551,352      $   438,510      $       157
                                                                    ===========      ===========      ===========      ===========
                                                                   Bankers Trust
                                                                     Nasdaq 100
                                                                      Index(R)
                                                                   Subaccount(10)
From operations
        Net investment income (loss)                                $      (205)
        Net realized gain (loss)                                             --
        Net unrealized appreciation (depreciation)                      (26,649)
                                                                    -----------
        Net increase (decrease) resulting from operations               (26,854)
                                                                    -----------
From accumulation unit transactions
        Participant deposits                                             48,711
        Participant transfers                                            69,293
        Participant withdrawals                                              --
                                                                    -----------
        Net increase (decrease) in net assets resulting
             from participant transactions                              118,004
                                                                    -----------
        Net increase (decrease) in net assets                            91,150
Net assets
        Beginning of period                                                  --
                                                                    -----------
        End of period                                               $    91,150
                                                                    ===========

(1)   From inception   January 24, 2000    to December 31, 2000
(2)   From inception   January 3, 2000     to December 31, 2000
(3)   From inception   February 10, 2000   to December 31, 2000
(4)   From inception   July 3, 2000        to December 31, 2000
(5)   From inception   June 9, 2000        to December 31, 2000
(6)   From inception   July 3, 2000        to December 31, 2000
(7)   From inception   June 14, 2000       to December 31, 2000
(8)   From inception   September 5, 2000   to December 31, 2000
(9)   From inception   December 13, 2000   to December 31, 2000
(10)  From inception   September 5, 2000   to December 31, 2000

                        See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                        OAKHURST
                                                                          ENGEMANN        SENECA  MID-    HOLLISTER    GROWTH AND
                                                                        NIFTY  FIFTY      CAP GROWTH     VALUE EQUITY    INCOME
                                                                       SUBACCOUNT(1)     SUBACCOUNT(2)  SUBACCOUNT(3) SUBACCOUNT(4)
 FROM OPERATIONS
        Net investment income (loss)                                     $   (1,788)     $      192       $      12     $   2,824
        Net realized gain (loss)                                                291           3,708           4,245        13,731
        Net unrealized appreciation (depreciation)                          104,307          22,206           6,914        68,193
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                   102,810          25,722          11,171        84,748
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                647,573          56,273          40,690       641,134
        Participant transfers                                               290,149          69,442          24,920       445,203
        Participant withdrawals                                              (4,459)            -              (327)       (7,004)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
         participant transactions                                           933,263         125,715          65,283     1,079,333
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                             1,036,073         151,437          76,454     1,164,081
NET ASSETS
        Beginning of period                                                     -               -               -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $1,036,073      $  151,437       $  76,454    $1,164,081
                                                                         ==========       =========       =========    ==========

                                                                                           ENGEMANN                   DUFF & PHELPS
                                                                        SCHAFER MID-       CAPITAL         OAKHURST    REAL ESTATE
                                                                         CAP VALUE          GROWTH         BALANCED    SECURITIES
                                                                       SUBACCOUNT(5)     SUBACCOUNT(6)   SUBACCOUNT(7)SUBACCOUNT(8)

FROM OPERATIONS
        Net investment income (loss)                                     $      184      $   (1,268)      $   1,228    $    1,095
        Net realized gain (loss)                                                 (0)        101,566           5,806            23
        Net unrealized appreciation (depreciation)                              392         100,091             230         2,564
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                       576         200,389           7,264         3,682
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                 11,642         979,825         145,985        12,726
        Participant transfers                                                 5,081         433,228          50,014        38,089
        Participant withdrawals                                                 -            (5,296)           (162)          -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           16,723       1,407,757         195,837        50,815
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                                17,299       1,608,146         203,101        54,497
NET ASSETS
        Beginning of period                                                     -              -                -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $   17,299      $1,608,146       $ 203,101    $   54,497
                                                                         ==========       =========       =========    ==========

                                                                                                          SENECA        OAKHURST
                                                                          ABERDEEN       ABERDEEN        STRATEGIC      STRATEGIC
                                                                        INTERNATIONAL    NEW ASIA         THEME        ALLOCATION
                                                                        SUBACCOUNT(9)  SUBACCOUNT(10) SUBACCOUNT(11) SUBACCOUNT(12)

FROM OPERATIONS
        Net investment income (loss)                                     $    2,340       $     (32)     $   (1,782)   $      881
        Net realized gain (loss)                                             23,454              90         134,906         4,659
        Net unrealized appreciation (depreciation)                              320           6,836          35,388          (540)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                    26,114           6,894         168,512         5,000
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                121,951          54,459         862,478        61,704
        Participant transfers                                               141,084          17,601         362,478        49,129
        Participant withdrawals                                                 (50)             -           (3,533)           -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                          262,985          72,060       1,221,658       110,833
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                               289,099          78,954       1,390,170       115,833
                                                                         ----------       ---------       ---------    ----------
NET ASSETS
        Beginning of period                                                     -               -              -              -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $ $289,099       $  78,954      $1,390,170    $  115,833
                                                                         ==========       =========       =========    ==========

                       See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                                          GOODWIN       RESEARCH
                                                                           GOODWIN      MULTI-SECTOR    ENHANCED      WANGER U.S.
                                                                        MONEY MARKET    FIXED INCOME       INDEX        SMALL CAP
                                                                       SUBACCOUNT(13)  SUBACCOUNT(14) SUBACCOUNT(15) SUBACCOUNT(16)

FROM OPERATIONS
        Net investment income (loss)                                     $  13,470        $   8,678       $   3,148    $   (1,061)
        Net realized gain (loss)                                                -                 2          45,133            11
        Net unrealized appreciation (depreciation)                              -            (2,344)          2,034        61,286
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                   13,470            6,336          50,315        60,236
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                              5,140,994         297,184         516,148       467,233
        Participant transfers                                            (3,094,671)        110,361         389,595       248,655
        Participant withdrawals                                             (39,490)         (2,336)         (2,852)       (2,894)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
         participant transactions                                         2,006,833         405,209         902,891       712,994
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                             2,020,303         411,545         953,206       773,230
NET ASSETS
        Beginning of period                                                    -               -               -              -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $2,020,303       $ 411,545       $ 953,206    $  773,230
                                                                         ==========       =========       =========    ==========

                                                                           WANGER
                                                                        INTERNATIONAL      WANGER        WANGER        TEMPLETON
                                                                         SMALL CAP        TWENTY      FOREIGN FORTY      GROWTH
                                                                       SUBACCOUNT(17)   SUBACCOUNT(18) SUBACCOUNT(19) SUBACCOUNT(20)

FROM OPERATIONS
        Net investment income (loss)                                     $     (718)      $    (162)      $     (92)   $     (496)
        Net realized gain (loss)                                                (12)            968               0           118
        Net unrealized appreciation (depreciation)                          131,223           8,405          18,911        25,742
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                   130,493           9,211          18,819        25,364
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                284,150          87,568           3,401       158,502
        Participant transfers                                               133,756          11,349          36,611           -
        Participant withdrawals                                                (531)            -                (0)       (2,426)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                          417,375          98,917          40,012       156,076
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                               547,868         108,128          58,831       181,440
NET ASSETS
        Beginning of period                                                     -               -               -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $  547,868       $ 108,128       $  58,831    $  181,440
                                                                         ==========       =========       =========    ==========


                                                                         TEMPLETON                     TEMPLETON         MUTUAL
                                                                           ASSET        TEMPLETON      DEVELOPING        SHARES
                                                                          STRATEGY    INTERNATIONAL    MARKETS       INVESTMENTS
                                                                       SUBACCOUNT(21)  SUBACCOUNT(22) SUBACCOUNT(23) SUBACCOUNT(24)

FROM OPERATIONS
        Net investment income (loss)                                     $      (96)     $    (527)       $     (26)   $      (87)
        Net realized gain (loss)                                                  0               3               0            (1)
        Net unrealized appreciation (depreciation)                            4,953          23,338           2,409         2,832
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                     4,857          22,814           2,383         2,744
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                 23,168         181,789          15,988        74,147
        Participant transfers                                                35,583          19,207             579         2,500
        Participant withdrawals                                                 -            (2,364)             (0)           -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           58,751         198,632          16,567        76,647
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                                63,608         221,446          18,950        79,391
NET ASSETS
        Beginning of period                                                     -               -              -              -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $   63,608       $ 221,446       $  18,950    $   79,391
                                                                         ==========       =========       =========    ==========

                       See Notes to Financial Statements
                                       SA-12



                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                        FEDERATED       FEDERATED      FEDERATED
                                                                        EAFE EQUITY     U.S. GOV'T     HIGH INCOME     U.S. GOV'T
                                                                           INDEX       SECURITIES II   BOND FUND II     BOND
                                                                       SUBACCOUNT(25)  SUBACCOUNT(26) SUBACCOUNT(27) SUBACCOUNT(28)

FROM OPERATIONS
        Net investment income (loss)                                     $    1,460       $    (712)      $    (177)   $       12
        Net realized gain (loss)                                              3,018             (17)              1           -
        Net unrealized appreciation (depreciation)                            5,688          (1,074)          2,118           (12)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                    10,166          (1,803)          1,942           -
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                 18,003         179,525          28,000           -
        Participant transfers                                                73,361         113,325          59,488         5,020
        Participant withdrawals                                                  (0)         (3,881)            -             -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           91,364         288,969          87,488         5,020
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                               101,530         287,166          89,430         5,020
NET ASSETS
        Beginning of period                                                     -               -               -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $  101,530       $ 287,166       $  89,430    $    5,020
                                                                         ==========       =========       =========    ==========

                                                                                            JANUS
                                                                            JANUS          FLEXIBLE      TECHNOLOGY
                                                                           GROWTH           INCOME       PORTFOLIO
                                                                       SUBACCOUNT(29)   SUBACCOUNT(30)  SUBACCOUNT(31)

FROM OPERATIONS
        Net investment income (loss)                                     $       (7)      $       9       $      (2)
        Net realized gain (loss)                                                -               -               -
        Net unrealized appreciation (depreciation)                              602              (8)            226
                                                                         ----------       ---------       ---------
        Net increase (decrease) resulting from operations                       595               1             224
                                                                         ----------       ---------       ---------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                    -               -               -
        Participant transfers                                                54,140           5,019          18,197
        Participant withdrawals                                                 -               -               -
                                                                         ----------       ---------       ---------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           54,140           5,019          18,197
                                                                         ----------       ---------       ---------
        Net increase (decrease) in net assets                                54,735           5,020          18,421
NET ASSETS
       Beginning of period                                                      -               -              -
                                                                         ----------       ---------       ---------
       End of period                                                     $   54,735       $   5,020       $  18,421
                                                                         ==========       =========       =========

                       See Notes to Financial Statements
                                       SA-13

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)

                Footnotes for Statement of Changes in Net Assets
                   For the period ended December 31, 1999

(1)  From inception September 8, 1999       to December 31, 1999
(2)  From inception October 12, 1999        to December 31, 1999
(3)  From inception September 7, 1999       to December 31, 1999
(4)  From inception September 8, 1999       to December 31, 1999
(5)  From inception October 8, 1999         to December 31, 1999
(6)  From inception September 7, 1999       to December 31, 1999
(7)  From inception September 20, 1999      to December 31, 1999
(8)  From inception October 8, 1999         to December 31, 1999
(9)  From inception October 7, 1999         to December 31, 1999
(10) From inception September 17, 1999      to December 31, 1999
(11) From inception September 8, 1999       to December 31, 1999
(12) From inception September 8, 1999       to December 31, 1999
(13) From inception August 27, 1999         to December 31, 1999
(14) From inception September 30, 1999      to December 31, 1999
(15) From inception September 7, 1999       to December 31, 1999
(16) From inception September 17, 1999      to December 31, 1999
(17) From inception September 17, 1999      to December 31, 1999
(18) From inception October 28, 1999        to December 31, 1999
(19) From inception November 1, 1999        to December 31, 1999
(20) From inception September 30, 1999      to December 31, 1999
(21) From inception November 1, 1999        to December 31, 1999
(22) From inception September 30, 1999      to December 31, 1999
(23) From inception November 1, 1999        to December 31, 1999
(24) From inception September 7, 1999       to December 31, 1999
(25) From inception November 1, 1999        to December 31, 1999
(26) From inception September 27, 1999      to December 31, 1999
(27) From inception November 1, 1999        to December 31, 1999
(28) From inception December 21, 1999       to December 31, 1999
(29) From inception December 21, 1999       to December 31, 1999
(30) From inception December 21, 1999       to December 31, 1999
(31) From inception December 21, 1999       to December 31, 1999

                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Products Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 41 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks, debt obligations of companies & governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalization of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalization of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalization of less than $1.5 billion. The Phoenix-Bankers Trust Nasdaq-100 Index(R) seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA"), and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                           Purchases         Sales
----------                                                           ---------         -----
The Phoenix Edge Series Fund:
        Phoenix-Aberdeen International Series                       $ 2,927,656     $   152,417
        Phoenix-Aberdeen New Asia Series                                194,040          29,038
        Phoenix-Bankers Trust Dow 30 Series                             162,494          17,142
        Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                117,900              --
        Phoenix-Duff & Phelps Real Estate Securities Series             293,593          91,299
        Phoenix-Engemann Capital Growth Series                       11,945,806         486,344
        Phoenix-Engemann Nifty Fifty Series                           3,748,959         460,753
        Phoenix-Engemann Small & Mid Cap Growth Series                  496,203           6,682
        Phoenix-Federated U.S. Government Bond Series                   516,444          38,038
        Phoenix-Goodwin Money Market Series                          10,319,833       9,071,734
        Phoenix-Goodwin Multi-Sector Fixed Income Series              2,119,441         168,582
        Phoenix-Hollister Value Equity Series                         1,827,041          59,723
        Phoenix-J.P.Morgan Research Enhanced Index Series             2,201,371         478,854
        Phoenix-Janus Equity Income Series                              931,372          58,397
        Phoenix-Janus Flexible Income Series                            649,958          42,391
        Phoenix-Janus Growth Series                                   5,565,803         185,187
        Phoenix-Morgan Stanley Focus Equity Series                      158,817          63,918
        Phoenix-Oakhurst Balanced Series                              1,971,968         174,878
        Phoenix-Oakhurst Growth and Income Series                     6,269,894         593,367
        Phoenix-Oakhurst Strategic Allocation Series                  1,302,504          37,642
        Phoenix-Sanford Bernstein Global Value Series                       155               1
        Phoenix-Sanford Bernstein Mid-Cap Value Series                  345,953          24,980
        Phoenix-Seneca Mid-Cap Growth Series                          5,619,248         540,003
        Phoenix-Seneca Strategic Theme Series                         8,346,735         330,742

The Alger American Fund:
        Alger American Leveraged AllCap Portfolio                       671,715          25,048

Deutsche Asset Management VIT Funds:
        EAFE(R) Equity Index Fund                                       274,546          91,123

Federated Insurance Series:
        Federated Fund for U.S. Government Securities II              1,037,135         105,703
        Federated High Income Bond Fund II                              506,202          66,817

Fidelity(R) Variable Insurance Products:
        VIP Contrafund(R) Portfolio                                     392,392          10,805
        VIP Growth Opportunities Portfolio                              191,151           2,545
        VIP Growth Portfolio                                            410,871          21,851

Franklin Templeton Variable Insurance Products Trust:
        Mutual Shares Securities Fund -- Class 2                        395,069         244,630
        Templeton Asset Strategy Fund -- Class 2                        123,043          44,833
        Templeton Developing Markets Securities Fund -- Class 2         257,627           9,776
        Templeton Growth Securities Fund -- Class 2                     453,856         232,858
        Templeton International Securities Fund -- Class 2              852,012          19,784

The Universal Institutional Funds, Inc.:
        Technology Portfolio                                          3,406,385         170,261

Wanger Advisors Trust:
        Wanger Foreign Forty                                          1,350,336         308,917
        Wanger International Small Cap                                6,362,832         349,540
        Wanger Twenty                                                   636,105          68,609
        Wanger U.S. Small Cap                                         5,435,887         352,735

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units)

                                                                                 Subaccount
                                        -------------------------------------------------------------------------------------------
                                                                                          Phoenix-        Phoenix-        Phoenix-
                                           Phoenix-       Phoenix-        Phoenix-        Oakhurst        Sanford         Engemann
                                        Engemann Nifty   Seneca Mid-      Hollister      Growth and    Bernstein Mid-      Capital
                                            Fifty        Cap Growth     Value Equity       Income        Cap Value         Growth
                                        --------------   -----------    ------------     ----------    --------------     --------
Units outstanding, beginning of period      439,251          55,089          31,938         543,575           7,917         664,201
Participant deposits                        970,919       1,028,750         386,276       1,619,513          89,301       3,259,480
Participant transfers                       547,869         478,893         222,007       1,251,352          53,036       1,595,531
Participant withdrawals                     (84,051)        (72,080)        (12,170)       (177,018)             (3)        (98,851)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period          1,873,988       1,490,652         628,051       3,237,422         150,251       5,420,361
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                        Phoenix-Duff                                                     Phoenix-
                                           Phoenix-     & Phelps Real    Phoenix-        Phoenix-        Phoenix-        Oakhurst
                                           Oakhurst        Estate        Aberdeen      Aberdeen New      Strategic       Strategic
                                           Balanced      Securities    International       Asia            Theme        Allocation
                                           --------     -------------  -------------   ------------      ---------      ----------
Units outstanding, beginning of period       94,301          25,651         125,194          34,032         538,255          53,952
Participant deposits                        406,398          52,297         680,614          64,878       1,533,977         273,466
Participant transfers                       341,612          43,793         564,473          16,046       1,055,373         256,847
Participant withdrawals                      (9,141)        (18,459)        (35,348)         (8,037)        (57,553)         (7,063)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period            833,170         103,282       1,334,933         106,919       3,070,052         577,202
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                                          Phoenix-
                                                          Phoenix-       J.P. Morgan
                                          Phoenix-        Goodwin         Research                         Wanger
                                        Goodwin Money   Multi-Sector      Enhanced      Wanger U.S.     International      Wanger
                                           Market       Fixed Income        Index        Small Cap        Small Cap        Twenty
                                        -------------   ------------     -----------    -----------     -------------      ------
Units outstanding, beginning of period      996,831         200,308         449,557         338,015         176,962          48,086
Participant deposits                      4,886,047         438,551         548,188       1,495,137       1,398,521         245,044
Participant transfers                    (4,226,559)        502,061         333,672         932,043         650,396          23,733
Participant withdrawals                    (117,038)        (59,700)        (64,399)        (59,094)        (92,275)        (13,905)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period          1,539,281       1,081,220       1,267,018       2,706,101       2,133,604         302,958
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                                          Templeton                      Templeton
                                       Wanger Foreign    Templeton          Asset         Templeton      Developing    Mutual Shares
                                            Forty          Growth          Strategy     International      Markets      Investments
                                       --------------    ---------        ---------     -------------    ----------    -------------
Units outstanding, beginning of period       19,630          77,545          28,649          97,859           7,787          39,777
Participant deposits                        248,851          31,025          30,553         214,258          84,328          25,024
Participant transfers                       103,148          48,715          16,614         151,513          40,138          49,895
Participant withdrawals                     (19,158)         (4,231)        (17,839)         (5,042)         (2,951)         (1,508)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period            352,471         153,054          57,977         458,588         129,302         113,188
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                          Phoenix-      Federated U.S.   Federated        Phoenix-        Phoenix-
                                       EAFE(R) Equity   Bankers Trust       Gov't       High Income    Federated U.S.   Janus Equity
                                            Index          Dow 30       Securities II   Bond Fund II     Gov't Bond        Income
                                       --------------   -------------   -------------   ------------   --------------   ------------
Units outstanding, beginning of period       44,783              --         144,596          43,711           2,510              --
Participant deposits                         77,518          20,699         189,106         169,653          98,643         285,370
Participant transfers                        31,548          53,913         311,857          81,122         118,931         148,789
Participant withdrawals                     (19,005)           (943)        (54,950)        (28,830)         (3,609)           (942)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period            134,844          73,669         590,609         265,656         216,475         433,217
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                       Phoenix-Morgan                     Phoenix-
                                        Stanley Focus     Phoenix-      Janus Flexible   Technology       Fidelity        Fidelity
                                           Equity       Janus Growth       Income        Portfolio      Contrafund(R)      Growth
                                       --------------   ------------    --------------   ----------     -------------     --------
Units outstanding, beginning of period           --          26,525           2,510           8,975              --              --
Participant deposits                         31,145       1,707,824         144,177         951,353         116,823         163,538
Participant transfers                        17,315         863,279         152,532         491,953          82,373          40,360
Participant withdrawals                        (465)         (8,497)         (5,764)        (19,631)           (320)             --
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period             47,995       2,589,131         293,455       1,432,650         198,876         203,898
                                         ==========      ==========      ==========      ==========      ==========      ==========
                                                           Alger          Phoenix-        Phoenix-        Phoenix-
                                                          American        Engemann        Sanford       Bankers Trust
                                       Fidelity Growth  Leveraged All   Small & Mid-     Bernstein       NASDAQ 100
                                        Opportunities       Cap          Cap Growth     Global Value      Index(R)
                                       ---------------  -------------   ------------    ------------    -------------
Units outstanding, beginning of period           --              --              --              --              --
Participant deposits                         72,732         295,695         175,362               8          27,474
Participant transfers                        32,031          66,682         125,520              70          42,072
Participant withdrawals                      (6,316)           (453)             --              (1)             --
                                         ----------      ----------      ----------      ----------      ----------
Units outstanding, end of period             98,447         361,924         300,882              77          69,546
                                         ==========      ==========      ==========      ==========      ==========

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each Subaccount the daily equivalent of .40%, 0.725% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

      As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $6,662 during the period ended December 31, 2000.

      PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable Insurance Company.

      On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $39,250 for the period ended December 31, 2000.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix Variable intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Oakhurst Growth and Income, Sanford Bernstein Mid-Cap Value, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Aberdeen International, Aberdeen New Asia, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, Goodwin Multi-Sector Fixed Income, J.P. Morgan Research Enhanced Index, Wanger U.S. Small-Cap, Wanger International Small-Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Growth, Templeton Asset Strategy, Templeton International Fund, Templeton Developing Markets, Mutual Shares Investments, EAFE(R) Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Morgan Stanley Focus Equity, Janus Growth, Janus Flexible Income, Technology Portfolio, Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Sanford Bernstein Global Value, Bankers Trust NASDAQ 100 Index(R) (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHL VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------

      The
      Phoenix       Option III
      Edge(R)-VA

PHL Variable Accumulation Account
December 31, 2000

[LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                           Seneca
                                                          Mid-Cap                                         Oakhurst
                                          Engemann         Growth         Aberdeen       Hollister        Growth &
                                         Nifty Fifty       Series         New Asia      Value Equity       Income
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $  735,705      $  837,865      $   16,079      $  241,889      $1,320,461
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  611,025      $  741,532      $   14,138      $  249,071      $1,244,583
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            611,025         741,532          14,138         249,071       1,244,583
Liabilities
  Accrued expenses to related party             716             762              16             213           1,363
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  610,309      $  740,770      $   14,122      $  248,858      $1,243,220
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              316,996         295,047           8,636          88,692         605,753
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 1.925431      $ 2.510874      $ 1.635376      $ 2.806069      $ 2.052506
                                         ==========      ==========      ==========      ==========      ==========

                                          Engemann                         Duff &                          Seneca
                                           Capital        Oakhurst         Phelps         Aberdeen        Strategic
                                           Growth         Balanced      Real Estate    International        Theme
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $1,683,289      $  714,697      $  278,627      $  235,370      $2,066,728
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $1,388,533      $  639,034      $  297,673      $  198,894      $1,518,043
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                          1,388,533         639,034         297,673         198,894       1,518,043
Liabilities
  Accrued expenses to related party           1,561             673             323             220           1,747
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $1,386,972      $  638,361      $  297,350      $  198,674      $1,516,296
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              709,652         300,865         113,555         109,122         668,573
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 1.954582      $ 2.121914      $ 2.618751      $ 1.820918      $ 2.268128
                                         ==========      ==========      ==========      ==========      ==========

                                          Oakhurst        Goodwin         Research                         Wanger
                                          Strategic        Money          Enhanced      Wanger U.S.     International
                                         Allocation        Market          Index         Small Cap        Small Cap
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $  177,132      $1,051,394      $  416,002      $  436,146      $  537,486
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  160,679      $1,051,394      $  364,971      $  444,609      $  308,387
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            160,679       1,051,394         364,971         444,609         308,387
Liabilities
  Accrued expenses to related party             183           1,244             418             462             352
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  160,496      $1,050,150      $  364,553      $  444,147      $  308,035
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding               75,905         495,725         198,095         212,428         140,294
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 2.114585      $ 2.118569      $ 1.840080      $ 2.090963      $ 2.195814
                                         ==========      ==========      ==========      ==========      ==========

                                                          Wanger                                         Templeton
                                           Wanger         Foreign        Templeton       Templeton       Developing
                                           Twenty          Forty           Growth      International       Markets
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $  127,091      $  239,493      $   43,954      $   60,586      $   38,951
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  133,993      $  220,387      $   46,025      $   60,229      $   33,354
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            133,993         220,387          46,025          60,229          33,354
Liabilities
  Accrued expenses to related party             148             212              51              66              38
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  133,845      $  220,175      $   45,974      $   60,163      $   33,316
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding               56,187          75,672          21,040          29,702          23,624
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 2.382332      $ 2.909792      $ 2.185231      $ 2.025708      $ 1.410372
                                         ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                                                         Federated
                                           Mutual           EAFE            U.S.         Federated        Bankers
                                           Shares          Equity        Government     High Income     Trust Dow 30
                                         Investments       Index       Securities II    Bond Fund II       Series
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $   68,638      $   10,025      $   62,960      $   87,928      $  158,225
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $   73,703      $    8,613      $   65,863      $   84,640      $  160,453
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                             73,703           8,613          65,863          84,640         160,453
Liabilities
  Accrued expenses to related party              82              10              74              78             180
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $   73,621      $    8,603      $   65,789      $   84,562      $  160,273
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding               32,371           5,054          29,890          45,546          84,096
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 2.274483      $ 1.702336      $ 2.201224      $ 1.856750      $ 1.905977
                                         ==========      ==========      ==========      ==========      ==========

                                                                                                           Morgan
                                         Federated                                                        Stanley
                                            U.S.           Janus                           Janus            Focus
                                         Government        Equity          Janus          Flexible         Equity
                                            Bond           Income          Growth          Income          Series
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $   12,711      $  281,767      $  779,429      $  487,670      $  138,821
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $   13,116      $  260,296      $  676,657      $  490,856      $  118,407
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                             13,116         260,296         676,657         490,856         118,407
Liabilities
  Accrued expenses to related party              15             296             771             542             139
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $   13,101      $  260,000      $  675,886      $  490,314      $  118,268
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding                6,120         136,173         373,778         233,453          66,591
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 2.140902      $ 1.909479      $ 1.808386      $ 2.100423      $ 1.776162
                                         ==========      ==========      ==========      ==========      ==========

                                                                          Sanford
                                                           Goodwin       Bernstein       Templeton
                                         Technology     Multi-Sector      Mid-Cap          Asset        Fidelity VIP
                                          Portfolio     Fixed Income       Value          Strategy       Contrafund
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $  891,286      $  136,905      $  234,662      $   38,319      $   71,393
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  586,033      $  137,846      $  254,845      $   38,179      $   68,234
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            586,033         137,846         254,845          38,179          68,234
Liabilities
  Accrued expenses to related party             710             153             251              42              77
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  585,323      $  137,693      $  254,594      $   38,137      $   68,157
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding              378,365          67,112         115,705          19,632          36,548
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 1.547093      $ 2.051850      $ 2.200523      $ 1.942681      $ 1.865013
                                         ==========      ==========      ==========      ==========      ==========

                                                                           Alger                          Sanford
                                                        Fidelity VIP      American        Engemann        Bernstein
                                        Fidelity VIP       Growth        Leveraged      Small & Mid-      Small Cap
                                           Growth      Opportunities      All-Cap        Cap Growth         Value
                                         Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Assets
  Investments at cost                    $  121,785      $   52,566      $   66,379      $   14,348      $   39,179
                                         ==========      ==========      ==========      ==========      ==========
  Investments at market                  $  110,179      $   46,618      $   55,012      $   14,417      $   41,641
                                         ----------      ----------      ----------      ----------      ----------
    Total assets                            110,179          46,618          55,012          14,417          41,641
Liabilities
  Accrued expenses to related party             106              54              61              16              26
                                         ----------      ----------      ----------      ----------      ----------
Net assets                               $  110,073      $   46,564      $   54,951      $   14,401      $   41,615
                                         ==========      ==========      ==========      ==========      ==========
Accumulation units outstanding               65,967          27,480          36,038           9,193          19,536
                                         ==========      ==========      ==========      ==========      ==========
Unit value                               $ 1.668721      $ 1.694614      $ 1.524936      $ 1.566522      $ 2.130254
                                         ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                                          Bankers
                                           Sanford         Trust
                                          Bernstein        NASDAQ
                                         Global Value    100 Index(R)
                                          Subaccount     Subaccount
Assets
  Investments at cost                      $  39,122      $  42,314
                                           =========      =========
  Investments at market                    $  39,903      $  29,856
                                           ---------      ---------
    Total assets                              39,903         29,856
Liabilities
  Accrued expenses to related party               26             37
                                           ---------      ---------
Net assets                                 $  39,877      $  29,819
                                           =========      =========
Accumulation units outstanding                19,536         21,932
                                           =========      =========
Unit value                                 $2.041315      $1.359677
                                           =========      =========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                                      Seneca
                                                                                     Mid-Cap                         Hollister
                                                                      Engemann        Growth         Aberdeen         Value
                                                                    Nifty Fifty       Series         New Asia         Equity
                                                                     Subaccount     Subaccount      Subaccount (1)   Subaccount
Investment income
  Distributions                                                      $      --       $      --       $     414       $   1,000
Expenses
  Mortality, expense risk and administrative charges                     6,484           4,099             120             947
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                            (6,484)         (4,099)            294              53
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                           332          (7,957)             --             (12)
Net realized gain distribution from Fund                                    --          51,282              --          16,389
Net unrealized appreciation (depreciation) on investment              (130,659)        (96,333)         (1,941)          7,174
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                        (130,327)        (53,008)         (1,941)         23,551
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $(136,811)      $ (57,107)      $  (1,647)      $  23,604
                                                                     =========       =========       =========       =========

                                                                      Oakhurst        Engemann                         Duff &
                                                                      Growth &        Capital         Oakhurst         Phelps
                                                                       Income          Growth         Balanced       Real Estate
                                                                     Subaccount      Subaccount      Subaccount      Subaccount
Investment income
  Distributions                                                      $   5,453       $      46       $   7,878       $   3,663
Expenses
  Mortality, expense risk and administrative charges                     6,708          10,536           2,459             882
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                            (1,255)        (10,490)          5,419           2,781
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                          (482)          2,469            (407)             (8)
Net realized gain distribution from Fund                                 4,880          34,757          62,362              --
Net unrealized appreciation (depreciation) on investment               (80,476)       (299,965)        (76,766)         19,061
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                         (76,078)       (262,739)        (14,811)         19,053
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $ (77,333)      $(273,229)      $  (9,392)      $  21,834
                                                                     =========       =========       =========       =========

                                                                                       Seneca         Oakhurst         Goodwin
                                                                      Aberdeen       Strategic       Strategic          Money
                                                                   International       Theme         Allocation        Market
                                                                     Subaccount      Subaccount      Subaccount      Subaccount
Investment income
  Distributions                                                      $   1,361       $      --       $   4,046       $  37,513
Expenses
  Mortality, expense risk and administrative charges                     1,334          14,915           1,847           8,613
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                                27         (14,915)          2,199          28,900
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                            (1)         (6,110)           (797)             --
Net realized gain distribution from Fund                                13,276         207,500          16,197              --
Net unrealized appreciation (depreciation) on investment               (36,292)       (546,541)        (18,417)             --
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                         (23,017)       (345,151)         (3,017)             --
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $ (22,990)      $(360,066)      $    (818)      $  28,900
                                                                     =========       =========       =========       =========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                      Research                        Wanger
                                                                      Enhanced      Wanger U.S.    International       Wanger
                                                                       Index         Small Cap       Small Cap         Twenty
                                                                     Subaccount      Subaccount      Subaccount      Subaccount
Investment income
  Distributions                                                      $   2,393       $      42       $      --       $      --
Expenses
  Mortality, expense risk and administrative charges                     3,097           1,841           4,711             871
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                              (704)         (1,799)         (4,711)           (871)
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                           (43)             (1)         (5,698)             --
Net realized gain distribution from Fund                                 8,137           4,377          33,561             746
Net unrealized appreciation (depreciation) on investment               (50,597)          7,169        (235,795)          6,567
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                         (42,503)         11,545        (207,932)          7,313
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $ (43,207)      $   9,746       $(212,643)      $   6,442
                                                                     =========       =========       =========       =========

                                                                       Wanger                       Templeton        Templeton
                                                                      Foreign        Templeton     International     Developing
                                                                       Forty           Growth          Fund           Markets
                                                                     Subaccount      Subaccount (2)  Subaccount (3)  Subaccount
Investment income
  Distributions                                                      $      --       $      45       $      64       $      29
Expenses
  Mortality, expense risk and administrative charges                     1,530             380             377             211
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                            (1,530)           (335)           (313)           (182)
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                           (54)         (1,231)             --              (4)
Net realized gain distribution from Fund                                 1,525           1,320             634              --
Net unrealized appreciation (depreciation) on investment               (20,634)          2,071            (357)         (5,597)
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                         (19,163)          2,160             277          (5,601)
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $ (20,693)      $   1,825       $     (36)      $  (5,783)
                                                                     =========       =========       =========       =========

                                                                       Mutual                      Federated
                                                                       Shares           EAFE          U.S.           Federated
                                                                    Investments        Equity       Government       High Income
                                                                        Fund           Index       Securities II    Bond Fund II
                                                                     Subaccount      Subaccount (4) Subaccount (5)   Subaccount (6)
Investment income
  Distributions                                                      $      43       $      --       $      96       $      --
Expenses
  Mortality, expense risk and administrative charges                       386              90             281             224
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                              (343)            (90)           (185)           (224)
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                            76            (415)             44              (7)
Net realized gain distribution from Fund                                    46             144              --              --
Net unrealized appreciation (depreciation) on investment                 5,039          (1,412)          2,903          (3,288)
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                           5,161          (1,683)          2,947          (3,295)
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $   4,818       $  (1,773)      $   2,762       $  (3,519)
                                                                     =========       =========       =========       =========

                                                                                                    Federated
                                                                       Bankers         U.S.           Janus
                                                                    Trust Dow 30     Government       Equity           Janus
                                                                       Series          Bond           Income           Growth
                                                                     Subaccount (7)  Subaccount (8)  Subaccount      Subaccount
Investment income
  Distributions                                                      $   1,287       $     204       $   1,418       $     731
Expenses
  Mortality, expense risk and administrative charges                     1,476              31           2,249           5,214
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                              (189)            173            (831)         (4,483)
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                            (1)             --          (3,623)             21
Net realized gain distribution from Fund                                 2,116              --              --              --
Net unrealized appreciation (depreciation) on investment                 2,228             405         (22,112)       (103,431)
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                           4,343             405         (25,735)       (103,410)
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $   4,154       $     578       $ (26,566)      $(107,893)
                                                                     =========       =========       =========       =========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                      Morgan
                                                                       Janus          Stanley                         Goodwin
                                                                      Flexible         Focus         Technology     Multi-Sector
                                                                       Income      Equity Series     Portfolio      Fixed Income
                                                                     Subaccount      Subaccount      Subaccount      Subaccount (9)
Investment income
  Distributions                                                      $  14,500       $      --       $      --       $   3,581
Expenses
  Mortality, expense risk and administrative charges                     1,960             962           5,701             485
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                            12,540            (962)         (5,701)          3,096
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                           (50)           (125)        (16,702)             (5)
Net realized gain distribution from Fund                                    --              62              93              --
Net unrealized appreciation (depreciation) on investment                 3,219         (21,171)       (305,797)            941
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                           3,169         (21,234)       (322,406)            936
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $  15,709       $ (22,196)      $(328,107)      $   4,032
                                                                     =========       =========       =========       =========

                                                                       Sanford       Templeton
                                                                      Bernstein        Asset        Fidelity VIP    Fidelity VIP
                                                                       Mid-Cap        Strategy       Contrafund        Growth
                                                                     Subaccount (10) Subaccount (11) Subaccount (12) Subaccount (13)
Investment income
  Distributions                                                      $   1,487       $      11       $      --       $      --
Expenses
  Mortality, expense risk and administrative charges                       490             196             325             379
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                               997            (185)           (325)           (379)
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                             7              --              --             (61)
Net realized gain distribution from Fund                                    --              53              --              --
Net unrealized appreciation (depreciation) on investment                20,183            (140)         (3,159)        (11,606)
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                          20,190             (87)         (3,159)        (11,667)
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $  21,187       $    (272)      $  (3,484)      $ (12,046)
                                                                     =========       =========       =========       =========

                                                                                                       Alger          Sanford
                                                                    Fidelity VIP      American        Engemann       Bernstein
                                                                       Growth        Leveraged      Small & Mid-     Small Cap
                                                                    Opportunities      AllCap        Cap Growth        Value
                                                                     Subaccount (14) Subaccount (15) Subaccount (16) Subaccount (17)
Investment income
  Distributions                                                      $      --       $      --       $      --       $     106
Expenses
  Mortality, expense risk and administrative charges                       236             278              19              26
                                                                     ---------       ---------       ---------       ---------
Net investment income (loss)                                              (236)           (278)            (19)             80
                                                                     ---------       ---------       ---------       ---------
Net realized gain (loss) from share transactions                            (5)           (115)             --              --
Net realized gain distribution from Fund                                    --              --              --              --
Net unrealized appreciation (depreciation) on investment                (5,948)        (11,367)             69           2,462
                                                                     ---------       ---------       ---------       ---------
Net gain (loss) on investments                                          (5,953)        (11,482)             69           2,462
                                                                     ---------       ---------       ---------       ---------
Net increase (decrease) in net assets resulting from operations      $  (6,189)      $ (11,760)      $      50       $   2,542
                                                                     =========       =========       =========       =========

                                                                                      Bankers
                                                                     Sanford           Trust
                                                                    Bernstein          NASDAQ
                                                                   Global Value       100 Index(R)
                                                                    Subaccount (18)   Subaccount (19)
Investment income
  Distributions                                                      $     49          $     --
Expenses
  Mortality, expense risk and administrative charges                       26                95
                                                                     --------          --------
Net investment income (loss)                                               23               (95)
                                                                     --------          --------
Net realized gain (loss) from share transactions                           --               365
Net realized gain distribution from Fund                                   --                --
Net unrealized appreciation (depreciation) on investment                  781           (12,458)
                                                                     --------          --------
Net gain (loss) on investments                                            781           (12,093)
                                                                     --------          --------
Net increase (decrease) in net assets resulting from operations      $    804          $(12,188)
                                                                     ========          ========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

(1)  From inception February 15, 2000  to December 31, 2000
(2)  From inception January 25, 2000   to December 31, 2000
(3)  From inception March 14, 2000     to December 31, 2000
(4)  From inception March 16, 2000     to December 31, 2000
(5)  From inception January 1, 2000    to December 31, 2000
(6)  From inception April 24, 2000     to December 31, 2000
(7)  From inception January 21, 2000   to December 31, 2000
(8)  From inception September 26, 2000 to December 31, 2000
(9)  From inception April 3, 2000      to December 31, 2000
(10) From inception May 1, 2000        to December 31, 2000
(11) From inception April 3, 2000      to December 31, 2000
(12) From inception June 6, 2000       to December 31, 2000
(13) From inception July 3, 2000       to December 31, 2000
(14) From inception July 3, 2000       to December 31, 2000
(15) From inception June 6 2000        to December 31, 2000
(16) From inception October 3, 2000    to December 31, 2000
(17) From inception December 14, 2000  to December 31, 2000
(18) From inception December 14, 2000  to December 31, 2000
(19) From inception October 3, 2000    to December 31, 2000

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                        Seneca Mid-
                                                          Engemann       Cap Growth       Aberdeen        Hollister
                                                        Nifty Fifty        Series         New Asia      Value Equity
                                                         Subaccount      Subaccount      Subaccount (1)  Subaccount
From operations
  Net investment income (loss)                           $  (6,484)      $  (4,099)      $     294       $      53
  Net realized gain (loss)                                     332          43,325              --          16,377
  Net unrealized appreciation (depreciation)              (130,659)        (96,333)         (1,941)          7,174
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations       (136,811)        (57,107)         (1,647)         23,604
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                     112,563         536,066          10,872          98,134
  Participant transfers                                    493,224         261,803           4,897         126,958
  Participant withdrawals                                   (3,719)             --              --            (331)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                          602,068         797,869          15,769         224,761
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                    465,257         740,762          14,122         248,365
Net assets
  Beginning of period                                      145,052               8              --             493
                                                         ---------       ---------       ---------       ---------
  End of period                                          $ 610,309       $ 740,770       $  14,122       $ 248,858
                                                         =========       =========       =========       =========

                                                          Oakhurst        Engemann                         Duff &
                                                          Growth &        Capital         Oakhurst         Phelps
                                                           Income          Growth         Balanced       Real Estate
                                                         Subaccount      Subaccount      Subaccount      Subaccount
From operations
  Net investment income (loss)                           $  (1,255)      $ (10,490)      $   5,419       $   2,781
  Net realized gain (loss)                                   4,398          37,226          61,955              (8)
  Net unrealized appreciation (depreciation)               (80,476)       (299,965)        (76,766)         19,061
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations        (77,333)       (273,229)         (9,392)         21,834
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                     867,568         937,351         387,554         227,601
  Participant transfers                                    339,277         544,036         234,330          46,414
  Participant withdrawals                                   (6,555)        (42,892)             --            (160)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                        1,200,290       1,438,495         621,884         273,855
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                  1,122,957       1,165,266         612,492         295,689
Net assets
  Beginning of period                                      120,263         221,706          25,869           1,661
                                                         ---------       ---------       ---------       ---------
  End of period                                          $1,243,220      $1,386,972      $ 638,361       $ 297,350
                                                         =========       =========       =========       =========

                                                                           Seneca         Oakhurst         Goodwin
                                                          Aberdeen       Strategic       Strategic          Money
                                                       International       Theme         Allocation        Market
                                                         Subaccount      Subaccount      Subaccount      Subaccount
From operations
  Net investment income (loss)                           $      27       $ (14,915)      $   2,199       $  28,900
  Net realized gain (loss)                                  13,275         201,390          15,400              --
  Net unrealized appreciation (depreciation)               (36,292)       (546,541)        (18,417)             --
                                                         ---------      ----------       ---------      ----------
  Net increase (decrease) resulting from operations        (22,990)       (360,066)           (818)         28,900
                                                         ---------      ----------       ---------      ----------
From accumulation unit transactions
  Participant deposits                                      35,374         838,976           8,544       2,194,363
  Participant transfers                                    181,174         688,643         109,837      (1,859,603)
  Participant withdrawals                                      (15)             --         (15,129)             --
                                                         ---------      ----------       ---------      ----------
  Net increase (decrease) in net assets resulting
    from participant transactions                          216,533       1,527,619         103,252         334,760
                                                         ---------      ----------       ---------      ----------
  Net increase (decrease) in net assets                    193,543       1,167,553         102,434         363,660
Net assets
  Beginning of period                                        5,131         348,743          58,062         686,490
                                                         ---------      ----------       ---------      ----------
  End of period                                          $ 198,674      $1,516,296       $ 160,496      $1,050,150
                                                         =========      ==========       =========      ==========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                          Research                         Wanger
                                                          Enhanced      Wanger U.S.    International       Wanger
                                                           Index         Small Cap       Small Cap         Twenty
                                                         Subaccount      Subaccount      Subaccount      Subaccount
From operations
  Net investment income (loss)                           $    (704)      $  (1,799)      $  (4,711)      $    (871)
  Net realized gain (loss)                                   8,094           4,376          27,863             746
  Net unrealized appreciation (depreciation)               (50,597)          7,169        (235,795)          6,567
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations        (43,207)          9,746        (212,643)          6,442
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                      67,886         217,965         409,912           5,098
  Participant transfers                                    312,089         197,161          97,051         117,555
  Participant withdrawals                                     (440)           (643)         (7,805)             (2)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                          379,535         414,483         499,158         122,651
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                    336,258         424,229         286,515         129,093
Net assets
  Beginning of period                                       28,225          19,918          21,520           4,752
                                                         ---------       ---------       ---------       ---------
  End of period                                          $ 364,553       $ 444,147       $ 308,035       $ 133,845
                                                         =========       =========       =========       =========

                                                                                         Templeton       Templeton
                                                           Wanger        Templeton     International    Developing
                                                       Foreign Forty       Growth          Fund           Markets
                                                         Subaccount      Subaccount (2)  Subaccount (3)  Subaccount
From operations
  Net investment income (loss)                           $  (1,530)      $    (335)      $    (313)      $    (182)
  Net realized gain (loss)                                   1,471              89             634              (4)
  Net unrealized appreciation (depreciation)               (20,634)          2,071            (357)         (5,597)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations        (20,693)          1,825             (36)         (5,783)
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                      51,920          13,856          18,192           1,609
  Participant transfers                                    183,605          30,933          42,007          37,553
  Participant withdrawals                                     (601)           (640)             --             (65)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                          234,924          44,149          60,199          39,097
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                    214,231          45,974          60,163          33,314
Net assets
  Beginning of period                                        5,944              --              --               2
                                                         ---------       ---------       ---------       ---------
  End of period                                          $ 220,175       $  45,974       $  60,163       $  33,316
                                                         =========       =========       =========       =========

                                                           Mutual                        Federated
                                                           Shares           EAFE            U.S.         Federated
                                                        Investments        Equity        Government     High Income
                                                            Fund           Index        Securities II   Bond Fund II
                                                         Subaccount      Subaccount (4)  Subaccount (5)  Subaccount (6)
From operations
  Net investment income (loss)                           $    (343)      $     (90)      $    (185)      $    (224)
  Net realized gain (loss)                                     122            (271)             44              (7)
  Net unrealized appreciation (depreciation)                 5,039          (1,412)          2,903          (3,288)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations          4,818          (1,773)          2,762          (3,519)
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                      25,595           3,771          17,908          87,547
  Participant transfers                                     42,208          13,968          53,867           1,054
  Participant withdrawals                                       --          (7,363)         (8,748)           (520)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                           67,803          10,376          63,027          88,081
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                     72,621           8,603          65,789          84,562
Net assets
  Beginning of period                                        1,000              --              --              --
                                                         ---------       ---------       ---------       ---------
  End of period                                          $  73,621       $   8,603       $  65,789       $  84,562
                                                         =========       =========       =========       =========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                         Federated
                                                          Bankers           U.S.           Janus
                                                        Trust Dow 30     Government        Equity          Janus
                                                           Series           Bond           Income         Growth
                                                         Subaccount (7)  Subaccount (8)  Subaccount      Subaccount
From operations
  Net investment income (loss)                           $    (189)      $     173       $    (831)      $  (4,483)
  Net realized gain (loss)                                   2,115              --          (3,623)             21
  Net unrealized appreciation (depreciation)                 2,228             405         (22,112)       (103,431)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations          4,154             578         (26,566)       (107,893)
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                      17,274          12,523          24,245         301,386
  Participant transfers                                    138,845              --         261,835         464,507
  Participant withdrawals                                       --              --         (20,640)         (3,257)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                          156,119          12,523         265,440         762,636
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                    160,273          13,101         238,874         654,743
Net assets
  Beginning of period                                           --              --          21,126          21,143
                                                         ---------       ---------       ---------       ---------
  End of period                                          $ 160,273       $  13,101       $ 260,000       $ 675,886
                                                         =========       =========       =========       =========

                                                                          Morgan
                                                                         Stanley
                                                          Janus           Focus                           Goodwin
                                                         Flexible         Equity        Technology      Multi-Sector
                                                          Income          Series        Portfolio       Fixed Income
                                                        Subaccount      Subaccount      Subaccount       Subaccount (9)
From operations
  Net investment income (loss)                           $  12,540       $    (962)      $  (5,701)      $   3,096
  Net realized gain (loss)                                     (50)            (63)        (16,609)             (5)
  Net unrealized appreciation (depreciation)                 3,219         (21,171)       (305,797)            941
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations         15,709         (22,196)       (328,107)          4,032
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                     329,380          12,914         503,859           6,744
  Participant transfers                                    141,770         106,309         398,642         129,191
  Participant withdrawals                                  (17,039)             --         (10,099)         (2,274)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                          454,111         119,223         892,402         133,661
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                    469,820          97,027         564,295         137,693
Net assets
  Beginning of period                                       20,494          21,241          21,028              --
                                                         ---------       ---------       ---------       ---------
  End of period                                          $ 490,314       $ 118,268       $ 585,323       $ 137,693
                                                         =========       =========       =========       =========

                                                          Sanford        Templeton
                                                         Bernstein         Asset        Fidelity VIP    Fidelity VIP
                                                          Mid-Cap         Strategy       Contrafund        Growth
                                                        Subaccount (10)  Subaccount (11) Subaccount (12) Subaccount (13)
From operations
  Net investment income (loss)                           $     997       $    (185)      $    (325)      $    (379)
  Net realized gain (loss)                                       7              53              --             (61)
  Net unrealized appreciation (depreciation)                20,183            (140)         (3,159)        (11,606)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations         21,187            (272)         (3,484)        (12,046)
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                     174,976             219          36,691          65,369
  Participant transfers                                     59,043          38,190          34,954          57,307
  Participant withdrawals                                     (612)             --              (4)           (557)
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                          233,407          38,409          71,641         122,119
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                    254,594          38,137          68,157         110,073
Net assets
  Beginning of period                                           --              --              --              --
                                                         ---------       ---------       ---------       ---------
  End of period                                          $ 254,594       $  38,137       $  68,157       $ 110,073
                                                         =========       =========       =========       =========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                           Alger                          Sanford
                                                        Fidelity VIP      American        Engemann       Bernstein
                                                           Growth        Leveraged      Small & Mid-     Small Cap
                                                        Opportunities      AllCap        Cap Growth        Value
                                                         Subaccount (14) Subaccount (15) Subaccount (16) Subaccount (17
From operations
  Net investment income (loss)                           $    (236)      $    (278)      $     (19)      $      80
  Net realized gain (loss)                                      (5)           (115)             --              --
  Net unrealized appreciation (depreciation)                (5,948)        (11,367)             69           2,462
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) resulting from operations         (6,189)        (11,760)             50           2,542
                                                         ---------       ---------       ---------       ---------
From accumulation unit transactions
  Participant deposits                                      34,476          36,561          12,500              --
  Participant transfers                                     18,281          30,174           1,851          39,073
  Participant withdrawals                                       (4)            (24)             --              --
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets resulting
    from participant transactions                           52,753          66,711          14,351          39,073
                                                         ---------       ---------       ---------       ---------
  Net increase (decrease) in net assets                     46,564          54,951          14,401          41,615
Net assets
  Beginning of period                                           --              --              --              --
                                                         ---------       ---------       ---------       ---------
  End of period                                          $  46,564       $  54,951       $  14,401       $  41,615
                                                         =========       =========       =========       =========

                                                                           Bankers
                                                         Sanford            Trust
                                                        Bernstein         NASDAQ 100
                                                       Global Value        Index(R)
                                                        Subaccount (18)   Subaccount (19)
From operations
  Net investment income (loss)                           $     23          $    (95)
  Net realized gain (loss)                                     --               365
  Net unrealized appreciation (depreciation)                  781           (12,458)
                                                         --------          --------
  Net increase (decrease) resulting from operations           804           (12,188)
                                                         --------          --------
From accumulation unit transactions
  Participant deposits                                         --            12,381
  Participant transfers                                    39,073            29,626
  Participant withdrawals                                      --                --
                                                         --------          --------
  Net increase (decrease) in net assets resulting
    from participant transactions                          39,073            42,007
                                                         --------          --------
  Net increase (decrease) in net assets                    39,877            29,819
Net assets
  Beginning of period                                          --                --
                                                         --------          --------
  End of period                                          $ 39,877          $ 29,819
                                                         ========          ========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

(1)  From inception February 15, 2000  to December 31, 2000
(2)  From inception January 25, 2000   to December 31, 2000
(3)  From inception March 14, 2000     to December 31, 2000
(4)  From inception March 16, 2000     to December 31, 2000
(5)  From inception January 1, 2000    to December 31, 2000
(6)  From inception April 24, 2000     to December 31, 2000
(7)  From inception January 21, 2000   to December 31, 2000
(8)  From inception September 26, 2000 to December 31, 2000
(9)  From inception April 3, 2000      to December 31, 2000
(10) From inception May 1, 2000        to December 31, 2000
(11) From inception April 3, 2000      to December 31, 2000
(12) From inception June 6, 2000       to December 31, 2000
(13) From inception July 3, 2000       to December 31, 2000
(14) From inception July 3, 2000       to December 31, 2000
(15) From inception June 6, 2000       to December 31, 2000
(16) From inception October 3, 2000    to December 31, 2000
(17) From inception December 14, 2000  to December 31, 2000
(18) From inception December 14, 2000  to December 31, 2000
(19) From inception October 3, 2000    to December 31, 2000

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                       OAKHURST
                                                               ENGEMANN          SENECA MID-        HOLLISTER          GROWTH AND
                                                              NIFTY FIFTY        CAP GROWTH        VALUE EQUITY          INCOME
                                                             SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(3)      SUBACCOUNT(4)
FROM OPERATIONS
     Net investment income (loss)                            $        (133)     $         -        $         -        $         385
     Net realized gain (loss)                                          391                -                   27              1,419
     Net unrealized appreciation
       (depreciation)                                                5,979                -                    8              4,598
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                    6,237                -                   35              6,402
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          108,913                  8                -               55,400
     Participant transfers                                          37,771                -                  458             58,461
     Participant withdrawals                                        (7,869)               -                  -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                     138,815                  8                458            113,861
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                         145,052                  8                493            120,263
NET ASSETS
     Beginning of period                                                    -             -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $     145,052      $           8      $         493      $     120,263
                                                             =============      =============      =============      =============


                                                               ENGEMANN                            DUFF & PHELPS
                                                                CAPITAL           OAKHURST          REAL ESTATE         ABERDEEN
                                                                GROWTH            BALANCED          SECURITIES        INTERNATIONAL
                                                             SUBACCOUNT(5)      SUBACCOUNT(6)      SUBACCOUNT(7)      SUBACCOUNT(8)
FROM OPERATIONS
     Net investment income (loss)                            $         (50)     $         144      $          47      $          46
     Net realized gain (loss)                                       14,368                940                 -                 426
     Net unrealized appreciation
       (depreciation)                                                5,209              1,103                (15)              (184)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                   19,527              2,187                 32                288
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           59,439             20,625              1,502              3,009
     Participant transfers                                         150,754              9,119                127              1,834
     Participant withdrawals                                        (8,014)            (6,062)               -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                     202,179             23,682              1,629              4,843
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                         221,706             25,869              1,661              5,131
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $     221,706      $      25,869       $      1,661      $       5,131
                                                             =============      =============       ============      =============


                                                                SENECA            OAKHURST            GOODWIN           RESEARCH
                                                               STRATEGIC         STRATEGIC             MONEY            ENHANCED
                                                                 THEME           ALLOCATION           MARKET             INDEX
                                                             SUBACCOUNT(9)      SUBACCOUNT(10)     SUBACCOUNT(11)     SUBACCOUNT(12)
FROM OPERATIONS
     Net investment income (loss)                            $        (322)     $         378      $       6,765      $         (17)
     Net realized gain (loss)                                       33,758              2,340                -                1,908
     Net unrealized appreciation
       (depreciation)                                               (2,144)             1,964                -                 (434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                   31,292              4,682              6,765              1,457
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          163,446             32,364          1,186,996              4,754
     Participant transfers                                         154,005             21,016           (489,910)            22,014
     Participant withdrawals                                           -                  -              (17,361)               -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                     317,451             53,380            679,725             26,768
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                         348,743             58,062            686,490             28,225
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $     348,743      $      58,062      $     686,490      $      28,225
                                                             =============      =============      =============      =============


                       See Notes to Financial Statements
                                       SA-13

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)

                                                                                   WANGER
                                                              WANGER U.S.       INTERNATIONAL         WANGER             WANGER
                                                               SMALL CAP          SMALL CAP           TWENTY          FOREIGN FORTY
                                                             SUBACCOUNT(13)     SUBACCOUNT(14)     SUBACCOUNT(15)    SUBACCOUNT(16)
FROM OPERATIONS
     Net investment income (loss)                            $         (39)     $         (45)     $          (7)     $          (8)
     Net realized gain (loss)                                          477                424                -                  -
     Net unrealized appreciation
       (depreciation)                                                1,294              6,696                335              1,528
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                    1,732              7,075                328              1,520
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           13,374             11,035                572                572
     Participant transfers                                          12,621              7,916              3,852              3,852
     Participant withdrawals                                        (7,809)            (4,506)               -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                      18,186             14,445              4,424              4,424
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                          19,918             21,520              4,752              5,944
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $      19,918      $      21,520      $       4,752      $       5,944
                                                             =============      =============      =============      =============


                                                              TEMPLETON            MUTUAL
                                                              DEVELOPING           SHARES          JANUS EQUITY          JANUS
                                                                MARKETS          INVESTMENTS          INCOME             GROWTH
                                                             SUBACCOUNT(17)     SUBACCOUNT(18)     SUBACCOUNT(19)     SUBACCOUNT(19)
FROM OPERATIONS
     Net investment income (loss)                            $         -        $          (1)     $          (7)     $          (8)
     Net realized gain (loss)                                          -                  -                  -                  -
     Net unrealized appreciation
       (depreciation)                                                  -                   26                641                659
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                        0                 25                634                651
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                2                -                  -                  -
     Participant transfers                                             -                  975             20,492             20,492
     Participant withdrawals                                           -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                           2                975             20,492             20,492
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                               2              1,000             21,126             21,143
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $           2      $       1,000      $      21,126      $      21,143
                                                             =============      =============      =============      =============


                                                                                   MORGAN
                                                             JANUS FLEXIBLE       STANLEY           TECHNOLOGY
                                                                INCOME          FOCUS EQUITY        PORTFOLIO
                                                             SUBACCOUNT(19)     SUBACCOUNT(19)     SUBACCOUNT(19)
FROM OPERATIONS
     Net investment income (loss)                            $          35      $          (8)     $          (8)
     Net realized gain (loss)                                          -                  -                  -
     Net unrealized appreciation
       (depreciation)                                                  (33)               757                544
                                                             -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                        2                749                536
                                                             -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -
     Participant transfers                                          20,492             20,492             20,492
     Participant withdrawals                                           -                  -                  -
                                                             -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                      20,492             20,492             20,492
                                                             -------------      -------------      -------------
     Net increase (decrease) in net assets                          20,494             21,241             21,028
NET ASSETS
     Beginning of period                                               -                  -                  -
                                                             -------------      -------------      -------------
     End of period                                           $      20,494      $      21,241      $      21,028
                                                             =============      =============      =============


                       See Notes to Financial Statements
                                       SA-14

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)


             Footnotes for Statement of Changes in Net Assets
                  For the period ended December 31, 1999


 (1) From inception September 16, 1999 to December 31, 1999
 (2) From inception December 20, 1999 to December 31, 1999
 (3) From inception December 1, 1999 to December 31, 1999
 (4) From inception October 22, 1999 to December 31, 1999
 (5) From inception September 3, 1999 to December 31, 1999
 (6) From inception September 3, 1999 to December 31, 1999
 (7) From inception September 3, 1999 to December 31, 1999
 (8) From inception December 1, 1999 to December 31, 1999
 (9) From inception September 3, 1999 to December 31, 1999
(10) From inception September 3, 1999 to December 31, 1999
(11) From inception August 30, 1999 to December 31, 1999
(12) From inception September 3, 1999 to December 31, 1999
(13) From inception September 16, 1999 to December 31, 1999
(14) From inception September 16, 1999 to December 31, 1999
(15) From inception November 1, 1999 to December 31, 1999
(16) From inception November 1, 1999 to December 31, 1999
(17) From inception December 20, 1999 to December 31, 1999
(18) From inception December 1, 1999 to December 31, 1999
(19) From inception December 21, 1999 to December 31, 1999



                       See Notes to Financial Statements
                                       SA-15

                            PHL VARIABLE ACCUMULATION ACCOUNT
                              NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Products Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity (R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 42 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks, debt obligations of companies & governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalization of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalization of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalization of less than $1.5 billion. The Phoenix-Bankers Trust Nasdaq-100 Index seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA"), and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from PHL Variable Insurance Company and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                      Purchases        Sales
----------                                                      ---------        -----
The Phoenix Edge Series Fund:
  Phoenix-Aberdeen International Series                        $  230,741      $      689
  Phoenix-Aberdeen New Asia Series                                 16,202             123
  Phoenix-Bankers Trust Dow 30 Series                             159,043             817
  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                 47,233           5,284
  Phoenix-Duff & Phelps Real Estate Securities Series             283,124           6,167
  Phoenix-Engemann Capital Growth Series                        1,662,702         198,540
  Phoenix-Engemann Nifty Fifty Series                             623,531          27,339
  Phoenix-Engemann Small & Mid Cap Growth Series                   14,348              --
  Phoenix-Federated U.S. Government Bond Series                    12,727              16
  Phoenix-Goodwin Money Market Series                           2,361,315       1,997,301
  Phoenix-Goodwin Multi-Sector Fixed Income Series                138,199           1,289
  Phoenix-Hollister Value Equity Series                           242,603           1,188
  Phoenix-J.P.Morgan Research Enhanced Index Series               410,401          23,125
  Phoenix-Janus Equity Income Series                              338,339          73,441
  Phoenix-Janus Flexible Income Series                            491,258          24,073
  Phoenix-Janus Growth Series                                     766,080           7,164
  Phoenix-Morgan Stanley Focus Equity Series                      121,936           3,482
  Phoenix-Oakhurst Balanced Series                                739,660          49,352
  Phoenix-Oakhurst Growth and Income Series                     1,387,547         182,357
  Phoenix-Oakhurst Strategic Allocation Series                    259,170         137,405
  Phoenix-Sanford Bernstein Global Value Series                    39,122              --
  Phoenix-Sanford Bernstein Mid-Cap Value Series                  235,718           1,063
  Phoenix-Sanford Bernstein Small-Cap Value Series                 39,179              --
  Phoenix-Seneca Mid-Cap Growth Series                            983,652         137,838
  Phoenix-Seneca Strategic Theme Series                         1,886,566         164,840

The Alger American Fund:
  Alger American Leveraged AllCap Portfolio                        67,666           1,172

Deutsche Asset Management VIT Funds:
  EAFE(R) Equity Index Fund                                        17,886           7,446

Federated Insurance Series:
  Federated Fund for U.S. Government Securities II                 71,738           8,821
  Federated High Income Bond Fund II                               88,577             643

Fidelity(R) Variable Insurance Products:
  VIP Contrafund(R) Portfolio                                      71,560             167
  VIP Growth Opportunities Portfolio                              123,021           1,175
  VIP Growth Portfolio                                             52,701             130

Franklin Templeton Variable Insurance Products Trust:
  Mutual Shares Securities Fund -- Class 2                         72,805           5,218
  Templeton Asset Strategy Fund -- Class 2                         38,405              86
  Templeton Developing Markets Securities Fund -- Class 2          39,148             193
  Templeton Growth Securities Fund -- Class 2                      65,222          20,037
  Templeton International Securities Fund -- Class 2               60,794             208

The Universal Institutional Funds, Inc.:
  Technology Portfolio                                          1,000,939         113,443

Wanger Advisors Trust:
  Wanger Foreign Forty                                            237,460           2,335
  Wanger International Small Cap                                  796,721         268,384
  Wanger Twenty                                                   123,088             419
  Wanger U.S. Small Cap                                           418,073             568

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units)

                                                                             Subaccount
                                              --------------------------------------------------------------------------
                                                                                                Phoenix-       Phoenix-
                                              Phoenix-        Phoenix-         Phoenix-        Hollister       Oakhurst
                                              Engemann       Seneca Mid-       Aberdeen          Value        Growth and
                                             Nifty Fifty     Cap Growth        New Asia          Equity         Income
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period          60,858               4               --             229         53,989
Participant deposits                            48,579         202,408            5,910          37,354        401,060
Participant transfers                          209,118          92,635            2,726          51,240        152,959
Participant withdrawals                         (1,559)             --               --            (131)        (2,255)
                                              --------         -------         --------         -------        -------
Units outstanding, end of period               316,996         295,047            8,636          88,692        605,753
                                              ========         =======         ========         =======        =======

                                                                               Phoenix-
                                              Phoenix-                          Duff &                        Phoenix-
                                              Engemann        Phoenix-          Phelps         Phoenix-        Seneca
                                               Capital        Oakhurst        Real Estate       Aberdeen      Strategic
                                               Growth         Balanced         Securities    International      Theme
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period          92,006          12,090              819           2,340        134,294
Participant deposits                           402,377         180,160           92,906          17,182        326,651
Participant transfers                          232,379         108,615           19,900          89,608        207,628
Participant withdrawals                        (17,110)             --              (70)             (8)            --
                                              --------         -------         --------         -------        -------
Units outstanding, end of period               709,652         300,865          113,555         109,122        668,573
                                              ========         =======         ========         =======        =======

                                                                               Phoenix-
                                              Phoenix-         Phoenix-      J.P. Morgan
                                              Oakhurst          Goodwin        Research                        Wanger
                                              Strategic          Money         Enhanced       Wanger U.S.   International
                                             Allocation         Market          Index         Small Cap       Small Cap
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period          27,251         339,006           13,397           8,631          6,967
Participant deposits                             3,994       1,054,734           32,930         108,189        119,921
Participant transfers                           66,542        (898,015)         151,854          95,932         19,371
Participant withdrawals                        (21,882)             --              (86)           (324)        (5,965)
                                              --------       ---------         --------         -------        -------
Units outstanding, end of period                75,905         495,725          198,095         212,428        140,294
                                              ========       =========         ========         =======        =======

                                                               Wanger                                        Templeton
                                               Wanger          Foreign        Templeton       Templeton      Developing
                                               Twenty           Forty           Growth       International    Markets
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period           2,154           1,984               --              --              1
Participant deposits                             2,352          17,448            6,792           9,047            951
Participant transfers                           51,682          56,437           14,555          20,655         22,742
Participant withdrawals                             (1)           (197)            (307)             --            (70)
                                              --------         -------         --------         -------        -------
Units outstanding, end of period                56,187          75,672           21,040          29,702         23,624
                                              ========         =======         ========         =======        =======

                                                                             Federated
                                               Mutual           EAFE(R)         U.S.           Federated      Phoenix-
                                               Shares          Equity        Government       High Income   Bankers Trust
                                             Investments        Index       Securities II     Bond Fund II     Dow 30
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period             488              --               --              --             --
Participant deposits                            11,991           2,078            8,367          45,249          8,667
Participant transfers                           19,892           7,156           25,649             569         75,429
Participant withdrawals                             --          (4,180)          (4,126)           (272)            --
                                              --------         -------         --------         -------        -------
Units outstanding, end of period                32,371           5,054           29,890          45,546         84,096
                                              ========         =======         ========         =======        =======

                                              Phoenix-                                         Phoenix-       Phoenix-
                                              Federated        Phoenix-        Phoenix-         Janus         Morgan
                                                U.S.         Janus Equity       Janus          Flexible     Stanley Focus
                                           Government Bond      Income          Growth          Income         Equity
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period              --          10,246           10,246          10,246         10,246
Participant deposits                             6,120          11,867          147,323         161,302          6,156
Participant transfers                               --         124,265          217,728          70,268         50,189
Participant withdrawals                             --         (10,205)          (1,519)         (8,363)            --
                                              --------         -------         --------         -------        -------
Units outstanding, end of period                 6,120         136,173          373,778         233,453         66,591
                                              ========         =======         ========         =======        =======

                                                               Phoenix-
                                                                Goodwin        Phoenix-
                                                             Multi-Sector      Sanford         Templeton
                                             Technology          Fixed        Bernstein          Asset        Fidelity
                                              Portfolio         Income         Mid-Cap          Strategy    Contrafund(R)
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period          10,246              --               --              --             --
Participant deposits                           204,777           3,377           85,668             109         18,642
Participant transfers                          167,044          64,881           30,335          19,523         17,908
Participant withdrawals                         (3,702)         (1,146)            (298)             --             (2)
                                              --------         -------         --------         -------        -------
Units outstanding, end of period               378,365          67,112          115,705          19,632         36,548
                                              ========         =======         ========         =======        =======

                                                                                               Phoenix-       Phoenix-
                                                                                               Engemann       Sanford
                                                              Fidelity          Alger           Small &       Bernstein
                                              Fidelity         Growth          American         Mid-Cap       Small-Cap
                                               Growth       Opportunities      All Cap           Growth        Value
                                           ---------------  --------------  ---------------  -------------  -------------
Units outstanding, beginning of period              --              --               --              --             --
Participant deposits                            35,616          17,739           19,751           8,067             --
Participant transfers                           30,660           9,743           16,289           1,126         19,536
Participant withdrawals                           (309)             (2)              (2)             --             --
                                              --------         -------         --------         -------        -------
Units outstanding, end of period                65,967          27,480           36,038           9,193         19,536
                                              ========         =======         ========         =======        =======

                                            Phoenix-       Phoenix-
                                            Sanford      Bankers Trust
                                           Bernstein      NASDAQ 100
                                          Global Value     Index(R)
                                          ------------   -------------
Units outstanding, beginning of period            --            --
Participant deposits                              --         6,699
Participant transfers                         19,536        15,233
Participant withdrawals                           --            --
                                              ------        ------
Units outstanding, end of period              19,536        21,932
                                              ======        ======

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable Insurance Company charges each Subaccount the daily equivalent of .40%, .825% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

      As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $640 during the period ended December 31, 2000.

      PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable.

      On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $2,710 for the period ended December 31, 2000.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix Variable intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Aberdeen New Asia, Hollister Value Equity, Oakhurst Growth & Income, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estate, Aberdeen International, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, J.P. Morgan Research Enhanced Index, Wanger U.S. Small-Cap, Wanger International Small-Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Growth, Templeton International, Templeton Developing Markets, Mutual Shares Investments, EAFE(R) Equity Index, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Bankers Trust Dow 30, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Goodwin Multi-Sector Fixed Income, Sanford Bernstein Mid-Cap Value, Templeton Asset Strategy, Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth, Sanford Bernstein Small-Cap Value, Sanford Bernstein Global Value, Bankers Trust NASDAQ 100 Index(R) (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers
Hartford, Connecticut
March 14, 2001

PHL VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

     PHL VARIABLE
     INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
     FINANCIAL STATEMENTS
     DECEMBER 31, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                               PAGE
Report of Independent Accountants ..........................................................................    F-3

Balance Sheet as of December 31, 2000 and 1999 .............................................................    F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.........................................................................    F-5

Statement of Cash Flows for the year ended December 31, 2000, 1999 and 1998 ................................    F-6

Notes to Financial Statements............................................................................F-7 - F-18

PRICEWATERHOUSECOOPERS LLP [LOGO]
--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP



February 15, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                          ---------------------------------------
                                                                                  2000                  1999
                                                                          -----------------     -----------------
                                                                                      (IN THOUSANDS)
Assets:
Investments
     Held-to-maturity debt securities, at amortized cost                  $          13,697     $          10,298
     Available-for-sale debt securities, at fair value                              144,217                55,840
     Policy loans                                                                       710                   522
     Short-term investments                                                          72,375                26,140
     Other invested assets                                                            1,618                 1,052
                                                                          -----------------     -----------------
          Total investments                                                         232,617                93,852
Cash and cash equivalents                                                             8,404
Accrued investment income                                                             1,381                   786
Deferred policy acquisition costs                                                    84,842                62,136
Deferred and uncollected premiums                                                     6,790                 6,300
Other assets                                                                          1,942                 4,394
Goodwill, net                                                                           349                   451
Separate account assets                                                           1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total assets                                                    $       1,657,907     $       1,425,866
                                                                          =================     =================
Liabilities:
     Policyholder deposit funds                                           $         195,393     $          64,230
     Policy liabilities and accruals                                                 24,062                14,240
     Deferred income taxes                                                            3,784                   209
     Other liabilities                                                               18,898                11,051
     Separate account liabilities                                                 1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total liabilities                                                       1,563,719             1,347,677
                                                                          -----------------     -----------------
Equity:
     Common stock, $5,000 par value
          (1,000 shares authorized, 500 shares issued and outstanding)                2,500                 2,500
     Additional paid-in capital                                                      79,864                64,864
     Retained earnings                                                               11,553                11,538
     Accumulated other comprehensive income (loss)                                      271                  (713)
                                                                          -----------------     -----------------

          Total equity                                                               94,188                78,189
                                                                          -----------------     -----------------

          Total liabilities and equity                                    $       1,657,907     $       1,425,866
                                                                          =================     =================











        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                    2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
Revenues
      Premiums                                               $         6,168    $         9,838    $          6,280
      Insurance and investment product fees                           30,098             20,618              10,998
      Net investment income                                            9,197              3,871               2,449
      Net realized investment gains                                      116                 27                  49
                                                             ---------------    ---------------    ----------------
             Total revenues                                           45,579             34,354              19,776
                                                             ---------------    ---------------    ----------------

 Benefits and expenses
      Policy benefits and increase in policy liabilities              17,056              9,248               3,964
      Amortization of deferred policy acquisition costs               15,765              4,747               3,976
      Other operating expenses                                        14,006             11,130               5,389
                                                             ---------------    ---------------    ----------------
             Total benefits and expenses                              46,827             25,125              13,329
                                                             ---------------    ---------------    ----------------

 (Loss) income before income taxes                                    (1,248)             9,229               6,447

 Income tax (benefit) expense                                         (1,263)             3,230               2,257
                                                             ---------------    ---------------    ----------------
 Net income                                                               15              5,999               4,190
                                                             ---------------    ---------------    ----------------

 Other comprehensive income (loss), net of income
 taxes
      Unrealized gains (losses) on securities                          1,002               (915)                152
      Reclassification adjustment for net realized
          losses included in net income                                  (18)                (5)                (26)
                                                             ---------------    ---------------    ----------------
             Total other comprehensive income (loss)                     984               (920)                126
                                                             ---------------    ---------------    ----------------

 Comprehensive income                                                    999              5,079               4,316
 Capital contributions                                                15,000             29,000              17,000
                                                             ---------------    ---------------    ----------------
 Net increase in equity                                               15,999             34,079              21,316
 Equity, beginning of year                                            78,189             44,110              22,794
                                                             ---------------    ---------------    ----------------

 Equity, end of year                                         $        94,188      $      78,189      $       44,110
                                                             ===============      =============      ==============













        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                   2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
 Cash flow from operating activities:
 Net income                                                  $            15    $         5,999    $         4,190

 Adjustments to reconcile net income
    to net cash used for operating activities:
 Net realized investment gains                                          (116)               (27)               (49)
 Amortization of goodwill                                                102                102                107
 Deferred income taxes (benefit)                                       3,045              2,883               (987)
 Increase in accrued investment income                                  (595)              (275)              (254)
 Increase in deferred policy acquisition costs                       (23,845)           (23,807)           (15,815)
 Change in other assets/liabilities                                   19,447              8,856              1,881
                                                             ---------------    ---------------    ---------------

 Net cash used for operating activities                               (1,947)            (6,269)           (10,927)
                                                             ---------------    ---------------    ---------------

 Cash flow from investing activities:
 Proceeds from sales, maturities or repayments of
     available-for-sale debt securities                               25,136             11,664             14,133
 Proceeds from maturities or repayments of
     held-to-maturity debt securities                                  4,375                623                634
 Purchase of available-for-sale debt securities                     (110,700)           (33,397)           (28,360)
 Purchase of held-to-maturity debt securities                         (7,683)            (7,000)            (1,216)
 Increase in policy loans                                               (188)              (273)              (249)
 Change in short-term investments, net                               (46,235)           (19,733)            (6,172)
 Purchase of other invested assets                                      (517)
 Other, net                                                                                 (68)              (168)
                                                             ---------------    ---------------    ---------------

 Net cash used for investing activities                             (135,812)           (48,184)           (21,398)
                                                             ---------------    ---------------    ---------------

 Cash flow from financing activities:
 Capital contributions from parent                                    15,000             29,000             17,000
 Increase in policyholder deposit funds, net of interest
 credited                                                            131,163             24,540             14,759
                                                             ---------------    ---------------    ---------------

 Net cash provided by financing activities                           146,163             53,540             31,759
                                                             ---------------    ---------------    ---------------

 Net change in cash and cash equivalents                               8,404               (913)              (566)

 Cash and cash equivalents, beginning of year                                               913              1,479
                                                             ---------------    ---------------    ---------------

 Cash and cash equivalents, end of year                      $         8,404    $                  $           913
                                                             ===============    ==================================

 Supplemental cash flow information:
 Income taxes (received) paid, net                           $        (2,660)   $         3,338    $         1,711









        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

     Short-term investments are carried at amortized cost, which approximates fair value. PHL Variable considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are higher, lower or equal to the guaranteed interest rate. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income or loss in PHL Variable's interest in the separate accounts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDER DEPOSIT FUNDS

     Policyholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     REINSURANCE

     PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     INCOME TAXES

     For the tax year ended December 31, 2000, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.


     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.


     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for
     Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on PHL Variable's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION


     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                        GROSS         GROSS
                                                        AMORTIZED     UNREALIZED    UNREALIZED       FAIR
                                                          COST          GAINS         LOSSES         VALUE
                                                       -----------   ------------  ------------   ------------
                                                                          (IN THOUSANDS)

     HELD-TO-MATURITY:
     State and political subdivision bonds             $     1,860   $        236                 $      2,096
     Corporate securities                                   11,837            621  $        (43)        12,415
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $        857  $        (43)  $     14,511
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,468   $        366  $        (12)  $      6,822
     State and political subdivision bonds                  10,339             22           (78)        10,283
     Corporate securities                                   25,616            165          (880)        24,901
     Mortgage-backed or asset-backed securities            100,974          1,267           (30)       102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $   143,397   $      1,820  $     (1,000)  $    144,217
                                                       ===========   ============  ============   ============


     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS          GROSS
                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                          COST          GAINS          LOSSES        VALUE
                                                       -----------   ------------  ------------   ------------
                                                                            (IN MILLIONS)
     HELD-TO-MATURITY:
     Corporate securities                              $    10,298   $        136  $       (169)  $     10,265
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,475   $          3   $      (156)  $      6,322
     State and political subdivision bonds                  10,366                         (343)        10,023
     Corporate securities                                   16,637                         (983)        15,654
     Mortgage-backed or asset-backed securities             24,194                         (353)        23,841
                                                       -----------   ------------  ------------   ------------

     Total                                             $    57,672   $          3   $    (1,835)  $     55,840
                                                       ===========   ============   ===========   ============


PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY           AVAILABLE-FOR-SALE
                                                         AMORTIZED      FAIR         AMORTIZED       FAIR
                                                           COST         VALUE          COST          VALUE
                                                       -----------   ------------  ------------   ------------
                                                                           (IN THOUSANDS)


     Due in one year or less                                                        $     7,394   $      7,384
     Due after one year through five years             $     5,837   $      6,024        16,345         16,331
     Due after five years through ten years                  6,000          6,391         9,990         10,373
     Due after ten years                                     1,860          2,096         8,694          7,918
     Mortgage-backed or asset-backed securities                                         100,974        102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $     14,511  $    143,397   $    144,217
                                                       ===========   ============  ============   ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                    2000            1999             1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         7,254  $        3,362   $         2,142
     Policy loans                                                         12               7                 1
     Short-term investments                                            2,049             561               344
                                                             ---------------  --------------   ---------------

       Sub-total                                                       9,315           3,930             2,487
     Less: investment expenses                                           118              59                38
                                                             ---------------  --------------   ---------------

     Net investment income                                   $         9,197  $        3,871   $         2,449
                                                             ===============  ==============   ===============


     INVESTMENT GAINS AND LOSSES

     Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                   2000             1999            1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         2,652  $       (2,399)  $           333
     DAC                                                              (1,139)            983              (139)
     Deferred income taxes (benefits)                                    529            (496)               68
                                                             ---------------  --------------   ---------------

     Net unrealized investment gains (losses)
        on securities available-for-sale                     $           984  $         (920)  $           126
                                                             ===============  ==============   ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 2000, 1999 and 1998 were $1.5 million, $6.0 million, and $10.0 million, respectively. The gross realized gains associated with these sales were $20.6 thousand, $7.4 thousand, and $37.7 thousand in 2000, 1999 and 1998, respectively.

5.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                                      DECEMBER 31,
                                                       ----------------------------------------
                                                               2000                  1999
                                                       ------------------      ----------------
                                                                    (IN THOUSANDS)
     Goodwill                                         $            1,020       $          1,020
     Accumulated amortization                                       (671)                  (569)
                                                      ------------------       ----------------
     Total goodwill, net                              $              349       $            451
                                                      ==================       ================

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                                           2000                1999                  1998
                                   ------------------   ----------------     ------------------
Income taxes:
   Current                         $          (4,308)   $            347      $           3,244
   Deferred                                    3,045               2,883                   (987)
                                   ------------------   ----------------     ------------------
Total                              $          (1,263)   $          3,230      $           2,257
                                   ==================   ================     ==================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                          2000                    1999                  1998
                                    ---------------------- --------------------- -----------------------
                                     (IN THOUSANDS)    %    (IN THOUSANDS)   %    (IN THOUSANDS)    %
                                    ---------------  ----- --------------- ----- ---------------  ------

     Income tax (benefit)
       expense at statutory rate    $          (437)   35% $       3,230     35% $         2,256     35%
     Dividend received deduction
      and tax-exempt interest                  (853)   68%            (1)     0%
     Other, net                                  27   (2)%             1      0%               1      0%
                                    ---------------  ----- --------------  ----- ---------------  ------
     Income taxes                   $        (1,263)  101% $       3,230     35% $         2,257     35%
                                    ===============  ===== ==============  ===== ===============  ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                              2000                    1999
                                                        ----------------        ----------------
                                                                     (IN THOUSANDS)
     DAC                                                $         25,084        $         17,890
     Surrender charges                                           (14,715)                (17,597)
     Unearned premium/deferred revenue                              (296)                   (115)
     Investments                                                      93                     104
     Future policyholder benefits                                  2,033                     376
     Net operating loss carryforward                              (8,373)
     Other                                                          (187)                    (65)
                                                        ----------------        ----------------
                                                                   3,639                     593
     Net unrealized investment gains (losses)                        145                    (384)
                                                        ----------------        ----------------

     Deferred income tax liability, net                 $          3,784        $            209
                                                        ================        ================

     Gross deferred income tax assets totaled $23.6 million and $18.2 million at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $27.4 million and $18.4 million at December 31, 2000 and 1999, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2000 and 1999, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:

                                                                  2000             1999              1998
                                                             ---------------  ----------------  ---------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
       available-for-sale:                                   $         1,540  $         (1,409) $           234
     Before-tax amount                                                   538              (494)              82
                                                             ---------------  ----------------  ---------------
     Income tax expense (benefit)                                      1,002              (915)             152
                                                             ---------------  ----------------  ---------------
     Total

     Reclassification adjustment for net losses realized
      in net income:
     Before-tax amount                                                   (27)               (7)             (40)
     Income tax benefit                                                   (9)               (2)             (14)
                                                             ---------------  ----------------  ---------------
     Total                                                               (18)               (5)             (26)
                                                             ---------------  ----------------  ---------------

     Net unrealized gains (losses) on securities
      available-for-sale:
     Before-tax amount                                                 1,513            (1,416)             194
     Income tax expense (benefit)                                        529              (496)              68
                                                             ---------------  ----------------  ---------------
     Total                                                   $           984  $           (920) $           126
                                                             ===============  ================  ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following table summarizes accumulated other comprehensive income
     (loss) balances:

                                                                          DECEMBER 31,
                                                            -----------------------------------------
                                                                  2000                    1999
                                                            -----------------       -----------------
                                                                         (IN THOUSANDS)
     Accumulated other comprehensive income
      (loss) on securities available-for-sale:
     Balance, beginning of year                             $            (713)      $             207
     Change during period                                                 984                    (920)
                                                            -----------------       -----------------
     Balance, end of year                                   $             271       $            (713)
                                                            =================       =================

8.   REINSURANCE

     PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,185 thousand, $1,114 thousand and $668 thousand, less claims of $188 thousand, $22 thousand and $13 thousand for the year ended December 31, 2000, 1999 and 1998, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. PHL Variable had approximately $0.7 billion of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded as of December 31, 1999. Approximately $638.7 thousand of claims were recovered in 2000. No claims were recovered for the years 1999 and 1998.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2000 and 1999. There were no claims recovered as of December 31, 2000. Claims recovered were $455 thousand as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $34.3 million, $22.0 million and $8.7 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to Phoenix were $15.8 million and $2.8 million as of December 31, 2000 and 1999, respectively.

     Phoenix Investment Partners Ltd., through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.1 million, $2.2 million and $1.3 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to the affiliated investment advisors were $19 thousand and $7 thousand, as of December 31, 2000 and 1999, respectively.

     Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. Concessions paid to PEPCO, which in turn paid commissions for contracts sold through W.S. Griffith & Co., Inc., and other outside broker dealers, were $20.0 million, $9.8 million and $9.6 million for the year ended December 31, 2000, 1999 and 1998, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Amounts payable to PEPCO were $2.3 million and $0.8 million, as of December 31, 2000 and 1999, respectively.

     PHL Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $2.6 million, $2.6 million and $2.5 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to PHL Associates were $41 thousand and $0.9 million, as of December 31, 2000 and 1999, respectively.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                               2000                    1999
                                                        -----------------       ----------------
                                                                     (IN THOUSANDS)

     Balance at beginning of year                       $          62,136       $         36,686
     Acquisition cost deferred                                     39,610                 29,214
     Amortized to expense during the year                         (15,765)                (4,747)
     Adjustment to net unrealized investment
        (losses) gains included in other
        comprehensive income                                       (1,139)                   983
                                                        -----------------       ----------------
     Balance at end of year                             $          84,842       $         62,136
                                                        =================       ================

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 2000 and 1999 were $195.4 million and $64.2 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

12.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999 and 1998. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                      2000               1999              1998
                                                 ---------------    --------------    --------------
                                                                    (IN THOUSANDS)

     Statutory net income                        $       (32,352)   $       (1,655)   $        1,542
     DAC, net                                             23,845            24,466            15,815
     Future policy benefits                               20,219           (13,826)          (14,056)
     Deferred income taxes                               (11,418)           (2,883)              987
     Other, net                                             (279)             (103)              (98)
                                                 ---------------    --------------    --------------

     Net income, as reported                     $            15    $        5,999    $        4,190
                                                 ===============    ==============    ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                       2000                    1999
                                                 -----------------       -----------------
                                                                (IN THOUSANDS)

     Statutory surplus and AVR                   $          49,624       $          66,354
     DAC, net                                               85,247                  61,403
     Future policy benefits                                (29,336)                (48,721)
     Investment valuation allowances                           459                  (1,089)
     Deferred income taxes                                 (12,156)                   (209)
     Other, net                                                350                     451
                                                 -----------------       -----------------

     Equity, as reported                         $          94,188       $          78,189
                                                 =================       =================

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on PHL Variable's statutory surplus is expected to increase surplus approximately $584.1 thousand (unaudited), primarily as a result of recording deferred income taxes.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.


14.  REORGANIZATION AND INITIAL PUBLIC OFFERING - UNAUDITED

     PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM FINANCIAL STATEMENTS
JUNE 30, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM BALANCE SHEETS

-------------------------------------------------------------------------------

                                                                                                      AS OF
                                                                       AS OF JUNE 30,             DECEMBER 31,
                                                                            2001                      2000

                                                                    ---------------------     ----------------------
                                                                                    (IN THOUSANDS)
Assets:
Investments

   Held-to-maturity debt securities, at amortized cost                     $      20,781              $      13,697
   Available-for-sale debt securities, at fair value                             289,888                    144,217
   Policy loans                                                                      781                        710
   Short-term investments                                                                                    72,375
   Other invested assets                                                           7,173                      1,618
                                                                    ---------------------     ----------------------
   Total investments                                                             318,623                    232,617
Cash and cash equivalents                                                         48,957                      8,404
Accrued investment income                                                          3,020                      1,381
Deferred policy acquisition costs                                                116,409                     84,842


Deferred and uncollected premiums                                                  6,224                      6,790
Other assets                                                                      11,142                      1,942
Goodwill, net                                                                        298                        349
Separate account assets                                                        1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
   Total assets                                                          $     2,065,523             $    1,657,907
                                                                    =====================     ======================

Liabilities:
    Policyholder deposit funds                                             $     325,783              $     195,393
    Policy liabilities and accruals                                               28,358                     24,062
    Deferred income taxes                                                         11,512                      3,784
    Other liabilities                                                              7,194                     18,898
    Separate account liabilities                                               1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
    Total liabilities                                                          1,933,697                  1,563,719
                                                                    ---------------------     ----------------------

Equity:
    Common stock, $5,000 par value (1,000 shares
      authorized, 500 shares issued and outstanding)                               2,500                      2,500
    Additional paid-in-capital                                                   114,864                     79,864
    Retained earnings                                                             13,936                     11,553
    Accumulated other comprehensive income                                           526                        271
                                                                    ---------------------     ----------------------
    Total equity                                                                 131,826                     94,188
                                                                    ---------------------     ----------------------
    Total liabilities and equity                                          $    2,065,523             $    1,657,907
                                                                    =====================     ======================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                          FOR THE THREE MONTHS              FOR THE SIX MONTHS
                                                             ENDED JUNE 30,                   ENDED JUNE 30,
                                                      -----------------------------    -----------------------------
                                                          2001            2000             2001            2000
                                                      -------------   -------------    -------------    ------------
                                                             (IN THOUSANDS)                   (IN THOUSANDS)
Revenues
    Premiums                                               $  (548)       $    392        $   1,875       $   3,120
    Insurance and investment product fees                    7,773           7,257           15,410          14,484
    Net investment income                                    5,107           1,951            9,748           3,546
    Net realized investment (losses) gains                    (183)             20             (288)             38
                                                      -------------   -------------    -------------    ------------
        Total revenues                                      12,149           9,620           26,745          21,188
                                                      -------------   -------------    -------------    ------------

Benefits and expenses

    Policy benefits and increase in policy
        liabilities                                          6,724           5,244           12,113          10,923
    Amortization of deferred policy acquisition
        expenses                                            (1,914)          2,322            2,841           4,710
    Other operating expenses                                 5,102             908            8,298           2,275
                                                      -------------   -------------    -------------    ------------
        Total benefits and expenses                          9,912           8,474           23,252          17,908


Income before income taxes                                   2,237           1,146            3,493           3,280
                                                      -------------   -------------    -------------    ------------
Income taxes                                                   727             401            1,110           1,147
                                                      -------------   -------------    -------------    ------------
Net income                                                   1,510             745            2,383           2,133
                                                      -------------   -------------    -------------    ------------

Other comprehensive (loss) income, net of
    income taxes
    Unrealized (losses) gains on securities                   (385)            (26)             287             104
    Reclassification adjustment for net realized
        losses (gains) included in net income                   72                              (32)
                                                      -------------   -------------    -------------    ------------
        Total other comprehensive (loss) income               (313)            (26)             255             104
                                                      -------------   -------------    -------------    ------------

Comprehensive income                                         1,197             719            2,638           2,237
Capital contribution                                        15,000          15,000           35,000          15,000
                                                      -------------   -------------    -------------    ------------
Net increase in equity                                      16,197          15,719           37,638          17,237
Equity, beginning of period                                115,629          79,707           94,188          78,189
                                                      -------------   -------------    -------------    ------------

Equity, end of period                                   $  131,826      $   95,426       $  131,826       $  95,426
                                                      =============   =============    =============    ============

        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS
                                                                                  ENDED JUNE 30,
                                                                  -----------------------------------------------
                                                                          2001                      2000
                                                                  ----------------------    ---------------------
                                                                                  (IN THOUSANDS)
Cash flows from operating activities:
    Net income                                                              $     2,383             $      2,133

Adjustments to reconcile net income
  to net cash from operating activities:
    Net realized investment losses                                                  288                      (38)
    Amortization of goodwill                                                         51                       51
    Deferred income taxes                                                         7,590                    6,721
    Increase in accrued investment income                                        (1,639)                    (323)
    Increase in deferred policy acquisition costs                               (32,450)                 (19,250)
    Change in other assets/other liabilities                                    (16,263)                   3,294
                                                                  ----------------------    ---------------------
    Net cash used for operating activities                                      (40,040)                  (7,412)
                                                                  ----------------------    ---------------------

Cash flow from investing activities:
    Proceeds from sales, maturities or repayments of
        available-for-sale debt securities                                       62,799                    5,240
    Proceeds from maturities or repayments of
        held-to-maturity debt securities                                            588                      522
    Purchase of available-for-sale debt securities                             (206,898)                 (27,295)
    Purchase of held-to-maturity debt securities                                 (7,590)                  (6,483)
    Change in short term investments, net                                        72,375                  (16,842)
    Investment in separate accounts                                              (6,000)
    Increase in policy loans                                                        (71)                    (100)
                                                                  ----------------------    ---------------------
    Net cash used for investing activities                                      (84,797)                 (44,958)
                                                                  ----------------------    ---------------------

Cash flow from financing activities:
Capital contribution from parent                                                 35,000                   15,000
Increase in policyholder deposit funds, net of
    interest credited                                                           130,390                   40,019
                                                                  ----------------------    ---------------------
Net cash provided by financing activities                                       165,390                   55,019
                                                                  ----------------------    ---------------------

Net change in cash and cash equivalents                                          40,553                    2,649

Cash and cash equivalents, beginning of year                                      8,404
Cash and cash equivalents, end of period                                  $      48,957             $      2,649
                                                                  ======================    =====================


Supplemental cash flow information
    Income taxes paid, net                                                         -                        -

        The accompanying notes are an integral part of these statements.
                                      F-22

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

    PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of the former Phoenix Home Life Mutual Insurance Company which was renamed Phoenix Life Insurance Company (Phoenix) as a result of the reorganization and initial public offering. See Note 3 - "Reorganization."

2.  BASIS OF PRESENTATION

    The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The State of Connecticut Insurance Department (the Insurance Department) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Connecticut State Insurance Law. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determination.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation, have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These unaudited financial statements should be read in conjunction with the financial statements of PHL Variable for the year ended December 31, 2000.

3.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of demutualization, Phoenix Home Life Mutual Insurance Company (the mutual company) converted from a mutual life insurance company to a stock life insurance company and became a wholly owned subsidiary of The Phoenix Companies, Inc. At that time, the mutual company changed its name to Phoenix Life Insurance Company. The Phoenix Companies, Inc. is a publicly traded company and has filed all the material required to be filed pursuant to governing law.

4.  COMMITMENTS AND CONTINGENCIES

    In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of June 30, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.


Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements

               The condensed financial information is included in Part A and financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to registrant's Pre-Effective Amendment No. 1 on Form N-4 Registration Statement filed via Edgar on July 20, 1995.

               (4)  (a)  Form of Variable Annuity Contract (Big Edge Choice) is
                         incorporated by reference to registrant's Registration Statement on Form N-4, filed via Edgar on December 14, 1994.

                    (b) Form of Variable Annuity Contract (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Post-Effective Amendment No. 9 on Form N-4 Registration Statement, filed via Edgar on July 15, 1999.

               (5)  (a)  Form of Application (Big Edge Choice) is incorporated by reference to registrant's Pre-Effective Amendment No. 1 on Form N-4 Registration Statement dated July 20, 1995.

                    (b) Form of Application (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Form N-4, Post-Effective Amendment No. 9, filed via Edgar on July 15, 1999.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to registrant's Registration Statement on Form N-4, filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to registrant's Registration Statement on Form N-4, filed via Edge on December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9)  Opinion & Written Consent of Richard J. Wirth, Esq.

               (10) Written Consent of PricewaterhouseCoopers LLP.


               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


          NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITION WITH DEPOSITOR
          ----                              --------------------------                      -----------------------

          Carl T. Chadburn*                                                                 Director

          Robert W. Fiondella*                                                              Director and Chairman

          Joseph E. Kelleher**                                                              Director and Senior Vice President

          Philip R. McLoughlin*                                                             Director, Executive, Vice President
                                                                                            and Chief Investment Officer

          David W. Searfoss*                                                                Director, Executive Vice President
                                                                                            and Chief Financial Officer

          Simon Y. Tan*                                                                     Director and President

          Dona D. Young*                                                                    Director and Executive Vice President

          Michael J. Gilotti*                                                               Executive Vice President



* The principal business address of this individual is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102-5056.
** The principal business address of this individual is PHL Variable Insurance
   Company, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

ITEM 26.  NOT APPLICABLE


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 30, 2001 there were 28,465 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL                                            POSITIONS AND OFFICES
          BUSINESS ADDRESS                                              WITH UNDERWRITER
          ----------------                                              ----------------

          Michael E. Haylon*                                            Director

          Philip R. McLoughlin*                                         Director and Chairman

          William R. Moyer*                                             Director, Executive Vice President, Chief Financial Officer
                                                                        and Treasurer


          Stephen D. Gresham**                                          Executive Vice President, Chief Sales Marketing Officer

          John F. Sharry*                                               President, Retail Distribution

* The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115.
** The principal business address of this individual is 101 Munson St., PO Box
   810 Greenfield, MA 01302-0810.


NAME OF
PRINCIPAL                      NET UNDERWRITING                    COMPENSATION               BROKERAGE
UNDERWRITER                    DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
-----------                    -------------------------           -------------              -----------            ------------
PEPCO                               $14.5 million                        0                         0                       0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of October, 2001.


                                         PHL VARIABLE INSURANCE COMPANY

                                         By:  *Simon Y. Tan
                                              ----------------------------------
                                              Simon Y. Tan
                                              President

                                         PHL VARIABLE ACCUMULATION ACCOUNT

                                         By:  *Simon Y. Tan
                                              ----------------------------------
                                              Simon Y. Tan
                                              President


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 29th day of October, 2001.


       SIGNATURE                                          TITLE

--------------------------------------------------           Director
*Carl T. Chadburn


                                                   Director, Chairman
-------------------------------------------------- (Principal Executive Officer)
*Robert W. Fiondella


-------------------------------------------------- Director
*Joseph E. Kelleher


-------------------------------------------------- Director
*Philip R. McLoughlin


-------------------------------------------------- Director
*David W. Searfoss


-------------------------------------------------- Director, President
*Simon Y. Tan


/s/ Dona D. Young                                  Director
--------------------------------------------------
*Dona D. Young


By:/s/ Dona D. Young
   ------------------------------------------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.



                                      S-1